Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments
Morningstar U.S. Equity Fund
	Number of Shares	Value
Common Stocks – 89.8%
Aerospace & Defense – 1.9%
General Dynamics Corp.	31,659	$7,378,446
Lockheed Martin Corp.	4,286	1,985,532
Moog, Inc., Class A	17,559	1,673,724
Northrop Grumman Corp.	12,593	5,642,168
Raytheon Technologies Corp.	117,341	11,716,499
		28,396,369
Apparel & Textile Products – 0.8%
Hanesbrands, Inc.(a)	159,597	1,346,999
NIKE, Inc., Class B	73,200	9,320,556
VF Corp.	31,663	979,653
		11,647,208
Asset Management – 0.8%
BlackRock, Inc.	4,135	3,139,333
Cohen & Steers, Inc.(a)	30,073	2,209,463
Focus Financial Partners, Inc. Class A*	42,853	1,934,813
Hamilton Lane, Inc., Class A	41,525	3,233,137
KKR & Co., Inc.	27,716	1,546,830
		12,063,576
Automotive – 1.3%
Aptiv PLC*	49,871	5,639,911
BorgWarner, Inc.	25,434	1,202,520
Fox Factory Holding Corp.*	15,001	1,771,468
General Motors Co.	110,354	4,339,119
Methode Electronics, Inc.	19,931	951,506
Tesla, Inc.*	16,300	2,823,486
XPEL, Inc.*	22,681	1,725,344
		18,453,354
Banking – 4.4%
Atlantic Union Bankshares Corp.	46,927	1,815,606
Bank OZK	134,069	6,122,931
BankUnited, Inc.	31,339	1,179,600
BOK Financial Corp.	16,296	1,637,748
Citigroup, Inc.	61,414	3,207,039
City Holding Co.	18,089	1,714,656
Columbia Banking System, Inc.(a)	46,370	1,433,297
First Bancorp	22,375	891,644
First Republic Bank	27,417	3,862,507
JPMorgan Chase & Co.	69,525	9,730,719
National Bank Holdings Corp., Class A	19,317	815,757
PNC Financial Services Group (The), Inc.	16,692	2,761,357
	Number of Shares	Value
Banking (Continued)
Provident Financial Services, Inc.	39,129	$917,966
Renasant Corp.	45,319	1,612,450
Sandy Spring Bancorp, Inc.	44,681	1,510,218
Seacoast Banking Corp. of Florida	50,727	1,628,844
SVB Financial Group*	16,960	5,129,382
Triumph Financial, Inc.*	24,446	1,362,376
Truist Financial Corp.	194,223	9,592,674
Veritex Holdings, Inc.	56,478	1,589,856
Webster Financial Corp.	114,164	6,010,735
		64,527,362
Beverages – 1.7%
Diageo PLC (United Kingdom)	86,813	3,795,995
Duckhorn Portfolio (The), Inc.*	107,780	1,743,881
Monster Beverage Corp.*	110,192	11,468,783
PepsiCo, Inc.	12,996	2,222,576
Primo Water Corp.	385,459	6,032,433
		25,263,668
Biotechnology & Pharmaceuticals – 3.2%
Intra-Cellular Therapies, Inc.*	19,448	931,948
Johnson & Johnson	43,523	7,112,529
Merck & Co., Inc.	84,828	9,111,375
Pfizer, Inc.	124,853	5,513,508
Prestige Consumer Healthcare, Inc.*	23,958	1,575,478
Roche Holding A.G. (Genusschein)	2,815	878,760
Viatris, Inc.	953,194	11,590,839
Zoetis, Inc.	63,540	10,515,235
		47,229,672
Cable & Satellite – 1.2%
Charter Communications, Inc., Class A*	7,017	2,696,703
Comcast Corp., Class A	385,922	15,186,031
		17,882,734
Chemicals – 2.9%
Ashland Global Holdings, Inc.	35,709	3,901,922
AZZ, Inc.	19,739	838,513
Balchem Corp.	19,567	2,556,037
Dow, Inc.	72,245	4,287,741
DuPont de Nemours, Inc.	116,573	8,620,573
Ecovyst, Inc.*	93,939	985,420
Innospec, Inc.	31,467	3,556,400

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar U.S. Equity Fund
	Number of Shares	Value
Chemicals (Continued)
International Flavors & Fragrances, Inc.	9,223	$1,037,219
Livent Corp.*	40,596	1,052,248
PPG Industries, Inc.	23,148	3,017,110
Sherwin-Williams (The) Co.	35,111	8,306,912
Stepan Co.	14,815	1,627,280
Valvoline, Inc.	68,995	2,529,357
		42,316,732
Commercial Support Services – 0.2%
Legalzoom.com, Inc.(a)*	38,029	322,486
Stericycle, Inc.*	19,930	1,072,433
ZipRecruiter, Inc., Class A*	75,143	1,475,809
		2,870,728
Containers & Packaging – 0.1%
TriMas Corp.	40,291	1,240,560
Diversified Industrials – 1.8%
Eaton Corp. PLC	75,802	12,295,843
Honeywell International, Inc.	26,642	5,554,324
Illinois Tool Works, Inc.	17,451	4,119,134
Parker-Hannifin Corp.	13,536	4,412,736
		26,382,037
E-Commerce Discretionary – 3.2%
Amazon.com, Inc.*	427,539	44,092,097
Sea Ltd. ADR (Singapore)*	42,650	2,748,793
		46,840,890
Electric Utilities – 2.1%
American Electric Power Co., Inc.	15,450	1,451,682
Avista Corp.	38,515	1,536,749
Dominion Energy, Inc.	213,422	13,582,176
Duke Energy Corp.	49,439	5,065,026
Exelon Corp.	21,043	887,804
NorthWestern Corp.	28,040	1,592,672
Southern (The) Co.	63,197	4,277,173
Xcel Energy, Inc.	22,011	1,513,696
		29,906,978
Electrical Equipment – 1.6%
Johnson Controls International PLC	53,314	3,709,055
Lennox International, Inc.	15,369	4,005,469
Novanta, Inc.*	17,947	2,897,902
nVent Electric PLC	166,600	6,622,350
Otis Worldwide Corp.	9,862	810,952
	Number of Shares	Value
Electrical Equipment (Continued)
Sensata Technologies Holding PLC	62,316	$3,168,769
Trane Technologies PLC	12,544	2,246,881
		23,461,378
Engineering & Construction – 0.2%
Comfort Systems USA, Inc.	13,964	1,690,202
Installed Building Products, Inc.	10,852	1,194,697
		2,884,899
Entertainment Content – 0.5%
Activision Blizzard, Inc.	12,915	988,901
Electronic Arts, Inc.	11,338	1,458,974
Walt Disney (The) Co.*	50,867	5,518,561
		7,966,436
Food – 1.6%
BellRing Brands, Inc.(a)*	52,426	1,486,801
Hostess Brands, Inc.*	72,096	1,667,580
J&J Snack Foods Corp.	10,780	1,544,774
Lancaster Colony Corp.	16,071	3,084,186
Nestle S.A.(b)	31,716	3,869,639
Post Holdings, Inc.*	52,515	4,986,299
Seaboard Corp.	1,371	5,375,006
Tyson Foods, Inc., Class A	19,009	1,249,842
		23,264,127
Forestry, Paper & Wood Products – 0.3%
Trex Co., Inc.*	56,775	2,993,178
UFP Industries, Inc.	13,771	1,288,277
		4,281,455
Gas & Water Utilities – 0.3%
South Jersey Industries, Inc.	40,088	1,446,776
UGI Corp.	86,559	3,447,645
		4,894,421
Health Care Facilities & Services – 2.8%
Cigna Corp.	22,398	7,092,775
CVS Health Corp.	45,119	3,980,398
Ensign Group (The), Inc.	35,575	3,317,369
ICON PLC*	12,263	2,829,197
McKesson Corp.	10,285	3,894,724
Medpace Holdings, Inc.*	11,793	2,607,078
Patterson Cos., Inc.	57,103	1,723,940
UnitedHealth Group, Inc.	31,218	15,583,713
		41,029,194
Home & Office Products – 0.1%
Steelcase, Inc., Class A	182,848	1,426,214

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar U.S. Equity Fund
	Number of Shares	Value
Home Construction – 0.7%
Century Communities, Inc.	27,506	$1,683,367
Masco Corp.	27,023	1,437,624
Masonite International Corp.*	18,978	1,731,173
NVR, Inc.*	911	4,800,970
		9,653,134
Household Products – 1.4%
Central Garden & Pet Co., Class A*	21,258	842,454
Estee Lauder (The) Cos., Inc., Class A	27,200	7,536,576
Kimberly-Clark Corp.	15,607	2,029,066
Reckitt Benckiser Group PLC (United Kingdom)	16,270	1,159,416
Unilever PLC ADR (United Kingdom)(a)	164,019	8,381,371
		19,948,883
Industrial Intermediate Products – 0.3%
Janus International Group, Inc.*	111,117	1,222,287
RBC Bearings, Inc.*	13,048	3,183,321
		4,405,608
Industrial Support Services – 1.1%
W.W. Grainger, Inc.	16,499	9,725,830
WESCO International, Inc.*	45,261	6,744,342
		16,470,172
Institutional Financial Services – 1.9%
Goldman Sachs Group (The), Inc.	27,594	10,094,161
Moelis & Co., Class A	81,714	3,820,130
Morgan Stanley	74,869	7,287,000
Nasdaq, Inc.	69,360	4,174,778
Piper Sandler Cos.	12,751	1,811,917
		27,187,986
Insurance – 4.5%
American International Group, Inc.	205,780	13,009,412
AMERISAFE, Inc.	17,913	986,648
Aon PLC, Class A	19,557	6,232,425
Berkshire Hathaway, Inc., Class B*	18,851	5,872,463
Brighthouse Financial, Inc.*	23,574	1,326,509
Chubb Ltd.	25,119	5,714,321
Enstar Group Ltd.*	4,362	1,056,913
Goosehead Insurance, Inc., Class A(a)*	18,243	712,389
Hartford Financial Services Group (The), Inc.	26,958	2,092,210
	Number of Shares	Value
Insurance (Continued)
Loews Corp.	28,035	$1,723,592
Marsh & McLennan Cos., Inc.	75,203	13,153,757
Progressive (The) Corp.	43,910	5,987,128
Travelers (The) Cos., Inc.	21,738	4,154,567
Willis Towers Watson PLC	11,416	2,901,833
		64,924,167
Internet Media & Services – 5.9%
Alphabet, Inc., Class A*	414,031	40,922,824
Meta Platforms, Inc., Class A*	181,312	27,010,049
Netflix, Inc.*	37,090	13,124,667
Uber Technologies, Inc.*	180,979	5,597,681
		86,655,221
Leisure Facilities & Services – 1.0%
Chuy's Holdings, Inc.*	22,817	781,026
Marriott International, Inc., Class A	16,840	2,933,191
Papa John's International, Inc.	19,661	1,763,395
Red Rock Resorts, Inc., Class A	144,990	6,526,000
Vail Resorts, Inc.	7,069	1,854,482
		13,858,094
Leisure Products – 0.1%
YETI Holdings, Inc.*	37,271	1,668,250
Machinery – 1.5%
Alamo Group, Inc.	11,199	1,752,307
Albany International Corp., Class A	14,579	1,635,035
Enovis Corp.(a)*	53,740	3,382,933
Esab Corp.	63,707	3,682,902
Federal Signal Corp.	30,801	1,640,153
Helios Technologies, Inc.	32,139	2,121,174
Kadant, Inc.	16,819	3,427,208
Kornit Digital Ltd. (Israel)*	29,246	737,292
Regal Rexnord Corp.	22,960	3,196,032
		21,575,036
Medical Equipment & Devices – 4.9%
Abbott Laboratories	33,865	3,743,776
Alcon, Inc. (Switzerland)(a)	91,014	6,845,163
Avanos Medical, Inc.*	27,427	840,363
Bio-Rad Laboratories, Inc., Class A*	16,956	7,926,252
Boston Scientific Corp.*	126,293	5,841,051
CONMED Corp.	16,688	1,598,043
Danaher Corp.	7,632	2,017,748
Dexcom, Inc.*	66,000	7,067,940

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar U.S. Equity Fund
	Number of Shares	Value
Medical Equipment & Devices (Continued)
Intuitive Surgical, Inc.*	29,260	$7,188,889
Medtronic PLC	32,594	2,727,792
Merit Medical Systems, Inc.*	11,865	846,568
Neogen Corp.*	141,519	3,029,922
Stryker Corp.	22,600	5,736,106
Thermo Fisher Scientific, Inc.	27,567	15,722,287
		71,131,900
Metals & Mining – 0.4%
Encore Wire Corp.(a)	5,763	930,321
Freeport-McMoRan, Inc.	114,837	5,124,027
		6,054,348
Oil & Gas Producers – 5.7%
Antero Midstream Corp.	105,581	1,150,833
California Resources Corp.	44,536	1,903,023
Cheniere Energy, Inc.	42,472	6,489,297
Chesapeake Energy Corp.	21,916	1,900,556
Chord Energy Corp.	11,945	1,712,077
ConocoPhillips	44,755	5,454,292
Coterra Energy, Inc.(a)	119,654	2,994,940
Enbridge, Inc. (Canada)	184,808	7,567,051
Enerplus Corp. (Canada)	50,541	897,103
EOG Resources, Inc.	17,733	2,345,189
Equitrans Midstream Corp.	240,733	1,745,314
Exxon Mobil Corp.	53,548	6,212,103
Hess Corp.	40,857	6,135,087
Kinder Morgan, Inc.	310,915	5,689,744
Northern Oil and Gas, Inc.(a)	45,211	1,515,473
ONEOK, Inc.	55,262	3,784,342
Pembina Pipeline Corp. (Canada)	48,977	1,737,781
Pioneer Natural Resources Co.	40,668	9,367,874
Sitio Royalties Corp., Class A(a)	63,625	1,690,516
Targa Resources Corp.	27,074	2,031,091
TC Energy Corp. (Canada)	120,626	5,197,466
Williams (The) Cos., Inc.	156,503	5,045,657
		82,566,809
Publishing & Broadcasting – 0.1%
Liberty Media Corp.-Liberty Formula One, Class C*	28,745	2,035,146
Real Estate Investment Trusts – 2.3%
Corporate Office Properties Trust	55,370	1,554,236
CubeSmart	101,205	4,634,177
Douglas Emmett, Inc.	50,902	852,609
	Number of Shares	Value
Real Estate Investment Trusts (Continued)
Easterly Government Properties, Inc.	48,841	$793,178
Equinix, Inc.	8,729	6,443,137
Four Corners Property Trust, Inc.	59,097	1,699,630
National Storage Affiliates Trust	41,603	1,697,402
Plymouth Industrial REIT, Inc.	72,456	1,621,565
PotlatchDeltic Corp.	16,991	831,709
Prologis, Inc.	22,327	2,886,435
Public Storage	3,262	992,757
Rayonier, Inc.	53,990	1,964,696
Ryman Hospitality Properties, Inc.	25,055	2,327,359
Sunstone Hotel Investors, Inc.	81,164	891,992
UDR, Inc.	15,649	666,491
Urban Edge Properties	106,665	1,679,974
Weyerhaeuser Co.	54,308	1,869,824
		33,407,171
Real Estate Owners & Developers – 0.1%
Radius Global Infrastructure, Inc. Class A*	100,094	1,348,266
Real Estate Services – 0.1%
Jones Lang LaSalle, Inc.*	9,366	1,731,492
Retail - Consumer Staples – 1.0%
Five Below, Inc.*	18,184	3,584,612
Ollie's Bargain Outlet Holdings, Inc.*	30,228	1,655,285
Target Corp.	20,559	3,539,026
Walmart, Inc.	38,197	5,495,403
		14,274,326
Retail - Discretionary – 1.2%
Academy Sports & Outdoors, Inc.(a)	21,550	1,258,951
Advance Auto Parts, Inc.	34,359	5,232,188
CarMax, Inc.*	12,533	882,950
Floor & Decor Holdings, Inc., Class A*	20,377	1,849,620
Freshpet, Inc.*	18,376	1,163,752
Lowe's Cos., Inc.	23,744	4,944,688
Mister Car Wash, Inc.(a)*	95,073	976,400
Monro, Inc.	36,003	1,832,553
		18,141,102
Semiconductors – 3.6%
Analog Devices, Inc.	11,163	1,914,120

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar U.S. Equity Fund
	Number of Shares	Value
Semiconductors (Continued)
ASML Holding N.V. (Netherlands)(b)	12,220	$8,075,465
Intel Corp.	113,400	3,204,684
KLA Corp.	7,866	3,087,248
Micron Technology, Inc.	77,794	4,690,978
Monolithic Power Systems, Inc.	3,888	1,658,465
NVIDIA Corp.	75,468	14,744,183
NXP Semiconductors N.V. (China)	23,127	4,262,537
Rambus, Inc.*	36,241	1,466,673
Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)	41,953	3,890,302
Texas Instruments, Inc.	34,906	6,185,692
		53,180,347
Software – 7.5%
Adobe, Inc.*	16,606	6,149,866
Atlassian Corp., Class A*	27,680	4,473,642
Check Point Software Technologies Ltd. (Israel)*	31,776	4,041,907
Clearwater Analytics Holdings, Inc., Class A(a)*	103,778	2,031,973
CyberArk Software Ltd.*	14,219	2,003,173
Five9, Inc.*	24,053	1,894,895
Guidewire Software, Inc.*	34,060	2,494,554
Microsoft Corp.	213,661	52,947,332
Palo Alto Networks, Inc.*	48,577	7,706,255
Paylocity Holding Corp.*	9,395	1,956,885
Q2 Holdings, Inc.*	33,154	1,084,799
Salesforce, Inc.*	47,178	7,924,489
Splunk, Inc.*	53,357	5,110,000
SS&C Technologies Holdings, Inc.	52,337	3,158,538
Unity Software, Inc.(a)*	38,200	1,356,864
Workday, Inc., Class A*	29,060	5,272,356
		109,607,528
Specialty Finance – 0.5%
American Express Co.	24,160	4,226,309
Discover Financial Services	9,048	1,056,173
Mr. Cooper Group, Inc.(a)*	50,537	2,324,196
		7,606,678
Technology Hardware – 3.5%
ADTRAN Holdings, Inc.	39,136	738,496
Apple, Inc.	260,109	37,531,128
Ciena Corp.*	36,454	1,896,337
Cisco Systems, Inc.	159,028	7,739,893
Fabrinet (Thailand)*	14,379	1,893,139
Viavi Solutions, Inc.*	138,414	1,564,078
		51,363,071
	Number of Shares	Value
Technology Services – 4.1%
Accenture PLC, Class A	16,367	$4,567,211
Cognizant Technology Solutions Corp., Class A	29,420	1,963,785
Equifax, Inc.	15,062	3,346,776
Euronet Worldwide, Inc.*	21,160	2,384,309
Globant S.A.*	11,565	1,875,612
HealthEquity, Inc.*	44,839	2,728,453
Moody's Corp.	5,280	1,704,120
Open Lending Corp., Class A*	98,845	866,871
PayPal Holdings, Inc.*	90,701	7,391,224
S&P Global, Inc.	28,628	10,733,781
Visa, Inc., Class A(a)	97,048	22,341,420
		59,903,562
Telecommunications – 1.1%
T-Mobile U.S., Inc.*	13,090	1,954,468
Verizon Communications, Inc.	337,600	14,034,032
		15,988,500
Transportation & Logistics – 1.8%
Alaska Air Group, Inc.*	48,291	2,479,260
Allegiant Travel Co.*	9,875	849,546
Canadian National Railway Co. (Canada)	12,616	1,502,440
Delta Air Lines, Inc.*	113,852	4,451,613
Kirby Corp.*	32,128	2,274,020
Saia, Inc.(a)*	8,124	2,216,065
Union Pacific Corp.	20,749	4,236,738
United Parcel Service, Inc., Class B	43,035	7,971,373
		25,981,055
Transportation Equipment – 0.1%
PACCAR, Inc.	12,246	1,338,610
Wholesale - Consumer Staples – 0.2%
Archer-Daniels-Midland Co.	27,298	2,261,639
Wholesale - Discretionary – 0.2%
Pool Corp.	6,861	2,645,670
Total Common Stocks (Cost $1,171,383,111)		1,311,143,763

Master Limited Partnerships – 1.2%
Oil & Gas Producers – 1.2%
Energy Transfer L.P.	303,980	4,036,855
Enterprise Products Partners L.P.	262,420	6,717,952
Magellan Midstream Partners L.P.	42,745	2,282,583
MPLX L.P.	66,590	2,325,323

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar U.S. Equity Fund
	Number of Shares	Value
Oil & Gas Producers (Continued)
Plains All American Pipeline L.P.	156,681	$1,952,245
Total Master Limited Partnerships (Cost $16,007,805)		17,314,958

Investment Companies – 5.6%
Vanguard Consumer Staples ETF	146,112	27,945,381
Vanguard Financials ETF	82,031	7,317,985
Vanguard Health Care ETF	192,471	47,363,264
Total Investment Companies (Cost $74,964,588)		82,626,630
	Par/Number of Shares	Value
Short-Term Investments – 2.1%
Money Market Funds – 2.1%
Northern Institutional Funds - Liquid Assets Portfolio (Shares), 4.35%(c)(d)	3,401,139	$3,401,139
Northern Institutional Funds - Treasury Portfolio (Premier), 4.02%(c)	26,588,738	26,588,738
		29,989,877
Mortgage-Backed Securities – 0.0%(e)
Freddie Mac Discount Notes, 0.00%, 2/1/23(f)*	$137,000	137,000
Total Short-Term Investments (Cost $30,126,876)		30,126,877
Total Investments – 98.7% (Cost $1,292,482,380)		1,441,212,228
Other Assets less Liabilities – 1.3%		19,086,945
NET ASSETS – 100.0%		$1,460,299,173

Percentages shown are based on Net Assets.

All securities are United States companies, unless noted otherwise in parentheses.
(a)	Security either partially or fully on loan. As of January 31, 2023, the total value of securities on loan is $39,541,762.
(b)	Security sold outside United States without registration under the Securities Act of 1933.
(c)	7-day current yield as of January 31, 2023 is disclosed.
(d)	Security purchased with the cash proceeds from securities loaned. As of January 31, 2023, total cash collateral has a value of $3,401,139 and total non-cash collateral has a value of $36,375,914.
(e)	Amount rounds to less than 0.05%.
(f)	Zero coupon bond.
*	Non-Income Producing Security

Abbreviations:
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
Freddie Mac	Federal Home Loan Mortgage Corporation
L.P.	Limited Partnership
PLC	Public Limited Company
REIT	Real Estate Investment Trust
S&P	Standards & Poor's

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar U.S. Equity Fund
Valuation Hierarchy
The following is a summary of the inputs used, as of January 31, 2023, in valuing the Fund's investments carried at fair value:
Morningstar U.S. Equity Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Common Stocks	1,301,439,953	$9,703,810	$—	1,311,143,763
Master Limited Partnerships	17,314,958	—	—	17,314,958
Investment Companies	82,626,630	—	—	82,626,630
Short-Term Investments	29,989,877	137,000	—	30,126,877
Total Investments	$1,431,371,418	$9,840,810	$—	$1,441,212,228

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments
Morningstar International Equity Fund
	Number of Shares	Value
Common Stocks – 95.3%
Advertising & Marketing – 1.0%
Dentsu Group, Inc. (Japan)	17,794	$573,125
Publicis Groupe S.A. (France)	52,400	3,696,277
WPP PLC (United Kingdom)	351,361	4,105,211
		8,374,613
Aerospace & Defense – 0.2%
BAE Systems PLC (United Kingdom)	86,459	915,259
Rolls-Royce Holdings PLC (United Kingdom)(a)*	822,536	1,076,153
		1,991,412
Apparel & Textile Products – 2.0%
adidas A.G. (Germany)	41,700	6,714,378
Cie Financiere Richemont S.A., Class A (Switzerland)(b)	6,780	1,045,187
Kering S.A. (France)	11,976	7,472,508
Swatch Group (The) A.G. (Bearer) (Switzerland)	6,360	2,302,756
		17,534,829
Asset Management – 1.6%
EXOR N.V. (Netherlands)*	67,200	5,341,635
HDFC Asset Management Co. Ltd. (India)(c)	14,069	325,753
Sanlam Ltd. (South Africa)	202,354	654,743
Schroders PLC (United Kingdom)	860,724	5,090,142
St. James's Place PLC (United Kingdom)	34,891	529,078
XP, Inc., Class A (Brazil)(a)*	86,245	1,536,886
		13,478,237
Automotive – 5.5%
Bajaj Auto Ltd. (India)	12,276	574,045
Bayerische Motoren Werke A.G. (Germany)	68,720	7,000,143
Bridgestone Corp. (Japan)	63,800	2,381,858
Continental A.G. (Germany)	97,875	6,872,313
Denso Corp. (Japan)	20,800	1,123,318
Fuyao Glass Industry Group Co. Ltd., Class A (China)	179,700	1,041,680
Honda Motor Co. Ltd. (Japan)	133,500	3,302,324
Huayu Automotive Systems Co. Ltd., Class A (China)	321,500	870,231
Hyundai Mobis Co. Ltd. (South Korea)	4,517	755,275
	Number of Shares	Value
Automotive (Continued)
Kia Corp. (South Korea)	10,519	$573,096
Li Auto, Inc. ADR (China)(a)*	17,778	442,672
Li Auto, Inc., Class A (China)(a)*	3,000	36,709
Maruti Suzuki India Ltd. (India)	4,430	482,922
Mercedes-Benz Group A.G. (Germany)	109,790	8,169,697
Nissan Motor Co. Ltd. (Japan)	313,576	1,126,660
Stanley Electric Co. Ltd. (Japan)	54,900	1,181,517
Sumitomo Electric Industries Ltd. (Japan)	49,000	588,792
Toyota Motor Corp. (Japan)	446,000	6,549,832
Valeo (France)	202,294	4,421,089
		47,494,173
Banking – 10.5%
Al Rajhi Bank (Saudi Arabia)*	19,582	429,850
Axis Bank Ltd. (India)	208,995	2,233,682
Banco Bilbao Vizcaya Argentaria S.A. (Spain)	554,886	3,919,589
Banco do Brasil S.A. (Brazil)	174,500	1,403,549
Banco Santander Chile ADR (Chile)	24,636	416,595
Bank Central Asia Tbk PT (Indonesia)	1,157,800	657,062
Bank Mandiri Persero Tbk PT (Indonesia)	1,669,500	1,112,448
Barclays PLC (United Kingdom)	313,999	721,819
BDO Unibank, Inc. (Philippines)	181,974	410,431
BNP Paribas S.A. (France)	131,305	9,018,273
Capitec Bank Holdings Ltd. (South Africa)	7,608	785,802
China Construction Bank Corp., Class H (China)	3,607,000	2,334,778
China Merchants Bank Co. Ltd., Class H (China)	150,113	973,652
Commercial International Bank Egypt S.A.E. GDR (Egypt)(b)	550,116	892,158
Credicorp Ltd. (Peru)	2,716	364,759
DBS Group Holdings Ltd. (Singapore)	256,852	7,031,650
First Abu Dhabi Bank PJSC (United Arab Emirates)	122,771	455,405
FirstRand Ltd. (South Africa)	192,433	715,004

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Banking (Continued)
Grupo Financiero Banorte S.A.B. de C.V., Class O (Mexico)	162,936	$1,349,832
HDFC Bank Ltd. (India)	52,138	1,026,005
HDFC Bank Ltd. ADR (India)	42,292	2,848,789
HSBC Holdings PLC (United Kingdom)	361,972	2,667,136
ICICI Bank Ltd. ADR (India)	113,452	2,363,205
Intesa Sanpaolo S.p.A. (Italy)	3,451,300	9,074,399
Kasikornbank PCL (Thailand)(b)	117,800	519,408
KB Financial Group, Inc. (South Korea)	31,475	1,434,392
Kotak Mahindra Bank Ltd. (India)	67,654	1,436,382
Lloyds Banking Group PLC (United Kingdom)	14,563,475	9,477,850
Mitsubishi UFJ Financial Group, Inc. (Japan)	290,300	2,126,413
Mizuho Financial Group, Inc. (Japan)	45,000	702,921
NatWest Group PLC (United Kingdom)	128,160	488,939
Nedbank Group Ltd. (South Africa)	104,394	1,350,942
OTP Bank Nyrt. (Hungary)	63,533	1,914,344
Powszechna Kasa Oszczednosci Bank Polski S.A. (Poland)	42,631	317,964
Qatar National Bank QPSC (Qatar)	135,776	673,041
Resona Holdings, Inc. (Japan)	125,600	695,036
Saudi British Bank (The) (Saudi Arabia)	8,687	84,171
Sberbank of Russia PJSC (Russia)(d)*	405,212	0
Shinhan Financial Group Co. Ltd. (South Korea)	36,958	1,249,713
Skandinaviska Enskilda Banken AB, Class A (Sweden)	450,264	5,450,810
Standard Bank Group Ltd. (South Africa)	80,510	803,306
Standard Chartered PLC (United Kingdom)	467,920	3,930,350
Sumitomo Mitsui Financial Group, Inc. (Japan)	79,300	3,446,465
Sumitomo Mitsui Trust Holdings, Inc. (Japan)(a)	51,800	1,887,003
		91,195,322
	Number of Shares	Value
Beverages – 2.2%
Ambev S.A. ADR (Brazil)*	881,424	$2,344,588
Anheuser-Busch InBev S.A./N.V. (Belgium)	78,000	4,708,218
Asahi Group Holdings Ltd. (Japan)	18,400	607,610
Budweiser Brewing Co. APAC Ltd. (China)(c)	533,600	1,683,679
Diageo PLC (United Kingdom)	43,340	1,895,090
Fomento Economico Mexicano S.A.B. de C.V. ADR (Mexico)	49,288	4,327,486
Kirin Holdings Co. Ltd. (Japan)	108,600	1,673,496
Kweichow Moutai Co. Ltd., Class A (China)	2,000	548,494
Nongfu Spring Co. Ltd., Class H (China)(c)	43,000	243,415
Tingyi Cayman Islands Holding Corp. (China)	566,000	941,605
		18,973,681
Biotechnology & Pharmaceuticals – 4.3%
Astellas Pharma, Inc. (Japan)	68,300	1,005,385
AstraZeneca PLC (United Kingdom)	25,729	3,370,822
Bayer A.G. (Germany)(b)	106,160	6,607,923
China Medical System Holdings Ltd. (China)	397,000	685,308
Chugai Pharmaceutical Co. Ltd. (Japan)	199,700	5,177,240
CSPC Pharmaceutical Group Ltd. (China)	1,942,000	2,214,274
Daiichi Sankyo Co. Ltd. (Japan)	35,900	1,127,509
GSK PLC	84,289	1,480,540
Novartis A.G. (Switzerland)(b)	29,200	2,639,945
Ono Pharmaceutical Co. Ltd. (Japan)	22,500	488,221
Roche Holding A.G. (Genusschein)	24,368	7,606,968
Shionogi & Co. Ltd. (Japan)	55,200	2,630,530
Takeda Pharmaceutical Co. Ltd. (Japan)	73,700	2,316,936
		37,351,601
Cable & Satellite – 0.4%
Grupo Televisa S.A.B. ADR (Mexico)	2,700	16,605
Liberty Global PLC, Class A (United Kingdom)*	167,800	3,639,582
		3,656,187

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Chemicals – 2.4%
Air Liquide S.A. (France)	14,767	$2,351,292
Akzo Nobel N.V. (Netherlands)	24,900	1,854,677
Asian Paints Ltd. (India)	10,924	364,801
LG Chem Ltd. (South Korea)	2,325	1,312,238
Linde PLC (United Kingdom)	8,738	2,890,702
Nitto Denko Corp. (Japan)	17,300	1,118,228
Novozymes A/S, Class B (Denmark)	33,041	1,719,339
Orica Ltd. (Australia)	173,807	1,823,854
Shin-Etsu Chemical Co. Ltd. (Japan)	19,900	2,933,721
Symrise A.G. (Germany)	26,418	2,808,488
Toray Industries, Inc. (Japan)	113,100	694,892
UPL Ltd. (India)	100,243	929,753
		20,801,985
Commercial Support Services – 1.1%
Bidvest Group (The) Ltd. (South Africa)	46,986	606,443
Compass Group PLC (United Kingdom)	95,134	2,272,563
Edenred (France)	37,100	2,020,817
Eurofins Scientific S.E. (France)(a)	6,700	480,590
Pony Testing International Group Co. Ltd., Class A (China)	63,880	324,039
Recruit Holdings Co. Ltd. (Japan)	74,500	2,395,940
Rentokil Initial PLC (United Kingdom)	61,416	372,392
Secom Co. Ltd. (Japan)	17,300	1,030,662
		9,503,446
Construction Materials – 0.8%
Anhui Conch Cement Co. Ltd., Class H (China)	248,000	941,513
Holcim A.G.*	83,505	4,992,324
Siam Cement (The) PCL (Thailand)(b)	65,400	665,689
		6,599,526
Diversified Industrials – 1.2%
Alfa Laval AB (Sweden)	106,857	3,358,048
Hitachi Ltd. (Japan)	27,000	1,415,947
Siemens A.G. (Germany)(b)	33,800	5,279,739
		10,053,734
E-Commerce Discretionary – 2.5%
Alibaba Group Holding Ltd. (China)*	888,656	12,217,837
	Number of Shares	Value
E-Commerce Discretionary (Continued)
Alibaba Group Holding Ltd. ADR (China)*	8,496	$936,259
JD.com, Inc., Class A (China)	102,083	3,031,189
MercadoLibre, Inc. (Brazil)*	424	501,036
Ozon Holdings PLC ADR (Russia)(d)*	8,944	0
Pinduoduo, Inc. ADR (China)*	19,318	1,892,778
Sea Ltd. ADR (Singapore)*	6,966	448,959
Vipshop Holdings Ltd. ADR (China)*	140,300	2,170,441
		21,198,499
Electric Utilities – 0.3%
CEZ A.S. (Czech Republic)	7,027	285,309
Chubu Electric Power Co., Inc. (Japan)	66,581	717,149
Engie Brasil Energia S.A. (Brazil)	75,700	589,339
National Grid PLC (United Kingdom)	62,664	796,642
SSE PLC (United Kingdom)	17,453	372,529
		2,760,968
Electrical Equipment – 1.8%
Daikin Industries Ltd. (Japan)	10,600	1,841,164
Mitsubishi Electric Corp. (Japan)	232,300	2,560,121
Schindler Holding A.G. (Switzerland)	8,700	1,854,295
Schneider Electric S.E.	38,936	6,316,027
Shenzhen Inovance Technology Co. Ltd., Class A (China)	69,200	732,435
Toshiba Corp. (Japan)	33,530	1,151,643
Voltas Ltd. (India)	110,021	1,082,344
		15,538,029
Engineering & Construction – 0.1%
Indus Towers Ltd. (India)	385,265	723,199
Entertainment Content – 0.3%
NetEase, Inc. (China)	76,400	1,355,498
Nexon Co. Ltd. (Japan)	28,400	684,797
Square Enix Holdings Co. Ltd. (Japan)	12,400	586,411
		2,626,706
Food – 1.1%
Associated British Foods PLC (United Kingdom)	18,871	433,188
Chacha Food Co. Ltd., Class A (China)	58,900	398,641

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Food (Continued)
Danone S.A. (France)	54,400	$2,983,257
Foshan Haitian Flavouring & Food Co. Ltd., Class A (China)	47,600	560,973
MEIJI Holdings Co. Ltd. (Japan)	28,400	1,464,665
Nestle S.A. ADR	23,870	2,917,272
Universal Robina Corp. (Philippines)	164,220	414,851
Yamazaki Baking Co. Ltd. (Japan)	46,500	544,037
		9,716,884
Gas & Water Utilities – 0.6%
ENN Energy Holdings Ltd. (China)	230,900	3,478,907
ENN Natural Gas Co. Ltd., Class A (China)	242,800	650,013
Osaka Gas Co. Ltd. (Japan)	37,300	601,906
Severn Trent PLC (United Kingdom)	8,494	295,599
		5,026,425
Health Care Facilities & Services – 2.1%
Alfresa Holdings Corp. (Japan)	53,400	668,408
Bumrungrad Hospital PCL (Thailand)(b)	21,300	140,021
Fresenius Medical Care A.G. & Co. KGaA (Germany)	98,100	3,684,114
Fresenius S.E. & Co. KGaA (Germany)	203,500	5,897,609
Life Healthcare Group Holdings Ltd. (South Africa)	534,258	524,571
Lonza Group A.G. (Switzerland)(b)	7,451	4,250,360
Nahdi Medical Co. (Saudi Arabia)	20,207	1,025,112
Sinopharm Group Co. Ltd., Class H (China)	550,323	1,348,837
Wuxi Biologics Cayman, Inc. (China)(c)*	24,500	204,585
		17,743,617
Home & Office Products – 0.6%
Coway Co. Ltd. (South Korea)*	16,012	726,118
Gree Electric Appliances, Inc. of Zhuhai, Class A (China)	183,000	940,758
	Number of Shares	Value
Home & Office Products (Continued)
Haier Smart Home Co. Ltd., Class A (China)	851,800	$3,256,199
Midea Group Co. Ltd., Class A (China)	78,000	640,294
		5,563,369
Home Construction – 0.1%
Berkeley Group Holdings (The) PLC (United Kingdom)	8,234	421,644
Sekisui House Ltd. (Japan)	31,569	596,631
		1,018,275
Household Products – 3.2%
Haleon PLC*	206,010	825,561
Hengan International Group Co. Ltd. (China)	230,000	1,131,453
Henkel A.G. & Co. KGaA (Germany)	55,600	3,715,096
Hindustan Unilever Ltd. (India)	15,077	475,685
Kao Corp. (Japan)	48,600	1,964,501
Kimberly-Clark de Mexico S.A.B. de C.V., Series A (Mexico)	475,007	904,331
L'Oreal S.A. (France)	16,627	6,865,482
Reckitt Benckiser Group PLC (United Kingdom)	34,598	2,465,486
Shiseido Co. Ltd. (Japan)	48,900	2,541,628
Unicharm Corp. (Japan)	80,400	3,066,911
Unilever PLC (United Kingdom)	21,520	1,092,504
Unilever PLC (London Exchange) (United Kingdom)	43,756	2,227,142
		27,275,780
Industrial Intermediate Products – 0.5%
SKF AB, Class B (Sweden)	232,900	4,121,933
Industrial Support Services – 0.4%
Ashtead Group PLC (United Kingdom)	46,500	3,062,900
Ferguson PLC	3,107	437,761
		3,500,661
Institutional Financial Services – 0.4%
B3 S.A. - Brasil Bolsa Balcao (Brazil)	517,559	1,322,369
Credit Suisse Group A.G. (Switzerland)(b)	112,807	388,607
Daiwa Securities Group, Inc. (Japan)	126,500	596,966
Japan Exchange Group, Inc. (Japan)	40,300	616,774

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Institutional Financial Services (Continued)
London Stock Exchange Group PLC (United Kingdom)	8,393	$768,337
Moscow Exchange MICEX PJSC (Russia)(d)*	83,130	0
		3,693,053
Insurance – 4.8%
AIA Group Ltd. (Hong Kong)	690,800	7,811,323
Allianz S.E. (Germany)(b)	52,694	12,599,867
Aviva PLC (United Kingdom)	53,582	302,195
BB Seguridade Participacoes S.A. (Brazil)	262,900	1,961,276
Dai-ichi Life Holdings, Inc. (Japan)	41,200	966,667
HDFC Life Insurance Co. Ltd. (India)(c)	105,563	748,092
Legal & General Group PLC (United Kingdom)	124,106	390,554
Manulife Financial Corp. (Canada)	138,100	2,732,835
MS&AD Insurance Group Holdings, Inc. (Japan)	39,900	1,279,741
Ping An Insurance Group Co. of China Ltd., Class H (China)	526,500	4,089,695
Prudential PLC (Hong Kong)	397,511	6,604,675
Sompo Holdings, Inc. (Japan)	14,000	602,684
Tokio Marine Holdings, Inc. (Japan)	51,200	1,072,369
		41,161,973
Internet Media & Services – 4.6%
Baidu, Inc., Class A (China)*	154,700	2,600,513
Meituan, Class B (China)(c)*	183,910	4,111,470
NAVER Corp. (South Korea)	36,719	6,099,969
Prosus N.V. (China)*	86,145	6,955,801
Tencent Holdings Ltd. (China)	341,300	16,631,180
Tencent Music Entertainment Group ADR (China)*	142,510	1,195,659
Trip.com Group Ltd. (China)*	29,800	1,096,206
Trip.com Group Ltd. ADR (China)*	35,958	1,321,816
Yandex N.V., Class A (Russia)(d)*	41,059	0
		40,012,614
	Number of Shares	Value
Leisure Facilities & Services – 1.7%
Accor S.A. (France)*	183,319	$5,950,166
Entain PLC (United Kingdom)	23,106	426,091
InterContinental Hotels Group PLC (United Kingdom)	6,597	457,988
Jollibee Foods Corp. (Philippines)	40,120	175,051
Las Vegas Sands Corp.*	15,200	896,800
OPAP S.A. (Greece)	52,674	790,934
Restaurant Brands International, Inc. (Canada)(a)	16,400	1,097,652
Songcheng Performance Development Co. Ltd., Class A (China)	472,300	1,019,834
Yum China Holdings, Inc. (China)	4,500	272,646
Yum China Holdings, Inc. (London Exchange) (China)	53,743	3,311,106
		14,398,268
Leisure Products – 0.4%
Shimano, Inc. (Japan)	18,700	3,334,873
Machinery – 5.5%
Atlas Copco AB, Class A (Sweden)	561,937	6,667,980
CNH Industrial N.V. (United Kingdom)	332,566	5,883,543
Daifuku Co. Ltd. (Japan)	35,100	1,932,737
Epiroc AB, Class A (Sweden)	164,164	3,194,102
FANUC Corp. (Japan)	22,500	3,975,518
Hongfa Technology Co. Ltd., Class A (China)	77,100	428,896
Keyence Corp. (Japan)	10,300	4,741,800
Komatsu Ltd. (Japan)	287,100	7,055,328
Kubota Corp. (Japan)	184,800	2,777,230
Nabtesco Corp. (Japan)	23,666	692,905
Sandvik AB (Sweden)	53,000	1,095,386
SMC Corp. (Japan)	3,800	1,930,062
Smiths Group PLC (United Kingdom)	86,242	1,841,010
Sumitomo Heavy Industries Ltd. (Japan)	27,564	612,948
WEG S.A. (Brazil)	67,933	512,947
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A (China)	1,095,800	4,168,779
		47,511,171
Medical Equipment & Devices – 1.2%
Alcon, Inc. (Switzerland)	46,750	3,516,068

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Medical Equipment & Devices (Continued)
Hoya Corp. (Japan)	11,000	$1,209,691
Koninklijke Philips N.V. (Netherlands)	7,963	137,485
Olympus Corp. (Japan)	57,600	1,082,859
Smith & Nephew PLC (United Kingdom)	31,260	431,711
Sonova Holding A.G. (Switzerland)(b)	8,066	2,017,079
Sysmex Corp. (Japan)	33,600	2,230,539
		10,625,432
Metals & Mining – 2.8%
Anglo American PLC (South Africa)	35,740	1,541,481
BHP Group Ltd. ADR (Australia)(a)	90,349	6,337,982
Cameco Corp. (Canada)	8,633	241,559
China Shenhua Energy Co. Ltd., Class H (China)	167,500	521,364
Glencore PLC (Australia)	733,088	4,909,409
Grupo Mexico S.A.B. de C.V., Series B (Mexico)	292,238	1,299,750
Rio Tinto PLC (Australia)	90,202	7,062,931
Sumitomo Metal Mining Co. Ltd. (Japan)	15,300	621,230
United Tractors Tbk PT (Indonesia)	234,600	385,156
Vale S.A. ADR (Brazil)	57,730	1,078,396
		23,999,258
Oil & Gas Producers – 4.9%
Bharat Petroleum Corp. Ltd. (India)	162,192	680,749
BP PLC (United Kingdom)	800,798	4,837,024
Canadian Natural Resources Ltd. (Canada)	21,192	1,300,778
Cenovus Energy, Inc. (Canada)	16,740	334,410
Chevron Corp.	3,814	663,712
China Petroleum & Chemical Corp., Class H (China)	1,267,092	684,191
Ecopetrol S.A. ADR (Colombia)	13,677	155,781
ENEOS Holdings, Inc. (Japan)	191,200	684,534
Eni S.p.A. (Italy)	57,496	884,762
Equinor ASA (Norway)	23,398	713,093
Exxon Mobil Corp.	13,651	1,583,653
Galp Energia SGPS S.A. (Portugal)	150,630	2,061,831
Gazprom PJSC (Russia)(d)	421,794	0
Imperial Oil Ltd. (Canada)	3,764	205,718
Inpex Corp. (Japan)	121,200	1,331,824
	Number of Shares	Value
Oil & Gas Producers (Continued)
LUKOIL PJSC (Russia)(d)	61,010	$0
MOL Hungarian Oil & Gas PLC (Hungary)	67,107	501,500
Neste OYJ (Finland)	13,765	657,999
OMV A.G. (Austria)	4,461	223,453
Petroleo Brasileiro S.A. ADR (Brazil)	238,685	2,768,746
Petronet LNG Ltd. (India)	268,934	715,891
PTT Exploration & Production PCL (Thailand)(b)	114,300	593,092
Reliance Industries Ltd. (India)	40,969	1,181,850
Repsol S.A. (Spain)	26,924	442,276
Rosneft Oil Co. PJSC (Russia)(d)	210,931	0
Santos Ltd. (Australia)	39,404	201,153
Shell PLC (Netherlands)	439,139	12,892,152
Suncor Energy, Inc. (Canada)	25,957	900,901
TotalEnergies S.E. (France)	52,758	3,261,542
Vibra Energia S.A. (Brazil)	180,900	590,135
Woodside Energy Group Ltd. (Australia)	20,950	542,477
Woodside Energy Group Ltd. ADR (Australia)	32,432	842,583
		42,437,810
Publishing & Broadcasting – 0.3%
Informa PLC (United Kingdom)	320,641	2,651,943
Real Estate Owners & Developers – 0.6%
China Overseas Land & Investment Ltd. (China)	474,500	1,281,279
China Vanke Co. Ltd., Class H (China)	464,895	939,786
Mitsubishi Estate Co. Ltd. (Japan)	133,900	1,721,033
Mitsui Fudosan Co. Ltd. (Japan)	29,600	554,812
Sumitomo Realty & Development Co. Ltd. (Japan)	21,600	526,546
		5,023,456
Real Estate Services – 0.1%
A-Living Smart City Services Co. Ltd. (China)(c)	353,000	446,728

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Real Estate Services (Continued)
China Resources Mixc Lifestyle Services Ltd. (China)(a)(c)	86,800	$500,112
KE Holdings, Inc. ADR (China)*	17,146	314,458
		1,261,298
Renewable Energy – 0.3%
LONGi Green Energy Technology Co. Ltd., Class A (China)	376,500	2,699,676
Retail - Consumer Staples – 1.5%
Alibaba Health Information Technology Ltd. (China)(a)*	1,132,000	1,011,006
Alimentation Couche-Tard, Inc. (Canada)	66,473	3,035,511
Clicks Group Ltd. (South Africa)	53,883	821,809
CP ALL PCL (Thailand)(b)	578,500	1,151,327
Raia Drogasil S.A. (Brazil)	252,639	1,241,720
Seven & i Holdings Co. Ltd. (Japan)	30,400	1,435,273
SM Investments Corp. (Philippines)	33,760	570,888
Sumber Alfaria Trijaya Tbk PT (Indonesia)	894,500	169,089
Tesco PLC (United Kingdom)	281,302	854,984
Wal-Mart de Mexico S.A.B. de C.V. (Mexico)	339,729	1,326,947
X5 Retail Group N.V. GDR (Russia)(b)(d)*	26,321	0
Yifeng Pharmacy Chain Co. Ltd., Class A (China)	122,712	1,033,163
		12,651,717
Retail - Discretionary – 1.2%
Astra International Tbk PT (Indonesia)	1,527,800	613,797
Fast Retailing Co. Ltd. (Japan)	2,400	1,457,663
Kingfisher PLC (United Kingdom)	136,323	470,303
Li Ning Co. Ltd. (China)	153,500	1,517,449
Localiza Rent a Car S.A. (Brazil)	122,304	1,426,796
Nitori Holdings Co. Ltd. (Japan)	18,600	2,461,818
Zhongsheng Group Holdings Ltd. (China)	418,000	2,365,122
		10,312,948
	Number of Shares	Value
Semiconductors – 3.6%
ASE Technology Holding Co. Ltd. (Taiwan)	470,000	$1,585,800
ASML Holding N.V. (Netherlands)	1,852	1,225,371
ASMPT Ltd. (Hong Kong)	97,500	805,314
Globalwafers Co. Ltd. (Taiwan)	37,000	649,167
Infineon Technologies A.G. (Germany)	184,297	6,636,618
MediaTek, Inc. (Taiwan)	38,000	918,117
Novatek Microelectronics Corp. (Taiwan)	84,000	1,000,261
SK Hynix, Inc. (South Korea)	26,472	1,915,088
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	522,945	9,228,304
Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)	55,142	5,113,318
Tokyo Electron Ltd. (Japan)	4,800	1,677,717
Vanguard International Semiconductor Corp. (Taiwan)	140,000	470,574
		31,225,649
Software – 2.0%
Dassault Systemes S.E. (France)	68,044	2,530,617
Glodon Co. Ltd., Class A (China)	55,000	533,676
Hundsun Technologies, Inc., Class A (China)	131,000	918,818
Kingdee International Software Group Co. Ltd. (China)*	169,000	368,844
Open Text Corp. (Canada)	143,848	4,825,024
SAP S.E. (Germany)	42,300	5,014,243
SAP S.E. ADR (Germany)	25,566	3,030,338
ZWSOFT Co. Ltd. (Guangzhou), Class A (China)	13,591	436,825
		17,658,385
Specialty Finance – 0.3%
Chailease Holding Co. Ltd. (Taiwan)	89,000	670,716
Housing Development Finance Corp. Ltd. (India)	42,245	1,359,970
ORIX Corp. (Japan)	48,100	845,742
		2,876,428

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Steel – 0.7%
Mitsui & Co. Ltd. (Japan)	65,200	$1,923,579
POSCO Holdings, Inc. (South Korea)	2,199	540,354
Ternium S.A. ADR (Mexico)	16,961	684,376
thyssenkrupp A.G. (Germany)*	331,700	2,605,787
		5,754,096
Technology Hardware – 3.9%
Casio Computer Co. Ltd. (Japan)	53,100	548,906
FUJIFILM Holdings Corp. (Japan)	21,500	1,137,805
Hon Hai Precision Industry Co. Ltd. (Taiwan)	192,000	640,269
Kyocera Corp. (Japan)	20,900	1,084,530
Lenovo Group Ltd. (China)	1,334,000	1,069,960
Murata Manufacturing Co. Ltd. (Japan)	39,100	2,234,194
Nidec Corp. (Japan)	17,900	991,997
Nintendo Co. Ltd. (Japan)	70,300	3,048,054
Panasonic Holdings Corp. (Japan)	146,600	1,359,476
Quanta Computer, Inc. (Taiwan)	427,000	1,066,427
Samsung Electronics Co. Ltd. (South Korea)	111,244	5,541,092
Samsung Electronics Co. Ltd. GDR (South Korea)(b)	5,991	7,425,027
Silergy Corp. (China)	28,000	569,785
Sony Group Corp. (Japan)	49,100	4,387,163
Sunny Optical Technology Group Co. Ltd. (China)	19,000	256,446
TDK Corp. (Japan)	47,900	1,711,289
Wiwynn Corp. (Taiwan)	17,000	427,000
		33,499,420
Technology Services – 2.6%
Adyen N.V. (Netherlands)(c)*	2,376	3,592,292
Amadeus IT Group S.A. (Spain)*	65,300	4,114,158
Arabian Internet & Communications Services Co. (Saudi Arabia)	3,605	244,109
Capgemini SE (France)	19,700	3,738,776
Experian PLC (United Kingdom)	17,040	623,145
Fujitsu Ltd. (Japan)	14,300	2,036,026
Infosys Ltd. (India)	66,334	1,249,421
RELX PLC (United Kingdom)	35,442	1,052,944
Sangfor Technologies, Inc., Class A (China)	800	17,945
	Number of Shares	Value
Technology Services (Continued)
Tata Consultancy Services Ltd. (India)	5,781	$238,603
Worldline S.A. (France)(c)*	125,600	5,697,958
		22,605,377
Telecommunications – 1.6%
America Movil S.A.B. de C.V., Series L ADR (Mexico)(a)	37,236	779,350
BT Group PLC (United Kingdom)	199,015	306,621
KDDI Corp. (Japan)	80,900	2,527,595
KT Corp. (South Korea)	22,074	629,013
Mobile TeleSystems PJSC ADR (Russia)(d)*	138,416	0
Nippon Telegraph & Telephone Corp. (Japan)	48,800	1,463,294
Softbank Corp. (Japan)	53,300	609,864
SoftBank Group Corp. (Japan)	54,500	2,580,143
Telkom Indonesia Persero Tbk PT (Indonesia)	10,957,400	2,831,751
Telkom Indonesia Persero Tbk PT ADR (Indonesia)	28,645	745,343
Vodacom Group Ltd. (South Africa)	80,890	568,483
Vodafone Group PLC (United Kingdom)	647,011	746,531
		13,787,988
Tobacco & Cannabis – 0.3%
British American Tobacco PLC (United Kingdom)	40,281	1,544,125
Japan Tobacco, Inc. (Japan)	28,200	575,052
KT&G Corp. (South Korea)	8,687	651,625
		2,770,802
Transportation & Logistics – 1.6%
Canadian National Railway Co. (Canada)	21,315	2,538,404
CCR S.A. (Brazil)	412,560	955,756
DSV A/S (Denmark)	19,000	3,143,173
East Japan Railway Co. (Japan)	38,000	2,118,813
Ryanair Holdings PLC ADR (Ireland)*	57,691	5,222,766
		13,978,912
Transportation Equipment – 1.1%
Daimler Truck Holding A.G. (Germany)*	150,295	5,050,459

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Transportation Equipment (Continued)
Volvo AB, Class B (Sweden)	175,900	$3,490,475
Weichai Power Co. Ltd., Class H (China)	647,000	977,027
		9,517,961
Wholesale - Consumer Staples – 0.5%
ITOCHU Corp. (Japan)	77,400	2,501,710
Mitsubishi Corp. (Japan)	55,500	1,858,471
		4,360,181
Wholesale - Discretionary – 0.0%(e)
Bunzl PLC (United Kingdom)	11,023	404,668
Total Common Stocks (Cost $790,547,180)		824,038,448

Preferred Stocks – 0.4%
Technology Hardware – 0.4%
Samsung Electronics Co. Ltd., 2.63% (South Korea)(f)	88,100	3,953,408
Total Preferred Stocks (Cost $4,868,119)		3,953,408

Rights – 0.0%(e)
Retail - Discretionary – 0.0%(e)
Localiza Rent a Car S.A. (Brazil)*	481	1,658
Total Rights (Cost $0)		1,658
	Number of Shares	Value

Investment Companies – 2.1%
iShares MSCI South Korea ETF(a)	286,001	$18,152,483
Total Investment Companies (Cost $18,248,615)		18,152,483

Short-Term Investments – 2.7%
Money Market Funds – 2.7%
Northern Institutional Funds - Liquid Assets Portfolio (Shares), 4.35%(g)(h)	11,632,887	11,632,887
Northern Institutional Funds - Treasury Portfolio (Premier), 4.02%(g)	11,391,959	11,391,959
Total Short-Term Investments (Cost $23,024,846)		23,024,846
Total Investments – 100.5% (Cost $836,688,760)		869,170,843
Liabilities less Other Assets – (0.5)%		(4,176,538)
NET ASSETS – 100.0%		$864,994,305

Percentages shown are based on Net Assets.

All securities are United States companies, unless noted otherwise in parentheses.
(a)	Security either partially or fully on loan. As of January 31, 2023, the total value of securities on loan is $12,661,081.
(b)	Security sold outside United States without registration under the Securities Act of 1933.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Investment is valued using significant unobservable inputs (Level 3).
(e)	Amount rounds to less than 0.05%.
(f)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(g)	7-day current yield as of January 31, 2023 is disclosed.
(h)	Security purchased with the cash proceeds from securities loaned. As of January 31, 2023, total cash collateral has a value of $11,632,887 and total non-cash collateral has a value of $1,453,910.
*	Non-Income Producing Security

Abbreviations:
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
MSCI	Morgan Stanley Capital International

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
PCL	Public Company Limited
PJSC	Public Joint Stock Company
PLC	Public Limited Company
QPSC	Qualified Personal Service Corporation
Concentration by Currency (%)(a)
Euro	24.4
Japanese Yen	17.8
British Pound	11.7
U.S. Dollar	11.2
Hong Kong Dollar	9.5
All other currencies less than 5%	25.4
Total	100.0
(a) Percentages shown are based on Net Assets.
Country Diversification (%)(a)
Japan	17.8
China	13.2
Germany	10.6
United Kingdom	9.1
France	7.0
United States	5.3
All other countries less than 5%	37.0
Total	100.0

(a) Percentages shown are based on Net Assets.

Valuation Hierarchy
The following is a summary of the inputs used, as of January 31, 2023, in valuing the Fund's investments carried at fair value:
Morningstar International Equity Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Common Stocks	$98,827,702	$725,210,746	$—*	$824,038,448
Preferred Stocks	—	3,953,408	—	3,953,408
Rights	1,658	—	—	1,658
Investment Companies	18,152,483	—	—	18,152,483
Short-Term Investments	23,024,846	—	—	23,024,846
Total Investments	$140,006,689	$729,164,154	$—	$869,170,843

*Includes securities determined to have no value as of January 31, 2023.

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments
Morningstar Global Income Fund
	Par(a)	Value
Asset-Backed Securities – 4.7%
Other – 4.5%
AGL CLO Ltd., Series 2021-12A, Class D, (3M USD LIBOR + 2.85%, 2.85% Floor), 7.66%, 7/20/34(b)(c)	$250,000	$237,560
Aimco CLO 12 Ltd., Series 2020-12A, Class DR, (3M CME Term SOFR + 2.90%, 2.90% Floor), 7.56%, 1/17/32(b)(c)	250,000	229,541
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-R3, Class M4, (1M USD LIBOR + 0.93%, 0.93% Floor), 5.44%, 5/25/35(c)	162,154	158,409
Apex Credit CLO Ltd., Series 2022-1A, Class D, (3M CME Term SOFR + 4.40%, 4.40% Floor), 9.05%, 4/22/33(b)(c)	130,000	116,486
Bain Capital Credit CLO Ltd., Series 2022-2A, Class D1, (3M CME Term SOFR + 3.65%, 3.65% Floor), 8.30%, 4/22/35(b)(c)	250,000	233,837
Barings CLO Ltd.,
Series 2018-3A, Class D, (3M USD LIBOR + 2.90%), 7.71%, 7/20/29(b)(c)	260,000	246,916
Series 2016-2A, Class ER2, (3M USD LIBOR + 6.50%, 6.50% Floor), 11.31%, 1/20/32(b)(c)	390,000	346,692

BlueMountain CLO XXIX Ltd., Series 2020-29A, Class ER, (3M USD LIBOR + 6.86%, 6.86% Floor), 11.68%, 7/25/34(b)(c)	250,000	230,735
Bristol Park CLO Ltd.,
Series 2016-1A, Class DR, (3M USD LIBOR + 2.95%, 2.95% Floor), 7.74%, 4/15/29(b)(c)	250,000	225,486
Series 2016-1A, Class ER, (3M USD LIBOR + 7.00%, 7.00% Floor), 11.79%, 4/15/29(b)(c)	350,000	312,802
	Par(a)	Value
Other (Continued)

Canyon CLO Ltd., Series 2020-1A, Class BR, (3M USD LIBOR + 1.70%, 1.70% Floor), 6.49%, 7/15/34(b)(c)	$250,000	$242,091
CarVal CLO VII-C Ltd., Series 2023-1A, Class A1, (3M CME Term SOFR + 2.20%, 2.20% Floor), 1/20/35(b)(c)(d)(e)	240,000	240,000
Cook Park CLO Ltd., Series 2018-1A, Class D, (3M USD LIBOR + 2.60%), 7.39%, 4/17/30(b)(c)	250,000	220,657
GoodLeap Sustainable Home Solutions Trust, Series 2021-3CS, Class C, 3.50%, 5/20/48(b)	491,326	339,449
Greenwood Park CLO Ltd., Series 2018-1A, Class E, (3M USD LIBOR + 4.95%), 9.74%, 4/15/31(b)(c)	250,000	206,012
Hildene Community Funding CDO Ltd., Series 2015-1A, Class ARR, 2.60%, 11/01/35(b)	250,000	206,348
Jay Park CLO Ltd., Series 2016-1A, Class DR, (3M USD LIBOR + 5.20%, 5.20% Floor), 10.01%, 10/20/27(b)(c)	590,000	537,784
JP Morgan Mortgage Acquisition Trust, Series 2007-CH4, Class M1, (1M USD LIBOR + 0.23%, 0.23% Floor), 4.74%, 5/25/37(c)	270,000	258,872
KKR CLO 40 Ltd., Series 40A, Class D, (3M CME Term SOFR + 3.90%, 3.90% Floor), 8.54%, 10/20/34(b)(c)	300,000	277,900
KREF Ltd., Series 2022-FL3, Class D, (1M CME Term SOFR + 2.80%, 2.80% Floor), 7.29%, 2/17/39(b)(c)	150,000	143,787
MF1 Ltd., Series 2020-FL4, Class A, (1M CME Term SOFR + 1.81%, 1.70% Floor), 6.30%, 11/15/35(b)(c)	181,031	178,456
Mill City Mortgage Loan Trust, Series 2018-2, Class M3, 3.75%, 5/25/58(b)(f)	209,684	189,596

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)	Value
Other (Continued)

Nassau Ltd., Series 2021-IA, Class D, (3M USD LIBOR + 3.75%, 3.75% Floor), 8.54%, 8/26/34(b)(c)	$250,000	$237,560
National Collegiate Student Loan Trust, Series 2007-2, Class A4, (1M USD LIBOR + 0.29%), 4.80%, 1/25/33(c)	449,227	412,862
Neuberger Berman Loan Advisers CLO 33 Ltd., Series 2019-33A, Class DR, (3M USD LIBOR + 2.90%, 2.90% Floor), 7.69%, 10/16/33(b)(c)	250,000	237,765
Oaktree CLO Ltd., Series 2022-1A, Class E, (3M CME Term SOFR + 7.76%, 7.76% Floor), 12.03%, 5/15/33(b)(c)	487,000	449,476
Ocean Trails CLO IX, Series 2020-9A, Class DR, (3M USD LIBOR + 3.75%, 3.75% Floor), 8.54%, 10/15/34(b)(c)	280,000	258,127
Palmer Square Loan Funding Ltd., Series 2022-3A, Class C, (3M CME Term SOFR + 5.40%, 5.40% Floor), 9.40%, 4/15/31(b)(c)	210,000	208,170
Rad CLO 15 Ltd., Series 2021-15A, Class A, (3M USD LIBOR + 1.09%, 1.09% Floor), 5.90%, 1/20/34(b)(c)	230,000	226,090
Stonepeak ABS, Series 2021-1A, Class A, 2.67%, 2/28/33(b)	371,604	324,501
Sycamore Tree CLO Ltd., Series 2023-2A, Class A, (3M CME Term SOFR + 2.33%, 2.33% Floor), 4/20/35(b)(c)(e)	250,000	248,381
Symphony CLO 37 Ltd., Series 2022-37A, Class A1A, (3M CME Term SOFR + 2.30%, 2.30% Floor), 6.55%, 10/20/34(b)(c)	250,000	249,681
Symphony CLO XXV Ltd., Series 2021-25A, Class D, (3M USD LIBOR + 3.60%, 3.60% Floor), 8.40%, 4/19/34(b)(c)	250,000	232,122
	Par(a)	Value
Other (Continued)
Towd Point Mortgage Trust,
Series 2015-5, Class B3, 3.97%, 5/25/55(b)(f)	$220,000	$193,370
Series 2017-5, Class B1, (1M USD LIBOR + 1.80%), 2.78%, 2/25/57(b)(c)	250,000	240,979
Series 2019-HY2, Class B1, (1M USD LIBOR + 2.25%, 2.25% Floor), 6.76%, 5/25/58(b)(c)	190,000	186,873

TSTAT Ltd., Series 2022-2A, Class C, (3M CME Term SOFR + 4.80%, 4.80% Floor), 9.31%, 1/20/31(b)(c)	250,000	249,920
VERDE CLO Ltd., Series 2019-1A, Class DR, (3M USD LIBOR + 3.25%, 3.25% Floor), 8.04%, 4/15/32(b)(c)	250,000	233,999
Voya CLO Ltd., Series 2020-3A, Class DR, (3M USD LIBOR + 3.25%, 3.25% Floor), 8.06%, 10/20/34(b)(c)	260,000	244,592
		9,813,884
Student Loan – 0.2%
SMB Private Education Loan Trust, Series 2021-A, Class D1, 3.86%, 1/15/53(b)	400,000	364,197
Total Asset-Backed Securities (Cost $10,590,965)		10,178,081

	Number of Shares
Common Stocks – 46.3%
Advertising & Marketing – 0.0%(g)
WPP PLC (United Kingdom)	4,171	48,733
Aerospace & Defense – 1.3%
BAE Systems PLC (United Kingdom)	8,509	90,077
Raytheon Technologies Corp.	27,278	2,723,708
		2,813,785
Asset Management – 1.7%
BlackRock, Inc.	443	336,330
Blackstone, Inc.	2,169	208,137
Investor AB, Class B (Sweden)	2,834	55,070

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Number of Shares	Value
Asset Management (Continued)
Julius Baer Group Ltd. (Switzerland)	591	$37,909
Kinnevik AB, Class B (Sweden)*	1,417	21,903
Macquarie Korea Infrastructure Fund (South Korea)	262,000	2,535,731
Schroders PLC (United Kingdom)	2,134	12,620
St. James's Place PLC (United Kingdom)	5,059	76,713
T. Rowe Price Group, Inc.	2,863	333,454
UBS Group A.G. (Switzerland)(h)	5,381	114,860
		3,732,727
Automotive – 0.4%
Toyota Motor Corp. ADR (Japan)(i)	5,500	809,105
Banking – 4.0%
ABN AMRO Bank N.V. - CVA (Netherlands)(b)	1,701	28,232
Banco Bilbao Vizcaya Argentaria S.A. (Spain)	9,649	68,158
Banco Santander S.A. (Spain)	29,502	103,108
Barclays PLC (United Kingdom)	53,132	122,139
BNP Paribas S.A. (France)	24,910	1,710,865
CaixaBank S.A. (Spain)	6,053	26,857
DNB Bank ASA (Norway)	1,099	20,551
Erste Group Bank A.G. (Austria)	877	33,277
HSBC Holdings PLC (United Kingdom)	64,967	478,700
ING Groep N.V. (Netherlands)	8,097	117,247
Intesa Sanpaolo S.p.A. (Italy)	19,066	50,130
JPMorgan Chase & Co.	15,980	2,236,561
KBC Group N.V. (Belgium)	371	27,479
Lloyds Banking Group PLC (United Kingdom)	297,468	193,591
NatWest Group PLC (United Kingdom)	25,821	98,508
Nordea Bank Abp (Finland)	4,016	46,949
PNC Financial Services Group (The), Inc.	1,595	263,861
Skandinaviska Enskilda Banken AB, Class A (Sweden)	2,716	32,879
Standard Chartered PLC (United Kingdom)	11,123	93,429
	Number of Shares	Value
Banking (Continued)
Svenska Handelsbanken AB, Class A (Sweden)	219,877	$2,292,882
Swedbank AB, Class A (Sweden)	2,240	43,090
Truist Financial Corp.	2,273	112,263
U.S. Bancorp	7,322	364,636
UniCredit S.p.A. (Italy)	1,962	38,320
		8,603,712
Beverages – 2.1%
Arca Continental S.A.B. de C.V. (Mexico)	355,943	3,139,700
Coca-Cola (The) Co.	12,334	756,321
Diageo PLC (United Kingdom)	4,616	201,840
PepsiCo, Inc.	3,014	515,454
		4,613,315
Biotechnology & Pharmaceuticals – 4.1%
AbbVie, Inc.	3,880	573,270
Amgen, Inc.	1,506	380,114
AstraZeneca PLC (United Kingdom)	2,688	352,162
Bristol-Myers Squibb Co.	5,602	406,985
Gilead Sciences, Inc.	5,148	432,123
GSK PLC	8,428	148,038
Johnson & Johnson	4,780	781,148
Merck & Co., Inc.	24,344	2,614,789
Novartis A.G. ADR (Switzerland)	30,971	2,806,592
Pfizer, Inc.	10,998	485,672
		8,980,893
Cable & Satellite – 0.4%
Comcast Corp., Class A	22,740	894,819
Chemicals – 0.3%
Air Products and Chemicals, Inc.	1,800	576,918
Commercial Support Services – 0.1%
Compass Group PLC (United Kingdom)	3,388	80,933
Rentokil Initial PLC (United Kingdom)	6,052	36,696
		117,629
Construction Materials – 1.2%
Cie de Saint-Gobain (France)	18,417	1,057,710
Xinyi Glass Holdings Ltd. (China)	682,745	1,453,651
		2,511,361

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Number of Shares	Value
Containers & Packaging – 0.7%
Amcor PLC	35,650	$429,939
Smurfit Kappa Group PLC (Ireland)	28,735	1,206,425
		1,636,364
Diversified Industrials – 1.3%
Emerson Electric Co.	4,384	395,525
Illinois Tool Works, Inc.	927	218,809
Siemens A.G. (Germany)(h)	14,400	2,249,356
		2,863,690
Electric Utilities – 1.7%
American Electric Power Co., Inc.	4,191	393,786
Dominion Energy, Inc.	5,328	339,074
Duke Energy Corp.	22,960	2,352,252
Edison International	5,637	388,389
National Grid PLC (United Kingdom)	6,497	82,596
SSE PLC (United Kingdom)	2,085	44,504
		3,600,601
Food – 0.2%
Associated British Foods PLC (United Kingdom)	2,216	50,869
Mondelez International, Inc., Class A	6,610	432,558
		483,427
Forestry, Paper & Wood Products – 0.7%
UPM-Kymmene OYJ (Finland)	44,718	1,620,859
Gas & Water Utilities – 0.1%
NiSource, Inc.	8,206	227,717
Severn Trent PLC (United Kingdom)	1,003	34,905
		262,622
Health Care Facilities & Services – 0.1%
CVS Health Corp.	3,279	289,273
Home Construction – 0.0%(g)
Berkeley Group Holdings (The) PLC (United Kingdom)	881	45,114
Household Products – 0.7%
Haleon PLC*	13,662	54,749
Kimberly-Clark Corp.	2,501	325,155
Procter & Gamble (The) Co.	4,898	697,377
	Number of Shares	Value
Household Products (Continued)
Reckitt Benckiser Group PLC (United Kingdom)	1,708	$121,714
Unilever PLC (United Kingdom)	4,716	240,040
		1,439,035
Industrial Support Services – 0.0%(g)
Ferguson PLC	330	46,495
Institutional Financial Services – 2.0%
CME Group, Inc.	3,868	683,321
Credit Suisse Group A.G. (Switzerland)(h)	3,249	11,192
Deutsche Boerse A.G. (Germany)	341	61,019
London Stock Exchange Group PLC (United Kingdom)	1,603	146,747
Morgan Stanley	32,144	3,128,576
Northern Trust Corp.	2,932	284,316
		4,315,171
Insurance – 2.2%
Allianz S.E. (Germany)(h)	706	168,814
Assicurazioni Generali S.p.A. (Italy)	1,255	24,499
Aviva PLC (United Kingdom)	11,371	64,131
AXA S.A. (France)	3,418	106,638
Hannover Rueck S.E. (Germany)	119	24,165
Legal & General Group PLC (United Kingdom)	28,253	88,911
Muenchener Rueckversicherungs-Gesellschaft A.G. (Germany)(h)	216	78,021
Prudential PLC (Hong Kong)	10,610	176,286
Sampo OYJ, Class A (Finland)	429	22,522
Swiss Life Holding A.G. (Switzerland)(h)	60	35,511
Swiss Re A.G.	516	54,031
Tryg A/S (Denmark)	897	20,584
Zurich Insurance Group A.G. (Switzerland)	7,800	3,857,326
		4,721,439
Leisure Facilities & Services – 2.1%
Entain PLC (United Kingdom)	2,232	41,160
InterContinental Hotels Group PLC (United Kingdom)	627	43,529
McDonald's Corp.	1,196	319,810

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Number of Shares	Value
Leisure Facilities & Services (Continued)
OPAP S.A. (Greece)	264,990	$3,978,995
Starbucks Corp.	2,211	241,308
		4,624,802
Leisure Products – 0.1%
Hasbro, Inc.	3,639	215,320
Machinery – 0.0%(g)
Smiths Group PLC (United Kingdom)	2,107	44,978
Medical Equipment & Devices – 1.2%
Medtronic PLC	29,940	2,505,679
Smith & Nephew PLC (United Kingdom)	3,068	42,370
		2,548,049
Metals & Mining – 3.1%
Anglo American PLC (South Africa)	2,179	93,981
Glencore PLC (Australia)	212,965	1,426,203
Rio Tinto Ltd. (Australia)	27,522	2,469,751
Rio Tinto PLC (Australia)	2,549	199,590
Vale S.A. (Brazil)	132,226	2,471,407
		6,660,932
Oil & Gas Producers – 2.8%
BP PLC (United Kingdom)	34,600	208,993
Exxon Mobil Corp.	3,957	459,051
Gazprom PJSC (Russia)(j)	33,780	0
Kinder Morgan, Inc.	11,007	201,428
LUKOIL PJSC (Russia)(j)	1,232	0
ONEOK, Inc.	4,891	334,936
Petroleo Brasileiro S.A. (Brazil)	104,619	607,768
Rosneft Oil Co. PJSC (Russia)(j)	17,410	0
Shell PLC (Netherlands)	13,339	391,604
TotalEnergies S.E. ADR (France)	32,448	2,013,074
Williams (The) Cos., Inc.	9,454	304,797
Woodside Energy Group Ltd. (Australia)	58,583	1,516,942
		6,038,593
Publishing & Broadcasting – 0.0%(g)
Informa PLC (United Kingdom)	5,191	42,933
Real Estate Investment Trusts – 3.4%
Crown Castle, Inc.	3,080	456,179
Federal Realty Investment Trust	2,886	321,875
PowerGrid Infrastructure Investment Trust (India)(b)	1,844,000	2,837,053
	Number of Shares	Value
Real Estate Investment Trusts (Continued)
Realty Income Corp.	3,512	$238,219
Simon Property Group, Inc.	2,667	342,603
TF Administradora Industrial S. de R.L. de C.V. (Mexico)	1,815,883	3,105,145
		7,301,074
Retail - Consumer Staples – 0.0%(g)
Tesco PLC (United Kingdom)	28,088	85,370
Retail - Discretionary – 0.1%
Advance Auto Parts, Inc.	1,742	265,272
Kingfisher PLC (United Kingdom)	14,879	51,331
		316,603
Semiconductors – 2.8%
Broadcom, Inc.	6,218	3,637,592
MediaTek, Inc. (Taiwan)	74,250	1,793,952
Texas Instruments, Inc.	3,560	630,868
		6,062,412
Technology Hardware – 0.8%
Cisco Systems, Inc.	31,691	1,542,401
NetApp, Inc.	2,882	190,875
		1,733,276
Technology Services – 0.3%
Experian PLC (United Kingdom)	1,751	64,033
International Business Machines Corp.	3,700	498,501
RELX PLC (United Kingdom)	3,650	108,438
		670,972
Telecommunications – 2.6%
BCE, Inc. (Canada)	37,025	1,751,283
BT Group PLC (United Kingdom)	20,635	31,792
Nippon Telegraph & Telephone Corp. (Japan)	78,000	2,338,871
Softbank Corp. (Japan)	69,285	792,766
Verizon Communications, Inc.	15,557	646,704
Vodafone Group PLC (United Kingdom)	74,156	85,562
		5,646,978
Tobacco & Cannabis – 1.1%
Altria Group, Inc.	18,637	839,411
British American Tobacco PLC (United Kingdom)	4,390	168,286

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Number of Shares	Value
Tobacco & Cannabis (Continued)
British American Tobacco PLC ADR (United Kingdom)	17,170	$660,873
Philip Morris International, Inc.	7,285	759,388
		2,427,958
Transportation & Logistics – 0.2%
Poste Italiane S.p.A. (Italy)(b)	1,962	20,962
United Parcel Service, Inc., Class B	2,365	438,069
		459,031
Transportation Equipment – 0.4%
Volvo AB, Class B (Sweden)	47,919	950,882
Wholesale - Discretionary – 0.0%(g)
Bunzl PLC (United Kingdom)	1,153	42,328
Total Common Stocks (Cost $94,507,528)		100,899,578

	Par(a)
Convertible Bonds – 0.1%
Cable & Satellite – 0.1%
DISH Network Corp., 3.38%, 8/15/26	$320,000	$209,374
Total Convertible Bonds (Cost $234,872)		209,374

Corporate Bonds – 14.5%
Aerospace & Defense – 0.6%
Boeing (The) Co.,
3.25%, 2/01/35	280,000	226,989
5.81%, 5/01/50	50,000	51,045
5.93%, 5/01/60	90,000	91,968
TransDigm, Inc.,
8.00%, 12/15/25(b)	10,000	10,196
6.25%, 3/15/26(b)	230,000	229,919
5.50%, 11/15/27	310,000	296,043
Triumph Group, Inc.,
8.87%, 6/01/24(b)	28,000	28,420
6.25%, 9/15/24(b)(i)	80,000	77,218
7.75%, 8/15/25(i)	260,000	220,849
		1,232,647
Automotive – 0.9%
Clarios Global L.P./Clarios U.S. Finance Co., 8.50%, 5/15/27(b)(i)	250,000	249,003
	Par(a)	Value
Automotive (Continued)
Ford Motor Co.,
3.25%, 2/12/32(i)	$100,000	$79,367
6.10%, 8/19/32(i)	950,000	932,190
Ford Motor Credit Co. LLC,
7.35%, 11/04/27	200,000	209,750
2.90%, 2/16/28	200,000	172,019
2.90%, 2/10/29	200,000	166,832

PM General Purchaser LLC, 9.50%, 10/01/28(b)	280,000	214,200
		2,023,361
Banking – 0.0%(g)
Wells Fargo & Co., (SOFR + 4.50%), 5.01%, 4/04/51(k)	80,000	78,873
Biotechnology & Pharmaceuticals – 0.1%
Bausch Health Cos., Inc.,
5.50%, 11/01/25(b)	110,000	93,558
6.13%, 2/01/27(b)	90,000	61,425
5.00%, 1/30/28(b)	20,000	8,972
		163,955
Cable & Satellite – 0.7%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 5/01/32	370,000	306,175
Charter Communications Operating LLC/Charter Communications Operating Capital, 5.13%, 7/01/49	70,000	57,948
CSC Holdings LLC,
6.50%, 2/01/29(b)	400,000	346,072
4.50%, 11/15/31(b)	200,000	147,296

Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.88%, 8/15/27(b)	310,000	280,800
DISH DBS Corp.,
5.88%, 11/15/24	220,000	207,642
5.75%, 12/01/28(b)	150,000	122,727

Time Warner Cable LLC, 6.75%, 6/15/39	90,000	92,530
		1,561,190
Commercial Support Services – 0.4%
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.63%, 7/15/26(b)	260,000	250,315
CoreCivic, Inc., 8.25%, 4/15/26(i)	430,000	439,647
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc., 5.00%, 2/01/26(b)	160,000	147,430

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)	Value
Commercial Support Services (Continued)
TKC Holdings, Inc., 6.87%, 5/15/28(b)	$80,000	$65,388
ZipRecruiter, Inc., 5.00%, 1/15/30(b)	60,000	52,200
		954,980
Construction Materials – 0.1%
Advanced Drainage Systems, Inc., 6.38%, 6/15/30(b)	120,000	119,231
Smyrna Ready Mix Concrete LLC, 6.00%, 11/01/28(b)	160,000	146,083
		265,314
Consumer Services – 0.3%
Adtalem Global Education, Inc., 5.50%, 3/01/28(b)	63,000	58,639
Carriage Services, Inc., 4.25%, 5/15/29(b)	140,000	115,185
Rent-A-Center, Inc., 6.37%, 2/15/29(b)	180,000	153,000
StoneMor, Inc., 8.50%, 5/15/29(b)	300,000	241,500
		568,324
Containers & Packaging – 0.3%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 6.00%, 6/15/27(b)	210,000	209,412
Pactiv LLC,
7.95%, 12/15/25	110,000	108,788
8.37%, 4/15/27	160,000	156,101

Sealed Air Corp., 6.13%, 2/01/28(b)	60,000	60,534
		534,835
Electrical Equipment – 0.1%
Vertiv Group Corp., 4.13%, 11/15/28(b)	240,000	208,114
Engineering & Construction – 0.1%
Tutor Perini Corp., 6.88%, 5/01/25(b)(i)	160,000	142,544
Entertainment Content – 0.1%
Warnermedia Holdings, Inc., 3.76%, 3/15/27(b)	290,000	271,793
	Par(a)	Value
Food – 0.2%
Darling Ingredients, Inc., 6.00%, 6/15/30(b)(i)	$320,000	$318,400
Simmons Foods, Inc., 4.63%, 3/01/29(b)	150,000	127,175
		445,575
Health Care Facilities & Services – 0.6%
AdaptHealth LLC, 4.63%, 8/01/29(b)	220,000	191,411
Akumin Escrow, Inc., 7.50%, 8/01/28(b)	150,000	102,000
Akumin, Inc., 7.00%, 11/01/25(b)	40,000	31,000
CHS/Community Health Systems, Inc.,
6.12%, 4/01/30(b)	400,000	240,455
4.75%, 2/15/31(b)	160,000	122,399

Legacy LifePoint Health LLC, 6.75%, 4/15/25(b)	140,000	136,500
Option Care Health, Inc., 4.38%, 10/31/29(b)	360,000	310,976
Radiology Partners, Inc., 9.25%, 2/01/28(b)(i)	180,000	108,900
US Renal Care, Inc., 10.62%, 7/15/27(b)	150,000	48,750
		1,292,391
Home Construction – 0.0%(g)
MDC Holdings, Inc., 6.00%, 1/15/43	50,000	44,455
Industrial Intermediate Products – 0.1%
Chart Industries, Inc., 7.50%, 1/01/30(b)	100,000	102,250
Park-Ohio Industries, Inc., 6.63%, 4/15/27	290,000	213,079
		315,329
Industrial Support Services – 0.5%
H&E Equipment Services, Inc., 3.88%, 12/15/28(b)	150,000	132,009
United Rentals North America, Inc.,
5.50%, 5/15/27	10,000	9,937
6.00%, 12/15/29(b)	780,000	791,700
3.87%, 2/15/31(i)	130,000	114,409
		1,048,055
Institutional Financial Services – 0.3%
Coinbase Global, Inc., 3.63%, 10/01/31(b)	140,000	81,550
Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/29(b)	180,000	160,691

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)	Value
Institutional Financial Services (Continued)
LPL Holdings, Inc., 4.00%, 3/15/29(b)	$170,000	$152,150
StoneX Group, Inc., 8.63%, 6/15/25(b)	240,000	241,200
		635,591
Insurance – 0.2%
Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co-Issuer, Inc., (100% Cash), 7.62%, 10/15/25(b)(l)	400,000	371,000
NMI Holdings, Inc., 7.38%, 6/01/25(b)	150,000	151,695
		522,695
Internet Media & Services – 0.1%
Ziff Davis, Inc., 4.63%, 10/15/30(b)(i)	210,000	186,073
Leisure Facilities & Services – 1.4%
AMC Entertainment Holdings, Inc., 7.50%, 2/15/29(b)(i)	70,000	40,667
Boyne USA, Inc., 4.75%, 5/15/29(b)	360,000	326,190
Caesars Entertainment, Inc., 2/15/30(b)(e)	360,000	366,300
Carnival Corp.,
4.00%, 8/01/28(b)	20,000	17,280
10.50%, 6/01/30(b)(i)	210,000	202,125

Carnival PLC, 7.87%, 6/01/27	310,000	306,900
Carrols Restaurant Group, Inc., 5.87%, 7/01/29(b)(i)	40,000	30,733
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 4.63%, 1/15/29(b)	80,000	70,606
Full House Resorts, Inc., 8.25%, 2/15/28(b)	90,000	83,898
Las Vegas Sands Corp.,
3.20%, 8/08/24	240,000	230,972
3.50%, 8/18/26	30,000	27,951

Mohegan Tribal Gaming Authority, 13.25%, 12/15/27(b)	320,000	337,955
NCL Corp. Ltd.,
3.63%, 12/15/24(b)(i)	210,000	197,137
5.87%, 2/15/27(b)	190,000	176,652

Royal Caribbean Cruises Ltd., 11.63%, 8/15/27(b)	120,000	127,343
	Par(a)	Value
Leisure Facilities & Services (Continued)

Viking Ocean Cruises Ship VII Ltd., 5.63%, 2/15/29(b)	$20,000	$17,100
VOC Escrow Ltd., 5.00%, 2/15/28(b)	20,000	17,583
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.75%, 4/15/25(b)	350,000	351,442
		2,928,834
Machinery – 0.2%
Titan International, Inc., 7.00%, 4/30/28	430,000	414,206
Medical Equipment & Devices – 0.1%
Medline Borrower L.P., 3.88%, 4/01/29(b)	260,000	222,304
Metals & Mining – 0.0%(g)
Freeport-McMoRan, Inc., 5.45%, 3/15/43	60,000	58,290
Oil & Gas Producers – 3.6%
Berry Petroleum Co. LLC, 7.00%, 2/15/26(b)	540,000	517,017
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.63%, 12/15/25(b)	220,000	223,438
Chord Energy Corp., 6.38%, 6/01/26(b)	260,000	256,100
Continental Resources, Inc., 5.75%, 1/15/31(b)	170,000	166,916
DCP Midstream Operating L.P., 6.75%, 9/15/37(b)	200,000	219,090
Devon Energy Corp., 5.00%, 6/15/45	170,000	156,086
Diamondback Energy, Inc., 3.13%, 3/24/31	250,000	218,233
Endeavor Energy Resources L.P./EER Finance, Inc., 5.75%, 1/30/28(b)	160,000	156,800
Energy Transfer L.P.,
(5Y US Treasury CMT + 5.31%), 7.13%, 5/15/30(k)(m)	70,000	63,945
5.35%, 5/15/45	90,000	81,994

Enterprise Products Operating LLC, 3.95%, 1/31/60	30,000	23,729
EQM Midstream Partners L.P.,
7.50%, 6/01/30(b)(i)	100,000	99,875
4.75%, 1/15/31(b)(i)	150,000	126,873

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)	Value
Oil & Gas Producers (Continued)
EQT Corp.,
6.13%, 2/01/25	$100,000	$100,982
3.13%, 5/15/26(b)	20,000	18,702
7.00%, 2/01/30	150,000	159,542

Genesis Energy L.P./Genesis Energy Finance Corp., 8.87%, 4/15/30	150,000	152,438
Hilcorp Energy I L.P./Hilcorp Finance Co., 6.25%, 4/15/32(b)	120,000	110,765
Howard Midstream Energy Partners LLC, 6.75%, 1/15/27(b)	130,000	126,750
Northern Oil and Gas, Inc., 8.13%, 3/01/28(b)	220,000	219,138
Occidental Petroleum Corp.,
7.20%, 3/15/29	60,000	62,400
6.63%, 9/01/30	420,000	445,892
6.45%, 9/15/36	10,000	10,516

Permian Resources Operating LLC, 5.88%, 7/01/29(b)	420,000	393,667
Range Resources Corp.,
8.25%, 1/15/29	420,000	431,777
4.75%, 2/15/30(b)	200,000	179,151

ROCC Holdings LLC, 9.25%, 8/15/26(b)	260,000	263,575
Rockies Express Pipeline LLC, 7.50%, 7/15/38(b)	100,000	92,500
Southwestern Energy Co.,
7.75%, 10/01/27	455,000	474,510
8.38%, 9/15/28	170,000	178,558
4.75%, 2/01/32	160,000	141,043

Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 8.50%, 10/15/26(b)	120,000	116,850
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 6.00%, 12/31/30(b)	80,000	72,862
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 4.88%, 2/01/31	250,000	233,706
Transcontinental Gas Pipe Line Co. LLC, 4.60%, 3/15/48	100,000	90,338
Venture Global Calcasieu Pass LLC,
6.25%, 1/15/30(b)	190,000	193,568
3.88%, 11/01/33(b)	370,000	314,296
	Par(a)	Value
Oil & Gas Producers (Continued)

Viper Energy Partners L.P., 5.37%, 11/01/27(b)	$250,000	$241,985
Western Midstream Operating L.P.,
5.45%, 4/01/44	340,000	299,271
5.30%, 3/01/48	410,000	358,750

Williams (The) Cos., Inc., 8.75%, 3/15/32	30,000	36,849
		7,830,477
Oil, Gas Services & Equipment – 0.1%
Transocean, Inc., 8.75%, 2/15/30(b)	180,000	185,580
Publishing & Broadcasting – 0.1%
McClatchy (The) Co. LLC, 11.00%, 7/15/27(b)(i)(l)	147,778	165,511
Real Estate Investment Trusts – 0.2%
Diversified Healthcare Trust, 9.75%, 6/15/25	74,000	72,194
IIP Operating Partnership L.P., 5.50%, 5/25/26	160,000	139,389
Service Properties Trust,
4.35%, 10/01/24	30,000	28,290
7.50%, 9/15/25	160,000	157,326
5.50%, 12/15/27	50,000	44,280
		441,479
Real Estate Owners & Developers – 0.1%
Five Point Operating Co. L.P./Five Point Capital Corp., 7.88%, 11/15/25(b)(i)	170,000	152,807
Renewable Energy – 0.2%
Sunnova Energy Corp., 5.88%, 9/01/26(b)(i)	410,000	369,000
Retail - Discretionary – 0.5%
Abercrombie & Fitch Management Co., 8.75%, 7/15/25(b)	220,000	222,200
Bath & Body Works, Inc.,
5.25%, 2/01/28(i)	150,000	141,587
6.63%, 10/01/30(b)(i)	70,000	68,403

Bed Bath & Beyond, Inc., 5.17%, 8/01/44	180,000	9,265
Builders FirstSource, Inc., 4.25%, 2/01/32(b)(i)	160,000	137,640
Foot Locker, Inc., 4.00%, 10/01/29(b)	80,000	67,638

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)	Value
Retail - Discretionary (Continued)

Michaels (The) Cos., Inc., 7.88%, 5/01/29(b)(i)	$160,000	$121,600
Sally Holdings LLC/Sally Capital, Inc., 5.62%, 12/01/25	320,000	315,202
		1,083,535
Software – 0.4%
AthenaHealth Group, Inc., 6.50%, 2/15/30(b)(i)	270,000	223,698
Central Parent, Inc./CDK Global, Inc., 7.25%, 6/15/29(b)(i)	270,000	269,296
Crowdstrike Holdings, Inc., 3.00%, 2/15/29	100,000	85,808
Gen Digital, Inc., 7.12%, 9/30/30(b)(i)	220,000	223,366
Rackspace Technology Global, Inc., 3.50%, 2/15/28(b)	70,000	42,088
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 2/01/29(b)(i)	70,000	60,375
		904,631
Specialty Finance – 0.5%
Apollo Commercial Real Estate Finance, Inc., 4.63%, 6/15/29(b)	140,000	114,625
Aviation Capital Group LLC, 5.50%, 12/15/24(b)	80,000	79,232
Burford Capital Global Finance LLC, 6.87%, 4/15/30(b)	200,000	180,343
FirstCash, Inc., 5.63%, 1/01/30(b)	180,000	164,688
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
4.25%, 2/01/27(b)	80,000	70,500
4.75%, 6/15/29(b)	80,000	66,467

Midcap Financial Issuer Trust, 6.50%, 5/01/28(b)	200,000	176,000
Navient Corp., 5.62%, 8/01/33	50,000	38,755
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.63%, 3/01/29(b)	280,000	236,233
		1,126,843
Technology Hardware – 0.2%
CommScope, Inc.,
6.00%, 3/01/26(b)	20,000	19,147
7.12%, 7/01/28(b)(i)	20,000	15,667
4.75%, 9/01/29(b)	190,000	158,148
	Par(a)	Value
Technology Hardware (Continued)

NCR Corp., 5.13%, 4/15/29(b)	$180,000	$156,790
Viavi Solutions, Inc., 3.75%, 10/01/29(b)	60,000	52,350
		402,102
Technology Services – 0.1%
Paysafe Finance PLC/Paysafe Holdings U.S. Corp., 4.00%, 6/15/29(b)(i)	120,000	95,400
Sabre GLBL, Inc., 11.25%, 12/15/27(b)	200,000	212,000
		307,400
Tobacco & Cannabis – 0.0%(g)
Altria Group, Inc., 5.95%, 2/14/49	80,000	75,608
Transportation & Logistics – 1.1%
American Airlines, Inc., 11.75%, 7/15/25(b)	140,000	155,828
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
5.50%, 4/20/26(b)	80,000	78,426
5.75%, 4/20/29(b)	200,000	193,444

Carriage Purchaser, Inc., 7.87%, 10/15/29(b)	70,000	50,793
Delta Air Lines, Inc., 7.00%, 5/01/25(b)	450,000	463,102
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 1/20/26(b)	430,000	410,646
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27(b)	198,000	200,041
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 9/20/25(b)	270,000	276,097
United Airlines Pass Through Trust, Series 2020-1, Class B, 4.88%, 1/15/26	43,410	42,301
United Airlines, Inc., 4.63%, 4/15/29(b)	110,000	100,332
XPO CNW, Inc., 6.70%, 5/01/34	370,000	333,711
XPO Escrow Sub LLC, 7.50%, 11/15/27(b)	50,000	51,380
		2,356,101

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)	Value
Transportation Equipment – 0.0%(g)
Allison Transmission, Inc., 4.75%, 10/01/27(b)	$70,000	$66,375
Total Corporate Bonds (Cost $33,691,996)		31,587,177

Foreign Issuer Bonds – 8.4%
Angola – 0.1%
Angolan Government International Bond, 8.75%, 4/14/32(b)	210,000	193,971
Argentina – 0.4%
Provincia de Buenos Aires, (Step to 6.38% on 9/1/23), 5.25%, 9/01/37(b)(n)	600,000	238,188
Provincia de Cordoba, 6.99%, 6/01/27(b)	200,000	152,941
Transportadora de Gas del Sur S.A., 6.75%, 5/02/25(b)	200,000	188,874
YPF S.A., 8.50%, 7/28/25(b)	400,000	367,280
		947,283
Brazil – 0.8%
B3 SA - Brasil Bolsa Balcao, 4.12%, 9/20/31(b)	250,000	219,375
Braskem Netherlands Finance B.V., 4.50%, 1/10/28(b)	270,000	255,285
MercadoLibre, Inc., 3.13%, 1/14/31	270,000	214,920
Petrobras Global Finance B.V.,
5.30%, 1/27/25(i)	150,000	149,528
6.85%, 6/05/15(i)(o)	310,000	268,671

Suzano Austria GmbH, 3.13%, 1/15/32	500,000	397,468
Vale Overseas Ltd., 6.25%, 8/10/26(i)	250,000	260,112
		1,765,359
Canada – 0.6%
Air Canada, 3.88%, 8/15/26(b)	250,000	231,249
GFL Environmental, Inc.,
5.13%, 12/15/26(b)	110,000	107,003
4.75%, 6/15/29(b)	70,000	63,178

Hudbay Minerals, Inc., 6.12%, 4/01/29(b)(i)	90,000	83,106
MEG Energy Corp.,
7.12%, 2/01/27(b)	200,000	205,140
5.88%, 2/01/29(b)(i)	40,000	38,200
	Par(a)	Value
Canada (Continued)

Superior Plus L.P./Superior General Partner, Inc., 4.50%, 3/15/29(b)	$50,000	$44,188
TransAlta Corp.,
7.75%, 11/15/29	90,000	92,547
6.50%, 3/15/40	380,000	364,054
		1,228,665
Chile – 0.1%
VTR Comunicaciones S.p.A., 5.13%, 1/15/28(b)(i)	200,000	140,153
China – 0.2%
Global Aircraft Leasing Co. Ltd., 6.50%, 9/15/24(b)(l)	259,062	236,416
Prosus N.V., 3.06%, 7/13/31(b)	270,000	216,114
		452,530
Denmark – 0.1%
Danske Bank A/S, (1Y US Treasury CMT + 2.10%), 6.47%, 1/09/26(b)(k)	270,000	274,136
Dominican Republic – 0.1%
Dominican Republic International Bond, 6.00%, 2/22/33(b)	300,000	276,688
France – 0.2%
BNP Paribas S.A., (5Y US Treasury CMT + 4.90%), 7.75%, 8/16/29(b)(k)(m)	200,000	207,000
Credit Agricole S.A., (5Y USD Swap Rate + 6.19%), 8.12%, 12/23/25(b)(k)(m)	200,000	206,158
		413,158
Gabon – 0.1%
Gabon Government International Bond, 7.00%, 11/24/31(b)	200,000	168,293
Germany – 0.1%
ZF North America Capital, Inc., 4.75%, 4/29/25(b)	330,000	318,272
Guatemala – 0.1%
Millicom International Cellular S.A., 4.50%, 4/27/31(b)(i)	250,000	211,625

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
		Par(a)	Value
Hong Kong – 0.2%
Melco Resorts Finance Ltd.,
4.88%, 6/06/25(b)		$200,000	$188,750
5.37%, 12/04/29(b)		200,000	171,200
			359,950
Indonesia – 1.1%
Indonesia Government International Bond, 3.50%, 1/11/28		400,000	382,800
Indonesia Treasury Bond, 6.50%, 2/15/31	IDR	31,834,000,000	2,103,854
			2,486,654
Ireland – 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.30%, 1/30/32		300,000	251,883
Avolon Holdings Funding Ltd., 4.25%, 4/15/26(b)		60,000	56,978
			308,861
Israel – 0.3%
Teva Pharmaceutical Finance Co. LLC, 6.15%, 2/01/36(i)		430,000	397,773
Teva Pharmaceutical Finance Netherlands III B.V., 4.75%, 5/09/27		210,000	195,038
			592,811
Italy – 0.1%
UniCredit S.p.A., (5Y US Treasury CMT + 4.75%), 5.46%, 6/30/35(b)(k)		210,000	183,721
Ivory Coast – 0.1%
Ivory Coast Government International Bond, 5.75%, 12/31/32		149,236	137,788
Jordan – 0.1%
Jordan Government International Bond, 7.75%, 1/15/28(b)		230,000	237,521
Kazakhstan – 0.3%
Kazakhstan Government International Bond, 5.12%, 7/21/25		220,000	229,610
KazMunayGas National Co. JSC, 4.75%, 4/19/27(b)		250,000	232,075
KazTransGas JSC, 4.38%, 9/26/27(b)		200,000	183,000
			644,685
	Par(a)	Value
Kuwait – 0.1%
MEGlobal Canada ULC, 5.88%, 5/18/30(b)	$210,000	$216,930
Luxembourg – 0.5%
Altice France Holding S.A., 10.50%, 5/15/27(b)	620,000	532,425
ARD Finance S.A., (100% Cash), 6.50%, 6/30/27(b)(l)	200,000	156,888
FAGE International S.A./FAGE USA Dairy Industry, Inc., 5.62%, 8/15/26(b)	420,000	394,338
		1,083,651
Macau – 0.4%
Sands China Ltd., 3.35%, 3/08/29	450,000	384,963
Wynn Macau Ltd., 4.87%, 10/01/24(b)	480,000	461,441
		846,404
Mexico – 0.4%
Banco Mercantil del Norte S.A.,
(10Y US Treasury CMT + 5.35%), 7.62%, 1/10/28(b)(k)(m)	230,000	227,419
(10Y US Treasury CMT + 5.47%), 7.50%, 6/27/29(b)(k)	250,000	240,500

Mexico Government International Bond, 4.75%, 3/08/44	500,000	427,905
		895,824
Panama – 0.1%
Panama Government International Bond, 4.50%, 4/01/56	200,000	152,071
Peru – 0.3%
Peruvian Government International Bond, 2.78%, 1/23/31	240,000	203,144
Petroleos del Peru S.A., 5.63%, 6/19/47(b)	250,000	166,785
Volcan Cia Minera S.A.A., 4.38%, 2/11/26(b)	260,000	229,746
		599,675
Qatar – 0.2%
Qatar Government International Bond, 4.82%, 3/14/49(b)	400,000	399,000
South Africa – 0.1%
Sasol Financing U.S.A. LLC, 5.50%, 3/18/31(i)	250,000	218,125

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)	Value
Switzerland – 0.3%
Credit Suisse Group A.G.,
(5Y US Treasury CMT + 6.38%), 9.75%, 6/23/27(b)(k)(m)	$240,000	$232,800
(SOFR + 3.92%), 6.54%, 8/12/33(b)(k)	250,000	239,927
VistaJet Malta Finance PLC/XO Management Holding, Inc.,
7.87%, 5/01/27(b)(i)	130,000	126,100
6.38%, 2/01/30(b)(i)	50,000	44,095
		642,922
Turkey – 0.1%
Turk Telekomunikasyon AS, 6.88%, 2/28/25(b)	250,000	237,501
United Arab Emirates – 0.1%
DP World Ltd., 5.63%, 9/25/48(b)	290,000	289,077
United Kingdom – 0.2%
Mclaren Finance PLC, 7.50%, 8/01/26(b)	200,000	147,000
Neptune Energy Bondco PLC, 6.62%, 5/15/25(b)	200,000	197,500
Vmed O2 UK Financing I PLC, 4.75%, 7/15/31(b)(i)	200,000	170,005
		514,505
Zambia – 0.4%
First Quantum Minerals Ltd.,
6.88%, 3/01/26(b)	490,000	476,500
6.87%, 10/15/27(b)	480,000	465,300
		941,800
Total Foreign Issuer Bonds (Cost $19,587,975)		18,379,609

	Number of Shares
Master Limited Partnerships – 2.1%
Oil & Gas Producers – 2.1%
Energy Transfer L.P.	307,761	4,087,066
Enterprise Products Partners L.P.	17,169	439,527
Total Master Limited Partnerships (Cost $3,898,816)		4,526,593

	Par(a)	Value
Mortgage-Backed Securities – 4.4%
Commercial Mortgage-Backed Securities – 2.1%
BX Commercial Mortgage Trust,
Series 2021-VOLT, Class D, (1M USD LIBOR + 1.65%, 1.65% Floor), 6.11%, 9/15/36(b)(c)	$270,000	$259,439
Series 2021-ACNT, Class A, (1M USD LIBOR + 0.85%, 0.85% Floor), 5.31%, 11/15/38(b)(c)	197,000	192,840
Series 2022-AHP, Class A, (1M CME Term SOFR + 0.99%, 0.99% Floor), 5.47%, 1/17/39(b)(c)	212,000	207,027
BX Trust,
Series 2022-CLS, Class A, 5.76%, 10/13/27(b)	230,000	227,318
Series 2021-SDMF, Class F, (1M USD LIBOR + 1.94%, 1.94% Floor), 6.40%, 9/15/34(b)(c)	210,000	196,858
Series 2021-ARIA, Class A, (1M USD LIBOR + 0.90%, 0.90% Floor), 5.36%, 10/15/36(b)(c)	270,000	261,320
Series 2022-PSB, Class A, (1M CME Term SOFR + 2.45%, 2.45% Floor), 6.93%, 8/15/39(b)(c)	296,569	297,032

BXHPP Trust, Series 2021-FILM, Class C, (1M USD LIBOR + 1.10%, 1.10% Floor), 5.56%, 8/15/36(b)(c)	270,000	250,115
Commercial Mortgage Trust, Series 2015-CR25, Class A4, 3.76%, 8/10/48	260,000	252,630
Extended Stay America Trust,
Series 2021-ESH, Class A, (1M USD LIBOR + 1.08%, 1.08% Floor), 5.54%, 7/15/38(b)(c)	263,572	259,797
Series 2021-ESH, Class C, (1M USD LIBOR + 1.70%, 1.70% Floor), 6.16%, 7/15/38(b)(c)	253,810	247,773
Series 2021-ESH, Class E, (1M USD LIBOR + 2.85%, 2.85% Floor), 7.31%, 7/15/38(b)(c)	253,810	246,185

GS Mortgage Securities Trust, Series 2017-GS6, Class A2, 3.16%, 5/10/50	191,142	179,668

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)	Value
Commercial Mortgage-Backed Securities (Continued)
J.P. Morgan Chase Commercial Mortgage Securities Trust,
Series 2022-NLP, Class D, (1M CME Term SOFR + 2.17%, 2.17% Floor), 6.64%, 4/15/37(b)(c)	$209,027	$189,139
Series 2022-ACB, Class A, (30D Average SOFR + 1.40%, 1.40% Floor), 5.68%, 3/15/39(b)(c)	350,000	342,116

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-JP1, Class A5, 3.91%, 1/15/49	200,000	193,114
LAQ Mortgage Trust, Series 2022-LAQ, Class A, (1M CME Term SOFR + 1.72%, 1.72% Floor), 6.21%, 3/15/39(b)(c)	46,427	46,020
MTN Commercial Mortgage Trust,
Series 2022-LPFL, Class A, (1M CME Term SOFR + 1.40%, 1.40% Floor), 5.87%, 3/15/39(b)(c)	260,000	255,039
Series 2022-LPFL, Class F, (1M CME Term SOFR + 5.29%, 5.29% Floor), 9.76%, 3/15/39(b)(c)	200,000	187,090

NCMF Trust, Series 2022-MFP, Class G, (1M CME Term SOFR + 5.13%, 5.13% Floor), 9.61%, 3/15/39(b)(c)	195,000	188,437
		4,478,957
Whole Loan – 2.3%
BRAVO Residential Funding Trust,
Series 2022-NQM1, Class A1, 3.63%, 9/25/61(b)(f)	207,113	194,665
Series 2022-NQM2, Class A1, 4.27%, 11/25/61(b)(f)	170,890	163,346
Series 2022-NQM2, Class A3, 5.24%, 11/25/61(b)	213,612	207,350

Citigroup Mortgage Loan Trust, Series 2022-A, Class A1, (Step to 9.17% on 9/25/25), 6.17%, 9/25/62(b)(n)	240,850	237,661
	Par(a)	Value
Whole Loan (Continued)

COLT Mortgage Loan Trust, Series 2022-3, Class A1, 3.90%, 2/25/67(b)(f)	$235,879	$224,918
Connecticut Avenue Securities Trust,
Series 2022-R03, Class 1M2, (30D Average SOFR + 3.50%), 7.81%, 3/25/42(b)(c)	250,000	253,435
Series 2022-R08, Class 1M2, (30D Average SOFR + 3.60%, 3.60% Floor), 7.91%, 7/25/42(b)(c)	200,000	204,239

CSMC Trust, Series 2020-RPL4, Class A1, 2.00%, 1/25/60(b)	222,115	197,135
FHLMC Structured Agency Credit Risk Debt Notes, Series 2021-DNA2, Class B1, (30D Average SOFR + 3.40%), 7.71%, 8/25/33(b)(c)	270,000	257,194
FNMA Connecticut Avenue Securities,
Series 2017-C06, Class 1B1, (1M USD LIBOR + 4.15%, 4.15% Floor), 8.65%, 2/25/30(c)	330,000	339,893
Series 2018-C05, Class 1B1, (1M USD LIBOR + 4.25%, 4.25% Floor), 8.76%, 1/25/31(c)	250,000	258,744
Freddie Mac STACR REMIC Trust,
Series 2021-DNA7, Class B1, (30D Average SOFR + 3.65%), 7.96%, 11/25/41(b)(c)	210,000	200,309
Series 2020-DNA5, Class B1, (30D Average SOFR + 4.80%), 9.11%, 10/25/50(b)(c)	180,000	187,317
Series 2020-DNA6, Class B1, (30D Average SOFR + 3.00%), 7.31%, 12/25/50(b)(c)	260,000	250,347
Series 2021-DNA1, Class B2, (30D Average SOFR + 4.75%), 9.06%, 1/25/51(b)(c)	240,000	206,596
Series 2022-DNA2, Class M1B, (30D Average SOFR + 2.40%), 6.71%, 2/25/42(b)(c)	210,000	206,209

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)	Value
Whole Loan (Continued)

GS Mortgage-Backed Securities Trust, Series 2022-NQM1, Class A4, 4.00%, 5/25/62(b)(f)	$219,402	$202,621
New Residential Mortgage Loan Trust,
Series 2018-RPL1, Class A1, 3.50%, 12/25/57(b)	437,768	418,343
Series 2022-NQM2, Class A1, 3.08%, 3/27/62(b)(f)	237,857	219,032

Residential Mortgage Loan Trust, Series 2020-2, Class A2, 2.51%, 5/25/60(b)	260,000	248,404
Seasoned Credit Risk Transfer Trust, Series 2022-1, Class M, 4.50%, 11/25/61(b)	100,000	80,416
SG Residential Mortgage Trust, Series 2022-1, Class A1, 3.17%, 3/27/62(b)(f)	243,765	225,050
		4,983,224
Total Mortgage-Backed Securities (Cost $9,688,091)		9,462,181

Term Loans – 9.1%(c)
Advertising & Marketing – 0.1%
CB Poly US Holdings, Inc., Initial Term Loan, (3M USD CME Term SOFR + 5.50%, 0.75% Floor), 10.08%, 5/18/29	199,500	190,822
Aerospace & Defense – 0.4%
Vertex Aerospace Services Corp., Initial Term Loan, (1M USD LIBOR + 3.50%, 0.75% Floor), 8.07%, 12/06/28	664,975	661,983
WP CPP Holdings LLC, Initial Term Loan,
(1M USD LIBOR + 3.75%, 1.00% Floor), 8.32%, 4/30/25	840	760
(1M USD LIBOR + 3.75%, 1.00% Floor), 8.58%, 4/30/25	335,803	304,043
		966,786
Asset Management – 0.3%
Jump Financial LLC, Term Loan, (3M USD CME Term SOFR + 4.50%, 0.50% Floor), 9.34%, 8/07/28	683,083	662,590
	Par(a)	Value
Automotive – 0.2%
Clarios Global L.P., Amendment No. 1 Dollar Term Loan, (1M USD LIBOR + 3.25%), 7.82%, 4/30/26	$460,000	$457,783
Beverages – 0.2%
Triton Water Holdings, Inc., Initial Term Loan, (3M USD LIBOR + 3.50%, 0.50% Floor), 8.23%, 3/31/28	455,377	432,895
Commercial Support Services – 0.8%
Allied Universal Holdco LLC, Initial U.S. Dollar Term Loan, (1M USD CME Term SOFR + 3.75%, 0.50% Floor), 8.41%, 5/12/28	197,995	190,645
Amentum Government Services Holdings LLC, Tranche 1 Term Loan,
(3M USD LIBOR + 4.00%), 8.17%, 1/29/27	113,741	112,510
(3M USD LIBOR + 4.00%), 8.57%, 1/29/27	341,589	337,889

Garda World Security Corp., Term B-2 Loan, (3M USD LIBOR + 4.25%), 8.93%, 10/30/26	360,000	358,020
LRS Holdings LLC, Initial Term Loan, (1M USD LIBOR + 4.25%, 0.50% Floor), 8.82%, 8/31/28	455,400	446,292
Prime Security Services Borrower LLC, 2021 Refinancing Term B-1 Loan, (3M USD LIBOR + 2.75%, 0.75% Floor), 7.52%, 9/23/26	336,574	336,120
		1,781,476
Consumer Cyclical – 0.2%
NCL Corporation Ltd., Term A-3 Loan, (3M USD CME Term SOFR + 2.25%), 6.93%, 1/02/25	360,000	338,400
Consumer Services – 0.1%
Adtalem Global Education, Inc., Term B Loan, (1M USD LIBOR + 4.00%, 0.75% Floor), 8.55%, 8/12/28	159,125	158,827

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)	Value
Engineering & Construction – 0.1%
Tutor Perini Corp., Term Loan, (1M USD LIBOR + 4.75%, 1.00% Floor), 9.32%, 8/18/27	$188,553	$179,597
Entertainment Content – 0.2%
Allen Media LLC, Initial Term Loan, (3M USD CME Term SOFR + 5.50%), 10.23%, 2/10/27	455,317	364,919
Health Care Facilities & Services – 0.9%
EyeCare Partners LLC, Initial Term Loan, (3M USD LIBOR + 6.75%, 0.50% Floor), 11.48%, 11/15/29	380,000	306,968
Gainwell Acquisition Corp., Term B Loan, (3M USD LIBOR + 4.00%, 0.75% Floor), 8.73%, 10/01/27	255,252	248,851
One Call Corp., Term B Loan, (3M USD LIBOR + 5.50%, 0.75% Floor), 10.38%, 4/22/27	455,377	378,532
PDS Holdco, Inc., Delayed Draw Term Loan, (3M USD LIBOR + 4.50%, 0.75% Floor), 9.23%, 8/18/28	32,121	30,059
PDS Holdco, Inc., Initial Term Loan, (3M USD LIBOR + 4.50%, 0.75% Floor), 9.23%, 8/18/28	314,417	294,241
Phoenix Guarantor, Inc., Tranche B-1 Term Loan, (1M USD LIBOR + 3.25%), 7.82%, 3/05/26	108,700	106,911
Radiology Partners, Inc., Term B Loan, (1M USD LIBOR + 4.25%), 8.80%, 7/09/25	400,000	345,416
U.S. Renal Care, Inc., Initial Term Loan, (3M USD LIBOR + 5.00%), 9.63%, 6/26/26	455,294	270,085
		1,981,063
Home & Office Products – 0.1%
Hunter Douglas Holding B.V., Tranche B-1 Term Loan, (3M USD CME Term SOFR + 3.50%, 0.50% Floor), 7.86%, 2/26/29	348,250	318,433
	Par(a)	Value
Industrial Support Services – 0.2%
PECF USS Intermediate Holding III Corp., Initial Term Loan, (1M USD LIBOR + 4.25%, 0.50% Floor), 8.82%, 12/15/28	$455,400	$388,174
Institutional Financial Services – 0.6%
CTC Holdings L.P., Term Loan, (6M USD CME Term SOFR + 5.00%, 0.50% Floor), 8.36%, 2/20/29	426,625	413,827
Hudson River Trading LLC, Term Loan, (1M USD CME Term SOFR + 3.00%), 7.68%, 3/20/28	455,365	441,513
Jane Street Group LLC, Dollar Term Loan, (1M USD LIBOR + 2.75%), 7.32%, 1/26/28	425,657	423,860
		1,279,200
Insurance – 0.6%
Acrisure LLC, 2022 Additional Term Loan, (3M USD CME Term SOFR + 5.75%, 1.00% Floor), 9.92%, 2/15/27	200,000	199,500
Acrisure LLC, 2021-2 Additional Term Loan, (1M USD LIBOR + 4.25%, 0.50% Floor), 8.82%, 2/15/27	336,600	327,064
Asurion LLC, New B-4 Term Loan, (1M USD LIBOR + 5.25%), 9.82%, 1/20/29	460,000	383,815
Asurion LLC, New B-9 Term Loan, (1M USD LIBOR + 3.25%), 7.82%, 7/31/27	336,574	317,396
		1,227,775
Leisure Facilities & Services – 0.8%
Alterra Mountain Co., Series B-2 Term Loan, (1M USD LIBOR + 3.50%, 0.50% Floor), 8.07%, 8/17/28	455,388	453,681
Caesars Entertainment, Inc., Term Loan B, 0.00%, 1/20/30(p)	80,000	79,889
ClubCorp Holdings, Inc., Term B Loan, (3M USD LIBOR + 2.75%), 7.48%, 9/18/24	455,196	419,454

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)	Value
Leisure Facilities & Services (Continued)
Hornblower Sub LLC (American Queen Sub LLC), 2020 Repriced Term B Loan, (3M USD LIBOR + 4.75%, 1.00% Floor), 8.92%, 4/27/25	$395,844	$261,011
UFC Holdings LLC, Term B-3 Loan, (3M USD LIBOR + 2.75%, 0.75% Floor), 7.57%, 4/29/26	446,884	444,229
		1,658,264
Leisure Products – 0.2%
19th Holdings Golf LLC, Initial Term Loan, (1M USD CME Term SOFR + 3.00%, 0.50% Floor), 7.46%, 2/07/29	457,700	431,382
Hayward Industries, Inc., 2022 Incremental Term Loan, (1M USD CME Term SOFR + 3.25%), 7.91%, 5/30/28	89,775	87,755
		519,137
Machinery – 0.1%
SPX Flow, Inc., Term Loan, (1M USD CME Term SOFR + 4.50%, 0.50% Floor), 9.16%, 4/05/29	279,300	268,726
Retail - Discretionary – 0.5%
Empire Today LLC, Closing Date Term Loan, (1M USD LIBOR + 5.00%, 0.75% Floor), 9.46%, 4/03/28	405,630	312,234
Great Outdoors Group LLC, Term B-2 Loan, (1M USD LIBOR + 3.75%, 0.75% Floor), 8.32%, 3/06/28	346,491	340,168
Leslie's Poolmart, Inc., Initial Term Loan, (3M USD LIBOR + 2.50%, 0.50% Floor), 7.23%, 3/09/28	465,265	463,133
		1,115,535
Software – 1.2%
athenahealth Group, Inc., Initial DDTL, 0.00%, 2/15/29(q)	5,513	5,215
athenahealth Group, Inc., Initial Term Loan, (1M USD CME Term SOFR + 3.50%, 0.50% Floor), 8.01%, 2/15/29	44,994	42,557
	Par(a)	Value
Software (Continued)
Cloudera, Inc., Initial Term Loan,
(1M USD LIBOR + 3.75%, 0.50% Floor), 8.32%, 10/08/28	$456,550	$437,662
(1M USD LIBOR + 6.00%, 0.50% Floor), 10.57%, 10/08/29	340,000	298,350

DCert Buyer, Inc., Initial Term Loan, (6M USD CME Term SOFR + 4.00%), 8.70%, 10/16/26	316,364	312,312
Magenta Buyer LLC, Initial Term Loan,
(3M USD LIBOR + 4.75%, 0.75% Floor), 9.58%, 7/27/28	455,389	397,081
(3M USD LIBOR + 8.25%, 0.75% Floor), 13.08%, 7/27/29	460,000	364,168

Rackspace Technology Global, Inc., 2021 Term B Loan, (3M USD LIBOR + 2.75%, 0.75% Floor), 7.38%, 2/15/28	455,365	284,840
Virgin Pulse, Inc., Initial Term Loan, (3M USD LIBOR + 4.00%, 0.75% Floor), 8.57%, 4/06/28	455,389	380,249
		2,522,434
Specialty Finance – 0.3%
Apollo Commercial Real Estate Finance, Inc., Initial Term Loan, (1M USD LIBOR + 2.75%), 7.32%, 5/15/26	75,282	73,588
Greystone Select Financial LLC, Initial Term Loan, (3M USD LIBOR + 5.00%, 0.75% Floor), 9.80%, 6/16/28	254,286	243,479
Mercury Borrower, Inc., Initial Term Loan, (3M USD LIBOR + 3.50%, 0.50% Floor), 8.25%, 8/02/28	456,550	441,141
		758,208
Technology Services – 0.6%
DCert Buyer, Inc., First Amendment Refinancing Loan, (6M USD LIBOR + 7.00%), 11.70%, 2/19/29	340,000	310,250

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)	Value
Technology Services (Continued)
UST Global, Inc., Initial Term Loan, (1M USD LIBOR + 3.75%, 0.50% Floor), 7.33%, 11/20/28	$455,400	$450,277
Verscend Holding Corp., Term B-1 Loan, (1M USD LIBOR + 4.00%), 8.57%, 8/27/25	465,237	463,906
		1,224,433
Transportation & Logistics – 0.4%
Brown Group Holding LLC, Initial Term Loan, (1M USD LIBOR + 2.50%, 0.50% Floor), 7.07%, 6/07/28	306,674	304,901
United AirLines, Inc., Class B Term Loan, (1M USD LIBOR + 3.75%, 0.75% Floor), 8.57%, 4/21/28	455,365	454,345
WWEX UNI TopCo Holdings LLC, Initial Term Loan, (3M USD LIBOR + 4.00%, 0.75% Floor), 8.73%, 7/26/28	245,400	232,018
		991,264
Total Term Loans (Cost $21,296,445)		19,786,741

	Number of Shares
Investment Companies – 5.9%
Global X U.S. Preferred ETF	197,189	4,263,226
Vanguard Long-Term Treasury ETF	128,883	8,508,856
Total Investment Companies (Cost $16,091,995)		12,772,082

	Par(a)/Number of Shares
Short-Term Investments – 6.2%
Convertible Bonds – 0.0%(g)
Apollo Commercial Real Estate Finance, Inc., 5.38%, 10/15/23(i)	130,000	127,969
Corporate Bonds – 0.1%
Plains All American Pipeline L.P., (3M USD LIBOR + 4.11%), 8.72%, 3/06/23(c)(m)	240,000	217,200
	Par(a)/Number of Shares	Value
Foreign Issuer Bonds – 0.5%
Avolon Holdings Funding Ltd., 5.12%, 10/01/23(b)	$60,000	$59,611
Credit Suisse A.G., 1.00%, 5/05/23	250,000	247,013
Prosperous Ray Ltd., 4.63%, 11/12/23	200,000	199,457
UBS Group A.G., (5Y USD Swap Rate + 4.34%), 7.00%, 1/31/24(b)(k)(m)	500,000	496,860
		1,002,941
Money Market Funds – 5.6%
Northern Institutional Funds - Liquid Assets Portfolio (Shares), 4.35%(r)(s)	5,880,246	5,880,246
Northern Institutional Funds - Treasury Portfolio (Premier), 4.02%(r)	6,295,923	6,295,923
		12,176,169
Total Short-Term Investments (Cost $13,519,833)		13,524,279

Number of Contracts		Notional Amount
Purchased Options – 0.0%(g)
Call Options - Exchange Traded – 0.0%(g)
90-Day Euro Future, Strike Price $99.00, Expires 12/18/23	2	476,625	38
Put Options - Over the Counter – 0.0%(g)
Mexican Peso vs. U.S. Dollar, Strike Price MXN 19.64, Expires 03/07/23, Counterparty: Morgan Stanley	1	1,360,000	54,593
Total Purchased Options (Premiums Paid $18,696)			54,631

Total Investments – 101.7% (Cost $223,127,212)	221,380,326
Total Written Options — 0.0%(g) (Premiums Received $18,832)	(19,420)
Liabilities less Other Assets – (1.7)%(t)	(3,639,202)
NET ASSETS – 100.0%	$217,721,704

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
Percentages shown are based on Net Assets.

All securities are United States companies, unless noted otherwise in parentheses.
(a)	Par value is in USD unless otherwise indicated.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Variable rate security. Rate as of January 31, 2023 is disclosed.
(d)	Restricted security that has been deemed illiquid. At January 31, 2023, the value of these restricted illiquid securities amounted to $240,000 or 0.11% of net assets. Additional information on these restricted illiquid securities is as follows:

Security	Acquisition Date	Acquisition Cost
CarVal CLO VII-C Ltd., 1/20/35	1/26/23	$240,000

(e)	When-Issued Security. Coupon rate was not yet in effect at January 31, 2023.
(f)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate as of January 31, 2023 is disclosed.
(g)	Amount rounds to less than 0.05%.
(h)	Security sold outside United States without registration under the Securities Act of 1933.
(i)	Security either partially or fully on loan. As of January 31, 2023, the total value of securities on loan is $6,392,215.
(j)	Investment is valued using significant unobservable inputs (Level 3).
(k)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate as of January 31, 2023 is disclosed.
(l)	Distributions from this security are made via payments in-kind (PIK) unless otherwise noted in the description.
(m)	Perpetual bond. Maturity date represents next call date.
(n)	Step coupon bond. Rate as of January 31, 2023 is disclosed.
(o)	Century bond maturing in 2115.
(p)	Position is unsettled. Contract rate was not determined at January 31, 2023 and does not take effect until settlement date.
(q)	Unfunded loan commitment. As of January 31, 2023, total value of unfunded loan commitment is $5,215.
(r)	7-day current yield as of January 31, 2023 is disclosed.
(s)	Security purchased with the cash proceeds from securities loaned. As of January 31, 2023, total cash collateral has a value of $5,880,246 and total non-cash collateral has a value of $685,434.
(t)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
*	Non-Income Producing Security

Abbreviations:
1M	1 Month
1Y	1 Year
3M	3 Month
5Y	5 Year
6M	6 Month
10Y	10 Year
ABS	Asset-Backed Security
ADR	American Depositary Receipt
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CME	Chicago Mercantile Exchange
CMT	Constant Maturity
CVA	Credit Valuation Adjustment
DDTL	Delayed Draw Term Loan
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
Freddie Mac	Federal Home Loan Mortgage Corporation
IDR	Indonesian Rupiah
JSC	Joint Stock Company
L.P.	Limited Partnership
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
MTN	Medium Term Note
MXN	Mexican Peso
PJSC	Public Joint Stock Company
PLC	Public Limited Company
REMIC	Real Estate Mortgage Investment Conduit
SOFR	United States Secured Overnight Financing Rate
STACR	Structured Agency Credit Risk
USD	United States Dollar
Concentration by Currency (%)(a)
U.S. Dollar	68.1
Euro	6.8
All other currencies less than 5%	25.1
Total	100.0
(a) Percentages shown are based on Net Assets.
Country Diversification (%)(a)
United States	56.2
All other countries less than 5%	43.8
Total	100.0

(a) Percentages shown are based on Net Assets.

Futures Contracts outstanding at January 31, 2023: Exchange Traded

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
10-Year Australian Treasury Bond	8	3/15/2023	AUD	680,019	$(10,391)
10-Year U.S. Treasury Note	80	3/22/2023	USD	9,161,250	79,810
U.S. Treasury Long Bond	29	3/22/2023	USD	3,766,375	27,273
Ultra U.S. Treasury Bond	40	3/22/2023	USD	5,670,000	265,950
Long Gilt	8	3/29/2023	GBP	1,030,761	(7,637)
2-Year U.S. Treasury Note	132	3/31/2023	USD	27,145,594	70,125
5-Year U.S. Treasury Note	19	3/31/2023	USD	2,075,602	8,289
CME 3-Month SOFR	2	9/19/2023	USD	475,525	(7,038)
CME 3-Month SOFR	53	3/19/2024	USD	12,665,013	6,413
CME 3-Month SOFR	18	3/18/2025	USD	4,364,100	16,075
Total Long Contracts					$448,869

Forward Foreign Currency Exchange Contracts outstanding at January 31, 2023:

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)

04/18/23	Mexican Pesos	12,239,832	U.S. Dollars	618,361	Goldman Sachs	$22,647
04/18/23	Australian Dollars	2,020,699	U.S. Dollars	1,408,959	Morgan Stanley	21,534
04/18/23	Japanese Yen	153,094,000	U.S. Dollars	1,173,583	Goldman Sachs	15,142
04/18/23	U.S. Dollars	596,509	Japanese Yen	75,350,000	JPMorgan Chase	11,440
04/18/23	Brazilian Reals	1,300,000	U.S. Dollars	242,728	JPMorgan Chase	9,831

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
Forward Foreign Currency Exchange Contracts outstanding at January 31, 2023: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
02/21/23	Australian Dollars	325,710	U.S. Dollars	220,838	JPMorgan Chase	$9,245
04/18/23	Canadian Dollars	1,543,100	U.S. Dollars	1,155,404	JPMorgan Chase	5,066
04/18/23	Norwegian Krone	13,261,172	U.S. Dollars	1,330,748	Morgan Stanley	2,611
04/18/23	U.S. Dollars	436,192	Canadian Dollars	580,000	JPMorgan Chase	10
Total Unrealized Appreciation						$97,526

04/18/23	U.S. Dollars	254,538	Australian Dollars	360,000	Morgan Stanley	$(313)
04/18/23	U.S. Dollars	65,506	Brazilian Reals	340,000	JPMorgan Chase	(548)
04/18/23	U.S. Dollars	445,590	Chinese Offshore Yuan	3,050,000	JPMorgan Chase	(8,078)
02/21/23	U.S. Dollars	326,165	Australian Dollars	480,000	JPMorgan Chase	(12,910)
04/18/23	U.S. Dollars	1,042,847	Mexican Peso	20,220,000	Goldman Sachs	(16,086)
04/18/23	U.S. Dollars	1,589,877	British Pounds	1,301,631	Morgan Stanley	(17,501)
03/08/23	U.S. Dollars	533,800	Mexican Pesos	10,725,643	Morgan Stanley	(32,304)
04/18/23	U.S. Dollars	1,447,098	Indonesian Rupiahs	22,343,750,000	JPMorgan Chase	(41,041)
Total Unrealized Depreciation						$(128,781)
Net Unrealized Depreciation						$(31,255)

Written Call Option Contracts outstanding at January 31, 2023: Exchange Traded

Description	Number of Contracts	Notional Amount		Exercise Price	Expiration Date	Value
U.S. Treasury Long Bond Future	1	USD	129,875	132	2/24/2023	$(703)
U.S. Treasury Long Bond Future	1	USD	129,875	135	2/24/2023	(188)
Total Written Call Options Contracts (Premiums Received $2,450)						$(891)

Written Put Option Contracts outstanding at January 31, 2023: Exchange Traded

Description	Number of Contracts	Notional Amount		Exercise Price	Expiration Date	Value
5-Year U.S. Treasury Note Future	6	USD	655,453	109	2/24/2023	$(2,531)
U.S. Treasury Long Bond Future	3	USD	389,625	129	2/24/2023	(3,375)
Total Written Put Options Contracts (Premiums Received $7,484)						$(5,906)

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
Written Call Option Contracts outstanding at January 31, 2023: Over the Counter

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value
U.S. Dollar vs. Australian Dollar	JPMorgan Chase	1	AUD	860,832	USD	1	2/20/2023	$(12,623)
Total Written OTC Call Options Contracts (Premiums Received $8,898)								$(12,623)

Interest Rate Swap Contracts outstanding at January 31, 2023: Exchange Traded

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Maturity Date		Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3.85% (Annually)	2-Day USD SOFR (Annually)	6/30/2029	USD	1,374,000	$(41,468)	$1,645	$(43,113)
3.25% (Annually)	2-Day USD SOFR (Annually)	9/30/2029	USD	1,362,000	841	595	246
2.65% (Annually)	2-Day USD SOFR (Annually)	8/15/2047	USD	1,055,000	85,260	13,391	71,869
2.51% (Annually)	2-Day USD SOFR (Annually)	2/15/2048	USD	582,000	61,002	9,432	51,570
2.62% (Annually)	2-Day USD SOFR (Annually)	2/15/2048	USD	168,000	14,367	(32)	14,399
3.05% (Annually)	2-Day USD SOFR (Annually)	2/15/2048	USD	418,000	3,596	12,709	(9,113)
Total					$123,598	$37,740	$85,858

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
Valuation Hierarchy
The following is a summary of the inputs used, as of January 31, 2023, in valuing the Fund's investments carried at fair value:
Morningstar Global Income Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Asset-Backed Securities	$—	$10,178,081	$—	$10,178,081
Common Stocks	58,337,863	42,561,715	—*	100,899,578
Convertible Bonds	—	209,374	—	209,374
Corporate Bonds	—	31,587,177	—	31,587,177
Foreign Issuer Bonds	—	18,379,609	—	18,379,609
Master Limited Partnerships	4,526,593	—	—	4,526,593
Mortgage-Backed Securities	—	9,462,181	—	9,462,181
Term Loans	—	19,786,741	—	19,786,741
Investment Companies	12,772,082	—	—	12,772,082
Short-Term Investments	12,176,169	1,348,110	—	13,524,279
Purchased Options	38	54,593	—	54,631
Total Investments	$87,812,745	$133,567,581	$—	$221,380,326

*Includes securities determined to have no value as of January 31, 2023.

Morningstar Global Income Fund	Level 1	Level 2	Level 3	Totals
Derivative Financial Instruments
Assets:
Futures Contracts	$473,935	$—	$—	$473,935
Forward Foreign Currency Exchange Contracts	—	97,526	—	97,526
Swap Agreements	—	165,066	—	165,066
Total Assets - Derivative Financial Instruments	$473,935	$262,592	$—	$736,527
Liabilities:
Futures Contracts	$(25,066)	$—	$—	$(25,066)
Forward Foreign Currency Exchange Contracts	—	(128,781)	—	(128,781)
Written Options	(6,797)	(12,623)	—	(19,420)
Swap Agreements	—	(41,468)	—	(41,468)
Total Liabilities - Derivative Financial Instruments	$(31,863)	$(182,872)	$—	$(214,735)
Net Derivative Financial Instruments	$442,072	$79,720	$—	$521,792

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments
Morningstar Total Return Bond Fund
	Par(a)	Value
Long Positions – 108.5%
Asset-Backed Securities – 4.0%
Automobile – 0.2%
Avis Budget Rental Car Funding (AESOP) LLC, Series 2021-1A, Class A, 1.38%, 8/20/27(b)	$770,000	$683,369
Hertz Vehicle Financing LLC,
Series 2021-1A, Class A, 1.21%, 12/26/25(b)	630,000	586,099
Series 2021-1A, Class C, 2.05%, 12/26/25(b)	420,000	385,777
		1,655,245
Home Equity – 0.1%
Bayview Financial Mortgage Pass-Through Trust, Series 2006-A, Class M3, (1M USD LIBOR + 0.98%), 5.52%, 2/28/41(c)	50,310	50,154
GSAA Home Equity Trust, Series 2006-4, Class 1A1, 3.34%, 3/25/36(d)	45,802	32,771
Option One Mortgage Loan Trust, Series 2004-3, Class M1, (1M USD LIBOR + 0.78%, 0.78% Floor), 5.29%, 11/25/34(c)	92,670	89,176
Renaissance Home Equity Loan Trust, Series 2005-2, Class AV3, (1M USD LIBOR + 0.37%, 0.37% Floor, 14.00% Cap), 4.88%, 8/25/35(c)	301,877	270,079
		442,180
Other – 3.5%
522 Funding CLO Ltd., Series 2020-6A, Class A1R, (3M USD LIBOR + 1.15%, 1.15% Floor), 5.97%, 10/23/34(b)(c)	610,000	597,767
ABPCI Direct Lending Fund CLO X L.P., Series 2020-10A, Class A1A, (3M USD LIBOR + 1.95%, 1.95% Floor), 6.19%, 1/20/32(b)(c)	400,000	393,908
Allegro CLO VII Ltd., Series 2018-1A, Class A, (3M USD LIBOR + 1.10%, 1.10% Floor), 5.89%, 6/13/31(b)(c)	250,000	247,013
	Par(a)	Value
Other (Continued)
Allegro CLO XI Ltd., Series 2019-2A, Class A1A, (3M USD LIBOR + 1.39%, 1.39% Floor), 6.19%, 1/19/33(b)(c)	$250,000	$246,869
AMMC CLO Ltd., Series 2017-21A, Class A, (3M USD LIBOR + 1.25%), 5.71%, 11/02/30(b)(c)	250,000	247,809
Anchorage Capital CLO Ltd., Series 2013-1A, Class A1R, (3M USD LIBOR + 1.25%), 6.07%, 10/13/30(b)(c)	500,000	495,000
Apidos CLO XII, Series 2013-12A, Class AR, (3M USD LIBOR + 1.08%), 5.87%, 4/15/31(b)(c)	250,000	247,750
Applebee's Funding LLC/IHOP Funding LLC, Series 2019-1A, Class A2I, 4.19%, 6/05/49(b)	376,200	367,200
Arbor Realty Commercial Real Estate Notes Ltd., Series 2022-FL1, Class A, (30D Average SOFR + 1.45%, 1.45% Floor), 5.73%, 1/15/37(b)(c)	378,000	367,344
Ares LXIII CLO Ltd., Series 2022-63A, Class A1A, (3M CME Term SOFR + 1.38%, 1.38% Floor), 6.02%, 4/20/35(b)(c)	540,000	535,608
Ares XLII CLO Ltd., Series 2017-42A, Class BR, (3M USD LIBOR + 1.50%, 1.50% Floor), 6.32%, 1/22/28(b)(c)	500,000	493,175
ARES XLIV CLO Ltd., Series 2017-44A, Class A1R, (3M USD LIBOR + 1.08%, 1.08% Floor), 5.87%, 4/15/34(b)(c)	460,000	452,410
Atrium IX, Series 9A, Class AR2, (3M USD LIBOR + 0.99%, 0.99% Floor), 5.73%, 5/28/30(b)(c)	527,260	523,491
Babson CLO Ltd., Series 2015-IA, Class AR, (3M USD LIBOR + 0.99%, 0.99% Floor), 5.80%, 1/20/31(b)(c)	250,000	248,014
Ballyrock CLO Ltd., Series 2019-2A, Class A1BR, (3M USD LIBOR + 1.20%, 1.20% Floor), 5.88%, 11/20/30(b)(c)	250,000	244,981

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Other (Continued)
Basswood Park CLO Ltd, Series 2021-1A, Class A, (3M USD LIBOR + 1.00%, 1.00% Floor), 5.81%, 4/20/34(b)(c)	$800,000	$782,520
Bayview Commercial Asset Trust, Series 2007-4A, Class A1, (1M USD LIBOR + 0.45%, 0.45% Floor), 4.96%, 9/25/37(b)(c)	257,438	235,835
BlueMountain CLO Ltd.,
Series 2013-2A, Class A1R, (3M USD LIBOR + 1.18%), 6.00%, 10/22/30(b)(c)	240,417	238,312
Series 2015-3A, Class A1R, (3M USD LIBOR + 1.00%), 5.81%, 4/20/31(b)(c)	250,000	247,053
Carlyle Global Market Strategies CLO Ltd.,
Series 2014-2RA, Class A1, (3M USD LIBOR + 1.05%), 5.66%, 5/15/31(b)(c)	729,370	722,077
Series 2014-3RA, Class A1A, (3M USD LIBOR + 1.05%), 5.86%, 7/27/31(b)(c)	247,958	245,391

Cayuga Park CLO Ltd., Series 2020-1A, Class AR, (3M USD LIBOR + 1.12%, 1.12% Floor), 5.91%, 7/17/34(b)(c)	440,000	428,857
Cerberus Loan Funding XXVIII L.P., Series 2020-1A, Class A, (3M USD LIBOR + 1.85%, 1.85% Floor), 6.64%, 10/15/31(b)(c)	95,299	94,635
CIFC Funding Ltd.,
Series 2015-3A, Class AR, (3M USD LIBOR + 0.87%), 5.67%, 4/19/29(b)(c)	218,141	216,134
Series 2014-2RA, Class A1, (3M USD LIBOR + 1.05%, 1.05% Floor), 5.87%, 4/24/30(b)(c)	233,169	231,653
Series 2017-3A, Class A1, (3M USD LIBOR + 1.22%), 6.03%, 7/20/30(b)(c)	239,437	237,828
Series 2017-5A, Class A1, (3M USD LIBOR + 1.18%), 5.97%, 11/16/30(b)(c)	236,782	235,328
	Par(a)	Value
Other (Continued)

Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH4, Class M3A, (1M USD LIBOR + 2.50%, 2.50% Floor), 7.01%, 7/25/37(c)	$500,000	$477,257
Dryden 87 CLO Ltd., Series 2021-87A, Class A1, (3M USD LIBOR + 1.10%, 1.10% Floor), 5.78%, 5/20/34(b)(c)	770,000	759,839
First Franklin Mortgage Loan Trust,
Series 2003-FF4, Class M1, (1M USD LIBOR + 1.80%, 1.80% Floor), 6.17%, 10/25/33(c)	263,155	249,046
Series 2006-FF13, Class A1, (1M USD LIBOR + 0.24%, 0.24% Floor), 4.75%, 10/25/36(c)	28,590	19,230
Series 2006-FF13, Class A2C, (1M USD LIBOR + 0.32%, 0.32% Floor), 4.83%, 10/25/36(c)	16,681	11,325

Generate CLO 3 Ltd., Series 2016-1A, Class BR, (3M USD LIBOR + 1.75%), 6.56%, 10/20/29(b)(c)	500,000	493,791
Golub Capital Partners CLO Ltd., Series 2015-25A, Class AR, (3M USD LIBOR + 1.38%, 1.38% Floor), 5.91%, 5/05/30(b)(c)	530,806	522,909
Hardee's Funding LLC, Series 2021-1A, Class A2, 2.87%, 6/20/51(b)	413,700	342,927
HGI CRE CLO Ltd., Series 2021-FL1, Class A, (1M USD LIBOR + 1.05%, 1.05% Floor), 5.51%, 6/16/36(b)(c)	867,051	842,347
Hildene Community Funding CDO Ltd., Series 2015-1A, Class ARR, 2.60%, 11/01/35(b)	460,000	379,681
Home Equity Asset Trust, Series 2006-4, Class 2A4, (1M USD LIBOR + 0.28%, 0.56% Floor), 5.07%, 8/25/36(c)	369,932	360,288

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Other (Continued)

KKR CLO 32 Ltd., Series 32A, Class A1, (3M USD LIBOR + 1.32%, 1.32% Floor), 6.11%, 1/15/32(b)(c)	$150,000	$148,923
KREF Ltd., Series 2022-FL3, Class A, (1M CME Term SOFR + 1.45%, 1.45% Floor), 5.94%, 2/15/39(b)(c)	820,000	803,250
LCM Loan Income Fund I Income Note Issuer Ltd., Series 27A, Class A1, (3M USD LIBOR + 1.08%), 5.87%, 7/16/31(b)(c)	250,000	247,835
Long Beach Mortgage Loan Trust, Series 2006-6, Class 2A3, (1M USD LIBOR + 0.30%, 0.30% Floor), 4.81%, 7/25/36(c)	740,062	300,808
Madison Park Funding XIII Ltd., Series 2014-13A, Class AR2, (3M USD LIBOR + 0.95%, 0.95% Floor), 5.75%, 4/19/30(b)(c)	374,782	372,446
Madison Park Funding XXX Ltd., Series 2018-30A, Class A, (3M USD LIBOR + 0.75%, 0.75% Floor), 5.54%, 4/15/29(b)(c)	238,453	236,173
Merrill Lynch Mortgage Investors Trust, Series 2004-WMC5, Class M1, (1M USD LIBOR + 0.93%, 0.93% Floor), 5.44%, 7/25/35(c)	162,830	157,135
MF1 LLC, Series 2022-FL10, Class A, (1M CME Term SOFR + 2.64%, 2.64% Floor), 7.12%, 9/17/37(b)(c)	800,000	800,717
Mortgage Repurchase Agreement Financing Trust II, Series 2022-S1, Class A1, (30D Average SOFR + 2.00%, 2.00% Floor), 6.23%, 3/30/25(b)(c)	510,000	499,583
Myers Park CLO Ltd., Series 2018-1A, Class B1, (3M USD LIBOR + 1.60%, 1.60% Floor), 6.41%, 10/20/30(b)(c)	250,000	245,013
NP SPE X L.P., Series 2021-1A, Class A1, 2.23%, 3/19/51(b)	777,409	681,363
	Par(a)	Value
Other (Continued)
Octagon Investment Partners XXI Ltd.,
Series 2012-1A, Class AARR, (3M USD LIBOR + 0.95%, 0.95% Floor), 5.74%, 7/15/29(b)(c)	$1,388,853	$1,379,609
Series 2012-1A, Class AAR3, (3M USD LIBOR + 1.00%, 1.00% Floor), 5.65%, 2/14/31(b)(c)	260,000	256,431

OHA Credit Funding 7 Ltd., Series 2020-7A, Class AR, (3M CME Term SOFR + 1.30%, 1.30% Floor), 5.93%, 2/24/37(b)(c)	350,000	344,523
Owl Rock CLO III Ltd., Series 2020-3A, Class A1L, (3M USD LIBOR + 1.80%), 6.61%, 4/20/32(b)(c)	270,000	263,964
Palmer Square CLO Ltd., Series 2018-2A, Class A1A, (3M USD LIBOR + 1.10%), 5.89%, 7/16/31(b)(c)	500,000	495,774
Point Au Roche Park CLO Ltd., Series 2021-1A, Class A, (3M USD LIBOR + 1.08%, 1.08% Floor), 5.89%, 7/20/34(b)(c)	620,000	608,020
RR 3 Ltd., Series 2018-3A, Class A1R2, (3M USD LIBOR + 1.09%, 1.09% Floor), 5.88%, 1/15/30(b)(c)	250,000	248,331
SBA Small Business Investment Cos.,
Series 2019-10A, Class 1, 3.11%, 3/10/29	65,793	62,724
Series 2021-10A, Class 1, 1.67%, 3/10/31	223,915	200,453

Silver Rock CLO I Ltd., Series 2020-1A, Class A, (3M USD LIBOR + 1.65%, 1.65% Floor), 6.46%, 10/20/31(b)(c)	440,000	439,603
Structured Asset Investment Loan Trust, Series 2004-7, Class A8, (1M USD LIBOR + 1.20%, 1.20% Floor), 5.71%, 8/25/34(c)	187,250	181,064

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Other (Continued)

STWD Ltd., Series 2022-FL3, Class A, (30D Average SOFR + 1.35%, 1.35% Floor), 5.63%, 11/15/38(b)(c)	$430,000	$415,967
Sunrun Vulcan Issuer LLC, Series 2021-1A, Class A, 2.46%, 1/30/52(b)	583,444	485,677
Towd Point Mortgage Trust,
Series 2016-3, Class B1, 4.09%, 4/25/56(b)(d)	190,000	182,133
Series 2017-4, Class B2, 3.48%, 6/25/57(b)(d)	330,000	260,985
Series 2019-HY2, Class A1, (1M USD LIBOR + 1.00%, 1.00% Floor), 5.51%, 5/25/58(b)(c)	640,767	638,801
Series 2020-2, Class M1B, 3.00%, 4/25/60(b)(d)	240,000	188,486

TRTX Issuer Ltd., Series 2022-FL5, Class A, (30D Average SOFR + 1.65%, 1.65% Floor), 5.95%, 2/15/39(b)(c)	810,000	788,945
United States Small Business Administration,
Series 2019-20D, Class 1, 2.98%, 4/01/39	35,487	33,317
Series 2019-25G, Class 1, 2.69%, 7/01/44	57,467	51,262

Venture 31 CLO Ltd., Series 2018-31A, Class A1, (3M USD LIBOR + 1.03%, 1.03% Floor), 5.84%, 4/20/31(b)(c)	410,000	402,434
Voya CLO Ltd.,
Series 2015-1A, Class A1R, (3M USD LIBOR + 0.90%, 0.90% Floor), 5.69%, 1/18/29(b)(c)	134,790	133,819
Series 2018-2A, Class A1, (3M USD LIBOR + 1.00%, 1.00% Floor), 5.79%, 7/15/31(b)(c)	570,000	564,098
Series 2017-3A, Class A1R, (3M USD LIBOR + 1.04%), 5.85%, 4/20/34(b)(c)	230,000	224,930
	Par(a)	Value
Other (Continued)

Whitebox CLO II Ltd., Series 2020-2A, Class A1R, (3M USD LIBOR + 1.22%, 1.22% Floor), 6.04%, 10/24/34(b)(c)	$290,000	$284,691
Whitebox CLO III Ltd., Series 2021-3A, Class A1, (3M USD LIBOR + 1.22%, 1.22% Floor), 6.01%, 10/15/34(b)(c)	420,000	412,083
		28,123,972
Student Loan – 0.2%
Navient Student Loan Trust,
Series 2017-1A, Class A3, (1M USD LIBOR + 1.15%), 5.66%, 7/26/66(b)(c)	212,907	211,867
Series 2017-2A, Class A, (1M USD LIBOR + 1.05%), 5.56%, 12/27/66(b)(c)	100,865	98,954

SLM Private Credit Student Loan Trust, Series 2006-B, Class A5, (3M USD LIBOR + 0.27%), 5.04%, 12/15/39(c)	184,772	173,236
SLM Private Education Loan Trust, Series 2010-C, Class A5, (1M USD LIBOR + 4.75%), 9.21%, 10/15/41(b)(c)	235,718	253,308
SMB Private Education Loan Trust,
Series 2020-A, Class A2A, 2.23%, 9/15/37(b)	176,207	163,901
Series 2021-E, Class A1A, 1.68%, 2/15/51(b)	177,086	160,963
Series 2021-A, Class A2B, 1.59%, 1/15/53(b)	565,469	499,638

Sofi Professional Loan Program Trust, Series 2018-B, Class A2FX, 3.34%, 8/25/47(b)	59,714	57,928
		1,619,795
Total Asset-Backed Securities (Cost $33,133,001)		31,841,192

Corporate Bonds – 20.0%
Advertising & Marketing – 0.0%(e)
Interpublic (The) Group of Cos., Inc, 4.75%, 3/30/30	60,000	58,618

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Aerospace & Defense – 1.1%
Boeing (The) Co.,
1.43%, 2/04/24	$110,000	$106,016
4.88%, 5/01/25	360,000	360,012
2.20%, 2/04/26	390,000	360,566
3.10%, 5/01/26	40,000	38,067
2.70%, 2/01/27	30,000	27,738
2.80%, 3/01/27	40,000	36,947
3.20%, 3/01/29	130,000	118,759
5.15%, 5/01/30	370,000	372,928
3.25%, 2/01/35	290,000	235,096
5.71%, 5/01/40	230,000	235,349
3.63%, 3/01/48	212,000	154,445
3.75%, 2/01/50	160,000	123,077
5.81%, 5/01/50	510,000	520,658
3.95%, 8/01/59	195,000	144,941
5.93%, 5/01/60	295,000	301,452
General Dynamics Corp.,
4.25%, 4/01/40	10,000	9,690
4.25%, 4/01/50	70,000	66,925

Huntington Ingalls Industries, Inc., 4.20%, 5/01/30	103,000	96,359
L3Harris Technologies, Inc.,
4.40%, 6/15/28	189,000	187,336
4.40%, 6/15/28	80,000	79,296
1.80%, 1/15/31	399,000	320,350
4.85%, 4/27/35	60,000	58,712
Lockheed Martin Corp.,
3.55%, 1/15/26	60,000	58,949
3.90%, 6/15/32	466,000	452,540
3.60%, 3/01/35	175,000	162,049
4.15%, 6/15/53	390,000	356,932
5.90%, 11/15/63	300,000	351,132
Northrop Grumman Corp.,
2.93%, 1/15/25	40,000	38,691
3.25%, 1/15/28	280,000	265,896
4.03%, 10/15/47	242,000	213,206
5.25%, 5/01/50	910,000	952,656
Raytheon Technologies Corp.,
3.15%, 12/15/24	50,000	48,499
7.20%, 8/15/27	26,000	28,591
7.00%, 11/01/28	90,000	99,272
4.13%, 11/16/28	573,000	562,247
2.25%, 7/01/30	100,000	85,898
4.50%, 6/01/42	30,000	28,777
4.15%, 5/15/45	150,000	133,854
4.63%, 11/16/48	40,000	38,716
3.13%, 7/01/50	411,000	309,515
3.03%, 3/15/52	607,000	447,939
	Par(a)	Value
Aerospace & Defense (Continued)

Textron, Inc., 3.90%, 9/17/29	$153,000	$143,294
		8,733,372
Apparel & Textile Products – 0.0%(e)
NIKE, Inc.,
2.40%, 3/27/25(f)	60,000	58,034
2.75%, 3/27/27	100,000	94,961
2.85%, 3/27/30	100,000	92,040
3.25%, 3/27/40	50,000	42,911
3.38%, 3/27/50(f)	20,000	16,739
		304,685
Asset Management – 0.0%(e)
Nuveen LLC, 4.00%, 11/01/28(b)	100,000	96,331
Vanguard Group (The), Inc., 3.05%, 8/22/50(g)	170,000	117,433
		213,764
Automotive – 0.2%
General Motors Co.,
5.40%, 10/15/29(f)	177,000	175,839
5.60%, 10/15/32	314,000	310,202
6.60%, 4/01/36	10,000	10,457
5.95%, 4/01/49	70,000	67,086
General Motors Financial Co., Inc.,
4.00%, 1/15/25(f)	506,000	494,790
4.30%, 4/06/29	219,000	204,764
2.35%, 1/08/31(f)	57,000	45,537
2.70%, 6/10/31	218,000	175,721
3.10%, 1/12/32	304,000	251,969
		1,736,365
Banking – 3.3%
Bank of America Corp.,
(3M USD LIBOR + 0.78%), 3.55%, 3/05/24(h)	55,000	54,915
4.20%, 8/26/24	60,000	59,342
(3M USD LIBOR + 0.87%), 2.46%, 10/22/25(h)	235,000	224,661
(SOFR + 1.15%), 1.32%, 6/19/26(h)	1,090,000	998,349
(3M USD LIBOR + 1.58%), 3.82%, 1/20/28(h)	398,000	383,153
(SOFR + 1.58%), 4.38%, 4/27/28(h)	430,000	420,497
(3M USD LIBOR + 1.37%), 3.59%, 7/21/28(h)	160,000	151,169
(3M USD LIBOR + 1.04%), 3.42%, 12/20/28(h)	600,000	561,171
(3M USD LIBOR + 1.21%), 3.97%, 2/07/30(h)	620,000	586,358

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Banking (Continued)
Bank of America Corp.,
(3M USD LIBOR + 1.19%), 2.88%, 10/22/30(h)	$226,000	$198,098
(SOFR + 2.15%), 2.59%, 4/29/31(h)	990,000	846,681
(SOFR + 1.53%), 1.90%, 7/23/31(h)	200,000	161,670
(SOFR + 1.32%), 2.69%, 4/22/32(h)	133,000	112,286
(SOFR + 1.22%), 2.30%, 7/21/32(h)	852,000	693,541
(SOFR + 1.21%), 2.57%, 10/20/32(h)	471,000	389,445
(SOFR + 1.33%), 2.97%, 2/04/33(h)	2,765,000	2,357,931
(SOFR + 1.83%), 4.57%, 4/27/33(h)	1,029,000	994,291
(SOFR + 2.16%), 5.02%, 7/22/33(f)(h)	461,000	460,722
5.00%, 1/21/44	170,000	170,111
(3M USD LIBOR + 1.52%), 4.33%, 3/15/50(h)	30,000	27,289
(3M USD LIBOR + 3.15%), 4.08%, 3/20/51(h)	530,000	456,217
Citigroup, Inc.,
(SOFR + 1.67%), 1.68%, 5/15/24(h)	120,000	118,815
3.30%, 4/27/25	180,000	174,441
5.50%, 9/13/25	120,000	121,653
(SOFR + 2.84%), 3.11%, 4/08/26(h)	80,000	76,715
(SOFR + 1.28%), 3.07%, 2/24/28(h)	134,000	124,560
(SOFR + 1.89%), 4.66%, 5/24/28(f)(h)	70,000	69,263
(3M USD LIBOR + 1.15%), 3.52%, 10/27/28(h)	1,110,000	1,039,749
(3M USD LIBOR + 1.19%), 4.08%, 4/23/29(h)	150,000	143,330
(3M USD LIBOR + 1.34%), 3.98%, 3/20/30(h)	550,000	517,233
(SOFR + 1.42%), 2.98%, 11/05/30(h)	463,000	407,174
(SOFR + 3.91%), 4.41%, 3/31/31(h)	290,000	278,167
(SOFR + 2.11%), 2.57%, 6/03/31(h)	340,000	288,528
(SOFR + 1.94%), 3.79%, 3/17/33(h)	340,000	308,016
(SOFR + 2.09%), 4.91%, 5/24/33(h)	210,000	207,367
(SOFR + 2.34%), 6.27%, 11/17/33(h)	244,000	265,722
8.13%, 7/15/39	580,000	768,338
4.65%, 7/23/48	30,000	28,628
	Par(a)	Value
Banking (Continued)
JPMorgan Chase & Co.,
(SOFR + 1.46%), 1.51%, 6/01/24(h)	$310,000	$306,291
(3M USD LIBOR + 1.00%), 4.02%, 12/05/24(h)	470,000	465,365
(SOFR + 1.85%), 2.08%, 4/22/26(h)	200,000	187,830
(SOFR + 0.89%), 1.58%, 4/22/27(h)	530,000	476,333
3.63%, 12/01/27	190,000	182,514
(3M USD LIBOR + 1.34%), 3.78%, 2/01/28(h)	221,000	212,426
(SOFR + 1.17%), 2.95%, 2/24/28(h)	434,000	402,711
(3M USD LIBOR + 1.38%), 3.54%, 5/01/28(h)	428,000	405,214
(3M USD LIBOR + 1.33%), 4.45%, 12/05/29(h)	320,000	312,094
(SOFR + 1.75%), 4.57%, 6/14/30(h)	263,000	257,618
(SOFR + 2.04%), 2.52%, 4/22/31(h)	510,000	435,861
(3M CME Term SOFR + 1.11%), 1.76%, 11/19/31(h)	219,000	174,248
(SOFR + 1.25%), 2.58%, 4/22/32(h)	567,000	477,247
(SOFR + 1.18%), 2.55%, 11/08/32(h)	312,000	258,991
(SOFR + 1.26%), 2.96%, 1/25/33(h)	620,000	531,475
(SOFR + 1.80%), 4.59%, 4/26/33(h)	184,000	178,615
4.95%, 6/01/45	220,000	215,102
(SOFR + 2.44%), 3.11%, 4/22/51(h)	50,000	36,572

U.S. Bancorp, 1.45%, 5/12/25	250,000	233,906
Wells Fargo & Co.,
(SOFR + 2.00%), 2.19%, 4/30/26(h)	570,000	536,229
3.00%, 10/23/26	80,000	75,506
4.30%, 7/22/27	270,000	266,983
(3M USD LIBOR + 1.31%), 3.58%, 5/22/28(h)	300,000	285,095
(SOFR + 2.10%), 2.39%, 6/02/28(h)	130,000	117,815
(SOFR + 1.98%), 4.81%, 7/25/28(h)	187,000	186,602
4.15%, 1/24/29	230,000	223,334
(3M CME Term SOFR + 1.43%), 2.88%, 10/30/30(h)	250,000	221,248
(SOFR + 4.03%), 4.48%, 4/04/31(h)	300,000	292,054

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Banking (Continued)
Wells Fargo & Co.,
(SOFR + 1.50%), 3.35%, 3/02/33(h)	$80,000	$70,544
(SOFR + 2.10%), 4.90%, 7/25/33(h)	110,000	109,573
4.40%, 6/14/46	360,000	317,306
4.75%, 12/07/46	370,000	341,418
(SOFR + 4.50%), 5.01%, 4/04/51(h)	2,110,000	2,080,266
		26,119,982
Beverages – 0.1%
Coca-Cola (The) Co.,
3.38%, 3/25/27	280,000	273,168
1.45%, 6/01/27	90,000	81,163
2.50%, 6/01/40	50,000	38,442
2.60%, 6/01/50	80,000	57,804
Constellation Brands, Inc.,
3.60%, 5/09/24	90,000	88,702
4.35%, 5/09/27	130,000	128,506
PepsiCo, Inc.,
2.25%, 3/19/25	10,000	9,582
2.63%, 3/19/27	10,000	9,451
1.63%, 5/01/30	40,000	33,570
2.88%, 10/15/49	40,000	30,750
		751,138
Biotechnology & Pharmaceuticals – 0.7%
AbbVie, Inc.,
2.60%, 11/21/24	490,000	472,217
3.80%, 3/15/25	410,000	402,128
3.60%, 5/14/25	40,000	38,988
2.95%, 11/21/26	100,000	94,633
3.20%, 11/21/29	580,000	539,304
4.55%, 3/15/35	204,000	200,170
4.50%, 5/14/35	242,000	236,236
4.70%, 5/14/45	58,000	55,485
4.88%, 11/14/48	20,000	19,570
4.25%, 11/21/49	559,000	500,397
Amgen, Inc.,
4.05%, 8/18/29	300,000	289,781
4.40%, 5/01/45	129,000	115,137

Biogen, Inc., 2.25%, 5/01/30	64,000	54,261
Bristol-Myers Squibb Co.,
2.90%, 7/26/24	192,000	187,444
3.20%, 6/15/26	105,000	101,681
3.40%, 7/26/29	65,000	61,951
4.55%, 2/20/48	60,000	58,291
3.70%, 3/15/52	56,000	47,349
Gilead Sciences, Inc.,
2.60%, 10/01/40	173,000	128,438
	Par(a)	Value
Biotechnology & Pharmaceuticals (Continued)
Gilead Sciences, Inc.,
4.75%, 3/01/46	$153,000	$148,713
2.80%, 10/01/50	55,000	38,346
Johnson & Johnson,
0.55%, 9/01/25	80,000	73,142
0.95%, 9/01/27	150,000	132,062
3.63%, 3/03/37	70,000	65,286
2.10%, 9/01/40	350,000	256,492
Merck & Co., Inc.,
0.75%, 2/24/26(f)	240,000	215,966
1.45%, 6/24/30	70,000	58,007
2.75%, 12/10/51	250,000	180,040
Pfizer, Inc.,
0.80%, 5/28/25	160,000	147,754
2.63%, 4/01/30	270,000	244,449
1.70%, 5/28/30	100,000	85,018
2.55%, 5/28/40	240,000	184,688
2.70%, 5/28/50(f)	310,000	226,580
		5,660,004
Cable & Satellite – 1.0%
Charter Communications Operating LLC/Charter Communications Operating Capital,
4.91%, 7/23/25	570,000	567,070
4.20%, 3/15/28	90,000	85,606
5.05%, 3/30/29	700,000	682,023
4.40%, 4/01/33(f)	400,000	359,333
5.38%, 4/01/38	60,000	53,772
3.50%, 6/01/41	300,000	210,838
3.50%, 3/01/42	60,000	41,732
5.38%, 5/01/47	181,000	154,513
5.75%, 4/01/48	226,000	201,203
5.13%, 7/01/49	286,000	236,761
4.80%, 3/01/50	30,000	23,624
3.90%, 6/01/52	811,000	553,390
6.83%, 10/23/55	107,000	106,541
3.85%, 4/01/61	242,000	153,475
4.40%, 12/01/61	146,000	102,389
5.50%, 4/01/63	110,000	91,925
Comcast Corp.,
3.95%, 10/15/25	160,000	157,696
3.15%, 3/01/26	50,000	48,264
3.30%, 4/01/27	50,000	47,949
4.15%, 10/15/28	638,000	632,224
2.65%, 2/01/30	256,000	228,884
3.40%, 4/01/30	70,000	65,678
4.25%, 10/15/30	620,000	612,961
1.95%, 1/15/31	231,000	193,336
5.50%, 11/15/32	77,000	82,891
4.20%, 8/15/34	377,000	366,101

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Cable & Satellite (Continued)
Comcast Corp.,
3.25%, 11/01/39	$20,000	$16,622
3.75%, 4/01/40	351,000	310,178
3.40%, 7/15/46	20,000	15,909
4.00%, 8/15/47	30,000	25,988
3.97%, 11/01/47	140,000	120,737
4.00%, 3/01/48	20,000	17,406
4.00%, 11/01/49	240,000	206,459
3.45%, 2/01/50	60,000	47,508
2.80%, 1/15/51	190,000	131,705
2.89%, 11/01/51	120,000	83,772
2.94%, 11/01/56	170,000	116,012
4.95%, 10/15/58(f)	20,000	19,851
Cox Communications, Inc.,
3.15%, 8/15/24(b)	71,000	68,881
2.95%, 10/01/50(b)	119,000	78,056
Time Warner Cable LLC,
6.55%, 5/01/37	50,000	51,109
5.88%, 11/15/40	130,000	121,767
		7,492,139
Chemicals – 0.0%(e)
Ecolab, Inc., 2.75%, 8/18/55	97,000	64,058
Sherwin-Williams (The) Co., 2.30%, 5/15/30	76,000	64,962
Westlake Corp., 3.38%, 8/15/61	103,000	66,843
		195,863
Commercial Support Services – 0.0%(e)
Cintas Corp. No. 2,
3.70%, 4/01/27	20,000	19,502
4.00%, 5/01/32(f)	120,000	116,801
Republic Services, Inc.,
2.50%, 8/15/24	70,000	67,545
3.95%, 5/15/28	48,000	46,757

Waste Management, Inc., 1.15%, 3/15/28	63,000	53,803
		304,408
Containers & Packaging – 0.0%(e)
International Paper Co., 6.00%, 11/15/41	45,000	48,234
Diversified Industrials – 0.1%
3M Co.,
2.38%, 8/26/29(f)	410,000	358,756
3.70%, 4/15/50(f)	100,000	80,109
	Par(a)	Value
Diversified Industrials (Continued)

Emerson Electric Co., 2.80%, 12/21/51	$560,000	$390,990
Honeywell International, Inc., 1.35%, 6/01/25	70,000	65,232
		895,087
E-Commerce Discretionary – 0.4%
Amazon.com, Inc.,
0.80%, 6/03/25(f)	130,000	119,854
3.30%, 4/13/27	50,000	48,355
1.20%, 6/03/27	380,000	335,442
3.15%, 8/22/27	140,000	133,852
3.45%, 4/13/29	110,000	105,764
1.50%, 6/03/30	70,000	58,208
2.10%, 5/12/31	80,000	68,156
3.60%, 4/13/32	320,000	304,453
4.70%, 12/01/32	259,000	265,139
3.88%, 8/22/37	200,000	185,918
4.05%, 8/22/47	140,000	126,991
2.50%, 6/03/50	1,057,000	715,798
3.95%, 4/13/52	70,000	61,993
4.25%, 8/22/57	240,000	219,800

eBay, Inc., 6.30%, 11/22/32(f)	174,000	189,636
		2,939,359
Electric Utilities – 1.3%
AEP Texas, Inc.,
3.95%, 6/01/28	212,000	204,231
3.45%, 5/15/51	171,000	131,475
AEP Transmission Co. LLC,
3.80%, 6/15/49	303,000	253,762
3.65%, 4/01/50	89,000	73,089
4.50%, 6/15/52	44,000	41,714
Alabama Power Co.,
3.75%, 3/01/45	38,000	31,364
3.45%, 10/01/49	47,000	36,198

Ameren Illinois Co., 3.25%, 3/15/50	106,000	81,285
American Transmission Systems, Inc., 2.65%, 1/15/32(b)	203,000	172,805
Baltimore Gas and Electric Co.,
3.75%, 8/15/47	195,000	160,522
2.90%, 6/15/50	265,000	190,379
CenterPoint Energy Houston Electric LLC,
2.35%, 4/01/31	75,000	64,404
3.35%, 4/01/51(f)	145,000	114,434
4.85%, 10/01/52	146,000	147,341

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Electric Utilities (Continued)

Cleveland Electric Illuminating (The) Co., 3.50%, 4/01/28(b)	$100,000	$93,471
Commonwealth Edison Co.,
4.00%, 3/01/49	67,000	58,120
3.00%, 3/01/50	51,000	37,525
5.30%, 2/01/53	45,000	47,950
Consumers Energy Co.,
3.75%, 2/15/50	309,000	259,421
4.20%, 9/01/52	25,000	22,809

DTE Electric Co., 3.95%, 3/01/49	246,000	214,121
Duke Energy Carolinas LLC,
4.95%, 1/15/33	228,000	234,126
3.75%, 6/01/45	136,000	114,028
3.95%, 3/15/48	122,000	104,048
3.55%, 3/15/52	154,000	124,550
Duke Energy Corp.,
5.00%, 12/08/25	100,000	100,719
4.30%, 3/15/28	231,000	227,654
Duke Energy Florida LLC,
2.50%, 12/01/29	325,000	286,939
1.75%, 6/15/30	241,000	199,625
5.95%, 11/15/52	80,000	90,639
Duke Energy Progress LLC,
3.45%, 3/15/29	233,000	220,271
2.50%, 8/15/50	161,000	104,082
4.00%, 4/01/52	5,000	4,273
Edison International,
5.75%, 6/15/27	33,000	33,832
6.95%, 11/15/29	236,000	256,221

Entergy Louisiana LLC, 4.20%, 9/01/48	148,000	131,172
Entergy Mississippi LLC, 2.85%, 6/01/28	132,000	121,226
Exelon Corp.,
5.10%, 6/15/45	16,000	15,733
4.70%, 4/15/50	79,000	74,552
4.10%, 3/15/52(f)	61,000	52,700
FirstEnergy Corp.,
2.05%, 3/01/25	22,000	20,617
1.60%, 1/15/26	40,000	35,904
4.15%, 7/15/27	499,000	476,869
5.10%, 7/15/47	77,000	71,033
3.40%, 3/01/50	55,000	39,073
FirstEnergy Transmission LLC,
4.35%, 1/15/25(b)	285,000	279,173
4.55%, 4/01/49(b)	241,000	209,573
Florida Power & Light Co.,
3.99%, 3/01/49	224,000	200,069
	Par(a)	Value
Electric Utilities (Continued)
Florida Power & Light Co.,
3.15%, 10/01/49	$237,000	$184,204
MidAmerican Energy Co.,
3.10%, 5/01/27	148,000	141,264
3.65%, 4/15/29	543,000	522,276
4.25%, 7/15/49	85,000	77,287

Mid-Atlantic Interstate Transmission LLC, 4.10%, 5/15/28(b)	40,000	38,587
Northern States Power Co.,
2.90%, 3/01/50	50,000	36,416
2.60%, 6/01/51	104,000	71,210
3.20%, 4/01/52	96,000	73,686

NRG Energy, Inc., 2.45%, 12/02/27(b)	301,000	258,416
NSTAR Electric Co., 3.95%, 4/01/30	16,000	15,418
Ohio Power Co.,
1.63%, 1/15/31(f)	45,000	36,159
4.15%, 4/01/48	52,000	45,718
4.00%, 6/01/49	63,000	53,559
Oncor Electric Delivery Co. LLC,
4.55%, 9/15/32	421,000	425,285
4.10%, 11/15/48	51,000	45,857
Pacific Gas and Electric Co.,
2.10%, 8/01/27(f)	50,000	43,868
2.50%, 2/01/31	180,000	145,232
6.15%, 1/15/33	110,000	113,062
3.30%, 8/01/40	20,000	14,354
3.50%, 8/01/50	215,000	145,100

PacifiCorp., 4.15%, 2/15/50	80,000	70,538
Progress Energy, Inc., 7.75%, 3/01/31	180,000	210,523
Public Service Co. of New Hampshire, 5.15%, 1/15/53	90,000	95,104
Public Service Electric and Gas Co.,
3.10%, 3/15/32	10,000	9,054
4.90%, 12/15/32	144,000	149,756
2.05%, 8/01/50	140,000	84,907
Southern California Edison Co.,
2.25%, 6/01/30	274,000	234,153
2.50%, 6/01/31	39,000	33,308
5.95%, 11/01/32	161,000	175,250

Southwestern Public Service Co., 3.15%, 5/01/50	133,000	99,769

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Electric Utilities (Continued)

Tampa Electric Co., 4.45%, 6/15/49	$38,000	$33,585
Trans-Allegheny Interstate Line Co., 3.85%, 6/01/25(b)	299,000	290,451
Virginia Electric and Power Co., 4.00%, 1/15/43	202,000	175,007
		10,413,484
Electric, Gas Marketing & Trading – 0.1%
Consolidated Edison Co. of New York, Inc.,
3.35%, 4/01/30	50,000	46,412
3.95%, 4/01/50	20,000	17,126
6.15%, 11/15/52	212,000	246,092

PECO Energy Co., 3.05%, 3/15/51	205,000	150,103
		459,733
Electrical Equipment – 0.0%(e)
Carrier Global Corp., 3.58%, 4/05/50	10,000	7,786
Otis Worldwide Corp., 2.06%, 4/05/25	50,000	47,164
		54,950
Entertainment Content – 0.2%
Fox Corp., 5.48%, 1/25/39	450,000	436,761
Paramount Global, 4.38%, 3/15/43	146,000	107,726
Time Warner Cable Enterprises LLC, 8.38%, 7/15/33	170,000	199,269
TWDC Enterprises 18 Corp., 3.00%, 7/30/46	162,000	120,246
Warnermedia Holdings, Inc.,
3.76%, 3/15/27(b)	80,000	74,977
4.05%, 3/15/29(b)	140,000	128,494
4.28%, 3/15/32(b)	450,000	400,480
5.05%, 3/15/42(b)	30,000	25,615
5.14%, 3/15/52(b)	500,000	415,280
		1,908,848
Food – 0.1%
Hershey (The) Co., 0.90%, 6/01/25	30,000	27,674
Kraft Heinz Foods Co., 3.00%, 6/01/26(f)	102,000	97,086
Mars, Inc.,
2.70%, 4/01/25(b)	90,000	86,448
3.20%, 4/01/30(b)	180,000	166,145
2.38%, 7/16/40(b)	200,000	146,281
	Par(a)	Value
Food (Continued)

Mondelez International, Inc., 1.50%, 5/04/25	$250,000	$233,685
		757,319
Gas & Water Utilities – 0.0%(e)
Atmos Energy Corp., 4.13%, 3/15/49	40,000	35,025
CenterPoint Energy Resources Corp., 1.75%, 10/01/30	59,000	48,525
ONE Gas, Inc., 2.00%, 5/15/30	35,000	29,377
Piedmont Natural Gas Co., Inc., 2.50%, 3/15/31	41,000	34,791
		147,718
Health Care Facilities & Services – 0.9%
Cigna Corp.,
4.13%, 11/15/25	20,000	19,774
4.38%, 10/15/28	440,000	436,349
4.80%, 8/15/38	210,000	205,596
4.90%, 12/15/48	130,000	124,608
CVS Health Corp.,
3.63%, 4/01/27	40,000	38,663
4.30%, 3/25/28	217,000	213,326
3.75%, 4/01/30	478,000	447,864
1.75%, 8/21/30	82,000	66,387
1.88%, 2/28/31(f)	40,000	32,425
2.13%, 9/15/31(f)	130,000	106,666
4.78%, 3/25/38	400,000	382,879
4.13%, 4/01/40	40,000	34,932
5.13%, 7/20/45	271,000	260,889
5.05%, 3/25/48	505,000	480,112
Elevance Health, Inc.,
3.65%, 12/01/27	300,000	289,344
4.10%, 5/15/32	80,000	76,910
4.55%, 5/15/52	40,000	37,187
6.10%, 10/15/52	162,000	184,390
HCA, Inc.,
5.25%, 4/15/25	198,000	198,203
5.88%, 2/15/26	147,000	149,633
4.50%, 2/15/27	116,000	114,117
3.50%, 9/01/30	443,000	397,073
2.38%, 7/15/31	316,000	256,666
3.63%, 3/15/32(b)	47,000	41,735
Humana, Inc.,
4.50%, 4/01/25	20,000	19,932
3.95%, 3/15/27	140,000	136,702
3.70%, 3/23/29	310,000	292,289
3.13%, 8/15/29	310,000	279,657
2.15%, 2/03/32	50,000	40,591

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Health Care Facilities & Services (Continued)
UnitedHealth Group, Inc.,
3.75%, 7/15/25	$50,000	$49,314
1.25%, 1/15/26(f)	40,000	36,847
3.85%, 6/15/28(f)	130,000	126,962
3.88%, 12/15/28	110,000	107,186
4.00%, 5/15/29	160,000	156,889
2.00%, 5/15/30	40,000	34,136
2.30%, 5/15/31	30,000	25,807
4.20%, 5/15/32	110,000	108,432
2.75%, 5/15/40	260,000	201,579
2.90%, 5/15/50	100,000	73,101
3.25%, 5/15/51	708,000	553,944
3.13%, 5/15/60	111,000	80,659
		6,919,755
Household Products – 0.1%
GSK Consumer Healthcare Capital U.S. LLC, 3.38%, 3/24/29	480,000	442,753
Kimberly-Clark Corp., 3.10%, 3/26/30	30,000	27,766
Procter & Gamble (The) Co.,
2.80%, 3/25/27	20,000	19,023
3.00%, 3/25/30	60,000	56,128
		545,670
Institutional Financial Services – 1.6%
Bank of New York Mellon (The) Corp., 1.60%, 4/24/25	60,000	56,157
Goldman Sachs Group (The), Inc.,
3.63%, 2/20/24	120,000	118,302
3.85%, 7/08/24	30,000	29,574
(SOFR + 0.51%), 0.66%, 9/10/24(h)	561,000	544,369
3.50%, 4/01/25	432,000	419,352
3.50%, 11/16/26	570,000	547,485
(SOFR + 1.85%), 3.62%, 3/15/28(h)	60,000	57,137
(3M USD LIBOR + 1.16%), 3.81%, 4/23/29(h)	400,000	377,755
(3M USD LIBOR + 1.30%), 4.22%, 5/01/29(h)	960,000	925,691
(SOFR + 1.09%), 1.99%, 1/27/32(h)	524,000	419,415
(SOFR + 1.28%), 2.62%, 4/22/32(h)	319,000	266,543
(SOFR + 1.25%), 2.38%, 7/21/32(h)	240,000	196,511
(SOFR + 1.26%), 2.65%, 10/21/32(h)	448,000	369,553
(SOFR + 1.41%), 3.10%, 2/24/33(h)	1,030,000	882,671
	Par(a)	Value
Institutional Financial Services (Continued)
Goldman Sachs Group (The), Inc.,
(SOFR + 1.51%), 3.21%, 4/22/42(h)	$80,000	$62,725
(SOFR + 1.47%), 2.91%, 7/21/42(h)	160,000	119,558
5.15%, 5/22/45	410,000	405,914
4.75%, 10/21/45	230,000	222,440
Intercontinental Exchange, Inc.,
4.60%, 3/15/33	100,000	99,212
4.95%, 6/15/52	30,000	29,554
Morgan Stanley,
(SOFR + 0.62%), 0.73%, 4/05/24(h)	1,602,000	1,588,114
(SOFR + 1.99%), 2.19%, 4/28/26(h)	460,000	432,291
(SOFR + 0.88%), 1.59%, 5/04/27(h)	130,000	116,741
(3M USD LIBOR + 1.34%), 3.59%, 7/22/28(h)	172,000	162,709
(3M USD LIBOR + 1.14%), 3.77%, 1/24/29(h)	300,000	285,152
(SOFR + 1.73%), 5.12%, 2/01/29(h)	245,000	247,730
(3M USD LIBOR + 1.63%), 4.43%, 1/23/30(h)	10,000	9,745
(SOFR + 1.14%), 2.70%, 1/22/31(h)	1,273,000	1,104,676
(SOFR + 3.12%), 3.62%, 4/01/31(h)	510,000	469,108
(SOFR + 1.03%), 1.79%, 2/13/32(h)	113,000	89,397
(SOFR + 1.02%), 1.93%, 4/28/32(h)	63,000	50,046
(SOFR + 1.18%), 2.24%, 7/21/32(h)	673,000	547,398
(SOFR + 1.20%), 2.51%, 10/20/32(h)	822,000	678,854
(SOFR + 1.29%), 2.94%, 1/21/33(h)	150,000	128,103
(SOFR + 2.08%), 4.89%, 7/20/33(h)	32,000	31,696
(SOFR + 2.56%), 6.34%, 10/18/33(f)(h)	509,000	559,540
		12,651,218
Insurance – 0.1%
American International Group, Inc., 2.50%, 6/30/25(f)	40,000	38,065
Aon Corp., 4.50%, 12/15/28	99,000	97,923
Berkshire Hathaway Finance Corp., 4.25%, 1/15/49	150,000	141,341

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Insurance (Continued)
Guardian Life Global Funding, 1.10%, 6/23/25(b)	$50,000	$45,724
Marsh & McLennan Cos., Inc., 2.25%, 11/15/30	176,000	148,793
MetLife, Inc., 6.40%, 12/15/36	100,000	101,862
New York Life Global Funding, 0.95%, 6/24/25(b)	80,000	73,237
Principal Life Global Funding II, 1.25%, 6/23/25(b)	40,000	36,696
Teachers Insurance & Annuity Association of America, 4.90%, 9/15/44(b)	80,000	77,857
		761,498
Internet Media & Services – 0.0%(e)
Alphabet, Inc.,
0.45%, 8/15/25	30,000	27,361
1.10%, 8/15/30	60,000	48,712
1.90%, 8/15/40	70,000	49,273
2.05%, 8/15/50	40,000	25,574

Meta Platforms, Inc., 4.45%, 8/15/52	199,000	173,786
		324,706
Leisure Facilities & Services – 0.2%
Las Vegas Sands Corp.,
3.20%, 8/08/24	100,000	96,238
2.90%, 6/25/25	380,000	355,791
McDonald's Corp.,
3.30%, 7/01/25	70,000	68,130
1.45%, 9/01/25	140,000	129,651
3.70%, 1/30/26	60,000	59,032
3.50%, 3/01/27	30,000	28,989
3.50%, 7/01/27	60,000	58,026
3.80%, 4/01/28	270,000	263,609
2.13%, 3/01/30	170,000	146,375
3.60%, 7/01/30	80,000	75,563
4.88%, 12/09/45	30,000	29,623
4.20%, 4/01/50	350,000	313,360
		1,624,387
Machinery – 0.0%(e)
Deere & Co.,
3.10%, 4/15/30	30,000	27,827
3.75%, 4/15/50(f)	200,000	181,829

Eaton Corp., 4.15%, 11/02/42	30,000	27,348
		237,004
	Par(a)	Value
Medical Equipment & Devices – 0.2%
Abbott Laboratories,
3.75%, 11/30/26	$390,000	$384,981
4.75%, 11/30/36	40,000	41,668
4.90%, 11/30/46	90,000	94,130

Agilent Technologies, Inc., 2.10%, 6/04/30	66,000	55,266
Baxter International, Inc., 1.92%, 2/01/27	79,000	71,305
Becton Dickinson and Co.,
3.36%, 6/06/24	87,000	85,260
4.69%, 12/15/44	15,000	14,257

GE HealthCare Technologies, Inc., 5.60%, 11/15/25(b)	260,000	264,286
Thermo Fisher Scientific, Inc.,
2.00%, 10/15/31	40,000	33,573
4.95%, 11/21/32(f)	95,000	99,663
		1,144,389
Metals & Mining – 0.0%(e)
Freeport-McMoRan, Inc., 5.45%, 3/15/43	80,000	77,720
Newmont Corp., 2.25%, 10/01/30(f)	80,000	66,747
		144,467
Oil & Gas Producers – 3.2%
Apache Corp.,
4.75%, 4/15/43	100,000	79,163
4.25%, 1/15/44	380,000	279,314
BP Capital Markets America, Inc.,
3.41%, 2/11/26	20,000	19,461
3.12%, 5/04/26	220,000	211,446
3.94%, 9/21/28(f)	110,000	107,945
3.63%, 4/06/30	80,000	76,193
1.75%, 8/10/30	200,000	166,511
3.00%, 2/24/50	190,000	138,719
Cameron LNG LLC,
2.90%, 7/15/31(b)	160,000	143,391
3.30%, 1/15/35(b)	807,000	704,531
3.40%, 1/15/38(b)	225,000	195,988
Cheniere Corpus Christi Holdings LLC,
5.88%, 3/31/25	233,000	235,245
5.13%, 6/30/27	282,000	284,124
2.74%, 12/31/39	98,000	80,319
Cheniere Energy Partners L.P.,
4.50%, 10/01/29	180,000	168,862
3.25%, 1/31/32(f)	620,000	517,595

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Oil & Gas Producers (Continued)
Chevron Corp.,
1.55%, 5/11/25	$130,000	$122,362
2.00%, 5/11/27	40,000	36,697
3.08%, 5/11/50	230,000	179,219

Chevron USA, Inc., 3.85%, 1/15/28	240,000	237,141
Continental Resources, Inc.,
3.80%, 6/01/24	130,000	127,415
4.38%, 1/15/28	360,000	342,530
5.75%, 1/15/31(b)	20,000	19,637
4.90%, 6/01/44	710,000	570,126
Coterra Energy, Inc.,
3.90%, 5/15/27	280,000	268,746
4.38%, 3/15/29	850,000	815,645
Devon Energy Corp.,
5.85%, 12/15/25	120,000	123,136
5.25%, 10/15/27	61,000	61,461
5.88%, 6/15/28	8,000	8,198
4.50%, 1/15/30	112,000	108,275
5.60%, 7/15/41	405,000	401,364
4.75%, 5/15/42	440,000	394,396
5.00%, 6/15/45	150,000	137,723
Diamondback Energy, Inc.,
3.25%, 12/01/26	645,000	610,188
3.50%, 12/01/29	1,738,000	1,584,881
3.13%, 3/24/31	80,000	69,834
4.40%, 3/24/51	375,000	311,063
Energy Transfer L.P.,
3.90%, 5/15/24	102,000	100,246
2.90%, 5/15/25	200,000	190,805
5.95%, 12/01/25	160,000	163,597
5.50%, 6/01/27	130,000	131,961
4.95%, 6/15/28	20,000	19,886
5.25%, 4/15/29	60,000	60,561
3.75%, 5/15/30	430,000	394,094
4.95%, 1/15/43	107,000	92,744
5.15%, 2/01/43	100,000	89,520
5.30%, 4/01/44	160,000	146,802
5.35%, 5/15/45	210,000	191,318
5.30%, 4/15/47	165,000	149,271
5.40%, 10/01/47	305,000	279,712
6.25%, 4/15/49	107,000	108,663
5.00%, 5/15/50	342,000	298,459
Enterprise Products Operating LLC,
4.15%, 10/16/28	270,000	263,651
3.13%, 7/31/29	297,000	271,204
2.80%, 1/31/30	300,000	265,898
7.55%, 4/15/38	10,000	11,764
5.95%, 2/01/41	49,000	52,371
	Par(a)	Value
Oil & Gas Producers (Continued)
Enterprise Products Operating LLC,
4.85%, 3/15/44	$80,000	$76,193
5.10%, 2/15/45	100,000	97,778
4.80%, 2/01/49	40,000	37,054
4.20%, 1/31/50	60,000	51,183
3.70%, 1/31/51	170,000	133,483
3.20%, 2/15/52	67,000	47,958
3.95%, 1/31/60	70,000	55,368
(3M USD LIBOR + 2.57%), 5.38%, 2/15/78(h)	50,000	41,825
EOG Resources, Inc.,
4.38%, 4/15/30	270,000	269,177
3.90%, 4/01/35	180,000	170,228
4.95%, 4/15/50	410,000	423,814
EQT Corp.,
5.70%, 4/01/28	70,000	70,827
7.00%, 2/01/30	150,000	159,542
Exxon Mobil Corp.,
2.99%, 3/19/25	300,000	291,676
3.04%, 3/01/26	70,000	67,486
2.44%, 8/16/29(f)	240,000	217,251
3.48%, 3/19/30	120,000	115,180
4.11%, 3/01/46	20,000	18,202
4.33%, 3/19/50	10,000	9,419
3.45%, 4/15/51	300,000	244,626
Kinder Morgan Energy Partners L.P.,
4.25%, 9/01/24	100,000	98,767
6.50%, 2/01/37	129,000	137,458
6.38%, 3/01/41	110,000	116,248
5.50%, 3/01/44	111,000	106,737
Kinder Morgan, Inc.,
4.30%, 6/01/25	90,000	89,030
4.30%, 3/01/28	350,000	343,081
5.20%, 6/01/33	95,000	94,666
5.55%, 6/01/45	210,000	204,638
5.05%, 2/15/46	40,000	36,488
5.20%, 3/01/48	60,000	55,827

Marathon Petroleum Corp., 4.50%, 4/01/48	35,000	29,705
MPLX L.P.,
4.00%, 3/15/28	200,000	192,037
4.80%, 2/15/29	30,000	29,732
4.50%, 4/15/38	90,000	81,757
5.20%, 3/01/47	60,000	55,362
5.20%, 12/01/47	100,000	91,312
4.70%, 4/15/48	210,000	181,206
5.50%, 2/15/49	90,000	85,888
NGPL PipeCo LLC,
4.88%, 8/15/27(b)	168,000	163,962

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Oil & Gas Producers (Continued)
NGPL PipeCo LLC,
3.25%, 7/15/31(b)	$368,000	$311,416

Northwest Pipeline LLC, 4.00%, 4/01/27	383,000	370,970
Occidental Petroleum Corp.,
6.95%, 7/01/24	94,000	95,704
5.55%, 3/15/26	160,000	161,608
3.00%, 2/15/27(f)	220,000	202,241
7.88%, 9/15/31	210,000	237,844
4.50%, 7/15/44	80,000	65,462
6.60%, 3/15/46	150,000	159,731
4.10%, 2/15/47	50,000	39,945
4.20%, 3/15/48	230,000	181,604
Pioneer Natural Resources Co.,
1.13%, 1/15/26	30,000	27,136
1.90%, 8/15/30(f)	150,000	123,047
2.15%, 1/15/31	380,000	315,112
Sabine Pass Liquefaction LLC,
5.63%, 3/01/25	931,000	939,302
5.88%, 6/30/26	260,000	265,867
5.90%, 9/15/37(b)	174,000	180,589

Southern Natural Gas Co. LLC, 8.00%, 3/01/32	80,000	90,341
Targa Resources Corp.,
5.20%, 7/01/27	260,000	261,414
4.95%, 4/15/52	60,000	51,375
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
5.00%, 1/15/28	121,000	118,016
4.00%, 1/15/32	300,000	261,962

Tennessee Gas Pipeline Co. LLC, 2.90%, 3/01/30(b)	210,000	183,065
Texas Eastern Transmission L.P.,
3.50%, 1/15/28(b)	226,000	211,454
7.00%, 7/15/32	15,000	17,303
Transcontinental Gas Pipe Line Co. LLC,
7.85%, 2/01/26	1,150,000	1,241,666
4.00%, 3/15/28	436,000	420,959
Western Midstream Operating L.P.,
3.35%, 2/01/25	50,000	47,750
4.65%, 7/01/26	90,000	86,625
Williams (The) Cos., Inc.,
4.90%, 1/15/45	440,000	404,485
5.10%, 9/15/45	140,000	132,412
		Par(a)	Value
Oil & Gas Producers (Continued)
Williams (The) Cos., Inc.,
4.85%, 3/01/48		$110,000	$100,086
3.50%, 10/15/51		109,000	80,481
			25,400,514
Oil, Gas Services & Equipment – 0.0%(e)
Halliburton Co., 3.80%, 11/15/25		3,000	2,946
Real Estate Investment Trusts – 0.7%
Alexandria Real Estate Equities, Inc., 2.95%, 3/15/34(f)		298,000	251,536
American Tower Corp.,
3.95%, 3/15/29		53,000	49,888
3.80%, 8/15/29		240,000	224,302
2.10%, 6/15/30		144,000	117,980
1.88%, 10/15/30		42,000	33,687
Crown Castle, Inc.,
3.10%, 11/15/29(f)		416,000	374,461
3.30%, 7/01/30		63,000	57,268
2.10%, 4/01/31		359,000	293,842
Digital Dutch Finco B.V.,
1.50%, 3/15/30	EUR	130,000	116,161
1.00%, 1/15/32		100,000	81,254
Equinix, Inc.,
3.20%, 11/18/29(f)		341,000	308,678
2.15%, 7/15/30		185,000	153,676
3.90%, 4/15/32		505,000	464,343
GLP Capital L.P./GLP Financing II, Inc.,
4.00%, 1/15/30		487,000	439,918
4.00%, 1/15/31		200,000	176,605
3.25%, 1/15/32		393,000	325,844

Kimco Realty OP LLC, 4.60%, 2/01/33		41,000	39,656
National Retail Properties, Inc.,
3.10%, 4/15/50		42,000	27,924
3.50%, 4/15/51		241,000	175,457
3.00%, 4/15/52		19,000	12,436

Prologis L.P., 1.75%, 2/01/31		375,000	306,631
Realty Income Corp., 3.25%, 1/15/31		74,000	66,746
VICI Properties L.P.,
4.75%, 2/15/28		184,000	178,172
4.95%, 2/15/30		529,000	511,569

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Real Estate Investment Trusts (Continued)

VICI Properties L.P./VICI Note Co., Inc., 4.25%, 12/01/26(b)	$409,000	$385,994
WP Carey, Inc., 2.40%, 2/01/31	160,000	134,159
		5,308,187
Retail - Consumer Staples – 0.1%
Costco Wholesale Corp.,
1.38%, 6/20/27	190,000	169,993
1.75%, 4/20/32	90,000	74,196

Target Corp., 2.25%, 4/15/25	110,000	104,857
Walmart, Inc.,
1.50%, 9/22/28	60,000	52,742
2.38%, 9/24/29	20,000	17,953
1.80%, 9/22/31	40,000	33,655
		453,396
Retail - Discretionary – 0.1%
Home Depot (The), Inc.,
2.50%, 4/15/27	60,000	56,141
3.90%, 12/06/28	10,000	9,871
2.70%, 4/15/30	80,000	72,092
3.30%, 4/15/40	160,000	135,513
3.90%, 6/15/47	20,000	17,692
3.35%, 4/15/50	210,000	168,324
Lowe's Cos., Inc.,
1.70%, 9/15/28(f)	180,000	155,161
4.50%, 4/15/30	357,000	353,136
2.80%, 9/15/41	121,000	87,762
		1,055,692
Semiconductors – 0.6%
Applied Materials, Inc., 1.75%, 6/01/30	210,000	176,319
Broadcom, Inc.,
4.15%, 11/15/30	312,000	291,044
2.45%, 2/15/31(b)	147,000	120,670
4.15%, 4/15/32(b)	104,000	94,883
3.42%, 4/15/33(b)	267,000	223,999
3.47%, 4/15/34(b)	422,000	349,892
3.14%, 11/15/35(b)	880,000	683,193
4.93%, 5/15/37(b)	185,000	169,805
Intel Corp.,
3.70%, 7/29/25	20,000	19,562
1.60%, 8/12/28	170,000	148,031
4.75%, 3/25/50	150,000	138,573
3.05%, 8/12/51(f)	80,000	55,356
KLA Corp.,
4.65%, 7/15/32	130,000	132,030
3.30%, 3/01/50	355,000	275,502
5.25%, 7/15/62	148,000	153,308
	Par(a)	Value
Semiconductors (Continued)

Lam Research Corp., 2.88%, 6/15/50(f)	$116,000	$83,659
NVIDIA Corp.,
3.50%, 4/01/40	250,000	217,218
3.50%, 4/01/50	334,000	273,823
3.70%, 4/01/60	150,000	121,827
QUALCOMM, Inc.,
5.40%, 5/20/33(f)	104,000	111,764
6.00%, 5/20/53	181,000	207,619
Texas Instruments, Inc.,
2.90%, 11/03/27(f)	390,000	370,965
1.75%, 5/04/30	70,000	59,523
3.88%, 3/15/39	200,000	187,119
		4,665,684
Software – 0.6%
Adobe, Inc., 2.30%, 2/01/30	200,000	176,570
Autodesk, Inc., 2.40%, 12/15/31	173,000	145,038
Microsoft Corp.,
3.30%, 2/06/27(f)	1,120,000	1,090,505
2.53%, 6/01/50	200,000	142,523
2.92%, 3/17/52	70,000	53,522
Oracle Corp.,
1.65%, 3/25/26	360,000	328,320
2.95%, 4/01/30	30,000	26,389
2.88%, 3/25/31	430,000	370,367
3.85%, 7/15/36	79,000	68,178
3.80%, 11/15/37	210,000	176,503
6.13%, 7/08/39	182,000	191,542
3.60%, 4/01/40	101,000	80,026
5.38%, 7/15/40	208,000	203,275
3.65%, 3/25/41	181,000	143,256
4.13%, 5/15/45	106,000	85,987
4.00%, 7/15/46	414,000	328,176
4.00%, 11/15/47	60,000	47,588
3.60%, 4/01/50	399,000	293,208
4.38%, 5/15/55	71,000	58,560
Salesforce, Inc.,
3.70%, 4/11/28	250,000	244,700
3.05%, 7/15/61(f)	65,000	44,835

ServiceNow, Inc., 1.40%, 9/01/30	243,000	192,054
VMware, Inc., 2.20%, 8/15/31	244,000	193,381
Workday, Inc.,
3.50%, 4/01/27	70,000	66,993
3.70%, 4/01/29	100,000	94,117
3.80%, 4/01/32	50,000	45,684
		4,891,297

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Specialty Finance – 0.3%
Air Lease Corp.,
3.38%, 7/01/25	$70,000	$66,930
5.30%, 2/01/28	160,000	159,735
American Express Co.,
3.38%, 5/03/24	170,000	167,074
2.50%, 7/30/24	410,000	396,159
4.20%, 11/06/25(f)	70,000	69,337
4.05%, 5/03/29	210,000	205,107
Capital One Financial Corp.,
(SOFR + 1.79%), 3.27%, 3/01/30(h)	139,000	123,145
(SOFR + 2.60%), 5.82%, 2/01/34(h)	95,000	95,736
Penske Truck Leasing Co. L.P./PTL Finance Corp.,
1.20%, 11/15/25(b)	116,000	103,837
1.70%, 6/15/26(b)(f)	241,000	214,430
5.88%, 11/15/27(b)	354,000	366,086
5.70%, 2/01/28(b)	196,000	200,956

USAA Capital Corp., 2.13%, 5/01/30(b)	150,000	127,617
		2,296,149
Steel – 0.0%(e)
Nucor Corp., 3.95%, 5/01/28	129,000	125,621
Technology Hardware – 0.3%
Apple, Inc.,
1.13%, 5/11/25(f)	260,000	242,140
2.45%, 8/04/26	100,000	94,265
2.90%, 9/12/27	460,000	436,634
2.40%, 8/20/50	165,000	111,285
2.80%, 2/08/61	70,000	47,997

Dell International LLC/EMC Corp., 3.45%, 12/15/51(b)	85,000	56,462
HP, Inc., 2.65%, 6/17/31	39,000	31,635
Juniper Networks, Inc., 2.00%, 12/10/30	70,000	55,519
Motorola Solutions, Inc.,
2.75%, 5/24/31	812,000	672,468
5.60%, 6/01/32	140,000	142,738
5.50%, 9/01/44	262,000	252,439

Seagate HDD Cayman, 4.09%, 6/01/29	70,000	62,039
		2,205,621
Technology Services – 0.5%
FactSet Research Systems, Inc., 3.45%, 3/01/32	237,000	208,392
	Par(a)	Value
Technology Services (Continued)
Global Payments, Inc.,
1.20%, 3/01/26	$455,000	$404,566
4.95%, 8/15/27	409,000	409,655
3.20%, 8/15/29	391,000	347,259
2.90%, 5/15/30	286,000	245,458
5.95%, 8/15/52	67,000	66,166

International Business Machines Corp., 3.00%, 5/15/24	410,000	400,445
Leidos, Inc., 2.30%, 2/15/31	432,000	348,143
Mastercard, Inc.,
3.35%, 3/26/30	120,000	113,504
3.85%, 3/26/50	380,000	345,089
Moody's Corp.,
3.25%, 1/15/28	100,000	94,438
4.88%, 12/17/48	41,000	39,295
3.10%, 11/29/61	167,000	113,336
PayPal Holdings, Inc.,
1.65%, 6/01/25	90,000	84,201
2.30%, 6/01/30	150,000	127,767
4.40%, 6/01/32(f)	70,000	68,695

S&P Global, Inc., 4.75%, 8/01/28(b)	133,000	134,942
Visa, Inc.,
3.15%, 12/14/25	230,000	223,339
4.30%, 12/14/45	170,000	164,721
		3,939,411
Telecommunications – 1.3%
AT&T, Inc.,
3.80%, 2/15/27	170,000	165,175
2.30%, 6/01/27	170,000	155,369
1.65%, 2/01/28	520,000	455,840
4.35%, 3/01/29	156,000	153,332
4.30%, 2/15/30(b)	105,000	102,511
2.25%, 2/01/32	30,000	24,497
2.55%, 12/01/33	421,000	340,409
4.50%, 5/15/35	76,000	72,236
5.35%, 9/01/40	50,000	50,532
3.50%, 6/01/41	211,000	169,395
5.55%, 8/15/41	40,000	41,062
4.80%, 6/15/44	22,000	20,548
3.30%, 2/01/52	40,000	29,339
3.50%, 9/15/53	451,000	332,813
3.55%, 9/15/55	386,000	282,429
3.80%, 12/01/57	148,000	112,518
3.65%, 9/15/59	255,000	186,943
3.50%, 2/01/61	113,000	81,182
T-Mobile USA, Inc.,
3.50%, 4/15/25(f)	230,000	223,340
3.75%, 4/15/27	20,000	19,237

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
		Par(a)	Value
Telecommunications (Continued)
T-Mobile USA, Inc.,
3.38%, 4/15/29		$269,000	$245,175
3.88%, 4/15/30		987,000	924,406
2.88%, 2/15/31		75,000	64,119
2.55%, 2/15/31		70,000	59,426
2.25%, 11/15/31		400,000	327,120
3.00%, 2/15/41		190,000	141,687
3.30%, 2/15/51		70,000	50,397
Verizon Communications, Inc.,
2.63%, 8/15/26		10,000	9,390
4.13%, 3/16/27		60,000	59,253
3.00%, 3/22/27		30,000	28,339
2.10%, 3/22/28		360,000	321,050
4.33%, 9/21/28		250,000	246,587
3.88%, 2/08/29		30,000	28,879
3.15%, 3/22/30		90,000	81,735
1.50%, 9/18/30		480,000	388,023
1.68%, 10/30/30		126,000	101,582
7.75%, 12/01/30		106,000	125,207
1.75%, 1/20/31		328,000	264,131
2.55%, 3/21/31		552,000	471,158
2.36%, 3/15/32		687,000	565,954
4.50%, 8/10/33		603,000	589,535
4.40%, 11/01/34		309,000	297,115
2.65%, 11/20/40		883,000	637,768
3.40%, 3/22/41		50,000	40,246
3.85%, 11/01/42		60,000	50,906
4.13%, 8/15/46		70,000	60,686
4.86%, 8/21/46		40,000	38,629
4.00%, 3/22/50		190,000	160,598
2.88%, 11/20/50		400,000	272,009
3.55%, 3/22/51		330,000	255,903
			9,925,720
Tobacco & Cannabis – 0.2%
Altria Group, Inc.,
2.35%, 5/06/25		30,000	28,491
4.40%, 2/14/26		172,000	171,280
2.20%, 6/15/27	EUR	100,000	99,566
4.80%, 2/14/29		80,000	79,133
3.13%, 6/15/31	EUR	205,000	189,402
2.45%, 2/04/32		180,000	140,639
5.80%, 2/14/39		70,000	67,445
3.40%, 2/04/41		354,000	248,990
5.95%, 2/14/49		255,000	241,000
6.20%, 2/14/59		24,000	23,737
Philip Morris International, Inc.,
5.13%, 11/17/27		333,000	340,337
2.10%, 5/01/30		70,000	58,595
		Par(a)	Value
Tobacco & Cannabis (Continued)
Philip Morris International, Inc.,
1.45%, 8/01/39	EUR	$200,000	$129,986
4.50%, 3/20/42		60,000	53,087
			1,871,688
Transportation & Logistics – 0.4%
American Airlines Pass Through Trust,
Series 2015-2, Class AA, 3.60%, 9/22/27		12,458	11,393
Series 2016-1, Class AA, 3.58%, 1/15/28		69,064	62,545
Series 2016-2, Class AA, 3.20%, 6/15/28(f)		21,585	19,229
Series 2016-3, Class AA, 3.00%, 10/15/28		106,878	93,827
Series 2017-1, Class AA, 3.65%, 2/15/29		19,078	17,422
Series 2019-1, Class AA, 3.15%, 2/15/32		64,832	56,398

Burlington Northern Santa Fe LLC, 3.30%, 9/15/51		189,000	148,686
CSX Corp.,
3.35%, 9/15/49		118,000	91,093
4.50%, 11/15/52		146,000	135,513
Delta Air Lines Pass Through Trust,
Series 2019-1, Class AA, 3.20%, 10/25/25		137,000	135,544
Series 2015-1, Class AA, 3.63%, 7/30/27		50,503	47,028
Delta Air Lines, Inc./SkyMiles IP Ltd.,
4.50%, 10/20/25(b)		201,652	199,245
4.75%, 10/20/28(b)		260,000	253,321
Norfolk Southern Corp.,
3.05%, 5/15/50		210,000	152,577
4.55%, 6/01/53		69,000	64,389
3.16%, 5/15/55		94,000	67,807
Union Pacific Corp.,
2.15%, 2/05/27		120,000	110,569
2.40%, 2/05/30		220,000	193,778
3.95%, 8/15/59		41,000	34,455
3.84%, 3/20/60		328,000	271,684
3.75%, 2/05/70		238,000	187,293
United Airlines Pass Through Trust,
Series 2020-1, Class B, 4.88%, 1/15/26		47,028	45,825
Series 2014-1, Class A, 4.00%, 4/11/26		82,410	76,697

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Transportation & Logistics (Continued)
United Airlines Pass Through Trust,
Series 2016-2, Class B, 3.65%, 4/07/27	$2,287	$2,118
Series 2020-1, Class A, 5.88%, 10/15/27	335,767	339,758
Series 2015-1, Class AA, 3.45%, 12/01/27	686	622
Series 2019-2, Class B, 3.50%, 5/01/28(f)	43,626	39,165
Series 2016-1, Class AA, 3.10%, 7/07/28	2,129	1,913
Series 2016-2, Class AA, 2.88%, 10/07/28	16,185	14,471
Series 2018-1, Class AA, 3.50%, 3/01/30	14,564	12,942
Series 2019-2, Class AA, 2.70%, 5/01/32	53,071	44,242
		2,931,549
Total Corporate Bonds (Cost $171,653,740)		158,621,639

Foreign Issuer Bonds – 6.4%
Argentina – 0.0%(e)
Genneia S.A., 8.75%, 9/02/27(b)	16,330	15,750
YPF S.A.,
7.00%, 9/30/33	15,526	11,916
7.00%, 12/15/47(b)	18,000	12,674
		40,340
Australia – 0.1%
BHP Billiton Finance USA Ltd., 5.00%, 9/30/43	160,000	165,558
Glencore Funding LLC,
4.13%, 3/12/24(b)	390,000	385,407
4.00%, 3/27/27(b)	160,000	154,840
3.88%, 10/27/27(b)	70,000	66,744
2.50%, 9/01/30(b)(f)	340,000	288,110
		1,060,659
Belgium – 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.,
3.65%, 2/01/26	300,000	293,163
4.70%, 2/01/36	89,000	88,204
4.90%, 2/01/46	200,000	195,216
Anheuser-Busch InBev Worldwide, Inc.,
4.00%, 4/13/28	140,000	137,530
4.75%, 1/23/29	537,000	545,534
3.50%, 6/01/30	50,000	47,158
4.35%, 6/01/40	130,000	120,383
	Par(a)	Value
Belgium (Continued)
Anheuser-Busch InBev Worldwide, Inc.,
4.60%, 4/15/48	$22,000	$20,813
5.55%, 1/23/49	260,000	278,857
		1,726,858
Brazil – 0.3%
Atento Luxco 1 S.A.,
8.00%, 2/10/26(b)	16,000	8,672
8.00%, 2/10/26	5,000	2,710

Gol Finance S.A., 7.00%, 1/31/25(b)	51,000	26,632
Klabin Austria GmbH, 3.20%, 1/12/31(b)(f)	200,000	163,613
Oi S.A., (100% Cash), 10.00%, 7/27/25(i)	26,000	2,613
Suzano Austria GmbH,
6.00%, 1/15/29	1,150,000	1,151,422
3.13%, 1/15/32	45,000	35,772
Vale Overseas Ltd.,
6.25%, 8/10/26(f)	760,000	790,742
6.88%, 11/21/36	300,000	328,526
		2,510,702
Canada – 0.4%
Air Canada Pass Through Trust, Series 2017-1, Class AA, 3.30%, 1/15/30(b)	13,853	12,122
Bank of Montreal,
1.85%, 5/01/25(f)	210,000	197,064
(5Y USD Swap Rate + 1.43%), 3.80%, 12/15/32(h)	40,000	36,621
Bank of Nova Scotia (The),
3.45%, 4/11/25	430,000	417,557
1.30%, 6/11/25(f)	120,000	110,805
(5Y US Treasury CMT + 2.05%), 4.59%, 5/04/37(h)	140,000	126,167

Barrick North America Finance LLC, 5.75%, 5/01/43	190,000	206,593
Canadian Pacific Railway Co.,
2.45%, 12/02/31(f)	670,000	578,597
3.00%, 12/02/41(f)	150,000	119,059
Rogers Communications, Inc.,
3.80%, 3/15/32(b)	406,000	365,451
4.55%, 3/15/52(b)	41,000	34,464
Royal Bank of Canada,
1.15%, 6/10/25	100,000	92,240
3.88%, 5/04/32(f)	340,000	318,695

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
		Par(a)	Value
Canada (Continued)
Toronto-Dominion Bank (The),
1.15%, 6/12/25		$110,000	$101,196
4.46%, 6/08/32		110,000	107,970
			2,824,601
Chile – 0.2%
Chile Government International Bond, 3.10%, 1/22/61		310,000	204,033
Corp. Nacional del Cobre de Chile,
3.63%, 8/01/27(b)		330,000	313,994
3.70%, 1/30/50(b)		660,000	509,103

Kenbourne Invest S.A., 6.88%, 11/26/24(b)		200,000	185,750
			1,212,880
China – 0.2%
NXP B.V./NXP Funding LLC/NXP USA, Inc.,
2.70%, 5/01/25		80,000	76,095
4.30%, 6/18/29		590,000	567,387
3.40%, 5/01/30		79,000	70,696
Prosus N.V.,
3.68%, 1/21/30(b)		600,000	519,000
4.03%, 8/03/50(b)		380,000	256,859

Sinopec Group Overseas Development 2014 Ltd., 4.38%, 4/10/24(b)		290,000	288,482
			1,778,519
Colombia – 0.4%
Avianca Midco 2 PLC, 9.00%, 12/01/28(b)		19,000	15,251
Colombia Government International Bond,
3.25%, 4/22/32		620,000	456,130
5.00%, 6/15/45		810,000	567,621
5.20%, 5/15/49		460,000	323,629
Colombian TES,
7.00%, 3/26/31	COP	78,500,000	12,499
13.25%, 2/09/33	COP	143,400,000	32,413
7.25%, 10/18/34	COP	137,000,000	20,546
Ecopetrol S.A.,
4.13%, 1/16/25		37,000	35,843
6.88%, 4/29/30		241,000	225,872
8.88%, 1/13/33		32,000	32,822
5.88%, 5/28/45		1,220,000	872,750
	Par(a)	Value
Colombia (Continued)

Grupo Aval Ltd., 4.38%, 2/04/30(b)	$200,000	$165,780
Promigas S.A. ESP/Gases del Pacifico SAC, 3.75%, 10/16/29	200,000	166,830
		2,927,986
Denmark – 0.0%(e)
Danske Bank A/S, (1Y US Treasury CMT + 1.00%), 1.23%, 6/22/24(b)(f)(h)	200,000	189,887
France – 0.3%
BNP Paribas S.A.,
(3M USD LIBOR + 2.24%), 4.71%, 1/10/25(b)(h)	200,000	198,721
(SOFR + 2.07%), 2.22%, 6/09/26(b)(h)	600,000	559,378
(1Y US Treasury CMT + 1.45%), 5.13%, 1/13/29(b)(h)	825,000	831,880
(3M USD LIBOR + 2.57%), 5.20%, 1/10/30(b)(h)	300,000	296,722
(SOFR + 1.51%), 3.05%, 1/13/31(b)(h)	200,000	173,577

BPCE S.A., (SOFR + 2.10%), 5.98%, 1/18/27(b)(h)	315,000	318,995
Credit Agricole S.A., (SOFR + 1.68%), 1.91%, 6/16/26(b)(h)	250,000	230,872
Danone S.A., 2.95%, 11/02/26(b)	200,000	189,174
		2,799,319
Germany – 0.0%(e)
Deutsche Bank A.G., (SOFR + 3.18%), 6.72%, 1/18/29(h)	150,000	157,835
Hungary – 0.0%(e)
Hungary Government International Bond, 6.13%, 5/22/28(b)	200,000	206,783
India – 0.1%
Export-Import Bank of India, 3.38%, 8/05/26(b)	200,000	187,408
Reliance Industries Ltd.,
2.88%, 1/12/32(b)	250,000	208,008
3.63%, 1/12/52(b)	450,000	325,506
		720,922
Indonesia – 0.2%
Indonesia Government International Bond,
2.85%, 2/14/30	200,000	179,991

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
		Par(a)	Value
Indonesia (Continued)
Indonesia Government International Bond,
3.05%, 3/12/51		$222,000	$165,992

Pertamina Persero PT, 6.00%, 5/03/42(b)		280,000	278,655
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 5.45%, 5/21/28(b)		770,000	777,546
			1,402,184
Ireland – 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
2.45%, 10/29/26		550,000	494,781
3.00%, 10/29/28		400,000	352,617
3.30%, 1/30/32		150,000	125,941
			973,339
Israel – 0.1%
Israel Government International Bond,
2.75%, 7/03/30		500,000	454,251
4.50%, 4/03/20(j)		220,000	190,341
			644,592
Japan – 0.2%
Mitsubishi UFJ Financial Group, Inc., (1Y US Treasury CMT + 1.13%), 3.84%, 4/17/26(h)		200,000	194,507
Nissan Motor Co. Ltd., 4.81%, 9/17/30(b)		338,000	305,536
Nomura Holdings, Inc., 2.61%, 7/14/31		293,000	237,449
Takeda Pharmaceutical Co. Ltd.,
5.00%, 11/26/28		403,000	409,477
2.00%, 7/09/40	EUR	110,000	88,502
			1,235,471
Kazakhstan – 0.1%
Kazakhstan Government International Bond, 4.88%, 10/14/44		600,000	547,842
KazMunayGas National Co. JSC, 6.38%, 10/24/48(b)		420,000	359,100
			906,942
Kuwait – 0.1%
Equate Petrochemical B.V.,
4.25%, 11/03/26(b)		210,000	204,288
2.63%, 4/28/28(b)		450,000	400,500
			604,788
		Par(a)	Value
Macau – 0.3%
Sands China Ltd.,
5.63%, 8/08/25		$300,000	$298,228
4.30%, 1/08/26(f)		1,000,000	948,548
4.88%, 6/18/30(f)		900,000	819,910
			2,066,686
Mexico – 0.8%
Banco Mercantil del Norte S.A., (10Y US Treasury CMT + 5.03%), 6.63%, 1/24/32(h)(k)		200,000	176,561
Comision Federal de Electricidad, 3.88%, 7/26/33(b)		720,000	568,898
Grupo Posadas S.A.B. de C.V., 4.00%, 12/30/27(i)		13,234	10,499
Mexican Bonos,
5.75%, 3/05/26	MXN	4,550,000	219,130
7.50%, 6/03/27	MXN	1,500,000	75,805
8.50%, 5/31/29	MXN	1,620,000	85,344
8.50%, 11/18/38	MXN	2,100,000	109,181
Mexico Government International Bond,
2.66%, 5/24/31(f)		368,000	308,463
4.75%, 3/08/44		1,750,000	1,497,668
4.50%, 1/31/50(f)		420,000	338,981
4.40%, 2/12/52		930,000	725,430
Orbia Advance Corp. S.A.B. de C.V.,
1.88%, 5/11/26(b)		280,000	247,885
2.88%, 5/11/31(b)		270,000	217,847
Petroleos Mexicanos,
7.19%, 9/12/24	MXN	403,000	19,872
6.88%, 8/04/26		11,000	10,779
8.75%, 6/02/29(f)		66,000	64,276
6.70%, 2/16/32		15,000	12,451
10.00%, 2/07/33(b)		50,000	48,850
5.63%, 1/23/46		620,000	393,502

Southern Copper Corp., 5.25%, 11/08/42		870,000	857,389
			5,988,811
Morocco – 0.0%(e)
OCP S.A., 4.50%, 10/22/25(b)		200,000	194,497
Netherlands – 0.2%
Cooperatieve Rabobank U.A.,
4.38%, 8/04/25		440,000	431,562
(1Y US Treasury CMT + 1.22%), 3.65%, 4/06/28(b)(h)		250,000	237,052

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
		Par(a)	Value
Netherlands (Continued)
Cooperatieve Rabobank U.A.,
(1Y US Treasury CMT + 1.42%), 3.76%, 4/06/33(b)(h)		$250,000	$223,973
Shell International Finance B.V.,
2.88%, 5/10/26		140,000	133,580
3.88%, 11/13/28		33,000	32,451
2.38%, 11/07/29		200,000	179,126
2.75%, 4/06/30		150,000	136,762
4.38%, 5/11/45		150,000	141,281
4.00%, 5/10/46		80,000	71,209
3.25%, 4/06/50		420,000	328,554
			1,915,550
Panama – 0.1%
Panama Government International Bond,
3.88%, 3/17/28		200,000	190,736
6.70%, 1/26/36		690,000	744,859
4.50%, 4/01/56		247,000	187,808
			1,123,403
Peru – 0.1%
Peruvian Government International Bond,
4.13%, 8/25/27(f)		137,000	133,170
5.63%, 11/18/50		110,000	111,496
3.55%, 3/10/51(f)		220,000	161,696
3.60%, 1/15/72(f)		120,000	80,677
Petroleos del Peru S.A.,
4.75%, 6/19/32(b)		700,000	533,750
5.63%, 6/19/47(b)		200,000	133,428
			1,154,217
Philippines – 0.0%(e)
Philippine Government International Bond, 3.20%, 7/06/46		267,000	199,715
Romania – 0.0%(e)
Romanian Government International Bond,
2.13%, 3/07/28	EUR	23,000	21,499
2.88%, 5/26/28	EUR	13,000	12,582
			34,081
Russia – 0.0%(e)
Lukoil Capital DAC, 3.60%, 10/26/31(b)(l)		470,000	334,052
Russian Federal Bond - OFZ, 6.10%, 7/18/35(m)	RUB	6,245,000	16,900
			350,952
		Par(a)	Value
South Africa – 0.2%
Anglo American Capital PLC,
4.00%, 9/11/27(b)		$400,000	$385,568
3.88%, 3/16/29(b)		444,000	413,522
5.63%, 4/01/30(b)		525,000	541,342

Republic of South Africa Government Bond, 8.00%, 1/31/30	ZAR	1,965,000	103,603
			1,444,035
Spain – 0.1%
Banco Santander S.A., 2.75%, 5/28/25		800,000	754,312
Telefonica Emisiones S.A., 4.10%, 3/08/27		150,000	145,566
			899,878
Switzerland – 0.6%
Credit Suisse A.G.,
7.95%, 1/09/25		870,000	891,188
2.95%, 4/09/25		250,000	230,836
5.00%, 7/09/27(f)		250,000	237,134
7.50%, 2/15/28		480,000	503,652
Credit Suisse Group A.G.,
(SOFR + 1.56%), 2.59%, 9/11/25(b)(h)		250,000	228,623
(SOFR + 3.73%), 4.19%, 4/01/31(b)(h)		250,000	211,795
(SOFR + 1.73%), 3.09%, 5/14/32(b)(h)		500,000	378,003
(SOFR + 5.02%), 9.02%, 11/15/33(b)(h)		650,000	730,061
UBS Group A.G.,
(1Y US Treasury CMT + 1.55%), 4.49%, 5/12/26(b)(h)		250,000	246,283
4.25%, 3/23/28(b)		770,000	741,423
(1Y US Treasury CMT + 1.10%), 2.75%, 2/11/33(b)(h)		200,000	164,584
			4,563,582
Taiwan – 0.1%
TSMC Arizona Corp., 2.50%, 10/25/31		1,020,000	875,695
United Arab Emirates – 0.1%
DP World Ltd., 5.63%, 9/25/48(b)		700,000	697,771
United Kingdom – 0.6%
BAE Systems PLC, 3.40%, 4/15/30(b)		271,000	248,431

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
United Kingdom (Continued)
Barclays PLC,
(1Y US Treasury CMT + 2.30%), 5.30%, 8/09/26(h)	$400,000	$400,026
(3M USD LIBOR + 1.90%), 4.97%, 5/16/29(h)	200,000	195,093
(3M USD LIBOR + 3.05%), 5.09%, 6/20/30(h)	200,000	191,852
(1Y US Treasury CMT + 3.00%), 5.75%, 8/09/33(h)	200,000	201,421
BAT Capital Corp.,
3.56%, 8/15/27	420,000	391,919
2.26%, 3/25/28	100,000	85,983
4.54%, 8/15/47	190,000	144,751
5.28%, 4/02/50	38,000	31,950
HSBC Holdings PLC,
(SOFR + 1.93%), 2.10%, 6/04/26(h)	200,000	185,363
(3M USD LIBOR + 1.55%), 4.04%, 3/13/28(h)	240,000	230,085
(3M USD LIBOR + 1.53%), 4.58%, 6/19/29(h)	638,000	618,157
(3M USD LIBOR + 1.61%), 3.97%, 5/22/30(h)	350,000	322,771

Lloyds Banking Group PLC, 4.38%, 3/22/28	290,000	281,474
Nationwide Building Society, (3M USD LIBOR + 1.39%), 4.36%, 8/01/24(b)(h)	200,000	198,199
Natwest Group PLC,
(3M USD LIBOR + 1.76%), 4.27%, 3/22/25(h)	400,000	394,839
(3M USD LIBOR + 1.91%), 5.08%, 1/27/30(h)	200,000	197,521

RELX Capital, Inc., 3.00%, 5/22/30	33,000	29,308
Reynolds American, Inc., 5.85%, 8/15/45	108,000	98,686
		4,447,829
Uruguay – 0.2%
Uruguay Government International Bond,
4.38%, 1/23/31	170,000	169,498
5.75%, 10/28/34(f)	480,000	530,970
5.10%, 6/18/50(f)	617,641	623,150
		1,323,618
Total Foreign Issuer Bonds (Cost $56,951,494)		51,204,927
	Par(a)	Value

Mortgage-Backed Securities – 30.8%
Commercial Mortgage-Backed Securities – 2.1%
245 Park Avenue Trust, Series 2017-245P, Class E, 3.66%, 6/05/37(b)(d)	$740,000	$551,560
AREIT Trust, Series 2022-CRE6, Class A, (30D Average SOFR + 1.25%, 1.25% Floor), 5.56%, 1/16/37(b)(c)	786,819	746,317
BANK,
Series 2017-BNK5, Class A4, 3.13%, 6/15/60	330,000	308,993
Series 2017-BNK7, Class A5, 3.44%, 9/15/60	100,000	94,546
Series 2019-BN19, Class C, 4.03%, 8/15/61(d)	280,000	213,402
Series 2018-BN13, Class A5, 4.22%, 8/15/61	480,000	468,916

Bayview Commercial Asset Trust, Series 2006-1A, Class A1, (1M USD LIBOR + 0.41%), 4.91%, 4/25/36(b)(c)	261,678	236,505
Benchmark Mortgage Trust,
Series 2020-IG1, Class AS, 2.91%, 9/15/43	720,000	597,672
Series 2018-B2, Class A5, 3.88%, 2/15/51	390,000	375,660
Series 2019-B9, Class XA, 1.03%, 3/15/52(d)	1,737,758	81,980
Series 2021-B25, Class XA, 1.10%, 4/15/54(d)	6,724,050	422,546
Series 2021-B27, Class XA, 1.27%, 7/15/54(d)	5,239,900	378,286
Series 2019-B10, Class A4, 3.72%, 3/15/62	500,000	473,537

BHMS, Series 2018-ATLS, Class A, (1M USD LIBOR + 1.25%, 1.25% Floor), 5.71%, 7/15/35(b)(c)	190,000	185,122
BX Commercial Mortgage Trust,
Series 2021-SOAR, Class A, (1M USD LIBOR + 0.67%, 0.67% Floor), 5.13%, 6/15/38(b)(c)	664,963	648,538

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Commercial Mortgage-Backed Securities (Continued)
BX Commercial Mortgage Trust,
Series 2021-XL2, Class A, (1M USD LIBOR + 0.69%, 0.69% Floor), 5.15%, 10/15/38(b)(c)	$982,318	$954,963

BXP Trust, Series 2017-GM, Class D, 3.42%, 6/13/39(b)(d)	370,000	306,413
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class D, (1M USD LIBOR + 1.75%, 1.75% Floor), 6.21%, 12/15/37(b)(c)	100,000	98,337
CFK Trust, Series 2019-FAX, Class D, 4.64%, 1/15/39(b)(d)	100,000	87,064
Citigroup Commercial Mortgage Trust,
Series 2019-SMRT, Class D, 4.74%, 1/10/36(b)(d)	500,000	485,774
Series 2019-SMRT, Class E, 4.74%, 1/10/36(b)(d)	500,000	481,904
Series 2014-GC23, Class B, 4.18%, 7/10/47	240,000	229,227
Series 2016-P6, Class A4, 3.46%, 12/10/49	88,681	84,462
Series 2017-C4, Class A4, 3.47%, 10/12/50	420,000	395,456

Commercial Mortgage Trust, Series 2020-CX, Class A, 2.17%, 11/10/46(b)	290,000	236,941
CSMC, Series 2022-NWPT, Class A, (1M CME Term SOFR + 3.14%, 3.14% Floor), 7.62%, 9/09/24(b)(c)	100,000	99,113
CSMC OA LLC, Series 2014-USA, Class B, 4.18%, 9/15/37(b)	530,000	457,072
DBGS Mortgage Trust, Series 2019-1735, Class X, 0.29%, 4/10/37(b)(d)	13,945,000	190,547
GS Mortgage Securities Corp. Trust,
Series 2021-ROSS, Class A, (1M USD LIBOR + 1.15%, 1.15% Floor), 5.61%, 5/15/26(b)(c)	700,000	659,344
	Par(a)	Value
Commercial Mortgage-Backed Securities (Continued)
GS Mortgage Securities Corp. Trust,
Series 2020-DUNE, Class A, (1M USD LIBOR + 1.10%, 1.10% Floor), 5.56%, 12/15/36(b)(c)	$960,000	$943,928

GS Mortgage Securities Trust, Series 2017-GS8, Class A4, 3.47%, 11/10/50	240,000	226,191
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2022-NXSS, Class A, (1M CME Term SOFR + 2.18%, 2.18% Floor), 6.66%, 8/15/39(b)(c)	120,000	119,962
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2020-MKST, Class D, (1M USD LIBOR + 1.75%, 1.50% Floor), 6.21%, 12/15/36(b)(c)	710,000	608,807
Series 2017-JP6, Class A5, 3.49%, 7/15/50	235,000	221,888

LSTAR Commercial Mortgage Trust, Series 2015-3, Class AS, 3.14%, 4/20/48(b)(d)	47,138	45,367
Morgan Stanley Capital I Trust,
Series 2019-BPR, Class A, (1M USD LIBOR + 1.65%, 1.40% Floor), 6.11%, 5/15/36(b)(c)	359,483	345,662
Series 2019-L2, Class XA, 1.00%, 3/15/52(d)	2,506,701	119,273

OPG Trust, Series 2021-PORT, Class A, (1M USD LIBOR + 0.48%, 0.48% Floor), 4.94%, 10/15/36(b)(c)	575,714	556,639
PFP Ltd., Series 2022-9, Class A, (1M CME Term SOFR + 2.27%, 2.27% Floor), 6.75%, 8/19/35(b)(c)	120,000	119,759
SFO Commercial Mortgage Trust, Series 2021-555, Class A, (1M USD LIBOR + 1.15%, 1.15% Floor), 5.61%, 5/15/38(b)(c)	200,000	183,243

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Commercial Mortgage-Backed Securities (Continued)

SMRT, Series 2022-MINI, Class A, (1M CME Term SOFR + 1.00%, 1.00% Floor), 5.48%, 1/15/39(b)(c)	$310,000	$302,625
Soho Trust, Series 2021-SOHO, Class A, 2.70%, 8/10/38(b)(d)	846,000	682,297
SREIT Trust, Series 2021-MFP, Class A, (1M USD LIBOR + 0.73%, 0.73% Floor), 5.19%, 11/15/38(b)(c)	800,000	780,247
VASA Trust, Series 2021-VASA, Class A, (1M USD LIBOR + 0.90%, 0.90% Floor), 5.36%, 7/15/39(b)(c)	410,000	381,382
Wells Fargo Commercial Mortgage Trust,
Series 2016-BNK1, Class B, 2.97%, 8/15/49	300,000	250,464
Series 2017-C38, Class A5, 3.45%, 7/15/50	315,000	297,414
		16,735,345
Federal Home Loan Mortgage Corporation – 6.3%
Multiclass Certificates, Series 2020-RR07, Class BX, 2.61%, 10/27/28	4,160,000	464,598
Multifamily Structured Pass Through Certificates,
Series K736, Class X1, 1.29%, 7/25/26(d)	968,233	35,120
Series K095, Class XAM, 1.24%, 6/25/29(d)	500,000	33,473
Series K-1517, Class X1, 1.32%, 7/25/35(d)	234,850	24,982
Pool,
3.50%, 1/01/34 - 4/01/52	775,012	747,835
2.00%, 9/01/35 - 2/01/52	13,021,740	11,137,054
1.50%, 4/01/36 - 10/01/50	767,851	651,834
5/01/36 - 1/01/53(n)	3,729,053	3,471,859
3.00%, 9/01/37 - 8/01/52	9,628,525	8,890,264
4.00%, 1/01/45 - 6/01/52	2,082,789	2,051,347
(1Y USD LIBOR + 1.62%, 1.62% Floor, 7.88% Cap), 2.88%, 11/01/47(c)	181,869	176,174
(1Y USD LIBOR + 1.63%, 1.63% Floor, 8.01% Cap), 3.01%, 11/01/48(c)	657,979	629,342
	Par(a)	Value
Federal Home Loan Mortgage Corporation (Continued)
Pool,
4.50%, 1/01/49 - 8/01/52	$1,648,584	$1,669,225
5.00%, 11/01/49 - 1/01/53	365,715	368,960
(1Y USD LIBOR + 1.62%, 1.62% Floor, 8.10% Cap), 3.10%, 2/01/50(c)	321,744	311,116
2.50%, 7/01/50 - 4/01/52	18,944,970	16,828,117
6.00%, 12/01/52	200,000	206,250
Real Estate Mortgage Investment Conduits,
Series 2019-RR01, Class X, 1.53%, 6/25/28	2,500,000	167,802
Series 4391, Class MZ, 3.00%, 9/15/44	256,725	231,631
Series 5100, Class MI, 3.50%, 9/25/48	156,288	27,515
Series 5148, Class BI, 2.50%, 1/25/49	832,301	112,498
Series 5140, Class NI, 2.50%, 5/25/49	365,898	48,308
Series 5148, Class CI, 2.00%, 6/25/49	466,382	51,490
Series 4940, Class PI, 4.00%, 7/25/49	33,104	5,099
Series 4995, Class BI, 4.50%, 6/25/50	38,386	7,913
Series 5010, Class IK, 2.50%, 9/25/50	69,099	10,153
Series 5010, Class JI, 2.50%, 9/25/50	327,888	51,667
Series 5013, Class IN, 2.50%, 9/25/50	83,643	12,815
Series 5129, Class IO, 3.00%, 9/25/50	100,249	14,807
Series 5014, Class DI, 4.00%, 9/25/50	46,685	9,072
Series 5018, Class MI, 2.00%, 10/25/50	259,226	34,976
Series 5022, Class KI, 3.00%, 10/25/50	342,881	55,094
Series 5018, Class CI, 4.50%, 10/25/50	41,659	8,758
Series 5040, Class IB, 2.50%, 11/25/50	74,078	10,883
Series 5052, Class KI, 4.00%, 12/25/50	136,208	26,247
Series 5059, Class IB, 2.50%, 1/25/51	349,309	55,356
Series 5069, Class MI, 2.50%, 2/25/51	79,134	11,727
Series 5081, Class PI, 3.00%, 3/25/51	204,644	32,545
Series 5127, Class AI, 3.00%, 6/25/51	168,352	27,154

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Federal Home Loan Mortgage Corporation (Continued)
Real Estate Mortgage Investment Conduits,
Series 5112, Class KI, 3.50%, 6/25/51	$440,229	$77,397
Series 5139, Class IG, 3.00%, 9/25/51	290,844	42,478
Series 5142, Class IP, 3.00%, 9/25/51	77,775	12,403
Series 5142, Class PI, 3.00%, 9/25/51	81,855	12,685
Series 5145, Class HI, 3.00%, 9/25/51	79,927	12,026
Series 5155, Class JI, 3.00%, 10/25/51	79,760	11,971
Series 5155, Class NI, 3.00%, 10/25/51	164,184	22,040
Series 5152, Class EI, 3.50%, 10/25/51	249,834	44,669
Series 5167, Class MI, 3.00%, 11/25/51	86,264	11,035
Series 5164, Class IB, 3.00%, 11/25/51	76,975	11,761
Series 5230, Class PE, 2.00%, 12/25/51	300,000	242,399
Series 5196, Class DI, 3.00%, 2/25/52	196,232	30,541
Series 5224, Class HL, 4.00%, 4/25/52	500,000	469,077
Strips,
Series 334, Class S7, (6.10% - 1M USD LIBOR, 6.10% Cap), 1.64%, 8/15/44(c)	21,722	2,542
Series 389, Class C35, 2.00%, 6/15/52	647,672	83,200
		49,797,284
Federal Home Loan Mortgage Corporation Gold – 0.5%
Pool,
3.00%, 10/01/32 - 12/01/32	595,213	577,269
3.50%, 6/01/46 - 4/01/49	2,445,893	2,357,387
4.50%, 4/01/47 - 4/01/49	610,274	617,553
4.00%, 6/01/48	694,715	686,627
5.00%, 11/01/48	31,456	32,119
		4,270,955
Federal National Mortgage Association – 9.9%
Alternative Credit Enhancement Securities,
Series 2019-M6, Class A2, 3.45%, 1/01/29	57,323	55,790
	Par(a)	Value
Federal National Mortgage Association (Continued)
Alternative Credit Enhancement Securities,
Series 2019-M23, Class 3A3, 2.72%, 10/25/31	$91,723	$81,835
Series 2020-M36, Class X1, 1.50%, 9/25/34(d)	553,081	44,185
Series 2013-M6, Class 1AC, 3.35%, 2/25/43(d)	48,943	46,757
Interest Strip,
Series 409, Class C18, 4.00%, 4/25/42	8,324	1,558
Series 427, Class C71, 3.00%, 10/25/49	488,444	77,549
Series 427, Class C77, 2.50%, 9/25/51	589,768	87,518
Series 427, Class C19, 2.00%, 1/25/52	213,133	28,122
Series 426, Class C38, 2.00%, 3/25/52	275,770	36,388
Pool,
3.00%, 9/01/28 - 12/01/54	10,855,235	10,132,598
3.16%, 5/01/29	57,067	54,123
2.93%, 6/01/30	19,013	17,806
2.15%, 2/01/32(d)	19,923	17,134
3.84%, 7/01/32	100,000	98,359
3.89%, 7/01/32	200,000	195,239
4.06%, 7/01/32	100,000	98,952
3.90%, 10/01/32	400,000	395,323
4.41%, 10/01/32 - 12/01/32	199,685	203,809
4.26%, 11/01/32	100,000	101,813
4.37%, 11/01/32	100,000	102,707
4.52%, 11/01/32	100,000	103,096
2.50%, 12/01/33 - 9/01/61	23,742,815	21,212,855
3.50%, 1/01/34 - 5/01/52	5,525,670	5,290,454
9/01/35 - 2/01/53(n)	2,586,424	2,361,473
2.00%, 9/01/35 - 3/01/52	17,786,007	15,181,258
1.50%, 3/01/36 - 3/01/51	5,172,424	4,287,516
6.00%, 7/01/41 - 1/01/53	128,266	133,442
4.50%, 11/01/43 - 1/01/59	4,384,058	4,426,496
4.00%, 7/01/44 - 5/01/52	7,280,338	7,131,241
5.00%, 8/01/48 - 1/01/53	1,495,214	1,527,824
3.50%, 1/01/51(o)	2,192,366	2,085,121
5.50%, 1/01/53	415,399	423,584
6.50%, 1/01/53	398,363	416,922

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Federal National Mortgage Association (Continued)
Real Estate Mortgage Investment Conduits,
Series 2013-54, Class BS, (6.15% - 1M USD LIBOR, 6.15% Cap), 1.64%, 6/25/43(c)	$19,220	$2,301
Series 2014-6, Class Z, 2.50%, 2/25/44	250,406	218,315
Series 2015-65, Class CZ, 3.50%, 9/25/45	259,180	231,515
Series 2021-69, Class IJ, 2.50%, 1/25/49	844,163	115,949
Series 2021-61, Class KI, 2.50%, 4/25/49	547,093	77,039
Series 2020-32, Class PI, 4.00%, 5/25/50	91,706	17,798
Series 2020-47, Class GZ, 2.00%, 7/25/50	210,596	133,467
Series 2020-56, Class AQ, 2.00%, 8/25/50	700,000	567,615
Series 2020-56, Class DI, 2.50%, 8/25/50	158,951	24,630
Series 2020-74, Class EI, 2.50%, 10/25/50	78,394	12,994
Series 2020-77, Class HI, 4.00%, 11/25/50	287,978	55,493
Series 2020-80, Class EI, 4.00%, 11/25/50	58,155	11,282
Series 2020-89, Class DI, 2.50%, 12/25/50	233,635	34,154
Series 2020-97, Class AI, 2.00%, 1/25/51	449,334	59,475
Series 2020-101, Class AI, 3.50%, 1/25/51	145,132	24,999
Series 2021-3, Class QI, 2.50%, 2/25/51	735,993	109,916
Series 2021-1, Class IG, 2.50%, 2/25/51	173,037	28,583
Series 2021-31, Class IB, 4.00%, 6/25/51	127,074	24,379
Series 2021-50, Class IO, 4.00%, 8/25/51	278,742	51,328
		78,260,079
Government National Mortgage Association – 3.7%
Pool, 2/01/53(n)	25,386,271	24,168,199
Series 2013-107, Class AD, 2.85%, 11/16/47(d)	77,280	70,681
Series 2014-17, Class AM, 3.54%, 6/16/48(d)	7,945	7,589
Series 2014-H20, Class FA, (1M USD LIBOR + 0.43%, 0.43% Floor), 4.61%, 10/20/64(c)	160,922	159,810
	Par(a)	Value
Government National Mortgage Association (Continued)
Series 2020-103, Class AD, 1.45%, 1/16/63	$592,060	$478,451
Series 2020-123, Class IL, 2.50%, 8/20/50	79,310	11,137
Series 2020-123, Class NI, 2.50%, 8/20/50	160,563	21,806
Series 2020-127, Class IN, 2.50%, 8/20/50	78,751	11,335
Series 2020-129, Class IE, 2.50%, 9/20/50	82,144	11,924
Series 2020-144, Class IO, 2.50%, 9/20/50	145,383	18,859
Series 2020-146, Class DI, 2.50%, 10/20/50	75,544	9,519
Series 2020-151, Class MI, 2.50%, 10/20/50	454,840	60,985
Series 2020-160, Class IH, 2.50%, 10/20/50	83,609	12,144
Series 2020-160, Class VI, 2.50%, 10/20/50	81,435	11,283
Series 2020-160, Class YI, 2.50%, 10/20/50	248,806	33,437
Series 2020-181, Class WI, 2.00%, 12/20/50	394,199	43,254
Series 2020-185, Class MI, 2.50%, 12/20/50	78,399	10,512
Series 2020-190, Class IO, 1.03%, 11/16/62(d)	3,184,373	237,912
Series 2020-47, Class MI, 3.50%, 4/20/50	269,507	44,061
Series 2020-47, Class NI, 3.50%, 4/20/50	73,282	12,069
Series 2020-H04, Class FP, (1M USD LIBOR + 0.50%, 0.50% Floor), 4.16%, 6/20/69(c)	185,133	183,281
Series 2020-H09, Class FL, (1M USD LIBOR + 1.15%, 1.15% Floor), 2.88%, 5/20/70(c)	127,286	126,762
Series 2020-H13, Class FA, (1M USD LIBOR + 0.45%, 0.45% Floor, 7.50% Cap), 2.99%, 7/20/70(c)	714,359	692,712
Series 2020-H13, Class FM, (1M USD LIBOR + 0.40%, 0.40% Floor, 11.00% Cap), 4.58%, 8/20/70(c)	164,949	163,697
Series 2021-14, Class AB, 1.34%, 6/16/63	293,557	231,102
Series 2021-15, Class GI, 3.50%, 1/20/51	75,254	12,646
Series 2021-161, Class IB, 4.00%, 9/20/51	67,571	10,726

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Government National Mortgage Association (Continued)
Series 2021-176, Class IA, 3.50%, 10/20/51	$70,576	$9,566
Series 2021-199, Class KI, 3.50%, 11/20/51	74,771	10,771
Series 2021-209, Class TJ, 3.50%, 11/20/51	71,951	9,848
Series 2021-21, Class AH, 1.40%, 6/16/63	442,202	350,241
Series 2021-214, Class AI, 4.00%, 12/20/51	101,959	15,368
Series 2021-215, Class LI, 3.00%, 12/20/51	87,666	11,479
Series 2021-221, Class AI, 3.50%, 12/20/51	146,106	22,606
Series 2021-221, Class CI, 3.00%, 12/20/51	76,579	9,870
Series 2021-29, Class TI, 2.50%, 2/20/51	471,056	82,031
Series 2021-5, Class IO, 1.11%, 1/16/61(d)	3,281,837	251,294
Series 2021-67, Class QI, 3.00%, 4/20/51	81,439	11,195
Series 2021-76, Class JI, 3.00%, 8/20/50	83,638	11,559
Series 2021-78, Class IC, 4.00%, 5/20/51	67,663	9,844
Series 2021-96, Class MI, 3.00%, 6/20/51	146,244	20,195
Series 2021-96, Class VI, 2.50%, 6/20/51	1,639,942	221,055
Series 2022-139, Class AL, 4.00%, 7/20/51	200,000	194,241
Series 2022-189, Class PT, 2.50%, 10/20/51	98,936	85,231
Series 2022-196, Class BE, 3.00%, 10/16/64(d)	100,000	78,766
Series 2022-220, Class E, 3.00%, 10/16/64	200,000	161,529
Series 2022-3, Class IO, 0.64%, 2/16/61(d)	98,174	5,166
Series 2022-4, Class Z, 1.90%, 3/16/64	203,833	111,768
Series 2022-63, Class LM, 3.50%, 10/20/50	400,000	351,931
Series 2022-82, Class Z, 2.00%, 2/16/64	912,075	610,722
		29,502,169
	Par(a)	Value
Government National Mortgage Association II – 2.4%
Pool,
3.00%, 9/15/42 - 4/20/52	$4,649,455	$4,273,964
3.50%, 3/20/45 - 6/20/52	1,478,884	1,411,822
4.00%, 8/20/46 - 5/20/50	1,511,347	1,485,746
4.50%, 4/20/47 - 8/20/50	1,133,883	1,139,162
2.50%, 10/20/49 - 7/20/52	9,272,762	8,290,112
2.00%, 8/20/50 - 3/20/51	2,518,571	2,183,959
		18,784,765
Uniform Mortgage-Backed Securities – 3.9%
Pool, 2/01/38 - 3/01/53(n)	32,690,002	30,847,920
Whole Loan – 2.0%
Adjustable Rate Mortgage Trust, Series 2005-9, Class 5A1, (1M USD LIBOR + 0.54%, 0.54% Floor, 11.00% Cap), 5.05%, 11/25/35(c)	96,908	94,649
Angel Oak Mortgage Trust, Series 2022-3, Class A1, 4.00%, 1/10/67(b)	742,796	710,693
Cascade MH Asset Trust, Series 2021-MH1, Class A1, 1.75%, 2/25/46(b)	131,016	113,483
CIM Trust, Series 2021-R6, Class A1, 1.43%, 7/25/61(b)	268,000	239,547
COLT Mortgage Loan Trust, Series 2022-2, Class A1, (Step to 3.99% on 3/25/26), 2.99%, 2/25/67(b)(p)	171,304	158,444
CSMC,
Series 2019-NQM1, Class A2, (Step to 3.86% on 12/25/23), 2.86%, 10/25/59(b)(p)	268,049	257,601
Series 2021-NQM2, Class A3, 1.54%, 2/25/66(b)	86,741	73,363
Series 2021-NQM6, Class A3, 1.59%, 7/25/66(b)	643,076	512,769
Series 2021-NQM7, Class A1, 1.76%, 10/25/66(b)	152,001	129,541
Series 2022-NQM1, Class A1, 2.27%, 11/25/66(b)(d)	688,203	610,283
CSMC Trust,
Series 2021-RPL2, Class A1, 2.00%, 1/25/60(b)	122,264	106,760

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Whole Loan (Continued)
CSMC Trust,
Series 2021-RPL3, Class A1, 2.00%, 1/25/60(b)	$128,637	$112,900
Series 2021-RPL6, Class A1, 2.00%, 10/25/60(b)	152,123	135,874
Series 2021-RPL4, Class A1, 1.80%, 12/27/60(b)(d)	157,103	145,520

Deephaven Residential Mortgage Trust, Series 2022-1, Class A1, 2.21%, 1/25/67(b)	411,864	368,110
Ellington Financial Mortgage Trust,
Series 2021-2, Class A1, 0.93%, 6/25/66(b)	316,103	258,923
Series 2022-1, Class A1, 2.21%, 1/25/67(b)	187,630	164,417
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2014-DN2, Class M3, (1M USD LIBOR + 3.60%), 8.11%, 4/25/24(c)	711,005	729,181
Series 2021-DNA2, Class M2, (30D Average SOFR + 2.30%), 6.61%, 8/25/33(b)(c)	190,000	190,832
FNMA Connecticut Avenue Securities,
Series 2014-C04, Class 1M2, (1M USD LIBOR + 4.90%), 9.41%, 11/25/24(c)	72,163	74,977
Series 2016-C03, Class 1M2, (1M USD LIBOR + 5.30%), 9.81%, 10/25/28(c)	171,509	177,660
Freddie Mac STACR REMIC Trust,
Series 2021-DNA6, Class M2, (30D Average SOFR + 1.50%), 5.81%, 10/25/41(b)(c)	580,000	555,377
Series 2022-DNA2, Class M1A, (30D Average SOFR + 1.30%), 5.61%, 2/25/42(b)(c)	501,081	497,692
Series 2022-DNA3, Class M1B, (30D Average SOFR + 2.90%), 7.21%, 4/25/42(b)(c)	550,000	551,797
Series 2022-DNA4, Class M1A, (30D Average SOFR + 2.20%), 6.51%, 5/25/42(b)(c)	220,538	222,025
	Par(a)	Value
Whole Loan (Continued)
Freddie Mac STACR REMIC Trust,
Series 2022-DNA2, Class M1B, (30D Average SOFR + 2.40%), 6.71%, 2/25/42(b)(c)	$200,000	$196,390

GSR Mortgage Loan Trust, Series 2007-1F, Class 2A4, 5.50%, 1/25/37	133,834	165,491
HarborView Mortgage Loan Trust,
Series 2005-9, Cllass 2A1B, (1M USD LIBOR + 0.74%, 0.74% Floor, 11.00% Cap), 5.23%, 6/20/35(c)	142,002	128,249
Series 2005-9, Cllass 2A1C, (1M USD LIBOR + 0.90%, 0.90% Floor, 11.00% Cap), 5.39%, 6/20/35(c)	523,459	469,904

Impac CMB Trust, Series 2007-A, Class A, (1M USD LIBOR + 0.50%, 0.50% Floor, 11.50% Cap), 5.01%, 5/25/37(b)(c)	176,329	164,393
Legacy Mortgage Asset Trust,
Series 2021-GS2, Class A1, (Step to 4.75% on 5/25/24), 1.75%, 4/25/61(b)(p)	286,439	269,655
Series 2021-GS5, Class A1, (Step to 5.25% on 12/25/24), 2.25%, 7/25/67(b)(p)	171,998	157,261
MASTR Asset Securitization Trust,
Series 2007-1, Class 1A4, 6.50%, 11/25/37	568,378	149,133
Series 2007-2, Class A2, 6.25%, 1/25/38	322,543	182,079

Merrill Lynch Mortgage Investors Trust, Series 2004-A1, Class 2A2, 3.43%, 2/25/34(d)	225,437	207,067
Mill City Mortgage Loan Trust, Series 2019-1, Class A1, 3.25%, 10/25/69(b)	289,610	277,632
Morgan Stanley Resecuritization Trust, Series 2015-R2, Class 2A1, (12MTA + 1.09%, 1.09% Floor), 4.05%, 12/26/46(b)(c)	48,845	48,676

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Whole Loan (Continued)
New Residential Mortgage Loan Trust,
Series 2015-2A, Class A1, 3.75%, 8/25/55(b)	$219,032	$205,767
Series 2021-NQM3, Class A1, 1.16%, 11/27/56(b)	176,273	148,266
Series 2017-2A, Class B2, 4.75%, 3/25/57(b)	251,466	234,083
Series 2018-RPL1, Class M2, 3.50%, 12/25/57(b)(d)	280,000	236,107
Series 2018-3A, Class A1, 4.50%, 5/25/58(b)(d)	628,141	597,295
Series 2019-NQM4, Class A1, 2.49%, 9/25/59(b)	96,634	90,152
Series 2019-6A, Class A1B, 3.50%, 9/25/59(b)(d)	583,917	542,516
Series 2019-6A, Class B3C, 3.75%, 9/25/59(b)(d)	545,899	478,101
Series 2022-NQM4, Class A1, (Step to 5.02% on 7/25/26), 5.00%, 6/25/62(b)(p)	235,577	233,647
OBX Trust,
Series 2021-NQM2, Class A1, 1.10%, 5/25/61(b)	532,006	426,736
Series 2021-NQM3, Class A1, 1.05%, 7/25/61(b)	178,998	142,534
Series 2022-NQM1, Class A1, 2.31%, 11/25/61(b)	680,174	599,562

PRKCM Trust, Series 2021-AFC2, Class A1, 2.07%, 11/25/56(b)	185,889	159,003
Residential Mortgage Loan Trust,
Series 2019-2, Class A1, 2.91%, 5/25/59(b)	37,960	36,993
Series 2020-2, Class A1, 1.65%, 5/25/60(b)	62,744	61,668
SG Residential Mortgage Trust,
Series 2022-1, Class A1, 3.17%, 3/27/62(b)(d)	740,671	683,805
Series 2022-2, Class A1, (Step to 5.36% on 8/25/26), 5.35%, 8/25/62(b)(p)	737,662	736,205
	Par(a)	Value
Whole Loan (Continued)

Thornburg Mortgage Securities Trust, Series 2004-2, Class A4, (1M USD LIBOR + 0.68%, 0.34% Floor, 11.50% Cap), 5.19%, 6/25/44(c)	$253,852	$228,759
Towd Point Mortgage Trust, Series 2022-4, Class A1, 3.75%, 9/25/62(b)	538,198	511,642
Voyager OPTONE Delaware Trust, Series 2009-1, Class SAA7, 1.74%, 2/25/38(b)(d)	172,381	48,116
WaMu Mortgage Pass-Through Certificates, Series 2006-AR13, Class 1A, (12MTA + 0.88%, 0.88% Floor), 3.31%, 10/25/46(c)	278,776	235,730
		16,245,035
Total Mortgage-Backed Securities (Cost $257,023,523)		244,443,552

Municipal Bonds – 0.3%
California – 0.1%
Bay Area Toll Authority Toll Bridge Subordinate Revenue Bonds, Series S1, Build America Bonds, 7.04%, 4/01/50	150,000	198,048
California State Taxable GO Unlimited Refunding Bonds, 4.60%, 4/01/38	215,000	212,095
California State Various Purpose Taxable GO Unlimited Bonds, Build America Bonds,
7.50%, 4/01/34	65,000	81,969
7.55%, 4/01/39	20,000	26,633

Los Angeles Community College District GO Unlimited Bonds, Build America Bonds, 6.60%, 8/01/42	45,000	57,004
Los Angeles Unified School District GO Unlimited Bonds, Series RY, Build America Bonds, 6.76%, 7/01/34	215,000	251,628
University of California Taxable General Revenue Bonds, Series AD, 4.86%, 5/15/12(q)	25,000	23,736
		851,113

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Georgia – 0.0%(e)
Municipal Electric Authority of Georgia Taxable Revenue Bonds, Build America Bonds, 6.64%, 4/01/57	$40,000	$45,539
Illinois – 0.1%
Illinois State Taxable GO Unlimited Pension Bonds, 5.10%, 6/01/33	380,000	377,337
New Jersey – 0.0%(e)
New Jersey State Turnpike Authority Taxable Revenue Bonds, Build America Bonds, 7.41%, 1/01/40	66,000	86,207
New York – 0.0%(e)
Metropolitan Transportation Authority Revenue Bonds, Build America Bonds, 5.87%, 11/15/39	45,000	45,570
New York City Municipal Water Finance Authority Water & Sewer System Second General Resolution Taxable Revenue Bonds, 5.88%, 6/15/44	30,000	35,143
New York City Municipal Water Finance Authority Water & Sewer System Taxable Revenue Bonds, Build America Bonds, 6.01%, 6/15/42	25,000	29,525
New York State Dormitory Authority Personal Income TRB, Build America Bonds, 5.39%, 3/15/40	30,000	31,834
Port Authority of New York & New Jersey Consolidated 164th Taxable Revenue Bonds, 5.65%, 11/01/40	35,000	37,953
Port Authority of New York & New Jersey Consolidated 168th Revenue Bonds, 4.93%, 10/01/51	55,000	56,055
Port Authority of New York & New Jersey Consolidated Taxable Revenue Bonds, Series 181, 4.96%, 8/01/46	60,000	61,957
		298,037
	Par(a)	Value
Ohio – 0.0%(e)
American Municipal Power-Ohio, Inc., Taxable Revenue Bonds, Series B, Combined Hydroelectric Projects, 8.08%, 2/15/50	$75,000	$102,528
Texas – 0.0%(e)
San Antonio Electric & Gas Junior Lien Revenue Bonds, Build America Bonds, 5.81%, 2/01/41	75,000	85,324
Texas State Taxable GO Unlimited Bonds, Build America Bonds, 5.52%, 4/01/39	115,000	129,130
		214,454
Washington – 0.1%
Seattle Municipal Light & Power Improvement Revenue Bonds, 5.00%, 4/01/44	275,000	299,585
Total Municipal Bonds (Cost $2,587,455)		2,274,800

Term Loans – 0.1%(c)
Apparel & Textile Products – 0.0%(e)
Fanatics Commerce Intermediate Holdco LLC, Initial Term Loan, (1M USD LIBOR + 3.25%, 0.50% Floor), 7.80%, 11/24/28	28,710	28,626
Tory Burch LLC, Initial Term B Loan, (3M USD LIBOR + 3.50%, 0.50% Floor), 8.07%, 4/16/28	68,950	65,869
		94,495
Chemicals – 0.1%
Bakelite US Holdco, Inc., Initial Loan, (1M USD LIBOR + 4.00%, 0.50% Floor), 8.73%, 5/29/29	127,360	118,763
LSF11 A5 Holdco LLC, Term Loan, (3M USD LIBOR + 3.50%, 0.50% Floor), 8.18%, 10/15/28	99,250	96,087
		214,850

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Commercial Support Services – 0.0%(e)
AEA International Holdings (Luxembourg) S.a.r.l., Initial Term Loan, (3M USD LIBOR + 3.75%, 0.50% Floor), 8.50%, 9/07/28	$74,151	$73,873
Allied Universal Holdco LLC, Initial U.S. Dollar Term Loan, (1M USD CME Term SOFR + 3.75%, 0.50% Floor), 8.41%, 5/12/28	67,150	64,658
		138,531
Construction Materials – 0.0%(e)
CP Iris Holdco I, Inc., Delayed Draw Term Loan, 10/02/28(r)	3,149	2,863
CP Iris Holdco I, Inc., Initial Term Loan, (1M USD LIBOR + 3.50%, 0.50% Floor), 8.07%, 10/02/28	17,599	15,998
		18,861
Containers & Packaging – 0.0%(e)
Valcour Packaging LLC, Initial Term Loan, (3M USD CME Term SOFR + 3.75%, 0.50% Floor), 7.98%, 10/04/28	14,888	12,282
Food – 0.0%(e)
BCPE North Star US Holdco 2, Inc., Initial Term Loan, (3M USD LIBOR + 4.00%, 0.75% Floor), 8.73%, 6/09/28	84,148	74,401
Home & Office Products – 0.0%(e)
SWF Holdings I Corp., Initial Term Loan, (1M USD LIBOR + 4.00%, 0.75% Floor), 8.75%, 10/06/28	38,707	32,986
Leisure Facilities & Services – 0.0%(e)
Bally's Corp., Term B Facility Loan, (3M USD LIBOR + 3.25%, 0.50% Floor), 7.71%, 10/02/28	161,370	155,017
Herschend Entertainment Co. LLC, Initial Term Loan, (1M USD CME Term SOFR + 3.75%, 0.50% Floor), 8.38%, 8/27/28	37,525	37,494
		192,511
	Par(a)	Value
Publishing & Broadcasting – 0.0%(e)
Gray Television, Inc., Term D Loan, (1M USD LIBOR + 3.00%), 7.37%, 12/01/28	$109,890	$109,392
Software – 0.0%(e)
ConnectWise LLC, Initial Term Loan, (3M USD UNFND + 3.50%, 0.50% Floor), 8.07%, 9/29/28	78,210	75,199
Total Term Loans (Cost $1,006,095)		963,508

U.S. Government Obligations – 13.7%
U.S. Treasury Bonds – 7.2%
4.25%, 5/15/39	51,000	55,231
4.50%, 8/15/39	51,000	56,857
4.38%, 11/15/39	51,000	55,981
4.63%, 2/15/40	370,000	418,736
1.13%, 5/15/40	1,108,000	738,984
3.88%, 8/15/40	370,000	380,999
1.13%, 8/15/40	1,108,000	735,175
4.25%, 11/15/40	370,000	399,152
1.38%, 11/15/40	1,108,000	766,727
1.88%, 2/15/41	3,750,000	2,818,799
2.25%, 5/15/41	2,940,000	2,345,109
1.75%, 8/15/41(o)	5,660,000	4,123,398
2.00%, 11/15/41	6,010,000	4,567,131
2.75%, 8/15/42	2,960,000	2,536,119
4.00%, 11/15/42(f)	6,330,000	6,541,659
3.13%, 2/15/43	198,000	179,623
2.88%, 5/15/43	198,000	172,415
3.63%, 8/15/43	198,000	193,754
3.75%, 11/15/43	198,000	197,095
2.50%, 2/15/45(o)	3,191,000	2,574,364
2.88%, 11/15/46	193,000	166,153
2.75%, 11/15/47(o)	3,341,000	2,806,832
3.00%, 2/15/48(o)	2,029,000	1,786,947
2.38%, 5/15/51	1,560,000	1,207,964
2.00%, 8/15/51	3,240,000	2,297,236
1.88%, 11/15/51	100,000	68,641
2.25%, 2/15/52	3,000	2,254
2.88%, 5/15/52	21,350,000	18,397,695
4.00%, 11/15/52	610,000	652,319
		57,243,349
U.S. Treasury Inflation-Indexed Notes – 0.2%
1.12%, 1/15/33	1,880,000	1,856,751
U.S. Treasury Notes – 6.3%
2.50%, 4/30/24	142,000	138,322
2.13%, 7/31/24	392,000	378,602
1.75%, 7/31/24	662,000	635,804
3.00%, 7/31/24	314,000	307,254

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
U.S. Treasury Notes (Continued)
3.25%, 8/31/24(f)	$595,000	$584,285
1.50%, 9/30/24	384,000	366,465
4.25%, 9/30/24	185,000	184,581
4.38%, 10/31/24	143,000	143,056
4.50%, 11/30/24	128,000	128,425
1.75%, 12/31/24(f)(o)	6,696,000	6,394,418
4.25%, 12/31/24	1,071,000	1,071,000
2.00%, 2/15/25	487,000	466,360
1.50%, 2/15/25	63,000	59,710
0.50%, 3/31/25	1,540,000	1,426,906
0.38%, 4/30/25	7,349,000	6,769,118
2.13%, 5/15/25	420,000	402,216
3.00%, 7/15/25	154,000	150,367
3.13%, 8/15/25	213,000	208,582
3.50%, 9/15/25	528,000	522,081
4.50%, 11/15/25	456,000	462,804
0.38%, 11/30/25	1,286,000	1,165,438
4.00%, 12/15/25	212,000	212,646
0.38%, 12/31/25	1,286,000	1,164,835
3.88%, 1/15/26	177,000	176,986
0.75%, 5/31/26	346,000	313,157
1.50%, 8/15/26	558,000	516,194
2.00%, 11/15/26	1,555,000	1,459,331
1.88%, 2/28/27	3,000	2,793
0.63%, 3/31/27	621,000	548,760
0.50%, 4/30/27	621,000	544,297
2.38%, 5/15/27	614,000	582,389
0.50%, 5/31/27	484,000	422,952
2.75%, 7/31/27(o)	2,000	1,925
2.25%, 8/15/27(o)	2,561,000	2,412,642
3.13%, 8/31/27	5,000	4,892
4.13%, 10/31/27	77,000	78,594
3.88%, 11/30/27	242,000	244,760
3.88%, 12/31/27	8,530,000	8,626,629
1.25%, 3/31/28	558,000	496,271
1.25%, 4/30/28	443,000	393,439
2.88%, 8/15/28(o)	122,000	117,425
1.25%, 9/30/28	87,000	76,560
3.13%, 11/15/28	329,000	320,595
1.38%, 12/31/28	3,000	2,650
2.63%, 2/15/29	548,000	518,952
2.38%, 3/31/29	61,000	56,899
2.38%, 5/15/29	548,000	510,753
1.63%, 8/15/29	890,000	792,656
3.88%, 9/30/29	1,279,800	1,301,697
4.00%, 10/31/29	2,254,700	2,310,891
3.88%, 12/31/29	101,000	102,925
1.50%, 2/15/30	869,000	762,819
2.88%, 5/15/32	600	571
	Par(a)	Value
U.S. Treasury Notes (Continued)
2.75%, 8/15/32	$2,082,700	$1,959,691
4.13%, 11/15/32	830,000	873,186
		49,877,556
Total U.S. Government Obligations (Cost $119,771,873)		108,977,656

	Number of Shares
Investment Companies – 23.6%
BlackRock Allocation Target Shares - BATS, Series A	6,932,834	64,128,713
Schwab Intermediate-Term U.S. Treasury ETF	308,036	15,515,773
Schwab Short-Term U.S. Treasury ETF(f)	1,250,495	60,774,057
Vanguard Long-Term Treasury ETF(f)	467,539	30,866,925
Vanguard Short-Term Inflation-Protected Securities ETF	347,624	16,366,138
Total Investment Companies (Cost $201,057,189)		187,651,606

	Par(a)/Number of Shares
Short-Term Investments – 9.6%
Corporate Bonds – 0.5%
AbbVie, Inc., 3.75%, 11/14/23	20,000	19,830
Aetna, Inc., 2.80%, 6/15/23	90,000	89,271
American Airlines Pass Through Trust, Series 2015-2, Class B, 4.40%, 9/22/23	15,382	15,148
Cargill, Inc., 1.38%, 7/23/23(b)	110,000	108,182
Cigna Corp., 3.75%, 7/15/23	101,000	100,444
CNH Industrial Capital LLC, 4.20%, 1/15/24	123,000	121,906
Continental Resources, Inc., 4.50%, 4/15/23	90,000	89,770
Devon Energy Corp., 8.25%, 8/01/23	52,000	52,533
Energy Transfer L.P., 3.60%, 2/01/23	653,000	653,000
Exxon Mobil Corp., 1.57%, 4/15/23	10,000	9,934

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)/Number of Shares	Value
Corporate Bonds (Continued)
General Motors Co., 4.88%, 10/02/23	$560,000	$558,768
General Motors Financial Co., Inc., 3.70%, 5/09/23	7,000	6,974
Goldman Sachs Group (The), Inc., 3.20%, 2/23/23	40,000	39,962
MassMutual Global Funding II, 0.85%, 6/09/23(b)	330,000	325,427
Metropolitan Life Global Funding I, 0.90%, 6/08/23(b)	250,000	246,467
Morgan Stanley,
(SOFR + 0.47%), 4.60%, 11/10/23(c)	432,000	431,788
(SOFR + 0.46%), 4.79%, 1/25/24(c)	631,000	630,381

PepsiCo, Inc., 0.75%, 5/01/23	120,000	118,797
Philip Morris International, Inc., 1.13%, 5/01/23	70,000	69,331
State Street Corp.,
(3M USD LIBOR + 2.54%), 5.63%, 12/15/23(h)(k)	256,000	246,421
(3M USD LIBOR + 3.60%), 8.37%, 3/15/23(c)(k)	26,000	26,028

UnitedHealth Group, Inc., 3.50%, 6/15/23	30,000	29,856
Wells Fargo & Co., 3.75%, 1/24/24	160,000	158,238
		4,148,456
Foreign Issuer Bonds – 0.3%
Canadian Imperial Bank of Commerce, 0.95%, 6/23/23	100,000	98,422
Credit Suisse A.G., 1.00%, 5/05/23(f)	920,000	909,010
Danske Bank A/S,
5.38%, 1/12/24(b)	200,000	200,060
3.88%, 9/12/23(b)	400,000	396,143

Ecopetrol S.A., 5.88%, 9/18/23	7,000	6,999
Nordea Bank Abp, 1.00%, 6/09/23(b)	210,000	207,146
Petroleos Mexicanos, 4.88%, 1/18/24	19,000	18,783
Royal Bank of Canada, 1.60%, 4/17/23	190,000	188,929
Shell International Finance B.V., 3.50%, 11/13/23	170,000	168,207
	Par(a)/Number of Shares	Value
Foreign Issuer Bonds (Continued)

Swedbank AB, 1.30%, 6/02/23(b)	$200,000	$197,552
Toronto-Dominion Bank (The), 0.75%, 6/12/23	210,000	206,911
		2,598,162
Money Market Funds – 6.8%
Northern Institutional Funds - Liquid Assets Portfolio (Shares), 4.35%(s)(t)	15,105,175	15,105,175
Northern Institutional Funds - Treasury Portfolio (Premier), 4.02%(s)	38,889,648	38,889,648
		53,994,823
Mortgage-Backed Securities – 0.1%
MHC Trust, Series 2021-MHC2, Class A, (1M USD LIBOR + 0.85%, 0.85% Floor), 5.31%, 5/15/23(b)(c)	240,000	235,793
U.S. Government Obligations – 0.0%(e)
U.S. Treasury Notes, 0.13%, 5/31/23	198,000	195,061
U.S. Treasury Bills – 1.9%
U.S. Treasury Bill,
4.25%, 4/25/23(f)(u)	2,780,000	2,751,152
3.66%, 2/21/23(u)	2,190,000	2,184,624
4.19%, 4/11/23(u)	5,160,000	5,115,928
4.23%, 4/18/23(f)(u)	4,850,000	4,803,733
		14,855,437
Total Short-Term Investments (Cost $76,108,729)		76,027,732

Number of Contracts		Notional Amount
Purchased Options – 0.0%(e)
Call Options - Exchange Traded – 0.0%(e)
10-Year U.S. Treasury Note Future, Strike Price $114.50, Expires 2/24/23	5	572,578	3,906
10-Year U.S. Treasury Note Future, Strike Price $115.00, Expires 2/24/23	11	1,259,672	6,188
10-Year U.S. Treasury Note Future, Strike Price $119.00, Expires 2/24/23	2	229,031	31
3-Month SOFR Future, Strike Price $95.19, Expires 2/10/23	500	118,768,750	25,000

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Number of Contracts		Notional Amount	Value
Call Options - Exchange Traded (Continued)
5-Year U.S. Treasury Note Future, Strike Price $109.25, Expires 2/24/23	5	$546,211	$2,656
5-Year U.S. Treasury Note Future, Strike Price $109.50, Expires 2/24/23	31	3,386,508	12,836
5-Year U.S. Treasury Note Future, Strike Price $109.75, Expires 2/24/23	28	3,058,782	8,750
Euro-Bobl, Strike Price $118.50, Expires 2/24/23	6	703,800(v)	1,566
U.S. Treasury Long Bond Future, Strike Price $130.00, Expires 2/24/23	9	1,168,875	13,078
U.S. Treasury Long Bond Future, Strike Price $131.00, Expires 2/24/23	5	649,375	5,156
			79,167
Call Options - Over the Counter – 0.0%(e)
Canadian Dollar vs. U.S. Dollar, Strike Price CAD $1.38, Expires 2/17/23, Counterparty: UBS	2	66,000	13
Chilean Peso vs. U.S. Dollar, Strike Price CLP 840.00, Expires 3/16/23, Counterparty: UBS	1	33,000	379
Chilean Peso vs. U.S. Dollar, Strike Price CLP 840.00, Expires 3/16/23, Counterparty: Bank of America	1	33,000	379
Japanese Yen vs. U.S. Dollar, Strike Price JPY 137.00, Expires 3/10/23, Counterparty: Citibank	2	114,000	184
U.S. Dollar vs. Euro, Strike Price USD 1.10, Expires 3/07/23, Counterparty: JPMorgan Chase	1	510,000(v)	3,525
U.S. Dollar vs. Euro, Strike Price USD 1.10, Expires 3/14/23, Counterparty: Deutsche Bank	1	520,000(v)	4,307
U.S. Dollar vs. Euro, Strike Price USD 1.13, Expires 4/21/23, Counterparty: UBS	1	510,000(v)	2,167
			10,954
Number of Contracts		Notional Amount	Value
Call Swaptions - Over the Counter – 0.0%(e)
Pay 1-Day USD SOFR (At Maturity); Receive 4.00% (At Maturity): Interest Rate Swap Maturing 07/05/2024, Strike Price USD 4.00, Expires 6/30/23, Counterparty: Goldman Sachs	1	$83,096,000	$46,642
Pay 1-Day USD SOFR (At Maturity); Receive 4.10% (At Maturity): Interest Rate Swap Maturing 07/18/2024, Strike Price USD 4.10, Expires 7/14/23, Counterparty: Goldman Sachs	1	83,096,000	76,307
			122,949
Put Options - Exchange Traded – 0.0%(e)
10-Year U.S. Treasury Note Future, Strike Price $114.00, Expires 2/24/23	2	229,031	1,094
10-Year U.S. Treasury Note Future, Strike Price $115.00, Expires 2/24/23	3	343,547	3,141
5-Year U.S. Treasury Note Future, Strike Price $108.75, Expires 2/24/23	76	8,302,407	24,937
			29,172
Put Options - Over the Counter – 0.0%(e)
Brazilian Real vs. U.S. Dollar, Strike Price BRL 4.65, Expires 3/23/23, Counterparty: Bank of America	2	10,000	570
Brazilian Real vs. U.S. Dollar, Strike Price BRL 5.05, Expires 2/16/23, Counterparty: UBS	1	33,000	349
Brazilian Real vs. U.S. Dollar, Strike Price BRL 5.05, Expires 2/16/23, Counterparty: HSBC Bank	1	33,000	349
Brazilian Real vs. U.S. Dollar, Strike Price BRL 5.30, Expires 2/16/23, Counterparty: HSBC Bank	2	62,000	2,737
Canadian Dollar vs. Euro, Strike Price CAD $1.40, Expires 4/26/23, Counterparty: Bank of America	2	6,000(v)	880
Canadian Dollar vs. Euro, Strike Price CAD $1.43, Expires 2/23/23, Counterparty: Bank of America	2	78,000(v)	310

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Number of Contracts		Notional Amount	Value
Put Options - Over the Counter (Continued)
Canadian Dollar vs. U.S. Dollar, Strike Price CAD $1.33, Expires 2/17/23, Counterparty: UBS	2	$66,000	$331
Colombian Peso vs. Euro, Strike Price COP $4,950.00, Expires 3/23/23, Counterparty: Bank of America	2	62,000(v)	707
Mexican Peso vs. U.S. Dollar, Strike Price MXN 19.55, Expires 2/07/23, Counterparty: Bank of America	2	100,000	232
South African Rand vs. U.S. Dollar, Strike Price ZAR $16.90, Expires 2/17/23, Counterparty: Goldman Sachs	2	100,000	224
South African Rand vs. U.S. Dollar, Strike Price ZAR $17.00, Expires 3/23/23, Counterparty: Goldman Sachs	1	33,000	392
South African Rand vs. U.S. Dollar, Strike Price ZAR $17.00, Expires 3/23/23, Counterparty: ISI Group, Inc.	1	33,000	392
U.S. Dollar vs. British Pound, Strike Price USD 1.21, Expires 2/02/23, Counterparty: UBS	1	32,000(w)	9
U.S. Dollar vs. British Pound, Strike Price USD 1.21, Expires 2/02/23, Counterparty: Morgan Stanley	1	32,000(w)	9
U.S. Dollar vs. Euro, Strike Price USD 1.05, Expires 3/09/23, Counterparty: Citibank	2	308,000(v)	485
			7,976
Total Purchased Options (Premiums Paid $492,158)			250,218

Total Long Positions – 108.5% (Cost $919,785,257)	862,256,830

	Par(a)	Value
Short Positions – (2.2)%(x)
Mortgage-Backed Securities – (2.2)%
Uniform Mortgage-Backed Securities – (2.2)%
Pool 2/01/38 - 3/01/53(n)	$(18,786,753)	$(17,102,871)
Total Mortgage-Backed Securities (Proceeds $17,117,574)		(17,102,871)

U.S. Government Obligations – (0.0)%(e)
U.S. Treasury Bonds – (0.0)%(e)
1.88%, 11/15/51	(94,000)	(64,522)
Total U.S. Government Obligations (Proceeds $96,601)		(64,522)
Total Short Positions – (2.2)% (Proceeds $17,214,175)		(17,167,393)
Total Written Options – (0.1)% (Premiums Received $1,532,728)		(1,187,944)
Liabilities less Other Assets – (6.2)%(y)		(49,460,805)
NET ASSETS – 100.0%		$794,440,688
Percentages shown are based on Net Assets.

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
(a)	Par value is in USD unless otherwise indicated.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Variable rate security. Rate as of January 31, 2023 is disclosed.
(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate as of January 31, 2023 is disclosed.
(e)	Amount rounds to less than 0.05%.
(f)	Security either partially or fully on loan. As of January 31, 2023, the total value of securities on loan is $35,578,729.
(g)	Investment is valued using significant unobservable inputs (Level 3).
(h)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate as of January 31, 2023 is disclosed.
(i)	Distributions from this security are made via payments in-kind (PIK) unless otherwise noted in the description.
(j)	Century bond maturing in 2120.
(k)	Perpetual bond. Maturity date represents next call date.
(l)	Restricted security that has been deemed illiquid. At January 31, 2023, the value of these restricted illiquid securities amounted to $334,052 or 0.04% of net assets. Additional information on these restricted illiquid securities is as follows:

Security	Acquisition Date	Acquisition Cost
Lukoil Capital DAC, 3.60%, 10/26/31	10/19/21	$470,000

(m)	Issuer has defaulted on terms of debt obligation.
(n)	When-Issued Security. Coupon rate was not yet in effect at January 31, 2023.
(o)	All or a portion of the security was held as collateral for open futures, options, securities sold short and/or swap agreements.
(p)	Step coupon bond. Rate as of January 31, 2023 is disclosed.
(q)	Century bond maturing in 2112.
(r)	Unfunded loan commitment. As of January 31, 2023, total value of unfunded loan commitment is $2,863.
(s)	7-day current yield as of January 31, 2023 is disclosed.
(t)	Security purchased with the cash proceeds from securities loaned. As of January 31, 2023, total cash collateral has a value of $15,105,175 and total non-cash collateral has a value of $21,193,768.
(u)	Discount rate at the time of purchase.
(v)	The notional amount is EUR.
(w)	The notional amount is GBP.
(x)	Securities sold short are not owned by the Fund and cannot produce income.
(y)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

Abbreviations:
10Y	10 Year
12MTA	12 Month Treasury Average
1M	1 Month
1Y	1 Year
3M	3 Month
5Y	5 Year
BATS	Better Alternative Trading System
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CME	Chicago Mercantile Exchange
CMT	Constant Maturity
CP	Commercial Paper
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
Freddie Mac	Federal Home Loan Mortgage Corporation
GO	Government Obligation
IO	Interest Only
JSC	Joint Stock Company

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
L.P.	Limited Partnership
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
PLC	Public Limited Company
REMIC	Real Estate Mortgage Investment Conduit
S&P	Standards & Poor's
SOFR	United States Secured Overnight Financing Rate
STACR	Structured Agency Credit Risk
Strip	Separate Trading of Registered Interest and Principal
TRB	Tax Revenue Bonds
USD	United States Dollar
EUR	Euro
COP	Colombian Peso
MXN	Mexican Peso
RUB	Russian Ruble
ZAR	South African Rand
CAD	Canadian Dollar
CLP	Chilean Peso
JPY	Japanese Yen
BRL	Brazilian Real

Futures Contracts outstanding at January 31, 2023: Exchange Traded

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro-BTP Italian Government Bond	1	3/08/2023	EUR	124,066	$(2,522)
10-Year U.S. Treasury Note	47	3/22/2023	USD	5,382,234	47,125
U.S. Treasury Long Bond	215	3/22/2023	USD	27,923,125	130,686
Ultra U.S. Treasury Bond	95	3/22/2023	USD	13,466,250	86,628
2-Year U.S. Treasury Note	234	3/31/2023	USD	48,121,734	(44,342)
5-Year U.S. Treasury Note	1,252	3/31/2023	USD	136,771,219	764,191
CME 3-Month SOFR	2	9/19/2023	USD	475,525	(7,225)
CME 3-Month SOFR	25	12/19/2023	USD	5,953,750	213
CME 3-Month SOFR	32	3/17/2026	USD	7,772,800	62,000
Total Long Contracts					$1,036,754
Short Contracts
30-Day Federal Funds	(128)	2/28/2023	USD	50,894,738	$(2,667)
30-Year Euro Buxl	(2)	3/08/2023	EUR	313,099	1,671
Euro-Bund	(1)	3/08/2023	EUR	148,744	618
10-Year Japanese Treasury Bond	(11)	3/13/2023	JPY	12,385,511	129,464
90-Day Eurodollar	(74)	3/13/2023	USD	17,577,775	(8,325)
10-Year U.S. Treasury Note	(213)	3/22/2023	USD	24,391,828	57,607
Ultra 10-Year U.S. Treasury Note	(61)	3/22/2023	USD	7,393,391	(11,420)

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Futures Contracts outstanding at January 31, 2023: Exchange Traded (continued)

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
CME 3-Month SOFR	(176)	6/20/2023	USD	41,872,600	$(4,514)
CME 3-Month SOFR	(376)	3/19/2024	USD	89,849,900	40,076
Total Short Contracts					$202,510
					$1,239,264

Forward Foreign Currency Exchange Contracts outstanding at January 31, 2023:

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)

03/15/23	Euro	1,080,000	U.S. Dollars	1,156,696	Goldman Sachs	$20,580
03/15/23	Euro	530,000	U.S. Dollars	567,189	Bank of America	10,548
03/15/23	Japanese Yen	104,163,000	U.S. Dollars	797,957	HSBC	6,900
02/06/23	Czech Republic Koruna	3,400,876	U.S. Dollars	150,000	JPMorgan Chase	5,444
03/15/23	Indonesian Rupiahs	1,715,946,628	U.S. Dollars	110,199	Citibank	4,114
03/15/23	Euro	200,000	U.S. Dollars	214,658	Citibank	3,356
03/15/23	Euro	210,000	U.S. Dollars	225,605	Standard Chartered Bank	3,310
03/15/23	Euro	100,000	U.S. Dollars	106,354	State Street	2,653
02/06/23	Chilean Pesos	114,263,580	U.S. Dollars	141,000	Barclays	2,397
02/06/23	Japanese Yen	19,276,629	U.S. Dollars	146,000	Deutsche Bank	2,206
03/15/23	Japanese Yen	23,000,000	U.S. Dollars	175,664	BNP	2,055
02/06/23	South Korean Won	63,912,500	U.S. Dollars	50,000	JPMorgan Chase	1,883
02/06/23	Euro	72,000	U.S. Dollars	76,513	Morgan Stanley	1,790
02/02/23	Brazilian Reals	129,982	U.S. Dollars	24,000	Goldman Sachs	1,606
02/06/23	Thai Baht	2,059,422	U.S. Dollars	61,000	JPMorgan Chase	1,424
02/06/23	Indonesian Rupiahs	771,000,000	U.S. Dollars	50,000	Morgan Stanley	1,420
02/06/23	Australian Dollars	66,000	U.S. Dollars	45,194	Deutsche Bank	1,402
03/15/23	Euro	290,000	U.S. Dollars	314,735	BNP	1,385
02/06/23	Hungarian Forints	10,566,877	U.S. Dollars	28,000	JPMorgan Chase	1,313
02/07/23	Mexican Pesos	701,488	U.S. Dollars	36,000	Goldman Sachs	1,210
03/15/23	U.S. Dollars	140,283	Japanese Yen	18,000,000	Deutsche Bank	1,199
02/06/23	Japanese Yen	6,397,192	U.S. Dollars	48,000	JPMorgan Chase	1,184
02/06/23	British Pounds	28,000	U.S. Dollars	33,372	HSBC	1,151
03/15/23	U.S. Dollars	70,682	Japanese Yen	9,000,000	Bank of America	1,140
02/06/23	Hungarian Forints	12,620,804	U.S. Dollars	34,000	Bank of America	1,010
03/14/23	Brazilian Reals	86,371	U.S. Dollars	16,000	Friedman Billings Ramsey	997

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Forward Foreign Currency Exchange Contracts outstanding at January 31, 2023: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
03/15/23	U.S. Dollars	109,148	Japanese Yen	14,000,000	HSBC	$972
03/14/23	Czech Republic Koruna	3,308,464	U.S. Dollars	150,000	Morgan Stanley	905
02/06/23	Norwegian Kroner	336,854	U.S. Dollars	33,000	Deutsche Bank	756
02/06/23	Swiss Francs	42,764	U.S. Dollars	46,000	JPMorgan Chase	739
02/02/23	Brazilian Reals	84,925	U.S. Dollars	16,000	JPMorgan Chase	730
02/06/23	U.S. Dollars	100,000	South African Rand	1,728,322	Citibank	720
02/06/23	U.S. Dollars	25,000	South African Rand	423,603	Goldman Sachs	667
02/06/23	Australian Dollars	24,000	U.S. Dollars	16,282	JPMorgan Chase	662
02/06/23	Chilean Pesos	14,037,750	U.S. Dollars	17,000	Citibank	617
02/07/23	Mexican Pesos	894,381	British Pounds	38,000	HSBC	587
03/15/23	Euro	79,428	U.S. Dollars	86,115	Barclays	467
02/06/23	Australian Dollars	35,000	Canadian Dollars	32,303	HSBC	431
02/06/23	British Pounds	34,000	U.S. Dollars	41,510	JPMorgan Chase	412
02/07/23	Mexican Pesos	949,950	U.S. Dollars	50,000	Toronto-Dominion Bank	389
02/06/23	Canadian Dollars	36,398	U.S. Dollars	27,000	Morgan Stanley	357
03/15/23	British Pounds	53,281	Euro	60,000	State Street	345
02/07/23	Mexican Pesos	628,483	U.S. Dollars	33,000	JPMorgan Chase	337
02/06/23	Euro	46,000	Polish Zloty	215,404	JPMorgan Chase	320
02/21/23	U.S. Dollars	32,442	South African Rand	559,906	Bank of America	319
03/15/23	U.S. Dollars	87,504	Euro	80,000	Bank of America	298
02/21/23	U.S. Dollars	41,181	South African Rand	712,720	Deutsche Bank	291
03/14/23	Japanese Yen	12,460,863	U.S. Dollars	96,000	JPMorgan Chase	269
03/15/23	Japanese Yen	4,860,000	U.S. Dollars	37,294	Citibank	259
02/02/23	Brazilian Reals	173,876	U.S. Dollars	34,000	Citibank	253
02/06/23	Colombian Pesos	160,106,000	U.S. Dollars	34,000	Citibank	252
02/06/23	Canadian Dollars	66,856	U.S. Dollars	50,000	Goldman Sachs	249
03/15/23	U.S. Dollars	31,156	Japanese Yen	4,000,000	JPMorgan Chase	248
02/06/23	U.S. Dollars	33,000	Norwegian Kroner	326,880	Deutsche Bank	243
02/06/23	U.S. Dollars	50,000	Indian Rupees	4,076,800	Morgan Stanley	237
03/15/23	Japanese Yen	4,140,000	U.S. Dollars	31,775	Deutsche Bank	215
02/06/23	U.S. Dollars	34,000	Colombian Pesos	157,958,560	Barclays	207
03/15/23	Japanese Yen	9,000,000	U.S. Dollars	69,346	State Street	197
02/06/23	U.S. Dollars	28,236	Thai Baht	925,522	State Street	182
02/06/23	Canadian Dollars	45,478	U.S. Dollars	34,000	JPMorgan Chase	182
02/06/23	Canadian Dollars	33,049	Australian Dollars	35,000	Morgan Stanley	129
03/14/23	Canadian Dollars	24,079	U.S. Dollars	18,000	HSBC	103
02/07/23	U.S. Dollars	36,000	Mexican Pesos	676,798	Morgan Stanley	100
03/15/23	U.S. Dollars	65,491	Euro	60,000	Morgan Stanley	87
03/15/23	Euro	40,000	U.S. Dollars	43,520	Deutsche Bank	83
02/06/23	U.S. Dollars	50,000	Japanese Yen	6,492,800	Toronto-Dominion Bank	81

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Forward Foreign Currency Exchange Contracts outstanding at January 31, 2023: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
02/06/23	Euro	32,000	Norwegian Kroner	346,492	JPMorgan Chase	$79
03/14/23	Chilean Pesos	27,302,000	U.S. Dollars	34,000	Citibank	79
03/14/23	Euro	26,000	U.S. Dollars	28,268	Bank of America	73
03/14/23	U.S. Dollars	39,544	British Pounds	32,000	HSBC	58
02/07/23	British Pounds	38,000	Mexican Pesos	882,342	JPMorgan Chase	52
02/06/23	Canadian Dollars	12,043	U.S. Dollars	9,000	Bank of America	51
03/15/23	Japanese Yen	7,000,000	U.S. Dollars	54,041	Goldman Sachs	47
02/06/23	Norwegian Kroner	329,752	U.S. Dollars	33,000	JPMorgan Chase	44
02/07/23	U.S. Dollars	50,464	New Zealand Dollars	78,000	Morgan Stanley	42
02/06/23	U.S. Dollars	33,928	Australian Dollars	48,000	Bank of America	40
03/15/23	Euro	60,000	British Pounds	52,972	State Street	37
03/15/23	Euro	40,000	U.S. Dollars	43,568	JPMorgan Chase	35
02/06/23	Australian Dollars	49,800	U.S. Dollars	35,125	Morgan Stanley	35
02/02/23	U.S. Dollars	34,000	Brazilian Reals	172,448	Goldman Sachs	29
02/06/23	U.S. Dollars	28,000	Hungarian Forints	10,084,054	UBS	27
03/14/23	South African Rand	838,631	U.S. Dollars	48,000	BNP	26
03/14/23	U.S. Dollars	50,460	New Zealand Dollars	78,000	HSBC	23
03/14/23	U.S. Dollars	33,000	Norwegian Kroner	328,547	HSBC	22
02/06/23	South African Rand	557,440	U.S. Dollars	32,000	BNP	21
02/06/23	U.S. Dollars	50,000	Indonesian Rupiah	749,410,000	Barclays	20
03/14/23	Australian Dollars	20,000	U.S. Dollars	14,126	Morgan Stanley	14
02/06/23	Singapore Dollars	32,857	U.S. Dollars	25,000	HSBC	12
02/06/23	U.S. Dollars	16,000	South Korean Won	19,696,410	BNP	11
02/06/23	Polish Zloty	216,834	Euro	46,000	JPMorgan Chase	10
03/14/23	Japanese Yen	3,387,113	Euro	24,000	JPMorgan Chase	8
03/15/23	Euro	572	U.S. Dollars	620	HSBC	3
Total Unrealized Appreciation						$99,472

02/06/23	Euro	24,000	Japanese Yen	3,395,783	JPMorgan Chase	$(7)
02/06/23	U.S. Dollars	14,000	South African Rand	243,889	BNP	(10)
03/14/23	U.S. Dollars	25,000	Singapore Dollars	32,831	HSBC	(11)
02/06/23	U.S. Dollars	14,106	Australian Dollars	20,000	Morgan Stanley	(14)
03/14/23	Euro	46,000	Polish Zloty	217,936	JPMorgan Chase	(16)
03/14/23	Hungarian Forints	10,206,698	U.S. Dollars	28,000	UBS	(17)
02/07/23	New Zealand Dollars	78,000	U.S. Dollars	50,444	HSBC	(22)
02/06/23	Norwegian Kroner	329,092	U.S. Dollars	33,000	HSBC	(22)
02/07/23	New Zealand Dollars	100,000	U.S. Dollars	64,668	JPMorgan Chase	(23)
03/14/23	South Korean Won	19,673,810	U.S. Dollars	16,000	BNP	(25)
02/21/23	U.S. Dollars	29,056	South African Rand	506,970	Toronto-Dominion Bank	(30)
02/06/23	U.S. Dollars	33,000	Norwegian Kroner	329,632	Goldman Sachs	(32)
02/16/23	U.S. Dollars	5,570	Colombian Pesos	26,238,713	Goldman Sachs	(33)

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Forward Foreign Currency Exchange Contracts outstanding at January 31, 2023: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
03/14/23	U.S. Dollars	35,174	Australian Dollars	49,800	Morgan Stanley	$(35)
03/02/23	Brazilian Reals	173,278	U.S. Dollars	34,000	Goldman Sachs	(36)
03/14/23	Mexican Pesos	888,614	British Pounds	38,000	JPMorgan Chase	(44)
03/14/23	U.S. Dollars	9,000	Canadian Dollars	12,040	Bank of America	(51)
02/06/23	British Pounds	32,000	U.S. Dollars	39,514	HSBC	(57)
03/15/23	Japanese Yen	9,000,000	U.S. Dollars	69,601	Goldman Sachs	(59)
02/21/23	U.S. Dollars	2,750	Euro	2,583	State Street	(61)
03/15/23	Euro	40,000	U.S. Dollars	43,671	Deutsche Bank	(69)
02/06/23	Indian Rupees	2,287,600	U.S. Dollars	28,000	Citibank	(76)
03/14/23	Norwegian Kroner	346,718	Euro	32,000	JPMorgan Chase	(78)
03/14/23	Mexican Pesos	681,100	U.S. Dollars	36,000	Morgan Stanley	(94)
02/06/23	U.S. Dollars	18,000	Canadian Dollars	24,085	HSBC	(102)
03/14/23	Indonesian Rupiahs	749,010,000	U.S. Dollars	50,000	Barclays	(103)
02/07/23	U.S. Dollars	50,000	Mexican Pesos	944,780	Citibank	(115)
03/14/23	Australian Dollars	35,000	Canadian Dollars	33,087	Morgan Stanley	(130)
03/14/23	Indian Rupees	4,086,750	U.S. Dollars	50,000	Morgan Stanley	(166)
03/14/23	Thai Baht	881,820	U.S. Dollars	27,000	State Street	(174)
02/06/23	U.S. Dollars	25,000	Singapore Dollars	33,079	BNP	(181)
02/06/23	Japanese Yen	3,369,357	Euro	24,000	HSBC	(196)
03/14/23	Colombian Pesos	159,121,360	U.S. Dollars	34,000	Barclays	(196)
02/06/23	U.S. Dollars	34,000	Canadian Dollars	45,522	UBS	(215)
02/16/23	U.S. Dollars	30,004	Colombian Pesos	141,620,600	Barclays	(236)
02/06/23	U.S. Dollars	68,000	Canadian Dollars	90,808	JPMorgan Chase	(251)
02/06/23	Norwegian Kroner	344,150	Euro	32,000	HSBC	(314)
02/06/23	U.S. Dollars	33,000	Norwegian Kroner	332,443	Bank of America	(314)
03/15/23	U.S. Dollars	21,471	Euro	20,000	Barclays	(331)
03/15/23	Euro	100,000	U.S. Dollars	109,346	BNP	(339)
02/06/23	U.S. Dollars	34,000	South Korean Won	42,319,800	BNP	(355)
02/06/23	U.S. Dollars	28,000	Indian Rupees	2,324,196	Goldman Sachs	(370)
02/06/23	U.S. Dollars	34,000	Thai Baht	1,133,900	Citibank	(370)
02/06/23	Indian Rupees	4,062,500	U.S. Dollars	50,000	JP Morgan Chase Bank, N.A.	(411)
02/06/23	U.S. Dollars	77,890	Euro	72,000	Bank of America	(413)
02/06/23	U.S. Dollars	34,000	Hungarian Forints	12,413,496	Bank of America	(435)
02/21/23	U.S. Dollars	31,542	Euro	29,383	Deutsche Bank	(443)
02/02/23	U.S. Dollars	16,000	Brazilian Reals	83,759	BNP	(500)
03/15/23	Euro	120,000	U.S. Dollars	131,348	Morgan Stanley	(539)
02/22/23	U.S. Dollars	50,000	Brazilian Reals	257,526	HSBC	(545)
02/06/23	U.S. Dollars	46,000	Swiss Francs	42,618	HSBC	(580)
02/07/23	U.S. Dollars	33,000	Mexican Pesos	634,716	Goldman Sachs	(668)
02/06/23	U.S. Dollars	144,000	Japanese Yen	18,819,168	JPMorgan Chase	(689)
02/02/23	U.S. Dollars	40,000	Brazilian Reals	206,753	JP Morgan Chase Bank, N.A.	(729)

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Forward Foreign Currency Exchange Contracts outstanding at January 31, 2023: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
03/15/23	U.S. Dollars	140,945	Euro	130,000	JPMorgan Chase	$(764)
02/06/23	U.S. Dollars	150,000	Czech Republic Koruna	3,299,852	Morgan Stanley	(827)
02/17/23	U.S. Dollars	46,000	Taiwan Dollars	1,403,690	Citibank	(828)
02/06/23	Japanese Yen	8,472,740	U.S. Dollars	66,000	JPMorgan Chase	(858)
02/06/23	South African Rand	1,010,123	U.S. Dollars	59,000	BNP	(976)
03/15/23	Japanese Yen	9,000,000	U.S. Dollars	70,616	Deutsche Bank	(1,074)
02/06/23	U.S. Dollars	54,300	British Pounds	45,000	Bank of America	(1,185)
02/06/23	South African Rand	813,702	U.S. Dollars	48,000	Barclays	(1,259)
02/06/23	U.S. Dollars	34,000	Chilean Pesos	28,169,000	Toronto-Dominion Bank	(1,351)
02/06/23	U.S. Dollars	58,998	British Pounds	49,000	JPMorgan Chase	(1,419)
02/06/23	U.S. Dollars	49,189	Australian Dollars	71,800	JPMorgan Chase	(1,502)
02/07/23	U.S. Dollars	63,034	New Zealand Dollars	100,000	Morgan Stanley	(1,611)
02/06/23	U.S. Dollars	66,000	Japanese Yen	8,795,688	BNP	(1,625)
03/15/23	U.S. Dollars	52,813	Euro	50,000	Standard Chartered Bank	(1,691)
02/21/23	U.S. Dollars	70,499	Mexican Pesos	1,369,250	Toronto-Dominion Bank	(1,964)
03/15/23	U.S. Dollars	87,274	Canadian Dollars	119,000	Toronto-Dominion Bank	(2,190)
02/06/23	U.S. Dollars	32,000	Chilean Pesos	27,260,691	BNP	(2,211)
03/14/23	U.S. Dollars	141,000	Chilean Pesos	114,953,070	Barclays	(2,488)
02/16/23	U.S. Dollars	37,302	Colombian Pesos	186,398,600	BNP	(2,500)
02/21/23	U.S. Dollars	71,672	Mexican Pesos	1,435,617	JPMorgan Chase	(4,303)
02/21/23	U.S. Dollars	231,735	Mexican Pesos	4,471,796	HSBC	(4,918)
02/21/23	U.S. Dollars	131,925	Mexican Pesos	2,591,491	Citibank	(5,220)
02/06/23	U.S. Dollars	92,000	Chilean Pesos	79,607,600	JPMorgan Chase	(7,905)
03/15/23	U.S. Dollars	439,785	Euro	412,000	UBS	(9,324)
03/15/23	U.S. Dollars	881,974	Euro	820,000	BNP	(11,884)
03/15/23	U.S. Dollars	1,163,352	Euro	1,079,380	Deutsche Bank	(13,247)
03/15/23	U.S. Dollars	906,115	Euro	844,620	Bank of America	(14,580)
03/15/23	U.S. Dollars	920,211	Japanese Yen	121,458,000	JPMorgan Chase	(18,282)
Total Unrealized Depreciation						$(129,318)
Net Unrealized Depreciation						$(29,846)

Written Call Option Contracts outstanding at January 31, 2023: Exchange Traded

Description	Number of Contracts	Notional Amount		Exercise Price	Expiration Date	Value
10-Year U.S. Treasury Note Future	4	USD	458,062	114.75	2/24/2023	$(2,625)

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Written Call Option Contracts outstanding at January 31, 2023: Exchange Traded (continued)

Description	Number of Contracts	Notional Amount		Exercise Price	Expiration Date	Value
10-Year U.S. Treasury Note Future	10	USD	1,145,156	115.50	2/24/2023	$(3,750)
10-Year U.S. Treasury Note Future	17	USD	1,946,766	117.00	2/24/2023	(1,594)
10-Year U.S. Treasury Note Future	20	USD	2,290,312	114.00	2/24/2023	(21,250)
10-Year U.S. Treasury Note Future	41	USD	4,695,141	116.50	2/24/2023	(6,406)
10-Year U.S. Treasury Note Future	64	USD	7,329,000	116.00	2/24/2023	(16,000)
3-Month SOFR Future	624	USD	148,223,400	95.44	2/10/2023	(3,900)
5-Year U.S. Treasury Note Future	8	USD	873,938	110.75	2/24/2023	(750)
5-Year U.S. Treasury Note Future	13	USD	1,420,149	110.25	2/24/2023	(2,234)
5-Year U.S. Treasury Note Future	18	USD	1,966,359	110.00	2/24/2023	(4,219)
5-Year U.S. Treasury Note Future	23	USD	2,512,570	110.50	2/24/2023	(2,875)
Euro-Bobl Future	6	EUR	703,800	120.00	2/24/2023	(261)
U.S. Treasury Long Bond Future	2	USD	283,500	131.00	2/3/2023	(781)
U.S. Treasury Long Bond Future	5	USD	649,375	135.00	2/24/2023	(938)
U.S. Treasury Long Bond Future	8	USD	1,039,000	132.00	2/24/2023	(5,625)
Total Written Call Options Contracts (Premiums Received $140,082)						$(73,208)

Written Put Option Contracts outstanding at January 31, 2023: Exchange Traded

Description	Number of Contracts	Notional Amount		Exercise Price	Expiration Date	Value
10-Year U.S. Treasury Note Future	1	USD	114,516	112.50	2/24/2023	$(172)
10-Year U.S. Treasury Note Future	10	USD	1,145,156	114.50	2/24/2023	(7,656)
2-Year U.S. Treasury Note Future	91	USD	18,714,008	102.62	2/24/2023	(25,594)
5-Year U.S. Treasury Note Future	13	USD	1,420,149	108.00	2/24/2023	(1,727)
5-Year U.S. Treasury Note Future	40	USD	4,369,688	108.50	2/24/2023	(9,687)
U.S. Treasury Long Bond Future	4	USD	519,500	130.00	2/24/2023	(6,313)
U.S. Treasury Long Bond Future	8	USD	1,039,000	129.00	2/24/2023	(9,000)
U.S. Treasury Long Bond Future	18	USD	2,337,750	128.00	2/24/2023	(13,781)
Total Written Put Options Contracts (Premiums Received $93,546)						$(73,930)

Written Call Option Contracts outstanding at January 31, 2023: Over the Counter

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value
Brazilian Real vs. U.S. Dollar	UBS	1	USD	33,000	BRL	5.30	2/16/2023	$(115)
Brazilian Real vs. U.S. Dollar	HSBC Bank	1	USD	33,000	BRL	5.30	2/16/2023	(115)
Canadian Dollar vs. U.S. Dollar	UBS	2	USD	66,000	CAD	1.36	2/17/2023	(75)
Colombian Peso vs. Euro	UBS	1	EUR	15,000	COP	5,200.00	3/23/2023	(357)

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Written Call Option Contracts outstanding at January 31, 2023: Over the Counter (continued)

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value
Colombian Peso vs. Euro	Bank of America	1	EUR	15,000	COP	5,200.00	3/23/2023	$(357)
Japanese Yen vs. U.S. Dollar	Citibank	1	USD	57,000	JPY	142.00	3/10/2023	(13)
Japanese Yen vs. U.S. Dollar	UBS	1	USD	57,000	JPY	142.00	3/10/2023	(13)
Mexican Peso vs. U.S. Dollar	Deutsche Bank	1	USD	16,000	MXN	19.50	2/7/2023	(5)
Mexican Peso vs. U.S. Dollar	UBS	1	USD	16,000	MXN	19.50	2/7/2023	(5)
South African Rand vs. U.S. Dollar	UBS	1	USD	17,000	ZAR	18.00	3/23/2023	(232)
South African Rand vs. U.S. Dollar	Goldman Sachs	1	USD	17,000	ZAR	18.00	3/23/2023	(232)
U.S. Dollar vs. Euro	Bank of America	1	EUR	510,000	USD	1.10	3/7/2023	(3,525)
U.S. Dollar vs. Euro	Citibank	2	EUR	154,000	USD	1.10	3/9/2023	(1,125)
Total Written OTC Call Options Contracts (Premiums Received $7,749)								$(6,169)

Written Put Option Contracts outstanding at January 31, 2023: Over the Counter

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value
Chilean Peso vs. U.S. Dollar	Bank of America	2	USD	50,000	CLP	810.00	3/16/2023	$(1,611)
Colombian Peso vs. Euro	UBS	2	EUR	78,000	COP	4,750.00	3/23/2023	(267)
Hungarian Forint vs. U.S. Dollar	Bank of America	2	USD	46,000	HUF	390.00	2/17/2023	(3,605)
Mexican Peso vs. U.S. Dollar	UBS	2	USD	32,000	MXN	19.25	2/7/2023	(706)
South African Rand vs. U.S. Dollar	Goldman Sachs	1	USD	50,000	ZAR	16.45	3/23/2023	(209)
South African Rand vs. U.S. Dollar	UBS	1	USD	50,000	ZAR	16.45	3/23/2023	(209)
U.S. Dollar vs. British Pound	UBS	1	GBP	32,000	USD	1.16	2/2/2023	—
U.S. Dollar vs. British Pound	Morgan Stanley	1	GBP	32,000	USD	1.17	2/2/2023	—
Total Written OTC Put Options Contracts (Premiums Received $4,375)								$(6,607)

Written Call Interest Rate Swaption Contracts outstanding at January 31, 2023: Over the Counter

Description	Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Counterparty	Expiration Date	Exercise Rate	Notional Amount	Value
Interest Rate Swap Maturing 01/08/2034	3.16% (Semi-Annually)	1-Day USD SOFR (Annually)	Deutsche Bank	1/08/2034	3.16%	1,857,000	$(68,836)

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Written Call Interest Rate Swaption Contracts outstanding at January 31, 2023: Over the Counter (continued)

Description	Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Counterparty	Expiration Date	Exercise Rate	Notional Amount	Value
Interest Rate Swap Maturing 01/10/2034	3.15% (Semi-Annually)	1-Day USD SOFR (Annually)	JPMorgan Chase	1/10/2034	3.15%	1,857,000	$(68,152)
Interest Rate Swap Maturing 01/12/2034	3.16% (Semi-Annually)	1-Day USD SOFR (Annually)	Morgan Stanley	1/12/2034	3.11	5,195,000	(179,999)
Interest Rate Swap Maturing 02/03/2036	3.04% (Semi-Annually)	1-Day USD SOFR (Annually)	Deutsche Bank	2/03/2036	3.04	566,000	(28,507)
Interest Rate Swap Maturing 07/05/2024	3.40% (At Maturity)	1-Day USD SOFR (At Maturity)	Goldman Sachs	7/05/2024	3.40	83,096,000	(11,160)
Interest Rate Swap Maturing 07/18/2024	3.50% (At Maturity)	1-Day USD SOFR (At Maturity)	Goldman Sachs	7/18/2024	3.50	83,096,000	(19,511)
Interest Rate Swap Maturing 12/21/2033	3.16% (Semi-Annually)	1-Day USD SOFR (Annually)	Morgan Stanley	12/21/2033	3.11	6,039,700	(201,533)
Total Written OTC Call Swaptions Contracts (Premiums Received $698,539)							$(577,698)

Written Put Interest Rate Swaption Contracts outstanding at January 31, 2023: Over the Counter

Description	Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Counterparty	Expiration Date	Exercise Rate	Notional Amount	Value
Interest Rate Swap Maturing 01/08/2034	1-Day USD SOFR (Annually)	3.16% (Semi-Annually)	Deutsche Bank	1/8/2034	3.16%	1,857,000	$(49,814)
Interest Rate Swap Maturing 01/10/2034	1-Day USD SOFR (Annually)	3.15% (Semi-Annually)	JPMorgan Chase	1/10/2034	3.15	1,857,000	(50,741)
Interest Rate Swap Maturing 01/12/2034	1-Day USD SOFR (Annually)	3.11% (Semi-Annually)	Morgan Stanley	1/12/2034	3.11	5,195,000	(150,475)
Interest Rate Swap Maturing 02/03/2036	1-Day USD SOFR (Annually)	3.04% (Semi-Annually)	Deutsche Bank	2/3/2036	3.04	566,000	(27,009)
Interest Rate Swap Maturing 12/21/2033	1-Day USD SOFR (Annually)	3.11% (Semi-Annually)	Morgan Stanley	12/21/2033	3.11	6,039,700	(172,293)
Total Written OTC Put Swaptions Contracts (Premiums Received $588,437)							$(450,332)

Interest Rate Swap Contracts outstanding at January 31, 2023: Exchange Traded

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Maturity Date		Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
28-Day MXN-TIIE-BANXICO (Monthly)	10.17% (Monthly)	9/14/2023	MXN	3,865,000	$(1,282)	$—	$(1,282)

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Interest Rate Swap Contracts outstanding at January 31, 2023: Exchange Traded (continued)

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Maturity Date		Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
28-Day MXN-TIIE-BANXICO (Monthly)	10.30% (Monthly)	9/18/2023	MXN	3,078,000	$(885)	$—	$(885)
6.15% (Quarterly)	3M PLN WIBOR (Quarterly)	4/11/2024	PLN	558,000	775	—	775
0.22% (Annually)	1-Day JPY TONAR (Annually)	1/20/2025	JPY	809,024,375	(6,236)	—	(6,236)
0.23% (Annually)	1-Day JPY TONAR (Annually)	1/20/2025	JPY	271,475,625	(2,214)	—	(2,214)
3M ZAR JIBAR (Quarterly)	7.20% (Quarterly)	3/20/2025	ZAR	4,707,000	279	—	279
1-Day EUR ESTR (Annually)	2.26% (Annually)	1/22/2027	EUR	350,000	(1,054)	—	(1,054)
2.70% (Annually)	2-Day USD SOFR (Annually)	1/22/2027	USD	390,000	1,035	—	1,035
1-Day EUR ESTR (Annually)	2.29% (Annually)	1/28/2027	EUR	490,000	(1,091)	—	(1,091)
2.78% (Annually)	2-Day USD SOFR (Annually)	1/28/2027	USD	550,000	639	—	639
6.87% (Semi-Annually)	3M PLN WIBOR (Semi-Annually)	9/29/2027	PLN	92,600	(1,223)	—	(1,223)
6.99% (Semi-Annually)	6M PLN WIBOR (Semi-Annually)	9/30/2027	PLN	133,000	(1,774)	—	(1,774)
1-Day GBP Sterling Overnight Index Average Rate (At Maturity)	3.19% (At Maturity)	1/12/2028	GBP	540,000	7	(121)	128
1-Day GBP Sterling Overnight Index Average Rate (At Maturity)	3.21% (At Maturity)	1/18/2028	GBP	530,000	125	29	96
28-Day MXN-TIIE-BANXICO (Monthly)	8.42% (Monthly)	1/20/2028	MXN	1,953,000	(395)	—	(395)
1-Day EUR ESTR (At Maturity)	2.10% (At Maturity)	1/21/2028	EUR	860,000	(2,227)	21	(2,248)
1-Day EUR ESTR (At Maturity)	2.13% (At Maturity)	1/21/2028	EUR	580,000	(1,334)	102	(1,436)
1-Day GBP Sterling Overnight Index Average Rate (At Maturity)	3.17% (At Maturity)	1/26/2028	GBP	520,000	(108)	20	(128)
1-Day EUR ESTR (At Maturity)	2.19% (At Maturity)	1/27/2028	EUR	1,460,000	(2,586)	(213)	(2,373)
5.67% (Semi-Annually)	6M PLN WIBOR (Semi-Annually)	3/15/2028	PLN	130,000	(372)	—	(372)
5.92% (Semi-Annually)	6M PLN WIBOR (Semi-Annually)	3/15/2028	PLN	357,000	(1,870)	—	(1,870)
5.99% (Semi-Annually)	6M PLN WIBOR (Semi-Annually)	3/15/2028	PLN	128,000	(756)	—	(756)
1.13% (Annually)	2-Day USD SOFR (Annually)	8/15/2028	USD	15,840,000	1,951,191	41,531	1,909,660
1.22% (Annually)	2-Day USD SOFR (Annually)	8/15/2028	USD	4,412,000	521,799	(1,493)	523,292
2.85% (Annually)	2-Day USD SOFR (Annually)	2/15/2029	USD	2,329,000	65,260	8,416	56,844
3.27% (Annually)	2-Day USD SOFR (Annually)	4/30/2029	USD	4,174,000	20,914	(68,803)	89,717
3.85% (Annually)	2-Day USD SOFR (Annually)	6/30/2029	USD	5,264,000	(158,868)	6,302	(165,170)
3.25% (Annually)	2-Day USD SOFR (Annually)	9/30/2029	USD	2,157,000	1,332	921	411
2.00% (Annually)	2-Day USD SOFR (Annually)	3/18/2032	USD	2,112,000	209,029	15,611	193,418
6M EUR EURIBOR (Semi-Annually)	2.44% (Annually)	7/14/2032	EUR	157,000	(2,308)	—	(2,308)
9.25% (Monthly)	28-Day MXN-TIIE-BANXICO (Monthly)	9/17/2032	MXN	1,824,000	(5,330)	—	(5,330)
2-Day USD SOFR (Annually)	3.26% (Annually)	1/13/2033	USD	780,000	2,257	—	2,257
3.15% (Annually)	2-Day USD SOFR (Annually)	5/15/2048	USD	14,257,000	(187,634)	(34,236)	(153,398)
2.50% (Annually)	2-Day USD SOFR (Annually)	4/21/2052	USD	115,000	11,208	104	11,104
Total					$2,406,303	$(31,809)	$2,438,112

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Interest Rate Swap Contracts outstanding at January 31, 2023: Over the Counter

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Counterparty	Maturity Date		Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1.42% (Semi-Annually)	1-Day CLP CLICP (Semi-Annually)	Bank of America	4/1/2023	CLP	357,254,000	$22,565	$—	$22,565
1-Day CLP CLICP (Semi-Annually)	1.65% (Semi-Annually)	Bank of America	5/28/2023	CLP	357,254,000	(21,496)	—	(21,496)
1-Day BRL BZDIO (At Maturity)	14.49% (At Maturity)	Goldman Sachs	1/2/2024	BRL	428,454	787	—	787
1-Day BRL BZDIO (At Maturity)	13.97% (At Maturity)	Citibank	1/2/2024	BRL	416,000	341	—	341
1-Day BRL BZDIO (At Maturity)	13.98% (At Maturity)	Citibank	1/2/2024	BRL	391,638	323	—	323
1-Day BRL BZDIO (At Maturity)	12.85% (At Maturity)	Citibank	1/2/2025	BRL	803,455	53	—	53
1-Day BRL BZDIO (At Maturity)	11.69% (At Maturity)	Citibank	1/2/2025	BRL	266,000	(1,519)	—	(1,519)
1-Day BRL BZDIO (At Maturity)	11.65% (At Maturity)	JPMorgan Chase	1/2/2025	BRL	190,918	(1,127)	—	(1,127)
Total						$(73)	$—	$(73)
Credit Default Swap Contracts outstanding - Buy Protection as of January 31, 2023:
Exchange Traded
Reference Obligation	Fixed Deal Pay Rate	Maturity Date		Notional Amount	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Markit iTraxx Europe Main Index Series 38 (Pay Quarterly)	5.00%	12/20/2027	EUR	55,000	$(2,358)	$(1,798)	$(560)
Total					$(2,358)	$(1,798)	$(560)

Credit Default Swap Contracts outstanding - Sell Protection as of January 31, 2023: Exchange Traded

Reference Obligation	Implied Credit Spread	Fixed Deal Receive Rate	Maturity Date		Notional Amount(1)	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Markit CDX North America Investment Grade Index Series 39 (Pay Quarterly)	0.72%	1.00%	12/20/2027	USD	84,820,000	$1,150,757	$(125,629)	$1,276,386
Markit iTraxx Europe Main Index Series 38 (Pay Quarterly)	0.79%	1.00%	12/20/2027	EUR	260,000	2,937	2,387	550
Markit CDX North America Investment Grade Index Series 39 (Pay Quarterly)	1.11%	1.00%	12/20/2032	USD	8,640,000	(65,932)	(69,285)	3,353
Total						$1,087,762	$(192,527)	$1,280,289

(1)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Credit Default Swap Contracts outstanding - Buy Protection at January 31, 2023: Over the Counter

Reference Obligation	Fixed Deal Pay Rate	Maturity Date	Counterparty		Notional Amount	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Federal Republic of Brazil, 4.25%, Due: 01/07/2025 (Pay Quarterly)	1.00%	12/20/2024	Barclays	USD	336,000	$(375)	$3,164	$(3,539)
Abbott Laboratories 3.40% 11/30/2023 (Pay Quarterly)	1.00%	6/20/2027	JPMorgan Chase	USD	129,278	(3,446)	(2,639)	(807)
Federal Republic of Brazil, 4.25%, Due: 01/07/2025 (Pay Quarterly)	1.00%	12/20/2027	Barclays	USD	206,700	11,158	13,282	(2,124)
Republic of Chile, 3.24%, Due: 02/06/2028 (Pay Quarterly)	1.00%	12/20/2027	Barclays	USD	79,000	(113)	1,061	(1,174)
Republic of Colombia, 10.38%, Due: 01/28/2033 (Pay Quarterly)	1.00%	12/20/2027	BNP Paribas	USD	99,000	6,726	7,083	(357)
Republic of Colombia, 10.38%, Due: 01/28/2033 (Pay Quarterly)	1.00%	12/20/2027	Citibank	USD	93,334	6,341	6,148	193
Republic of Colombia, 10.38%, Due: 01/28/2033 (Pay Quarterly)	1.00%	12/20/2027	Barclays	USD	79,000	5,368	6,402	(1,034)
Republic of Indonesia, 4.13%, Due: 01/15/2025 (Pay Quarterly)	1.00%	12/20/2027	Goldman Sachs	USD	47,000	(311)	339	(650)
Republic of Philippines, 10.63%, Due: 03/16/2025 (Pay Quarterly)	1.00%	12/20/2027	Goldman Sachs	USD	99,269	(511)	56	(567)
United Mexican States, 4.15%, Due: 03/28/2027 (Pay Quarterly)	1.00%	12/20/2027	Morgan Stanley	USD	64,530	474	1,236	(762)
United Mexican States, 4.15%, Due: 03/28/2027 (Pay Quarterly)	1.00%	12/20/2027	Deutsche Bank	USD	55,000	411	951	(540)
United Mexican States, 4.15%, Due: 03/28/2027 (Pay Quarterly)	1.00%	12/20/2027	Bank of America	USD	37,000	272	415	(143)
United Mexican States, 4.15%, Due: 03/28/2027 (Pay Quarterly)	1.00%	12/20/2027	Goldman Sachs	USD	31,000	228	653	(425)
Total						$26,222	$38,151	$(11,929)

Credit Default Swap Contracts outstanding - Sell Protection at January 31, 2023: Over the Counter

Reference Obligation	Implied Credit Spread	Fixed Deal Receive Rate	Maturity Date	Counterparty		Notional Amount(1)	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Petroles Mexicanos 6.63% 06/15/2035 (Pay Quarterly)	3.18%	1.00%	12/20/2024	Goldman Sachs	USD	18,000	$(669)	$(1,439)	$770
Total							$(669)	$(1,439)	$770

(1)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Valuation Hierarchy
The following is a summary of the inputs used, as of January 31, 2023, in valuing the Fund's investments carried at fair value:
Morningstar Total Return Bond Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Asset-Backed Securities	$—	$31,841,192	$—	$31,841,192
Corporate Bonds	—	158,504,206	117,433	158,621,639
Foreign Issuer Bonds	—	51,204,927	—	51,204,927
Mortgage-Backed Securities	—	244,443,552	—	244,443,552
Municipal Bonds	—	2,274,800	—	2,274,800
Term Loans	—	963,508	—	963,508
U.S. Government Obligations	—	108,977,656	—	108,977,656
Investment Companies	187,651,606	—	—	187,651,606
Short-Term Investments	53,994,823	22,032,909	—	76,027,732
Purchased Options	104,433	145,785	—	250,218
Total Assets – Investments at value	$241,750,862	$620,388,535	$117,433	$862,256,830
Liabilities:
Mortgage-Backed Securities	$—	$(17,102,871)	$—	$(17,102,871)
U.S. Government Obligations	—	(64,522)	—	(64,522)
Total Liabilities – Investments at value	$—	$(17,167,393)	$—	$(17,167,393)
Net Investments	$241,750,862	$603,221,142	$117,433	$845,089,437

Morningstar Total Return Bond Fund	Level 1	Level 2	Level 3	Totals
Derivative Financial Instruments
Assets:
Futures Contracts	$1,320,279	$—	$—	$1,320,279
Forward Foreign Currency Exchange Contracts	—	99,472	—	99,472
Swap Agreements	—	3,994,591	—	3,994,591
Total Assets - Derivative Financial Instruments	$1,320,279	$4,094,063	$—	$5,414,342
Liabilities:
Futures Contracts	$(81,015)	$—	$—	$(81,015)
Forward Foreign Currency Exchange Contracts	—	(129,318)	—	(129,318)
Written Options	(118,919)	(1,069,025)	—	(1,187,944)
Swap Agreements	—	(477,404)	—	(477,404)
Total Liabilities - Derivative Financial Instruments	$(199,934)	$(1,675,747)	$—	$(1,875,681)
Net Derivative Financial Instruments	$1,120,345	$2,418,316	$—	$3,538,661

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments
Morningstar Municipal Bond Fund
	Par	Value
Municipal Bonds – 83.8%
Alabama – 2.9%
Alabama State Corrections Institution Finance Authority Revenue Bonds, 5.25%, 7/01/47	$500,000	$557,081
Black Belt Energy Gas District Gas Prepay Revenue Bonds, Series A-1, Project No. 4, 4.00%, 6/01/25	990,000	997,748
Black Belt Energy Gas District Gas Prepay Revenue Bonds, Series A-1, Project No. 5, 4.00%, 10/01/26(a)(b)(c)	525,000	526,519
Black Belt Energy Gas District Gas Project Revenue Bonds, Series C-1, 5.25%, 6/01/29(a)(b)(c)	1,030,000	1,104,686
Black Belt Energy Gas District Gas Supply Revenue Refunding Bonds, 4.00%, 12/01/31(a)(b)(c)	500,000	505,051
Black Belt Energy Gas District Project Variable Revenue Bonds, Series B-2, (SIFMA Municipal Swap Index Yield + 0.65%), 2.52%, 10/01/27(a)(c)	250,000	240,159
Black Belt Energy Gas District Revenue Bonds, Project No. 7, 4.00%, 12/01/26(a)(b)(c)	2,110,000	2,113,536
Jefferson County Sewer Warrants Senior Lien Revenue Bonds, Series A (AGM Insured), 5.50%, 10/01/53	300,000	309,189
Lower Alabama Gas District Gas Project Revenue Bonds, 4.00%, 12/01/25(a)(b)(c)	500,000	502,263
Mobile Industrial Development Board PCR Bonds, Alabama Power Company Barry Plant Project, 1.00%, 6/26/25(a)(b)(c)	1,000,000	958,812
Southeast Alabama State Gas Supply District Revenue Bonds, Series A, Project No. 2, 4.00%, 6/01/24(a)(b)(c)	600,000	601,338
	Par	Value
Alabama (Continued)
Southeast Energy Authority Commodity Supply Revenue Bonds, Series B-1, Project No. 4, 5.00%, 8/01/28(a)(b)(c)	$150,000	$157,191
Tuscaloosa County IDA Gulf Opportunity Zone Revenue Refunding Bonds, Series A, Hunt Refining Project, 5.25%, 5/01/44(d)	410,000	365,190
University of South Alabama University Revenue Bonds (BAM Insured), 5.00%, 4/01/27	375,000	411,181
University of West Alabama University Revenue Refunding Bonds (AGM Insured), 5.00%, 1/01/27	505,000	544,425
		9,894,369
Arizona – 0.8%
Arizona State IDA Education Revenue Bonds, Series B, Jerome Facilities Project, Social Bonds,
4.00%, 7/01/51	175,000	148,754
4.00%, 7/01/61	250,000	203,885
Phoenix Civic Improvement Corp., Airport Senior Lien Revenue Refunding Bonds (AMT),
5.00%, 7/01/28	490,000	493,807
5.00%, 7/01/30	250,000	251,812

Pima County IDA Education Revenue Facility Revenue Bonds, Paideia Academies Project, 6.13%, 7/01/45(d)	240,000	242,041
Pima County IDA Education Revenue Refunding Bonds, Series A, 4.00%, 12/15/24(d)	260,000	258,004
Salt River Project Agricultural Improvement & Power District Electric Revenue Bonds, Salt River Project, 5.00%, 1/01/32	400,000	470,514
Salt River Project Agricultural Improvement & Power District Electric System Revenue Refunding Bonds, Series A, 5.00%, 12/01/45	500,000	526,544
		2,595,361

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Arkansas – 0.1%
Bentonville Sales & Use Tax Revenue Refunding Bonds, Series B, 1.05%, 11/01/46	$385,000	$376,639
California – 6.7%
Anaheim Public Financing Authority Lease Revenue Refunding Bonds, Series A, Prerefunded, 5.00%, 5/01/24(e)	250,000	258,342
Bay Area Toll Bridge Authority Variable Revenue Refunding Bonds, San Francisco Bay,
(SIFMA Municipal Swap Index Yield + 0.28%), 2.15%, 4/01/24(a)(c)	250,000	249,999
(SIFMA Municipal Swap Index Yield + 0.45%), 2.32%, 4/01/26(a)(c)	2,000,000	1,970,695

California HFA Municipal Certificates Revenue Bonds, Series 2, Class A, 4.00%, 3/20/33	237,740	240,950
California PFA Revenue Refunding Bonds, Henry Mayo Newhall Hospital, 5.00%, 10/15/47	580,000	585,301
California State GO Unlimited Bonds, 4.25%, 9/01/52	125,000	128,379
California State GO Unlimited Refunding Bonds, 4.00%, 11/01/37	1,400,000	1,468,564
California State Health Facilities Financing Authority Revenue Bonds, City of Hope Obligated Group, 5.00%, 11/15/49	500,000	511,670
California State Health Facilities Financing Authority Revenue Refunding Bonds, Cedars Sinai Health System, 5.00%, 8/15/51	550,000	604,736
California State Infrastructure & Economic Development Bank National Charter Equitable School Revolving Fund Revenue Bonds, 5.00%, 11/01/57	100,000	103,508
	Par	Value
California (Continued)

California State Infrastructure & Economic Development Bank Revenue Refunding Bonds, Los Angeles County Museum of Natural History Foundation, 4.00%, 7/01/50	$1,510,000	$1,422,363
California State Municipal Finance Authority Refunding COPS, Series A, Palomar Health (AGM Insured), 5.25%, 11/01/52	110,000	119,234
California State Municipal Finance Authority Revenue Bonds, Charter School John Adams Academies-Lincoln Project, 5.00%, 10/01/57(d)	330,000	303,596
California State Municipal Finance Authority Revenue Refunding Bonds, Series A, Eisenhower Medical Center, 5.00%, 7/01/25	650,000	677,192
California State Municipal Finance Authority Senior Living Revenue Bonds, Mt. San Antonio Garden, 2.12%, 11/15/26	250,000	230,520
California State Municipal Finance Authority Senior Living Revenue Refunding Bonds, Mt. San Antonio Gardens Project, 5.00%, 11/15/39	300,000	297,622
California State Municipal Finance Authority Student Housing Revenue Bonds, CHF-Davis I, LLC-West Village, 5.00%, 5/15/36	1,130,000	1,180,661
California State Municipal Finance Authority Student Housing Revenue Bonds, Series A-P3, Claremont Colleges Project, 5.00%, 7/01/30(d)	320,000	325,719
California State Municipal Finance Authority Student Housing Revenue Bonds, UCR North District Phase 1 (BAM Insured), 5.00%, 5/15/28	500,000	551,494

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
California (Continued)

California State School Finance Authority Charter School Revenue Bonds, Series A, John Adams Academies, 5.00%, 7/01/52(d)	$520,000	$481,574
California State University Systemwide Revenue Bonds, Series C, 4.00%, 11/01/45	200,000	202,851
California Statewide Communities Development Authority Revenue Bonds, Lancer Educational Standard Housing Project, 5.00%, 6/01/34(d)	375,000	377,807
California Statewide Communities Development Authority Revenue Bonds, Loma Linda University Medical, 5.50%, 12/01/58(d)	500,000	506,650
California Statewide Communities Development Authority Revenue Bonds, Series A, Enloe Medical Center (AGM Insured), 5.25%, 8/15/52	450,000	486,763
California Statewide Communities Development Authority Revenue Bonds, Series A, Loma Linda University Medical Center, 5.25%, 12/01/56(d)	250,000	250,440
California Statewide Communities Development Authority Special Assessment Bonds, Statewide Community Infrastructure Program, 5.00%, 9/02/34	100,000	108,846
California Tobacco Securitization Agency Tobacco Settlement Senior Revenue Refunding Bonds, Series A, 4.00%, 6/01/40	300,000	292,652
Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue Refunding Bonds, Merged Redevelopment Project Area (BAM Insured), 4.00%, 8/01/26	250,000	261,760
	Par	Value
California (Continued)

Compton Community Redevelopment Agency Successor Agency Tax Allocation Revenue Refunding Bonds, Series A (AGM Insured), 5.00%, 8/01/42	$250,000	$274,689
CSCDA Community Improvement Authority Essential Housing Mezzanine Lien Revenue Bonds, City of Orange, 4.00%, 3/01/57(d)	200,000	151,549
Foothill Eastern Transportation Corridor Agency Toll Road Junior Lien Revenue Bonds, Series C, 5.00%, 1/15/26	200,000	210,829
Foothill Eastern Transportation Corridor Agency Toll Road Junior Lien Revenue Refunding Bonds, Series C, 4.00%, 1/15/43	250,000	246,829
Fresno Airport Revenue Refunding Bonds, Series B (AMT) (BAM Insured), 5.00%, 7/01/28	390,000	393,030
Los Angeles Department of Airports Airport Subordinate Revenue Bonds (AMT), Los Angeles International Airport, 5.00%, 5/15/34	510,000	538,005
Los Angeles Department of Airports Airport Subordinate Revenue Bonds, Series C (AMT), Los Angeles International Airport, 5.00%, 5/15/29	1,000,000	1,093,857
Los Angeles Department of Airports Subordinate Revenue Bonds, Series A (AMT), Private Activity, 4.00%, 5/15/41	1,000,000	988,759
Mesa Water District COPS, 4.00%, 3/15/39	300,000	312,094
Newman-Crows Landing Unified School District GO Unlimited CABS, 0.00%, 8/01/25(f)	250,000	232,071
Port of Oakland Intermediate Lien Revenue Refunding Bonds (AMT), 5.00%, 11/01/29	250,000	281,389

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
California (Continued)

Rocklin Community Facilities District No. 10 Special Tax Bonds, 5.00%, 9/01/34	$150,000	$155,714
Sacramento Railyards Community Facilities District No. 2018 Special Tax Bonds, 5.25%, 9/01/47(d)	550,000	566,424
San Diego County Regional Airport Authority Subordinate Revenue Refunding Bonds, Series A, 4.00%, 7/01/37	300,000	305,097
San Diego County Regional Airport Authority Subordinate Revenue Refunding Bonds, Series B (AMT), 5.00%, 7/01/39	525,000	560,602
San Francisco City & County Airports Commission International Airport Revenue Bonds, Series A (AMT), 5.00%, 5/01/44	250,000	262,552
Sunnyvale Financing Authority Lease Revenue Bonds, Green Bonds, Civic Center Project, 4.00%, 4/01/34	865,000	944,425
Susanville Natural Gas Revenue Refunding Bonds, Natural Gas Enterprise (AGM Insured), 3.00%, 6/01/26	595,000	607,889
Tobacco Securitization Authority of Southern California Tobacco Settlement Revenue Refunding Bonds, San Diego Asset Securities, 5.00%, 6/01/35	100,000	109,123
		22,434,815
Colorado – 3.5%
Aurora Crossroads Metropolitan District No. 2 Senior Lien GO Limited Bonds, Series A, 5.00%, 12/01/40	500,000	474,177
Colorado Educational & Cultural Authority Revenue Refunding Bonds, Prospect Ridge Academy Project (Moral Obligation Insured),
5.00%, 3/15/25	485,000	505,054
5.00%, 3/15/26	510,000	541,707
5.00%, 3/15/29	590,000	654,735
	Par	Value
Colorado (Continued)
Colorado Educational & Cultural Authority Revenue Refunding Bonds, Prospect Ridge Academy Project (Moral Obligation Insured),
5.00%, 3/15/30	$310,000	$347,570
5.00%, 3/15/35	590,000	646,435

Colorado High Performance Transportation Enterprise Revenue Bonds, C-470 Express Lane, 5.00%, 12/31/56	1,000,000	982,317
Colorado State Bridge Enterprise Revenue Bonds (AMT), Central 70 Project, 4.00%, 12/31/24	630,000	640,881
Colorado State COPS,
6.00%, 12/15/40	1,000,000	1,232,759
6.00%, 12/15/41	500,000	613,025
Colorado State COPS, Series A,
4.00%, 12/15/35	1,250,000	1,314,844
4.00%, 12/15/36	200,000	209,478

Colorado State Health Facilities Authority Revenue Refunding Bonds, Parkview Medical Center, Inc., Project, Series B, 5.00%, 9/01/29	1,000,000	1,044,441
Denver City & County Airport Revenue Refunding Bonds, Series D (AMT),
5.00%, 11/15/24	500,000	518,625
5.75%, 11/15/41	325,000	381,087

Denver City & County Airport System Subordinate Revenue Refunding Bonds, Series A (AMT), 5.25%, 12/01/43	500,000	532,363
Denver Convention Center Hotel Authority Senior Revenue Refunding Bonds, 5.00%, 12/01/40	250,000	251,655

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Colorado (Continued)

Park Creek Metropolitan District Revenue Refunding Bonds, Series A (NATL, IBC Insured), 5.00%, 12/01/45	$500,000	$516,439
Public Authority for Colorado State Energy Natural Gas Purchase Revenue Bonds, 6.50%, 11/15/38	250,000	309,716
		11,717,308
Connecticut – 1.6%
Bridgeport GO Unlimited Bonds, Series A, 5.00%, 8/01/27	275,000	304,215
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series K, Sacred Heart University, 5.00%, 7/01/27	400,000	438,913
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Forward Delivery, Stamford Hospital Issue, 4.00%, 7/01/42	250,000	233,180
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Series B-1, 5.00%, 1/01/25(a)(b)(c)	500,000	521,172
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Series F, Masonicare Issue, 5.00%, 7/01/27	220,000	223,994
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, University of Hartford,
5.00%, 7/01/24	240,000	242,979
5.00%, 7/01/25	260,000	267,096
5.00%, 7/01/31	500,000	525,340
4.00%, 7/01/39	120,000	107,185
4.00%, 7/01/49	100,000	80,738

Connecticut State HFA Mortgage Finance Program Variable Revenue Bonds, Series A-4, Social Bonds, (SIFMA Municipal Swap Index Yield + 0.30%), 2.17%, 11/15/24(a)(c)	1,000,000	992,034
	Par	Value
Connecticut (Continued)

Hamden GO Unlimited Refunding Bonds, Series A (BAM Insured), 5.00%, 8/01/24	$500,000	$517,077
Hamden Revenue Refunding Bonds, Whitney Center Project, 5.00%, 1/01/40	125,000	114,182
Hartford County Metropolitan District GO Unlimited Bonds, 5.00%, 7/15/35	750,000	838,954
		5,407,059
Delaware – 0.3%
Delaware River & Bay Authority Revenue Refunding Bonds, 5.00%, 1/01/34	530,000	637,645
Kent County Student Housing & Dining Facilities Revenue Bonds, CHF-Dover LLC-Delaware State University Project,
5.00%, 7/01/32	250,000	256,999
5.00%, 7/01/48	100,000	96,374
		991,018
District of Columbia – 1.1%
District of Columbia Revenue Bonds, Ingleside Rock Creek Project, 5.00%, 7/01/52	400,000	340,647
District of Columbia Revenue Bonds, KIPP DC Project, 4.00%, 7/01/39	100,000	92,938
District of Columbia Revenue Refunding Bonds, National Public Radio, Prerefunded, 4.00%, 4/01/26(e)	250,000	263,681
District of Columbia University Revenue Refunding Bonds, Georgetown University, 5.00%, 4/01/29	350,000	379,294
Metropolitan Washington Airports Authority Dulles Toll Road Subordinate Lien Revenue Refunding Bonds, Dulles Metrorail & Capital Improvement Projects, Series B, 4.00%, 10/01/35	350,000	358,094
Metropolitan Washington Airports Authority System Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/01/25	1,000,000	1,055,705

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
District of Columbia (Continued)
Metropolitan Washington Airports Authority System Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/01/43	$500,000	$525,258
5.00%, 10/01/46	500,000	531,822

Washington Metropolitan Area Transit Authority Gross Revenue Bonds, 5.00%, 7/01/43	300,000	318,330
		3,865,769
Florida – 3.9%
Alachua County Health Facilities Authority Revenue Bonds, Shands Teaching Hospital & Clinics, 5.00%, 12/01/44	500,000	505,803
Broward County Airport System Revenue Bonds, Series A (AMT), 5.00%, 10/01/36	750,000	809,688
Capital Trust Agency Sustainability Revenue Bonds, The Marie, 4.00%, 6/15/24(d)	105,000	103,963
Central Florida Expressway Authority Senior Lien Revenue Refunding Bonds, 5.00%, 7/01/42	350,000	369,761
Collier County Water-Sewer District Revenue Bonds, 4.00%, 7/01/40	500,000	509,775
Florida State Board of Education Public Education GO Unlimited Refunding Bonds, Capital Outlay, Series E, 5.00%, 6/01/31	1,000,000	1,060,548
Florida State Municipal Power Agency Revenue Refunding Bonds, Series A, 5.00%, 10/01/31	300,000	324,338
Greater Orlando Aviation Authority Airport Facilities Revenue Bonds, Series A (AMT), 5.00%, 10/01/40	500,000	514,186
JEA Electric System Revenue Refunding Bonds, Series Three A, 4.00%, 10/01/37	1,395,000	1,432,772
Lee County Local Optional Gas TRB, 5.25%, 8/01/49	355,000	393,232
Lee Memorial Health System Hospital Revenue Refunding Bonds, Series A-1, 5.00%, 4/01/44	600,000	626,450
	Par	Value
Florida (Continued)
Leon County School District Sales TRB, 4.00%, 9/01/26	$800,000	$806,982
Miami-Dade County Aviation Revenue Bonds, Series A (AMT), 5.00%, 10/01/49	500,000	518,796
Miami-Dade County Aviation Revenue Refunding Bonds, Series A (AMT), 5.00%, 10/01/33	500,000	513,508
Miami-Dade County COPS, Series A, Prerefunded, 5.00%, 5/01/24(e)	300,000	308,997
Miami-Dade County Educational Facilities Authority Revenue Refunding Bonds, Series A, University of Miami, 5.00%, 4/01/30	250,000	261,406
Miami-Dade County Seaport Revenue Refunding Bonds, Series A (AMT), Senior Bonds, 10/01/52(g)	500,000	534,303
Miami-Dade County, Florida Aviation Revenue Refunding Bonds, Series A (AMT), 5.00%, 10/01/34	290,000	297,314
Osceola County Florida Transportation Revenue Refunding CABS, Series A-2,
0.00%, 10/01/25(f)	125,000	111,292
0.00%, 10/01/26(f)	275,000	233,439
0.00%, 10/01/27(f)	360,000	291,004

Sarasota County Public Hospital District Revenue Bonds, Sarasota Memorial Hospital Project, 5.00%, 7/01/52	250,000	266,790
Tampa Hospital Revenue Bonds, H. Lee Moffitt Cancer Center,
5.00%, 7/01/25	150,000	157,703
5.00%, 7/01/26	125,000	133,871
5.00%, 7/01/27	125,000	135,856

Village Community Development District No. 13 Special Assessment Bonds, Limited Offering, 2.62%, 5/01/24	245,000	240,262

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Florida (Continued)

Village Community Development District No. 14 Special Assessment Revenue Bonds, 5.50%, 5/01/53	$240,000	$241,545
Volusia County Educational Facilities Authority Revenue Refunding Bonds, Embry-Riddle Aeronautical, 5.00%, 10/15/44	500,000	531,524
Wildwood Utility Dependent District Senior Lien Revenue Bonds, South Sumter Utility Project (BAM Insured), 5.00%, 10/01/41	465,000	513,154
Wildwood Utility Dependent District Subordinate Revenue Bonds, South Sumter Utility Project (BAM Insured), 5.00%, 10/01/36	400,000	461,504
		13,209,766
Georgia – 2.1%
Atlanta Airport Passenger Facility Charge Subordinate Revenue Bonds, Series C, 5.00%, 7/01/40	365,000	413,372
Atlanta Development Authority Senior Lien Revenue Bonds, Series A-1, 5.00%, 7/01/30	200,000	211,102
Bartow County Development Authority Revenue Refunding Bonds, Georgia Power Company Plant Bowen Project, 1.80%, 9/01/29(b)(c)	250,000	225,875
Fulton County Development Authority Transportation Corp., Toll Revenue Refunding Bonds, Robert W. Woodruff Arts Center, Inc., Project, 5.00%, 3/15/32	200,000	224,096
Gainesville & Hall County Hospital Authority Revenue Refunding Bonds, Northeast Georgia Health System, Inc., Project, 5.00%, 2/15/37	500,000	524,425
	Par	Value
Georgia (Continued)
Glynn-Brunswick Memorial Hospital Authority Revenue Refunding Anticipation Certificates Bonds, Southeast Georgia Health System, 5.00%, 8/01/34	$530,000	$546,262
Griffin-Spalding County Hospital Authority Revenue Anticipation Certificates Bonds, Wellstar, 5.00%, 4/01/35	150,000	160,086
Main Street Natural Gas, Inc. Gas Supply Revenue Bonds, Series C, 4.00%, 11/01/27(a)(b)(c)(d)	1,000,000	963,821
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series A, 4.00%, 9/01/27(a)(b)(c)	1,625,000	1,656,233
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series B, 5.00%, 6/01/29(a)(b)(c)	200,000	211,383
Main Street Natural Gas, Inc., Gas Supply Variable Revenue Bonds, Series B, 4.00%, 12/02/24(a)(b)(c)	100,000	100,657
Municipal Electric Authority of Georgia Power Revenue Refunding Bonds, Series HH, 5.00%, 1/01/29	500,000	550,426
Municipal Electric Authority of Georgia Revenue Bonds, Plant Vogtle Units 3&4 Project (AGM Insured), 5.00%, 7/01/55	250,000	264,838
Private Colleges & Universities Authority Revenue Refunding Bonds, Series B, Emory University, 4.00%, 9/01/40	1,000,000	1,024,934
		7,077,510
Guam – 0.1%
Guam Government Business Privilege Tax Revenue Refunding Bonds, Series F, 4.00%, 1/01/42	250,000	234,667
Illinois – 6.8%
Chicago Board of Education GO Unlimited Bonds, Series A, 5.00%, 12/01/42	250,000	249,484

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Illinois (Continued)
Chicago Board Of Education GO Unlimited Bonds, Series A, 5.00%, 12/01/38	$500,000	$513,589
Chicago City Colleges Capital Appreciation GO Unlimited Bonds (NATL Insured), 0.00%, 1/01/30(f)	750,000	582,159
Chicago GO Unlimited Bonds, Series A, 5.50%, 1/01/49	100,000	103,944
Chicago GO Unlimited Bonds, Series A, Chicago Works, 5.50%, 1/01/39	250,000	272,610
Chicago Heights Multifamily Variable Revenue Bonds, Olympic Village Apartments Project (FHA Insured/Housing & Urban Development Sector 8 Program), 2.87%, 8/01/25(a)(b)(c)	500,000	495,666
Chicago O'Hare International Airport Passenger Facility Charge Revenue Refunding Bonds (AMT), 5.00%, 1/01/32	500,000	500,730
Chicago O'Hare International Airport Senior Lien General Revenue Bonds, Series D (AMT), 5.00%, 1/01/26	140,000	147,344
Chicago O'Hare International Airport Senior Lien Revenue Refunding Bonds (AMT), 5.00%, 1/01/28	680,000	738,987
Chicago O'Hare International Airport Senior Lien Revenue Refunding Bonds, Series A (AMT), 5.00%, 1/01/31	250,000	275,290
Chicago Park District GO Limited Tax Refunding Bonds, Series B, 5.00%, 1/01/26	395,000	401,692
Chicago Special Assessment Refunding Bonds, Lakeshore East Project, 2.87%, 12/01/27(d)	254,000	235,080
Chicago Transit Authority Sales Tax Receipts Revenue Bonds, 5.25%, 12/01/49	495,000	504,271
	Par	Value
Illinois (Continued)
Chicago Wastewater Transmission Second Lien Revenue Bonds, 5.00%, 1/01/39	$500,000	$502,648
Illinois State Finance Authority Revenue Refunding Bonds, Series A, 4.00%, 7/15/39	250,000	256,345
Illinois State Finance Authority Revenue Refunding Bonds, Series A, Bradley University Project, 4.00%, 8/01/43	250,000	226,720
Illinois State Finance Authority Revenue Refunding Bonds, Series A, Lutheran Communities, 5.00%, 11/01/40	350,000	311,713
Illinois State Finance Authority Revenue Refunding Bonds, Series A, The Carle Foundation, 5.00%, 2/15/45	250,000	257,302
Illinois State Finance Authority Variable Revenue Bonds, Series B-2, 5.00%, 11/15/26(a)(b)(c)	500,000	533,683
Illinois State GO Unlimited Bonds,
5.50%, 5/01/25	845,000	891,671
5.50%, 7/01/26	460,000	465,014
5.25%, 7/01/28	790,000	796,908
Illinois State GO Unlimited Bonds, Series B,
5.00%, 3/01/24	250,000	255,717
5.00%, 10/01/31	250,000	273,555

Illinois State GO Unlimited Bonds, Series D, 5.00%, 11/01/25	900,000	947,143
Illinois State GO Unlimited Refunding Bonds, 5.00%, 2/01/26	60,000	63,368
Illinois State GO Unlimited Refunding Bonds, Series A, 5.00%, 10/01/25	110,000	115,622
Illinois State GO Unlimited Refunding Bonds, Series B, 5.00%, 10/01/28	250,000	271,461
Illinois State Housing Development Authority MFH Variable Revenue Bonds, Marshall Field Garden (FNMA LOC), (SIFMA Municipal Swap Index Yield + 1.00%), 2.87%, 5/15/25(a)(c)	500,000	499,869

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Illinois (Continued)

Illinois State Sales Tax Revenue Refunding Bonds, Subseries D (BAM, TCRS Insured), 3.00%, 6/15/31	$390,000	$384,247
Illinois State Sports Facilities Authority State Tax Supported Revenue CABS (AMBAC Insured), 0.00%, 6/15/25(f)	95,000	87,830
Illinois State Sports Facilities Authority State Tax Supported Revenue Refunding Bonds (AGM Insured), 5.00%, 6/15/27	400,000	409,837
Illinois State Toll Highway Authority Revenue Bonds, Series A, 5.00%, 1/01/46	750,000	824,731
Illinois State Toll Highway Authority Senior Revenue Bonds, Series A,
5.00%, 1/01/40	500,000	552,646
5.00%, 1/01/45	250,000	272,135

Illinois State Toll Highway Authority Senior Revenue Refunding Bonds, Series A, 5.00%, 1/01/31	525,000	596,931
Kane, Cook & Dupage Counties, Illinois School District, GO Unlimited Refunding Bonds, Series D, 5.00%, 1/01/28	215,000	218,895
Metropolitan Pier & Exposition Authority Dedicated Capital Appreciation Tax Revenue Refunding Bonds, Series B, McCormick Project (AGM Insured), 0.00%, 6/15/26(f)	250,000	224,895
Metropolitan Pier & Exposition Authority Revenue Refunding Bonds, McCormick Place Expansion,
4.00%, 12/15/42	375,000	350,752
4.00%, 6/15/52	245,000	216,262

Metropolitan Pier & Exposition Authority Revenue Refunding CABS, McCormick Place Expansion, 0.00%, 12/15/35(f)	150,000	84,262
	Par	Value
Illinois (Continued)
Metropolitan Pier and Exposition Authority Revenue Refunding Bonds, McCormick Place Expansion Project,
5.00%, 6/15/42	$500,000	$515,577
5.00%, 6/15/50	500,000	507,499
Northern University Board of Trustees Revenue Bonds, Auxiliary Facilities System (BAM Insured),
5.00%, 10/01/25	325,000	343,276
5.00%, 10/01/26	250,000	267,931

Peoria County School District No. 150 GO Unlimited Refunding Bonds, Series A (AGM Insured), 4.00%, 12/01/26	390,000	412,977
Regional Transportation Authority Revenue Bonds, Series A (AGM Insured), 5.75%, 6/01/34	750,000	916,341
Regional Transportation Authority Revenue Bonds, Series B (NATL Insured), 5.50%, 6/01/27	350,000	378,849
Sales Tax Securitization Corp., Second Lien Revenue Refunding Bonds, Series A, 4.00%, 1/01/38	250,000	250,647
Sangamon Logan & Menard Counties Community Unit School District No. 15 GO Unlimited Bonds, Series B (BAM Insured),
5.00%, 12/01/25	300,000	319,239
4.00%, 12/01/39	250,000	254,055

Springfield Illinois Electric Senior Lien Revenue Refunding Bonds, 5.00%, 3/01/29	590,000	614,633
Waukegan City Lake County Water & Sewer System Revenue Refunding Bonds (AGM Insured),
5.00%, 12/30/26	200,000	219,251
4.00%, 12/30/38	500,000	514,634
4.00%, 12/30/40	500,000	511,895

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Illinois (Continued)

Waukegan GO Unlimited Bonds, Series A (AGM Insured), 5.00%, 12/30/32	$250,000	$261,761
Will County Community High School District No. 210 Lincoln-Way Refunding GO Unlimited Refunding Bonds (AGM Insured), 4.00%, 1/01/34	650,000	676,039
		22,877,612
Indiana – 2.1%
Fort Wayne Redevelopment Authority Lease Rental Revenue Refunding Bonds, Grand Wayne Center Project (State Intercept Program), 4.00%, 2/01/26	760,000	796,086
Indiana Bond Bank Revenue CABS, Hamilton Co., Projects,
0.00%, 7/15/25(f)	450,000	420,135
0.00%, 7/15/28(f)	900,000	770,243
0.00%, 1/15/29(f)	560,000	471,539

Indiana Finance Authority Educational Facilities Revenue Refunding Bonds, Series A, Depauw University Project, 5.50%, 7/01/52	255,000	272,542
Indiana State Finance Authority Variable Revenue Refunding Bonds, Deaconess Health System, (SIFMA Municipal Swap Index Yield + 0.30%), 2.17%, 3/01/27(a)(c)	1,445,000	1,409,103
Knox Middle School Building Corp., Revenue Bonds (State Intercept Program), 5.00%, 1/15/27	440,000	484,721
Upland Economic Development Revenue Refunding Bonds, Taylor University Project, 4.00%, 9/01/24	570,000	579,422
Vinton-Tecumseh School Building Corp., Ad Valorem Property Tax First Mortgage Revenue Bonds (State Intercept Program),
4.00%, 7/15/26	530,000	556,960
4.00%, 1/15/27	540,000	571,444
4.00%, 7/15/27	550,000	586,014
	Par	Value
Indiana (Continued)

Whiting Environmental Facilities Revenue Refunding Bonds (AMT), BP Products North America, 5.00%, 6/05/26(a)(b)(c)	$290,000	$300,165
		7,218,374
Kentucky – 1.8%
Kenton County Airport Board Revenue Refunding Bonds, 5.00%, 1/01/32	400,000	429,281
Kentucky Bond Development Corp., Educational Facilities Revenue Refunding Bonds, Transylvania University Project, 5.00%, 3/01/27	155,000	168,162
Kentucky State Economic Development Finance Authority Health System Revenue Bonds, Norton Healthcare, Inc., Series B (NATL Insured), 0.00%, 10/01/24(f)	280,000	265,489
Kentucky State Economic Development Finance Authority Revenue Bonds, Owensboro Health, 5.25%, 6/01/50	250,000	253,436
Kentucky State Economic Development Finance Authority Revenue Refunding Bonds, Masonic Home Independent Living,
5.00%, 5/15/36	200,000	176,063
5.00%, 5/15/46	100,000	79,995

Kentucky State Economic Development Finance Authority Revenue Refunding Bonds, Series B, Owensboro Health, 5.00%, 6/01/40	300,000	307,166
Kentucky State Public Energy Authority Gas Supply Revenue Bonds, Series A, 4.00%, 4/01/24(a)(b)(c)	475,000	476,009
Kentucky State Public Energy Authority Gas Supply Revenue Bonds, Series A-1, 4.00%, 6/01/25(a)(b)(c)	500,000	501,378

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Kentucky (Continued)

Kentucky State Public Energy Authority Revenue Bonds, Series B, Gas Supply, 4.00%, 1/01/25(a)(b)(c)	$650,000	$649,944
Kentucky State University COPS, Kentucky State University Project (BAM Insured), 5.00%, 11/01/24	230,000	239,291
Louisville & Jefferson County Metro Government PCR Refunding Bonds (AMT), Louisville Gas & Electric, 1.35%, 11/01/27	1,500,000	1,360,416
Louisville & Jefferson County Metropolitan Government Health System Variable Revenue Bonds, Norton Healthcare, Inc., 5.00%, 10/01/26(a)(b)(c)	1,000,000	1,064,916
		5,971,546
Louisiana – 0.7%
East Baton Rouge Parish Sewerage Commission Revenue Refunding Bonds, Series A,
5.00%, 2/01/25	475,000	499,835
5.00%, 2/01/26	100,000	107,921

East Baton Rouge Parish Sewerage Commission Variable Revenue Refunding Bonds, Series A, 1.30%, 2/01/28(a)(b)(c)	500,000	441,101
Louisiana Public Facilities Authority Revenue Refunding Bonds, Loyola University Project,
5.00%, 10/01/25	250,000	261,762
5.00%, 10/01/26	215,000	228,573

Saint James Parish Variable Revenue Bonds, Nustar Logistics, 5.85%, 6/01/25(a)(b)(c)(d)	525,000	541,064
Saint John The Baptist Parish Variable Revenue Refunding Bonds, Marathon Oil Corp., Project, 2.38%, 7/01/26(a)(b)(c)	125,000	118,270
		2,198,526
	Par	Value
Maine – 0.4%
Maine Health & Higher Educational Facilities Authority Revenue Bonds, Series A, 5.00%, 7/01/27	$215,000	$236,670
Maine Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Series A (State Aid Withholding), 5.00%, 7/01/28	650,000	710,965
Maine State Finance Authority Student Loan Revenue Refunding Bonds (AMT) (AGM Insured), 5.00%, 12/01/24	500,000	518,566
		1,466,201
Maryland – 2.6%
Baltimore Convention Center Hotel Revenue Refunding Bonds, Convention Center Hotel, 5.00%, 9/01/39	500,000	479,404
Department of Transportation Revenue Bonds (AMT), Baltimore Washington International, 4.00%, 8/01/37	250,000	249,324
Maryland Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Stevenson University Project, 4.00%, 6/01/51	325,000	295,077
Maryland State Community Development Administration Department Housing & Community Development Revenue Bonds, Social Bonds (GNMA/FNMA/FHLMC Insured), 5.05%, 3/01/47	500,000	524,250
Maryland State Community Development Administration Housing Revenue Bonds, Series I, Rosemont L.P., 4.38%, 1/01/25(d)	1,000,000	1,005,652
Maryland State Economic Development Corp., Private Activity Revenue Bonds (AMT), Purple Line Light Rail Project, Green Bond,
5.00%, 11/12/28	500,000	518,078
5.25%, 6/30/55	1,000,000	1,024,626

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Maryland (Continued)

Maryland State Economic Development Corp., Revenue Bonds (AMT), Seagirt Marine Terminal Projects, 5.00%, 6/01/44	$500,000	$520,306
Maryland State Economic Development Corp., Senior Lien Revenue Bonds, Annapolis Mobility & Resilience, 5.00%, 12/31/42	145,000	153,310
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Adventist Healthcare Obligated, 5.50%, 1/01/31	400,000	433,221
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Peninsula Regional Health System,
5.00%, 7/01/24	350,000	360,078
5.00%, 7/01/27	1,320,000	1,435,782

Maryland State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Adventist Healthcare, 4.00%, 1/01/26	875,000	890,589
Maryland State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Series A, Broadmead Issue, 4.00%, 7/01/35	285,000	274,705
Maryland State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Series A, Mercy Medical Center, 4.00%, 7/01/42	120,000	111,382
Maryland State Health & Higher Educational Facilities Authority Variable Revenue Refunding Bonds, University of Maryland, 5.00%, 7/01/27(a)(b)(c)	200,000	215,922
	Par	Value
Maryland (Continued)

Montgomery County Housing Opportunities Commission Multifamily & Reconstruction Development Revenue Bonds, Series C (FHA 542 (C) Insured), 2.85%, 1/01/51	$250,000	$184,367
Washington Country Economic Development Revenue Refunding Bonds, Homewood Maryland Obligated Group Project, 4.00%, 5/01/42	225,000	177,284
		8,853,357
Massachusetts – 1.2%
Development Finance Agency Revenue Refunding Bonds, Lasell University,
4.00%, 7/01/25	235,000	232,756
4.00%, 7/01/26	240,000	236,532

Massachusetts Development Finance Agency Revenue Bonds, UMass Boston Student Housing Project, 5.00%, 10/01/48	500,000	492,150
Massachusetts Port Authority Revenue Bonds, Series E (AMT), 5.00%, 7/01/27	365,000	395,283
Massachusetts State Development Finance Agency Revenue Refunding Bonds, Series F, Lahey Clinic Obligated Group, 5.00%, 8/15/45	250,000	255,310
Massachusetts State Development Financing Agency Variable Revenue Bonds, Partners Healthcare System, (SIFMA Municipal Swap Index Yield + 0.60%), 2.47%, 1/29/26(a)(c)(d)	1,000,000	986,395
Massachusetts State GO Limited Refunding Bonds, Series B, 5.00%, 7/01/34	1,350,000	1,587,972
		4,186,398

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Michigan – 2.2%
Detroit Downtown Development Authority Tax Allocation Increment Revenue Refunding Bonds, Series A, Catalyst Development Project (AGM Insured),
5.00%, 7/01/43	$100,000	$100,749
5.00%, 7/01/48	200,000	201,498

Detroit GO Unlimited Bonds, 5.00%, 4/01/27	50,000	52,558
Detroit GO Unlimited Bonds, Series A, Social Bonds, 4.00%, 4/01/40	250,000	223,712
Gerald R. Ford International Airport Authority Revenue Bonds (AMT) (County Gtd), 5.00%, 1/01/51	525,000	562,260
Great Lakes Water Authority Sewage Disposal System Second Lien Revenue Refunding Bonds, Series C, 5.00%, 7/01/36	495,000	523,735
Michigan Finance Authority Revenue Bonds, Local Government Loan Program, 5.00%, 7/01/33	350,000	366,553
Michigan State Finance Authority Limited Obligation Revenue Refunding Bonds, Lawrence Technological University, 4.00%, 2/01/27	185,000	182,551
Michigan State Finance Authority Local Government Loan Program Revenue Refunding Bonds,
5.00%, 7/01/29	425,000	445,404
4.50%, 10/01/29	250,000	252,451

Michigan State Finance Authority Revenue Refunding Bonds, Trinity Health Credit Group, 4.00%, 12/01/35	515,000	530,037
Michigan State Finance Authority Variable Revenue Refunding Bonds, Beaumont Spectrum, (SIFMA Municipal Swap Index Yield + 0.75%), 2.62%, 4/15/27(a)(c)	1,500,000	1,475,035
	Par	Value
Michigan (Continued)

Michigan State Hospital Finance Authority Revenue Refunding Bonds, Ascenion Senior, 5.00%, 11/15/47	$420,000	$433,166
Michigan State Strategic Fund Limited Obligation Variable Revenue Bonds (AMT), Consumers Energy Co., 1.80%, 10/01/24(a)(b)(c)	500,000	487,045
Michigan State Strategic Fund Limited Obligation Variable Revenue Bonds (AMT), Green Bond, 4.00%, 10/01/26(a)(b)(c)	100,000	98,955
Northern University General Revenue Refunding Bonds, Series A, 5.00%, 12/01/27	590,000	659,713
Wayne County Airport Authority Junior Lien Revenue Refunding Bonds, Series A, 5.00%, 12/01/26	500,000	548,300
Wayne University Revenue Refunding Bonds, Series A (BAM, TCRS Insured), 5.00%, 11/15/27	300,000	323,242
		7,466,964
Minnesota – 0.1%
City of Shakopee Senior Housing Revenue Bonds, Benedictine Living Community of Shakopee LLC Project, 5.85%, 11/01/25(a)(c)(d)	250,000	247,917
Mississippi – 0.1%
Mississippi State Hospital Equipment & Facilities Authority Adjustable Revenue Refunding Bonds, North Mississippi Health, 5.00%, 3/01/27(a)(b)(c)	265,000	281,492
Missouri – 0.7%
Central Southwest Community College District COPS,
5.00%, 3/01/26	225,000	242,193
5.00%, 3/01/27	225,000	247,390
Missouri Health & Educational Facilities Authority Revenue Refunding Bonds,
5.00%, 2/15/26	200,000	210,208

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Missouri (Continued)
Missouri Health & Educational Facilities Authority Revenue Refunding Bonds,
5.00%, 2/15/27	$215,000	$229,089
5.00%, 2/15/28	250,000	269,655

Missouri State Health & Educational Facilities Authority Health Facilities Revenue Refunding Bonds, Series A, St. Luke's Health System, Inc., 5.00%, 11/15/30	250,000	265,582
Missouri State Health & Educational Facilities Authority Revenue Refunding Bonds, Bethesda Health Group, Inc.,
4.00%, 8/01/24	320,000	316,570
4.00%, 8/01/26	200,000	195,218

Saint Louis County IDA Senior Living Facilities Revenue Refunding Bonds, Friendship Village St. Louis, 5.00%, 9/01/48	500,000	452,532
		2,428,437
Nebraska – 0.6%
Douglas County Educational Facilities Variable Revenue Refunding Bonds, Creighton University Project, (SIFMA Municipal Swap Index Yield + 0.53%), 2.40%, 9/01/26(a)(c)	740,000	730,644
Douglas County Hospital Authority No. 2 Revenue Bonds, Children's Hospital Obligated Group, 5.00%, 11/15/25(a)(b)(c)	600,000	634,069
Gretna COPS, 5.00%, 12/15/25	500,000	522,699
		1,887,412
Nevada – 1.3%
Clark County PCR Refunding Bonds, Southern California Edison Company, 2.10%, 6/01/31	250,000	210,391
Clark County School District GO Limited Refunding Bonds, Series E, 5.00%, 6/15/25	1,330,000	1,410,108
	Par	Value
Nevada (Continued)
Clark County Stadium Improvement GO Limited Bonds, Series A, 5.00%, 5/01/48	$500,000	$532,456
Las Vegas Convention & Visitors Authority Convention Center Expansion Revenue Bonds, Series B, 5.00%, 7/01/43	250,000	263,378
Las Vegas New Convention & Visitors Authority Revenue Bonds, Series B, 5.00%, 7/01/37	1,000,000	1,090,906
Las Vegas Special Improvement District No. 814 Summerlin Village 21 & 24A Special Assessment Bonds, 4.00%, 6/01/49	95,000	81,814
Reno Sales Tax First Lien Revenue Refunding Bonds, Retrac-Reno Transportation Rail Access Corridor Project, 5.00%, 6/01/48	500,000	524,476
Sparks Nevada Tourism Improvement District No. 1 Sales Tax Senior Lien Revenue Refunding Bonds, Series A, 2.50%, 6/15/24(d)	100,000	97,551
		4,211,080
New Hampshire – 0.3%
National Finance Authority Municipal Certificates Revenue Bonds, Series 1-A, 4.13%, 1/20/34	693,491	700,619
National Finance Authority Revenue Bonds, Series A, 4.00%, 7/01/51	250,000	245,586
New Hampshire State Health & Education Facilities Authority Revenue Refunding Bonds, Kendal at Hanover Issue, 5.00%, 10/01/36	180,000	182,457
		1,128,662
New Jersey – 3.0%
Atlantic City Board Of Education GO Unlimited Refunding Bonds (AGM School Board Resource Fund Insured), 4.00%, 4/01/25	350,000	361,306

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
New Jersey (Continued)
Garden State Preservation Trust Open Space & Farmland Preservation Revenue Bonds, Series A (AGM Insured), 5.75%, 11/01/28	$400,000	$446,368
New Jersey EDA Revenue Bonds, Portal North Bridge Project NJ Transit, 5.25%, 11/01/41	235,000	257,956
New Jersey EDA Revenue Refunding Bonds, Cranes Mill Project, 5.00%, 1/01/49	260,000	223,886
New Jersey State EDA Energy Facility Revenue Bonds, Series A (AMT), UMM Energy Partners,
5.00%, 6/15/37	190,000	190,092
5.12%, 6/15/43	350,000	350,140

New Jersey State EDA Motor Vehicle Surcharge Revenue Refunding Bonds, Subseries A, 3.38%, 7/01/30	250,000	249,731
New Jersey State EDA Private Activity Revenue Bonds (AMT), The Goethals Project, 5.37%, 1/01/43	100,000	101,146
New Jersey State EDA Revenue Bonds, Provident Group Rowan Properties LLC, 5.00%, 1/01/48	125,000	116,411
New Jersey State EDA Revenue Refunding Bonds, Series A, United Methodist Homes, Prerefunded, 5.00%, 7/01/24(e)	100,000	103,415
New Jersey State EDA Special Facility Revenue Refunding Bonds (AMT), Port Newark Container, 5.00%, 10/01/47	300,000	301,341
New Jersey State EDA Water Facilities Revenue Refunding Bonds (AMT), New Jersey American Water Co., Inc. Project, 2.20%, 12/03/29(a)(b)(c)	775,000	685,992
New Jersey State Health Care Facilities Financing Authority Revenue Bonds, Valley Health System Obligated Group Series, 5.00%, 7/01/33	1,000,000	1,101,754
	Par	Value
New Jersey (Continued)

New Jersey State Health Care Facilities Financing Authority Revenue Refunding Bonds, Inspira Health Obligated Group, 5.00%, 7/01/30	$1,000,000	$1,071,087
New Jersey State Health Care Facilities Financing Authority Revenue Refunding Bonds, RWJ Barnabas Health Obligated Group, 5.00%, 7/01/26(a)(b)(c)	400,000	430,279
New Jersey State Higher Education Assistance Authority Student Loan Revenue Bonds, Series B (AMT), 5.00%, 12/01/24	570,000	589,514
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series A, 4.00%, 6/15/42	250,000	244,896
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series AA, 5.00%, 6/15/40	500,000	533,907
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Transportation Program,
5.25%, 6/15/43	625,000	662,344
4.00%, 6/15/50	280,000	266,198

New Jersey State Transportation Trust Fund Authority Revenue Refunding Bonds, Series A, 4.00%, 6/15/34	175,000	183,428
New Jersey State Transportation Trust Fund Authority Transportation System Revenue Refunding Bonds, 5.00%, 12/15/25	100,000	106,456
New Jersey State Turnpike Authority Revenue Bonds, Series A,
5.00%, 1/01/27	305,000	336,178
5.00%, 1/01/33	230,000	237,406

New Jersey State Turnpike Authority Revenue Bonds, Series B, 5.25%, 1/01/52	350,000	391,856

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
New Jersey (Continued)

New Jersey State Turnpike Authority Turnpike Revenue Refunding Bonds, Series E, 5.00%, 1/01/31	$255,000	$287,022
New Jersey Turnpike Revenue Bonds, Series A, 4.00%, 1/01/42	240,000	242,263
		10,072,372
New Mexico – 0.2%
Farmington PCR Refunding Bonds, Public Service Company of New Mexico San Juan Project, 1.15%, 6/01/24(a)(b)(c)	250,000	241,474
New Mexico State Hospital Equipment Loan Council Variable Revenue Bonds, Series B, 5.00%, 8/01/25(a)(b)(c)	500,000	526,797
		768,271
New York – 9.5%
Build Resource Corp., Revenue Bonds, Friends of Hellenic Classical Charter Schools, Inc., 4.00%, 12/01/31(d)	500,000	450,990
Hempstead Town Local Develop Corp., Education Revenue Refunding Bonds, Academy Charter School Project, 5.66%, 2/01/44	250,000	251,289
Hempstead Town Local Development Corp., Education Revenue Bonds, Academy Charter School Project, 4.60%, 2/01/51	250,000	194,420
Hempstead Town Local Development Corp., Revenue Refunding Bonds, Adelphi University Project,
5.00%, 6/01/27	300,000	325,957
5.00%, 6/01/28	500,000	552,670

Hudson Yards Infrastructure Corp., Revenue Refunding Bonds, Second Indenture Series, Fiscal 2022, Green Bonds, 4.00%, 2/15/43	1,000,000	995,413
Long Beach GO Limited Bonds, Series A, 5.00%, 9/01/28	665,000	721,940
	Par	Value
New York (Continued)

Long Island Power Authority Electric System Variable Revenue Bonds, Series B, 1.65%, 9/01/24(a)(b)(c)	$1,650,000	$1,607,374
Metropolitan Transportation Authority Variable Revenue Bonds, Subseries D-1, (SOFR + 0.33%), 3.22%, 4/01/24(a)(c)	900,000	897,810
Metropolitan Transportation Authority, New York Transportation Variable Rate Revenue Refunding Bonds, Subseries G-3, (SIFMA Municipal Swap Index Yield + 0.43%), 2.30%, 2/01/25(a)(c)	1,000,000	973,980
Monroe County Industrial Development Agency School Facility Revenue Bonds, Rochester Schools Modernization Project (State Aid Withholding), 5.00%, 5/01/35	800,000	922,430
Monroe County Industrial Development Corp., Revenue Bonds, University of Rochester Project, 4.00%, 7/01/50	1,000,000	979,170
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Second General Resolution, Series CC-1, 5.00%, 6/15/49	250,000	270,282
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Series AA-1, 5.25%, 6/15/52	250,000	285,312
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds, 4.00%, 11/01/40	400,000	403,134
New York City Transitional Finance Authority Future Tax Subordinate Revenue Bonds, 4.00%, 5/01/36	1,000,000	1,037,350
New York City Transitional Finance Authority Revenue Bonds, Sub Series C-2, 5.00%, 5/01/32	1,000,000	1,133,991

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
New York (Continued)

New York City Transitional Finance Authority Subordinate Revenue Bonds, Series F-1, 5.00%, 2/01/47	$625,000	$691,946
New York GO Unlimited Bonds, Series 1, 4.00%, 8/01/27	625,000	673,220
New York GO Unlimited Bonds, Series A-1, 5.25%, 9/01/42	250,000	286,788
New York GO Unlimited Bonds, Series D, Subseries D1, 5.00%, 12/01/42	250,000	271,615
New York State Convention Center Development Corp., Revenue Refunding Bonds, Hotel Unit Fee Secured, 5.00%, 11/15/40	600,000	620,166
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Fordham University, 4.00%, 7/01/50	600,000	585,507
New York State Dormitory Authority Non State Supported Debt Revenue Refunding Bonds, Series A, Barnard College, 4.00%, 7/01/49	300,000	282,554
New York State Dormitory Authority Personal Income Tax Revenue Refunding Bonds, Series A, 5.00%, 3/15/41	2,000,000	2,246,119
New York State Dormitory Authority Revenues Non State Supported Debt Revenue Bonds, Master Boces Program (State Aid Withholding), 5.00%, 8/15/26	455,000	497,094
New York State Dormitory Authority Revenues Non State Supported Debt Revenue Bonds, Northwell Health Obligated Group, 5.00%, 5/01/24(a)(b)(c)	1,250,000	1,270,062
New York State Dormitory Authority Revenues Non State Supported Debt Revenue Refunding Bonds, Memorial Sloan Kettering Cancer Center, 5.00%, 7/01/42	200,000	211,794
	Par	Value
New York (Continued)

New York State Dormitory Authority Revenues Non State Supported Debt Revenue Refunding Bonds, Series A, Montefiore Obligated Group, 4.00%, 9/01/50	$500,000	$429,308
New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds, Series E, Unrefunded Balance, 5.00%, 2/15/44	425,000	437,749
New York State Housing Finance Agency Affordable Housing Sustainability Revenue Bonds, Series L-2 (SonyMA Insured), 0.75%, 11/01/25	500,000	461,269
New York State Liberty Development Corp., Revenue Refunding Bonds, Class 2, 3 World Trade Center Project,
5.15%, 11/15/34(d)	500,000	501,990
5.37%, 11/15/40(d)	150,000	150,100

New York State Liberty Development Corp., Revenue Refunding Bonds, Green Bonds, 4 World Trade Center Project, 1.20%, 11/15/28	500,000	426,540
New York State Transportation Development Corp., Special Facilities Revenue Bonds (AMT), Delta Air Lines, Inc., Laguardia Airport Terminal C&D Redevelopment Project, 5.00%, 10/01/35	500,000	521,810
New York State Transportation Development Corp., Special Facility Revenue Refunding Bonds (AMT), John F. Kennedy International Airport Project, 5.38%, 8/01/36	250,000	253,462
New York State Transportation Development Corp., Special Facility Revenue Refunding Bonds (AMT), Terminal 4 John F. Kennedy International Airport Project, 5.00%, 12/01/33	250,000	270,236

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
New York (Continued)
New York State Urban Development Corp., Personal Income TRB, Series A,
4.00%, 3/15/38	$500,000	$506,996
5.00%, 3/15/41	250,000	276,510

New York State Urban Development Corp., Revenue Refunding Bonds, Series E Group 3, 4.00%, 3/15/43	500,000	498,372
Niagara Frontier Transportation Authority Revenue Refunding Bonds (AMT), Buffalo Niagara International Airport, 5.00%, 4/01/26	250,000	263,742
Onondaga County Trust Cultural Resource Revenue Refunding Bonds, Syracuse University Project, 4.00%, 12/01/47	500,000	497,457
Onondaga County Trust Cultural Resources Revenue Refunding Bonds, Syracuse University Project, 4.00%, 12/01/41	250,000	253,097
Port Authority of New York & New Jersey Consolidated 211th Revenue Refunding Bonds, 5.00%, 9/01/48	830,000	893,993
Port Authority of New York & New Jersey Consolidated Revenue Bonds, Series 218 (AMT), 5.00%, 11/01/31	1,065,000	1,196,244
Port Authority of New York & New Jersey Consolidated Revenue Bonds, Series 221 (AMT), 4.00%, 7/15/40	500,000	497,081
Port Authority of New York & New Jersey Consolidated Revenue Refunding Bonds (AMT), 5.50%, 8/01/52	600,000	665,471
Port Authority of New York & New Jersey Revenue Bonds, Series 179, 5.00%, 12/01/25	750,000	766,068
Poughkeepsie City GO Limited Refunding Bonds, 4.00%, 4/15/25	440,000	448,537
	Par	Value
New York (Continued)

Sales Tax Asset Receivable Corp., Revenue Refunding Bonds, Series A, Fiscal 2015, Prerefunded, 5.00%, 10/15/24(e)	$245,000	$255,959
Triborough Bridge & Tunnel Authority General Revenue Bonds, Series A, MTA Bridges and Tunnels, 4.00%, 11/15/54	1,300,000	1,268,076
Triborough Bridge & Tunnel Authority Payroll Mobility Tax Revenue Refunding Bonds, Series A, MTA Bridges & Tunnels, 5.00%, 5/15/47	250,000	275,002
Troy Capital Resource Corp., Revenue Bonds, Rensselaer Polytechnic Institute Project, 4.00%, 9/01/33	100,000	103,977
Yonkers Economic Development Corp., Educational Revenue Bonds, Charter School Educational Excellence Project, 5.00%, 10/15/49	100,000	93,036
Yonkers GO Limited Bonds, Series F (BAM Insured), 5.00%, 11/15/27	100,000	112,191
		31,964,650
North Carolina – 1.3%
Greater Asheville Regional Airport Authority Airport System Revenue Bonds, Series A (AMT) (AGM Insured), 5.50%, 7/01/47	1,000,000	1,106,257
North Carolina Capital Facilities Finance Agency Educational Facilities Revenue Refunding Bonds, High Point University,
4.00%, 5/01/24	240,000	243,679
5.00%, 5/01/25	240,000	251,812
5.00%, 5/01/26	275,000	294,635
North Carolina Medical Care Commission Retirement Facilities Revenue Bonds, The Forest At Duke Project,
4.00%, 9/01/33	180,000	170,737
4.00%, 9/01/34	185,000	174,003

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
North Carolina (Continued)

North Carolina State Medical Care Commission Retirement Facilities Revenue Refunding Bonds, First Mortgage, 4.00%, 1/01/25	$250,000	$244,548
North Carolina State Medical Care Commission Retirement Facilities Revenue Refunding Bonds, First Mortgage, United Church Services, Prerefunded, 5.00%, 9/01/24(e)	155,000	161,307
North Carolina State Medical Care Commission Retirement Facilities Revenue Refunding Bonds, Series A, Sharon Towers, 5.00%, 7/01/49	100,000	93,734
North Carolina State Turnpike Authority Senior Lien Revenue Bonds, Triangle Expressway, 4.00%, 1/01/55	400,000	374,688
North Carolina State Turnpike Authority Senior Lien Revenue Bonds, Triangle Expressway (AGM Insured), 5.00%, 1/01/49	500,000	525,815
North Carolina State Turnpike Authority Senior Lien Revenue Refunding Bonds, 5.00%, 1/01/40	550,000	580,268
North Carolina Turnpike Authority Triangle Expressway System Revenue BANS, 5.00%, 2/01/24	200,000	204,676
		4,426,159
North Dakota – 0.3%
Cass County Joint Water Resource District GO Unlimited Bonds, Series A, 0.48%, 5/01/24	600,000	576,622
University of North Dakota COPS, Infrastructure Energy Improvement, 5.00%, 4/01/48	500,000	529,842
		1,106,464
	Par	Value
Ohio – 2.5%
Akron Bath Copley Joint Township Hospital District Revenue Refunding Bonds, Summa Health Obligated Group Hospital,
5.00%, 11/15/26	$350,000	$374,497
5.00%, 11/15/27	370,000	401,116

Allen County Ohio Hospital Facilities Revenue Refunding Bonds, Bon Secours Mercy Health, Inc., 5.00%, 12/01/28	400,000	451,881
Buckeye Tobacco Settlement Financing Authority Revenue Refunding Bonds, Senior-Class 2, Series B-2, 5.00%, 6/01/55	900,000	858,166
Cleveland-Cuyahoga County Port Authority Cultural Facilities Revenue Refunding Bonds, Playhouse Square Foundation Project, 5.50%, 12/01/43	175,000	180,346
Cleveland-Cuyahoga County Port Authority Cultural Facility Revenue Bonds, Cleveland Museum Of Natural History Project,
5.00%, 7/01/25	125,000	132,019
5.00%, 7/01/26	125,000	134,929
5.00%, 7/01/27	125,000	137,489
5.00%, 7/01/28	155,000	173,376

Cleveland-Cuyahoga County Port Authority Financing Senior Tax Allocation Increment Revenue Refunding Bonds, Flats East Bank Project, 4.00%, 12/01/55(d)	250,000	211,486
Conotton Valley Union Local School District COPS, School Facilities Project (FHLMC Insured), 4.00%, 12/01/42	500,000	503,391
Cuyahoga Metropolitan Housing Authority Multifamily Housing Variable Revenue Bonds, Wade Park Apartments (FHA Insured/Housing & Urban Development Sector 8 Program), 4.75%, 12/01/25(a)(b)(c)	350,000	363,759

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Ohio (Continued)
Franklin County Convention Facilities Authority Hotel Project Revenue Bonds, Greater Columbus Convention Center,
5.00%, 12/01/34	$170,000	$174,867
5.00%, 12/01/36	305,000	308,174

Hamilton County Hospital Facilities Revenue Bonds, Cincinnati Children's Hospital Project, 5.00%, 11/15/41	250,000	293,804
Lancaster Port Authority Gas Revenue Refunding Bonds, Series A, 5.00%, 2/01/25(a)(b)(c)	225,000	231,617
Marion County Health Care Facilities Revenue Refunding Bonds, United Church Homes, Inc., 5.12%, 12/01/49	100,000	89,495
Miami Valley Career Technology Center GO Unlimited Bonds, 4.00%, 12/01/37	250,000	260,523
Middleburg Heights Hospital Revenue Refunding Bonds, Southwest General Health Center, 4.00%, 8/01/41	500,000	491,809
Ohio State Air Quality Development Authority Revenue Refunding Bonds (AMT), American Electric Power Company Project, 2.10%, 10/01/24(a)(b)(c)	500,000	485,279
Ohio State Air Quality Development Authority Revenue Refunding Bonds, Ohio Valley Electric Corp., 3.25%, 9/01/29	50,000	46,443
Ohio State Air Quality Development Authority Variable Revenue Refunding Bonds (AMT), Duke Energy Corp., Project, 4.25%, 6/01/27(a)(b)(c)	250,000	255,943
Ohio State Higher Educational Facilities Commission Revenue Refunding Bonds, Xavier University 2020 Project, 5.00%, 5/01/35	880,000	985,112
	Par	Value
Ohio (Continued)

Ohio State Higher Educational Facility Commission Healthcare Revenue Bonds, Ashtabula County Medical Center Obligated Group, 5.00%, 1/01/26	$100,000	$104,281
Ohio State Higher Educational Facility Commission Revenue Refunding Bonds, Otterbein University 2022 Project, 4.00%, 12/01/46	500,000	447,585
Ohio State Hospital Revenue Refunding Bonds, Premier Health Partners Obligated Group, 5.00%, 11/15/26	145,000	154,774
		8,252,161
Oklahoma – 0.7%
Carter County Public Facilities Authority Educational Facilities Lease Revenue Bonds, 5.00%, 9/01/27	500,000	538,107
Kingfisher Special Projects Authority Educational Facilities Lease Revenue Bonds, Kingfisher Public Schools Project, 4.00%, 3/01/24	600,000	608,803
Oklahoma County Finance Authority Revenue Refunding Bonds, Series A, Epworth Villa Project, 5.88%, 4/01/30	50,000	25,000
Oklahoma State Development Finance Authority Revenue Refunding Bonds, Oklahoma City University Project, 5.00%, 8/01/24	590,000	598,595
Tulsa County Industrial Authority Educational Facilities Lease Revenue Bonds, Berryhill Public Schools Project, 4.00%, 9/01/26	500,000	523,890
		2,294,395
Oregon – 1.7%
Klamath Falls Intercommunity Hospital Authority Revenue Refunding Bonds, Sky Lakes Medical Center Project, 4.00%, 9/01/25	550,000	562,947

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Oregon (Continued)
Medford Hospital Facilities Authority Revenue Refunding Bonds, Series A, Asante Projects, 5.00%, 8/15/45	$500,000	$532,959
Multnomah County Hospital Facilities Authority Revenue Refunding Bonds, Adventist Health System, 5.00%, 3/01/25(a)(b)(c)	500,000	506,412
Multnomah County Hospital Facilities Authority Revenue Refunding Bonds, Terwilliger Plaza-Parkview Project, Green Bond Series, 0.95%, 6/01/27	500,000	438,626
Multnomah County School District No. 1J Portland GO Unlimited Bonds (School Board Guaranty Program), 5.00%, 6/15/24	250,000	259,185
Oregon State Facilities Authority Revenue Refunding Bonds, Series A, Legacy Health Project, 5.00%, 6/01/46	1,000,000	1,030,891
Port of Morrow GO Limited Refunding Bonds, Series D,
4.00%, 12/01/26	170,000	178,591
4.00%, 12/01/27	240,000	254,744

Port of Portland Airport Revenue Refunding Bonds, Portland International Airport, 5.00%, 7/01/40	615,000	677,853
Port of Portland Airport Revenue Refunding Bonds, Portland International Airport (AMT), 5.00%, 7/01/25	750,000	785,828
Salem Hospital Facility Authority Revenue Refunding Bonds, Capital Manor Project,
5.00%, 5/15/24	110,000	110,563
5.00%, 5/15/27	260,000	261,674
		5,600,273
Pennsylvania – 3.6%
Allegheny County Sanitary Authority Revenue Bonds, Series B, 4.00%, 6/01/25	100,000	103,711
	Par	Value
Pennsylvania (Continued)
Allentown Neighborhood Improvement Zone Development Authority Tax Revenue Refunding Bonds, Forward Delivery, 5.00%, 5/01/42	$250,000	$254,725
Commonwealth Financing Authority Taxable Revenue Refunding Bonds, Series B-1, 5.00%, 6/01/26	300,000	316,205
Cumberland County Municipal Authority Revenue Refunding Bonds, Asbury Pennsylvania Obligated, 4.50%, 1/01/40(d)	185,000	158,933
Laurel Highlands School District GO Limited Refunding Bonds (BAM State Aid Withholding), 4.00%, 2/01/26	350,000	365,459
Lehigh County General Purpose Authority Revenue Refunding Bonds, Muhlenberg College Project, (SIFMA Municipal Swap Index Yield + 0.58%), 2.45%, 11/01/24(a)(c)	415,000	414,415
Luzerne County IDA Revenue Refunding Bonds (AMT), Pennsylvania-American Water Co., Project, 2.45%, 12/03/29(a)(b)(c)	750,000	698,303
Montgomery County IDA Revenue Bonds, Acts Retirement-Life Communities, 5.00%, 11/15/45	1,500,000	1,493,824
Neshannock Township School District GO Limited Refunding Bonds, Series B (State Aid Withholding), 2.00%, 9/01/24	190,000	187,935
Oil City GO Unlimited Bonds, Series A (AGM Insured),
4.00%, 12/01/24	150,000	153,996
4.00%, 12/01/25	185,000	193,290

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Pennsylvania (Continued)

Pennsylvania State Economic Development Financing Authority Tax-Exempt Private Activity Revenue Bonds (AMT), The Penndot Major Bridges, 5.75%, 6/30/48	$575,000	$636,324
Pennsylvania State Economic Development Financing Authority UPMC Revenue Bonds, Series A, 5.00%, 7/01/38	500,000	501,925
Pennsylvania State Economic Development Financing Authority UPMC Revenue Bonds, Series A-1,
5.00%, 4/15/24	1,200,000	1,233,090
5.00%, 4/15/25	200,000	210,554
4.00%, 4/15/45	500,000	489,251
Pennsylvania State Higher Educational Facilities Authority Revenue Refunding Bonds, Thomas Jefferson University,
5.00%, 9/01/39	500,000	512,703
5.00%, 9/01/45	250,000	253,843

Pennsylvania State Housing Finance Agency SFM Revenue Refunding Bonds (AMT), Series 125A, 2.37%, 10/01/25	710,000	697,753
Pennsylvania State Turnpike Commission Revenue Refunding Bonds, Series B, 5.25%, 12/01/52	250,000	278,165
Philadelphia Airport Revenue Refunding Bonds, Series B (AMT),
5.00%, 7/01/30	510,000	548,338
5.00%, 7/01/33	400,000	428,042
5.00%, 7/01/35	155,000	164,152

Philadelphia Airport Revenue Refunding Bonds, Series C (AMT), 4.00%, 7/01/40	250,000	243,353
Southcentral General Authority Revenue Bonds, York College of Pennsylvania Project,
5.00%, 5/01/27	300,000	325,223
5.00%, 5/01/28	215,000	237,105
	Par	Value
Pennsylvania (Continued)

Southeastern Pennsylvania Transportation Authority Revenue Bonds, Asset Improvement Program, 5.25%, 6/01/47	$250,000	$285,072
West Cornwall Township Municipal Authority Healthcare Facilities Revenue Refunding Bonds, Lebanon Valley Brethren Home Project,
4.00%, 11/15/24	115,000	114,212
4.00%, 11/15/25	115,000	113,652
4.00%, 11/15/26	125,000	122,840
4.00%, 11/15/27	130,000	126,949
4.00%, 11/15/28	105,000	101,825
		11,965,167
Puerto Rico – 1.1%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Senior Lien Revenue Refunding Bonds, Series A, 5.00%, 7/01/30(d)	250,000	257,796
Puerto Rico Commonwealth Notes, 0.00%, 11/01/43(b)(c)(h)	445,556	196,602
Puerto Rico Commonwealth Restructured GO Unlimited Bonds, Series A1,
5.38%, 7/01/25	160,394	164,080
5.62%, 7/01/27	309,847	324,531
5.63%, 7/01/29	1,058,875	1,125,771
5.75%, 7/01/31	57,185	62,019
4.00%, 7/01/33	54,226	50,701
4.00%, 7/01/35	48,742	44,273
4.00%, 7/01/37	106,285	94,051
4.00%, 7/01/41	56,878	48,911
Puerto Rico Commonwealth Restructured GO Unlimited CABS, Series A,
0.00%, 7/01/24(f)	18,107	16,958
0.00%, 7/01/33(f)	69,785	40,415

Puerto Rico Electric Power Authority Power Revenue Bonds, Series TT, 5.00%, 7/01/37(i)	130,000	90,675
Puerto Rico Sales Tax Financing Corp., Restructured TRB, Series A-1, 4.75%, 7/01/53	527,000	501,222

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Puerto Rico (Continued)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue CABS, Series A-1,
0.00%, 7/01/27(f)	$225,000	$185,523
0.00%, 7/01/31(f)	500,000	336,763
0.00%, 7/01/46(f)	875,000	240,281
		3,780,572
Rhode Island – 0.2%
Providence GO Unlimited Refunding Bonds, Series A, 5.00%, 1/15/25	200,000	208,729
Rhode Island Commerce Corp., First Lien Special Facility Revenue Refunding Bonds, Rhode Island Airport Corp., International, 5.00%, 7/01/31	500,000	551,116
		759,845
South Carolina – 1.2%
Connector 2000 Association, Inc. Toll Road Revenue CABS, Senior Series A-1,
0.00%, 1/01/32(f)	460,096	256,859
0.00%, 1/01/42(f)	228,148	61,418
0.00%, 7/22/51(f)	265,293	33,673

County Square Redevelopment Corp., Installment Purchase Revenue BANS, Greenville County South Carolina Project, 2/09/24(g)	2,000,000	2,043,454
South Carolina State Jobs EDA Hospital Revenue Refunding Bonds, Prisma Health Obligated Group, 5.00%, 5/01/38	400,000	422,688
South Carolina State Jobs EDA Hospital Variable Revenue Bonds, Bon Secours Mercy Health, 5.00%, 10/01/25(a)(b)(c)	850,000	900,718
South Carolina State Public Service Authority Revenue Bonds, Series E, Santee Cooper, 5.75%, 12/01/47	250,000	279,521
		3,998,331
	Par	Value
South Dakota – 0.2%
South Dakota State Board of Regents Housing & Auxiliary Facilities System Revenue Refunding Bonds,
4.00%, 4/01/26	$375,000	$392,520
4.00%, 4/01/27	425,000	450,938
		843,458
Tennessee – 1.2%
Greeneville Health & Educational Facilities Board Revenue Refunding Bonds, Ballad Health Obligation Group, 5.00%, 7/01/31	140,000	140,873
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue Bonds, Vanderbilt University Medical Center, 5.00%, 7/01/40	400,000	414,872
Metropolitan Government Nashville & Davidson County Health & Educational Facility Board Revenue Refunding Bonds, Trevecca Nazarene University, 3.00%, 10/01/24	215,000	211,585
Metropolitan Nashville Airport Authority Revenue Bonds, Series B (AMT), 5.00%, 7/01/26	600,000	639,556
Metropolitan Nashville Airport Authority Subordinate Revenue Bonds, Series B (AMT), 5.00%, 7/01/39	1,000,000	1,072,984
Tennergy Corp., Gas Revenue Bonds, Series A, 4.00%, 9/01/28(a)(b)(c)	1,500,000	1,503,436
		3,983,306
Texas – 5.9%
Arlington Higher Education Finance Corp., Revenue Bonds, Riverwalk Education Foundation (PSF, Gtd), 5.00%, 8/15/47	500,000	548,204
Austin Airport System Revenue Bonds, Series A, 5.00%, 11/15/46	1,380,000	1,447,821

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Texas (Continued)
Austin Convention Enterprises, Inc., Convention Center Revenue Refunding Bonds, First Tier, 5.00%, 1/01/32	$625,000	$650,544
Board of Managers Joint Guadalupe County-City of Seguin Hospital Mortgage Revenue Refunding Bonds, 5.00%, 12/01/40	200,000	194,992
Central Texas Regional Mobility Authority Revenue Bonds, Series C, 5.00%, 1/01/27	275,000	292,397
Central Texas Regional Mobility Authority Senior Lien Revenue Refunding Bonds, Series A, 5.00%, 1/01/49	500,000	535,750
Dallas Texas Hotel Occupancy Tax Revenue Refunding Bonds, 4.00%, 8/15/30	300,000	307,344
Dallas-Fort Worth International Airport Joint Improvement Revenue Bonds, Series C, 5.00%, 11/01/34	445,000	452,051
Dallas-Fort Worth International Airport Joint Revenue Refunding Bonds, Series A (AMT), 5.25%, 11/01/30	1,100,000	1,117,177
El Paso Texas Airport Revenue Bonds (AMT), 5.00%, 8/15/27	375,000	405,128
Fort Bend Independent School District Variable GO Unlimited Refunding Bonds, Series B (PSF, Gtd), 0.72%, 8/01/26(a)(b)(c)	860,000	778,409
Grand Parkway Transportation Corp., System Toll Revenue Refunding Bonds, Grand Parkway System - First, 4.00%, 10/01/45	265,000	263,033
Harris County Cultural Educational Facilities Finance Corp., Revenue Refunding Bonds, Texas Children's Hospital, 4.00%, 10/01/38	350,000	359,127
Houston Airport System Revenue Bonds, Subseries A (AMT), 5.00%, 7/01/25	500,000	523,885
	Par	Value
Texas (Continued)
Houston Airport System Revenue Refunding Bonds (AMT), United Airlines, Inc., Improvement Projects, 5.00%, 7/15/27	$175,000	$179,679
Houston Airport System Revenue Refunding Bonds (AMT), United Airlines, Inc., Terminal, 5.00%, 7/01/27	125,000	128,327
Houston Airport System Subordinate Revenue Refunding Bonds, Series B, 5.00%, 7/01/26	500,000	544,676
Houston Hotel Occupancy Tax & Special Revenue Refunding Bonds, Convention & Entertainment, 5.00%, 9/01/36	510,000	556,405
Lower Colorado River Authority Transmission Contract Revenue Refunding Bonds, LCRA Transmission Services Corp., Project, 5.00%, 5/15/35	250,000	280,260
Montgomery County Toll Road Authority Senior Lien Revenue Bonds, 5.00%, 9/15/37	500,000	508,030
New Hope Cultural Educational Facilities Finance Corp., Retirement Facilities Revenue Refunding Bonds, Presbyterian Village North Project, 5.25%, 10/01/49	100,000	87,325
New Hope Cultural Educational Facilities Finance Corp., Retirement Facilities Revenue Refunding Bonds, Westminster Manor Project, 5.00%, 11/01/31	250,000	252,959
Northside Texas Independent School District GO Unlimited Refunding Bonds (PSF, Gtd), 1.60%, 8/01/24(a)(b)(c)	340,000	331,779
Odessa Junior College District Consolidated Revenue Bonds (AGM Insured), 4.00%, 7/01/27	435,000	464,777
Port Arthur Certificates GO Limited Bonds (BAM Insured), 5.00%, 2/15/27	345,000	378,694

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Texas (Continued)
Port Beaumont Navigation District Dock & Wharf Facility Revenue Refunding Bonds (AMT), Jefferson Gulf Coast Energy Project, 4.00%, 1/01/50(d)	$375,000	$279,473
San Antonio Airport System Subordinate Lien Revenue Refunding Bonds, Series A (AMT), 5.00%, 7/01/30	250,000	276,492
San Antonio Water Junior Lien Revenue Refunding Bonds, Series A, 5.00%, 5/15/43	500,000	534,799
San Antonio Water Junior Lien Variable Revenue Bonds, Series A, 2.63%, 5/01/24(a)(b)(c)	1,125,000	1,126,025
Tarrant County Cultural Educational Facilities Finance Corp., Revenue Refunding Bonds, Texas Health Resources System Obligation,
5.00%, 2/15/34	400,000	427,052
5.00%, 2/15/47	700,000	720,161

Texas City Industrial Development Corp., Revenue Bonds, Series 2012, NRG Energy Project, 4.12%, 12/01/45	545,000	492,963
Texas State PFA Lease Revenue Refunding Bonds, 4.00%, 2/01/36	250,000	263,017
Texas State Private Activity Bond Surface Transportation Corp., Revenue Bonds (AMT), Segment 3C Project, 5.00%, 6/30/58	1,100,000	1,113,175
Texas State Private Activity Bond Surface Transportation Corp., Senior Lien Revenue Bonds (AMT), Blueridge Transportation,
5.00%, 12/31/45	500,000	504,579
5.00%, 12/31/55	200,000	200,371

Texas State Private Activity Bond Surface Transportation Corp., Senior Lien Revenue Refunding Bonds, North Tarrant Express, 4.00%, 12/31/38	750,000	713,726
	Par	Value
Texas (Continued)

Texas State Transportation Commission Central Turnpike System Subordinate Revenue Refunding Bonds, Series C, 5.00%, 8/15/42	$100,000	$101,587
Texas State Transportation Commission First Tier Toll Revenue Bonds, State Highway, 5.00%, 8/01/57	100,000	101,555
Texas State Transportation Commission First Tier Toll Revenue CABS, 0.00%, 8/01/29(f)	480,000	367,112
Texas State Water Development Board Revenue Bonds, State Water Implementation Fund, 4.00%, 10/15/38	510,000	532,340
University of Houston Revenue Refunding Bonds, Series A, 5.00%, 2/15/47	250,000	275,656
Waller Independent School District GO Unlimited Bonds (BAM Insured), 2/15/44(g)	235,000	261,539
		19,880,395
Utah – 0.2%
Salt Lake City Airport Revenue Bonds, Series A (AMT), 5.00%, 7/01/47	805,000	828,190
Virginia – 2.5%
Chesapeake Bay Bridge & Tunnel District Revenue Bonds, First Tier General Resolution (AGM Insured), 5.00%, 7/01/41	1,000,000	1,028,767
Chesapeake Bay Bridge & Tunnel District Revenue First Tier General Resolution Revenue Bonds, 5.00%, 7/01/51	750,000	763,537
Chesapeake Hospital Authority Hospital Facilities Revenue Refunding Bonds, Chesapeake Regional Medical Center, 5.00%, 7/01/31	500,000	560,948
Chesapeake Transportation System Senior Toll Road Revenue Bonds, Series A, 5.00%, 7/15/47	500,000	500,281

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Virginia (Continued)
Fairfax County EDA Residential Care Facilities Revenue Refunding Bonds, Series A, Goodwin House, Inc., Prerefunded, 5.00%, 10/01/24(e)	$150,000	$158,557
Fairfax County IDA Health Care Revenue Refunding Bonds, Inova Health System Project, 3.50%, 5/15/39	500,000	480,232
Newport News EDA Residential Care Facilities Revenue Refunding Bonds, Lifespire of Virginia, 5.00%, 12/01/38	560,000	560,839
University of Virginia Revenue Refunding Bonds, Series A, 5.00%, 4/01/47	500,000	536,096
Virginia Small Business Financing Authority Private Activity Revenue Bonds (AMT), Transform 66 P3 Project, 5.00%, 12/31/56	1,000,000	993,519
Virginia State Small Business Financing Authority Senior Lien Revenue Bonds (AMT), Elizabeth River Crossings OpCo, LLC Project,
4.00%, 7/01/32	275,000	281,788
4.00%, 1/01/37	660,000	649,206
Virginia State Small Business Financing Authority Senior Lien Revenue Refunding Bonds (AMT), 95 Express Lanes,
5.00%, 7/01/38	645,000	685,660
4.00%, 1/01/40	280,000	267,153
4.00%, 1/01/48	225,000	203,611

Virginia State Small Business Financing Authority Senior Lien Revenue Refunding Bonds (AMT), 95 Express Lanes LLC Project, 4.00%, 7/01/39	240,000	231,628
Virginia State Small Business Financing Authority Senior Lien Revenue Refunding Bonds (AMT), I-495 Hot Lanes, 5.00%, 12/31/47	350,000	363,406
		8,265,228
	Par	Value
Washington – 2.6%
Energy Electric Revenue Refunding Bonds, Columbia Generating Station, 5.00%, 7/01/36	$1,200,000	$1,377,269
King County Public Hospital District No. 1 GO Limited Tax Refunding Bonds, Valley Medical Center, 5.00%, 12/01/26	550,000	601,018
King County Sewer Revenue Refunding Bonds, 5.00%, 7/01/42	250,000	269,453
Port of Seattle Airport Intermediate Lien Revenue Bonds (AMT), 5.00%, 4/01/44	500,000	523,425
Port of Seattle Intermediate Lien Revenue Refunding Bonds (AMT), 5.00%, 8/01/47	250,000	267,026
Seattle Housing Authority Revenue Refunding Bonds, Northgate Plaza Project, 1.00%, 6/01/26	500,000	462,415
Seattle Municipal Light & Power Revenue Refunding Bonds, 4.00%, 9/01/40	500,000	501,275
Seattle Municipal Light & Power Variable Revenue Refunding Bonds, Series B, (SIFMA Municipal Swap Index Yield + 0.25%), 2.12%, 11/01/26(a)(c)	750,000	735,611
Washington State GO Unlimited Bonds, Series C,
5.00%, 2/01/26	350,000	378,675
5.00%, 2/01/40	2,000,000	2,240,483

Washington State Health Care Facilities Authority Revenue Bonds, Series A, Providence Health & Services, 4.00%, 10/01/34	500,000	500,044
Washington State Health Care Facilities Authority Revenue Refunding Bonds, Series B, Commonspirit Health, 5.00%, 8/01/26(a)(b)(c)	615,000	649,424
Washington State Higher Educational Facilities Authority Revenue Bonds, Seattle University Project, 4.00%, 5/01/50	250,000	239,250
		8,745,368

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Wisconsin – 1.9%
Clayton Town NANS, Series B,
2.00%, 6/01/24	$100,000	$97,937
2.00%, 6/01/25	225,000	217,526

Milwaukee Corp., Purpose GO Unlimited Bonds, Series B3, 4.00%, 4/01/26	1,000,000	1,015,398
Park Falls NANS, Series B, 3.00%, 3/01/25	975,000	975,176
PFA Education Revenue Bonds, North Carolina Leadership Academy, 5.00%, 6/15/49(d)	100,000	92,034
PFA Educational Revenue Bonds, Piedmont Community Charter School,
5.00%, 6/15/39	490,000	505,928
5.00%, 6/15/49	150,000	151,513

PFA Exempt Facilities Revenue Refunding Bonds (AMT), National Gypsum Co., 4.00%, 8/01/35	370,000	329,882
PFA Hospital Revenue Refunding Bonds, Series A, WakeMed Hospital, 4.00%, 10/01/49	500,000	473,029
PFA Pollution Control Variable Revenue Refunding Bonds, Duke Energy Progress Project, 3.30%, 10/01/26(a)(b)(c)	500,000	508,803
PFA Revenue Bonds, Roseman University of Health System, 5.00%, 4/01/50(d)	250,000	235,171
Public Finance Authority Project Revenue Bonds, CFP3 - Eastern Michigan University Housing Project (BAM Insured), 5.50%, 7/01/52	250,000	279,143
Wisconsin Center District Appropriation Revenue Bonds, Milwaukee Arena Project, 5.00%, 12/15/27	200,000	217,708
	Par	Value
Wisconsin (Continued)

Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Benevolent Corp., Cedar Community, 5.00%, 6/01/41	$250,000	$231,308
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Series B5, 5.00%, 12/03/24(a)(b)(c)	935,000	979,939
		6,310,495
Total Municipal Bonds (Cost $297,791,514)		282,073,359

	Par/Number of Shares
Short-Term Investments – 17.3%
Money Market Fund – 4.1%
Northern Institutional Funds - Treasury Portfolio (Premier), 4.02%(j)	13,988,843	13,988,844
Municipal Bonds – 13.2%
Arkansas State Development Finance Authority Multi Family Housing Variable Revenue Bonds, The Cottages Apartments (Housing & Urban Development Sector 8 Program), 1.25%, 12/01/23(a)(b)(c)	3,000,000	2,957,808
Atlantic City Board Of Education GO Unlimited Refunding Bonds (AGM School Board Resource Fund Insured), 4.00%, 4/01/23	300,000	300,722
Bartow County Development Authority Variable Revenue Refunding Bonds, Georgia Power Company Plant Bowen Project, 2.75%, 3/15/23(a)(b)(c)	500,000	499,903
Bay Area Toll Authority Toll Bridge Variable Revenue Bonds, San Francisco Bay Area, (SIFMA Municipal Swap Index Yield + 0.90%), 2.77%, 5/01/23(a)(c)	700,000	700,337

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par/Number of Shares	Value
Municipal Bonds (Continued)
Botetourt County Residential Care Facility Revenue Refunding Bonds, Series A, Glebe, Inc., 4.75%, 7/01/23	$60,000	$60,248
Broward County Airport System Revenue Bonds, Series A (AMT), 5.00%, 10/01/23	870,000	881,309
California State Infrastructure & Economic Development Bank Variable Revenue Bonds (AMT), Brightline West Passenger Rail Project, 3.65%, 1/31/24(a)(b)(c)	1,500,000	1,499,964
Capital Trust Agency Sustainability Revenue Bonds, The Marie, 4.00%, 6/15/23(d)	550,000	548,753
Chandler IDA Industrial Development Variable Revenue Bonds (AMT), Intel Corp., Project, 2.70%, 8/14/23(a)(b)(c)	500,000	498,312
Chesapeake Bay Bridge & Tunnel District Revenue First Tier General Resolution Revenue BANS, 5.00%, 11/01/23	300,000	304,390
Chicago Park District GO Limited Tax Refunding Bonds, Series B, 5.00%, 1/01/24	175,000	178,489
Clarksville Sewage Works Revenue BANS, 2.75%, 12/11/23	125,000	124,962
Cleveland-Cuyahoga County Port Authority Euclid Avenue Development Corp., Revenue Refunding Bonds, 5.00%, 8/01/23	370,000	374,297
Clifton Higher Education Finance Corp., Revenue Bonds, Series A, Idea Public School, 5.00%, 8/15/23	325,000	328,284
Dallas Texas Housing Finance Corp., Estates at Shiloh Revenue Bonds, 1.75%, 7/01/23(a)(b)(c)	500,000	496,363
E-470 Public Highway Authority Senior Revenue Refunding Bonds, Series A, 5.00%, 9/01/23	150,000	152,117
	Par/Number of Shares	Value
Municipal Bonds (Continued)
Fairfax County EDA Residential Care Facilities Revenue Bonds, Series A, Vinson Hall LLC, Prerefunded, 5.00%, 12/01/23(e)	$200,000	$204,152
Fairfax County IDA Health Care Revenue Refunding Bonds, Inova Health System, 5.00%, 5/15/23(a)(b)(c)	500,000	503,195
Grundy Kendall & Will Counties Community High School District No. 111 GO Unlimited Refunding Bonds, 4.00%, 5/01/23	175,000	175,551
Hennepin County Variable GO Unlimited Refunding Bonds, Series B, 1.85%, 2/08/23(a)(c)(k)	1,930,000	1,930,000
Houston Hotel Occupancy Tax & Special Revenue Refunding Bonds, Convention & Entertainment, 4.00%, 9/01/23	185,000	186,446
Illinois State Finance Authority Revenue Refunding Bonds, Series C, Presence Health Network, 5.00%, 2/15/23	500,000	500,458
Indiana State Finance Authority Revenue Refunding Bonds, Valparaiso University Project, 5.00%, 10/01/23	585,000	592,295
Indianola GO Unlimited Capital Loan Notes, 3.00%, 6/01/23	195,000	195,300
James City County EDA Residential Care Facilities Variable Revenue Bonds, United Methodist Home, Prerefunded, 6.00%, 6/01/23(e)	99,579	100,617
Louisiana Stadium & Exposition District Revenue BANS, 4.00%, 7/03/23	1,500,000	1,501,637
Louisiana State Public Facilities Authority Hospital Revenue Bonds, Louisiana Children's Medical Center Project, 5.00%, 6/01/23(a)(b)(c)	1,160,000	1,167,197

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par/Number of Shares	Value
Municipal Bonds (Continued)
Louisville Regional Airport Authority Airport System Revenue Refunding Bonds, Series A (AMT), 5.00%, 7/01/23	$500,000	$504,192
Madison, Macoupin Etc. Counties Community College District No. 536 GO Unlimited Refunding Bonds, Lewis & Clark Community (AGM Insured), 4.00%, 5/01/23	700,000	701,976
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series A, 4.00%, 9/01/23(a)(b)(c)	610,000	612,429
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Subseries C, 4.00%, 12/01/23(a)(b)(c)	250,000	251,417
Main Street Natural Gas, Inc., Gas Supply Variable Revenue Bonds, Series B, 4.00%, 12/01/23	355,000	356,932
Maryland State Community Development Administration Department Housing Revenue Bonds, Series A, Woodside Gardens, 1.33%, 1/01/24(d)	2,000,000	1,951,551
Mcintosh County Educational Facilities Authority Lease Revenue Bonds, Checotah Public Schools Project, 2.00%, 9/01/23	300,000	297,831
Metropolitan Transportation Authority Revenue BANS, Series A-1, 5.00%, 2/01/23	750,000	750,000
Metropolitan Transportation Authority Revenue Refunding Bonds, Series B, Green Bonds, 5.00%, 11/15/23	1,000,000	1,013,114
Michigan State Finance Authority Revenue Refunding Bonds, Michigan Health, Escrowed to Maturity, 5.00%, 6/01/23	390,000	393,341
	Par/Number of Shares	Value
Municipal Bonds (Continued)
Mississippi State Hospital Equipment & Facilities Authority Revenue Refunding Bonds, Forrest Country General Hospital Project, 5.00%, 1/01/24	$400,000	$407,792
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Refunding Bonds, Series A, St. Luke's Health System, Inc., 5.00%, 11/15/23	150,000	152,687
Missouri State Public Utilities Commission Revenue Notes, 0.75%, 8/01/23	2,000,000	1,973,925
Muskogee Industrial Trust Educational Lease Revenue Bonds, Muskogee Public Schools Project, 5.00%, 9/01/23	900,000	910,251
New Jersey EDA Revenue Refunding Bonds, Series GGG, School Facilities Construction, 5.25%, 9/01/23(d)	1,500,000	1,521,574
New Jersey State EDA Private Activity Revenue Bonds (AMT), The Goethals Project, 5.00%, 1/01/24	150,000	152,319
New Jersey State EDA Revenue Refunding Bonds, Series XX, 5.00%, 6/15/23	170,000	171,427
New York State Transportation Development Corp., Special Facility Revenue Refunding Bonds (AMT), Terminal 4 John F. Kennedy International Airport Project, 5.00%, 12/01/23	1,000,000	1,014,794
Newark Board of Education GO Unlimited Refunding Bonds, Sustainability Bonds (School Board Resource Fund Program), 5.00%, 7/15/23	300,000	303,397

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par/Number of Shares	Value
Municipal Bonds (Continued)
Newark Housing Authority Port Newark Marine Terminal Rental Revenue Refunding Bonds, Additional Newark Redevelopment Project (NATL Insured), 5.25%, 1/01/24	$500,000	$506,781
North Carolina Capital Facilities Finance Agency Educational Facilities Revenue Refunding Bonds, High Point University, 4.00%, 5/01/23	300,000	300,981
Northside Texas Independent School District Variable GO Unlimited Bonds (PSF, Gtd), 2.75%, 8/01/23(a)(b)(c)	1,000,000	996,902
Orlando Tourist Development Senior Lien Tax Revenue Refunding Bonds (AGM Insured), 5.00%, 11/01/23	1,000,000	1,016,274
Osage County Industrial Authority Use Tax Revenue BANS, 2.00%, 9/01/23	1,500,000	1,487,857
Pennsylvania State Economic Development Financing Authority Solid Waste Disposal Variable Revenue Refunding Bonds (AMT), Republic Services Inc., Project, 3.45%, 4/17/23(a)(b)(c)	250,000	250,063
Pennsylvania State Turnpike Commission Turnpike Variable Revenue Refunding Bonds, Series B, (SIFMA Municipal Swap Index Yield + 0.70%), 2.57%, 12/01/23(c)	500,000	500,132
Pequea Valley School District GO Limited Bonds (State Aid Withholding), 2.00%, 5/15/23	175,000	174,660
PMA Levy & Aid TRANS, Series A, 4.00%, 8/24/23	500,000	503,403
Puerto Rico Commonwealth Restructured GO Unlimited Bonds, Series A1, 5.25%, 7/01/23	30,130	30,274
	Par/Number of Shares	Value
Municipal Bonds (Continued)
Puerto Rico Electric Power Authority Power Revenue Refunding Bonds, Series ZZ, 5.25%, 7/01/23(i)	$175,000	$122,500
Saint John The Baptist Parish Revenue Refunding Bonds, Marathon Oil Corp., Project, 2.00%, 4/01/23(a)(b)(c)	600,000	598,913
Sand Creek Metropolitan District GO Limited Refunding Bonds, Series A (AGM Insured), 4.00%, 12/01/23	180,000	182,118
Tampa Hospital Revenue Bonds, H. Lee Moffitt Cancer Center, 5.00%, 7/01/23	150,000	151,320
United Local School District COPS (BAM Insured), 3.00%, 12/01/23	330,000	330,542
Wagoner County School Development Authority Educational Facilities Lease Revenue Bonds, Wagoner Public Schools Project, 4.00%, 9/01/23	1,060,000	1,068,344
Warrick County, Indiana Environmental Improvement Variable Revenue Bonds (AMT), Vectren Energy Delivery, 0.87%, 9/01/23(a)(b)(c)	1,000,000	987,845
Watford City North Dakota State Aid Certificates Indebtedness Revenue Refunding Bonds (AGM Insured), 3.00%, 12/01/23	800,000	798,763
Wilkes-Barre Area School District GO Limited Bonds (BAM State Aid Withholding), 5.00%, 4/15/23	200,000	200,936
Will County Community School District No. 161 Summit Hill Refunding GO Unlimited Refunding Bonds, 4.00%, 1/01/24	470,000	475,798
Wilsonville Industrial Development Board Pollution Control Variable Revenue Refunding Bonds, Series D, Alabama Power Company, 1.45%, 2/01/23(a)(c)(k)	1,600,000	1,600,000

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par/Number of Shares	Value
Municipal Bonds (Continued)
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Beloit Health System, Inc., 5.00%, 7/01/23	$645,000	$650,141
York County EDA PCR Bonds, Series A, Electric & Power, 1.90%, 6/01/23(a)(b)(c)	1,000,000	994,155
		44,332,757
Total Short-Term Investments (Cost $58,620,855)		58,321,601
Total Investments – 101.1% (Cost $356,412,369)		340,394,960
Liabilities less Other Assets – (1.1)%		(3,843,472)
NET ASSETS – 100.0%		$336,551,488
Percentages shown are based on Net Assets.

(a)	Maturity date represents the puttable date.
(b)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.
(c)	Variable rate security. Rate as of January 31, 2023 is disclosed.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Maturity date represents the prerefunded date.
(f)	Zero coupon bond.
(g)	When-Issued Security. Coupon rate was not yet in effect at January 31, 2023.
(h)	Discount rate at the time of purchase.
(i)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(j)	7-day current yield as of January 31, 2023 is disclosed.
(k)	Rate is determined by a Remarketing Agent which, in its judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.

Abbreviations:
AGM	Assured Guarantee Municipal Corporation
AMBAC	American Municipal Bond Assurance Corporation
AMT	Alternative Minimum Tax
BAM	Build America Mutual
BANS	Bond Anticipation Notes
CABS	Capital Appreciation Bonds
COPS	Certificates of Participation
EDA	Economic Development Administration
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GO	Government Obligation
Gtd	Guaranteed
HFA	Housing Finance Authority
IBC	Insured Bond Certificates
IDA	Industrial Development Association
L.P.	Limited Partnership

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
LLC	Limited Liability Company
LOC	Letter of Credit
MFH	Multifamily Housing
MTA	Metropolitan Transportation Authority
NATL	National Interstate Insurance
PCR	Pollution Control Revenue
PFA	Public Finance Authority
PSF	Permanent School Fund
SFM	Single Family Mortgage
SIFMA	Securities Industry and Financial Markets Association
SOFR	United States Secured Overnight Financing Rate
SonyMA	State of New York Mortgage Agency
TCRS	Transferable Custodial Receipts
TRANS	Tax Revenue Anticipation Bonds
TRB	Tax Revenue Bonds

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund

Municipal Issue Type (%)(a),(b)
Revenue Bonds	81.5
General Obligation Unlimited Bonds	8.4
General Obligation Limited Bonds	2.5
Certificates of Participation	2.0
Revenue Notes	1.8
Tax Allocation Bonds	0.3
Special Assessment Bonds	0.3
Special Tax Bonds	0.2
Total	97.0

(a)Percentages shown are based on Net Assets.
(b)Excludes Short-Term Money Market Fund Investments.
Sector Diversification (%)(a)
General	17.8
Medical	14.0
Airport	10.2
Transportation	10.0
General Obligation	7.7
Higher Education	6.3
Education	5.4
All other sectors less than 5%	28.6
Total	100.0

(a)Percentages shown are based on Net Assets.

Valuation Hierarchy
The following is a summary of the inputs used, as of January 31, 2023, in valuing the Fund's investments carried at fair value:
Morningstar Municipal Bond Fund	Level 1	Level 2	Level 3	Totals
Investments
Municipal Bonds	$—	$282,073,359	$—	$282,073,359
Short-Term Investments	13,988,844	44,332,757	—	58,321,601
Total Investments	$13,988,844	$326,406,116	$—	$340,394,960

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments
Morningstar Defensive Bond Fund
	Par	Value
Asset-Backed Securities – 33.7%
Automobile – 7.4%
American Credit Acceptance Receivables Trust,
Series 2022-1, Class B, 1.68%, 9/14/26(a)	$189,000	$184,982
Series 2021-4, Class C, 1.32%, 2/14/28(a)	296,000	285,061
Series 2022-1, Class C, 2.12%, 3/13/28(a)	389,000	371,304

BMW Vehicle Lease Trust, Series 2022-1, Class A4, 1.23%, 5/27/25	255,000	243,386
CarMax Auto Owner Trust, Series 2022-1, Class A3, 1.47%, 12/15/26	519,000	495,147
Chesapeake Funding II LLC, Series 2020-1A, Class C, 2.14%, 8/15/32(a)	159,000	156,354
Drive Auto Receivables Trust,
Series 2021-3, Class C, 1.47%, 1/15/27	625,000	593,543
Series 2021-2, Class C, 0.87%, 10/15/27	417,000	403,235
DT Auto Owner Trust,
Series 2021-4A, Class B, 1.02%, 5/15/26(a)	116,000	111,128
Series 2021-3A, Class C, 0.87%, 5/17/27(a)	149,000	140,531
Series 2021-4A, Class C, 1.50%, 9/15/27(a)	116,000	108,176
Series 2022-1A, Class C, 2.96%, 11/15/27(a)	162,000	154,923

Exeter Automobile Receivables Trust, Series 2021-4A, Class C, 1.46%, 10/15/27	356,000	337,697
Flagship Credit Auto Trust,
Series 2021-4, Class B, 1.49%, 2/15/27(a)	73,000	68,937
Series 2021-2, Class C, 1.27%, 6/15/27(a)	150,000	140,119
Ford Credit Auto Lease Trust,
Series 2021-B, Class B, 0.66%, 1/15/25	178,000	170,190
Series 2021-B, Class C, 0.90%, 5/15/26	176,000	167,190

Ford Credit Auto Owner Trust, Series 2022-A, Class A3, 1.29%, 6/15/26	279,000	265,977
	Par	Value
Automobile (Continued)
GM Financial Consumer Automobile Receivables Trust,
Series 2020-3, Class C, 1.37%, 1/16/26	$50,000	$47,823
Series 2022-1, Class A3, 1.26%, 11/16/26	244,000	231,376

Hertz Vehicle Financing LLC, Series 2022-5A, Class A, 3.89%, 9/25/28(a)	614,000	584,815
Honda Auto Receivables Owner Trust, Series 2021-4, Class A3, 0.88%, 1/21/26	379,000	360,802
Hyundai Auto Lease Securitization Trust, Series 2022-A, Class A4, 1.32%, 12/15/25(a)	300,000	287,050
Hyundai Auto Receivables Trust, Series 2021-C, Class A3, 0.74%, 5/15/26	250,000	237,604
Prestige Auto Receivables Trust,
Series 2021-1A, Class B, 1.19%, 4/15/26(a)	323,000	308,736
Series 2021-1A, Class C, 1.53%, 2/15/28(a)	116,000	108,077

Santander Drive Auto Receivables Trust, Series 2021-4, Class C, 1.26%, 2/16/27	518,000	494,875
Santander Retail Auto Lease Trust,
Series 2022-A, Class A3, 1.34%, 7/21/25(a)	262,000	249,739
Series 2022-A, Class A4, 1.42%, 1/20/26(a)	157,000	147,785
Series 2022-A, Class B, 1.61%, 1/20/26(a)	86,000	80,568

Volkswagen Auto Loan Enhanced Trust, Series 2021-1, Class A3, 1.02%, 6/22/26	449,000	427,077
Westlake Automobile Receivables Trust,
Series 2021-2A, Class C, 0.89%, 7/15/26(a)	406,000	384,246
Series 2021-3A, Class B, 1.29%, 1/15/27(a)	599,000	573,693
Series 2021-3A, Class C, 1.58%, 1/15/27(a)	598,000	564,145
Series 2022-1A, Class C, 3.11%, 3/15/27(a)	448,000	429,595

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
	Par	Value
Automobile (Continued)

World Omni Auto Receivables Trust, Series 2020-C, Class C, 1.39%, 5/17/27	$50,000	$46,207
		9,962,093
Automobile Floor Plan – 0.2%
Ford Credit Floorplan Master Owner Trust, Series 2018-4, Class A, 4.06%, 11/15/30	333,000	323,648
Consumer Services – 0.1%
Avis Budget Rental Car Funding (AESOP) LLC, Series 2023-1A, Class A, 5.25%, 4/20/29(a)	101,000	102,001
Other – 25.5%
ABPCI Direct Lending Fund ABS I Ltd., Series 2020-1A, Class B, 4.93%, 12/20/30(a)(b)	891,000	830,063
ABPCI Direct Lending Fund ABS II LLC,
Series 2022-2A, Class A1, (3M CME Term SOFR + 2.10%, 2.10% Floor), 6.77%, 3/01/32(a)(b)(c)	224,000	218,293
Series 2022-2A, Class C, 8.24%, 3/01/32(a)(b)	935,000	893,649

ABPCI Direct Lending Fund CLO II LLC, Series 2017-1A, Class ER, (3M USD LIBOR + 7.60%, 7.60% Floor), 12.41%, 4/20/32(a)(c)	746,000	674,959
ABPCI Direct Lending Fund CLO X L.P., Series 2020-10A, Class A1A, (3M USD LIBOR + 1.95%, 1.95% Floor), 6.19%, 1/20/32(a)(c)	250,000	246,193
ABPCI Direct Lending Fund IX LLC, Series 2020-9A, Class A1R, (3M USD LIBOR + 1.40%, 1.40% Floor), 6.21%, 11/18/31(a)(c)	378,000	370,395
Blackrock Mount Adams CLO IX L.P., Series 2021-9A, Class A1, (3M USD LIBOR + 1.37%, 1.37% Floor), 6.12%, 9/22/31(a)(c)	259,000	252,505
CARS-DB4 L.P., Series 2020-1A, Class A1, 2.69%, 2/15/50(a)	144,625	136,681
	Par	Value
Other (Continued)

Cerberus Loan Funding XXIX L.P., Series 2020-2A, Class A, (3M USD LIBOR + 1.90%, 1.90% Floor), 6.69%, 10/15/32(a)(c)	$939,000	$922,732
Cerberus Loan Funding XXVI L.P., Series 2019-1A, Class AR, (3M USD LIBOR + 1.50%, 1.50% Floor), 6.29%, 4/15/31(a)(c)	250,000	246,531
Cerberus Loan Funding XXVIII L.P.,
Series 2020-1A, Class A, (3M USD LIBOR + 1.85%, 1.85% Floor), 6.64%, 10/15/31(a)(c)	628,976	624,593
Series 2020-1A, Class D, (3M USD LIBOR + 5.30%, 5.30% Floor), 10.09%, 10/15/31(a)(c)	764,000	741,525

Cerberus Loan Funding XXXI L.P., Series 2021-1A, Class A, (3M USD LIBOR + 1.50%, 1.50% Floor), 6.29%, 4/15/32(a)(c)	342,620	338,074
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.22%, 4/25/47(a)	874,640	672,769
Cologix Data Centers U.S. Issuer LLC, Series 2021-1A, Class A2, 3.30%, 12/26/51(a)	412,000	368,331
Conn's Receivables Funding LLC, Series 2021-A, Class B, 2.87%, 5/15/26(a)	314,744	311,413
Dell Equipment Finance Trust,
Series 2020-2, Class D, 1.92%, 3/23/26(a)	255,000	251,157
Series 2021-2, Class C, 0.94%, 12/22/26(a)	104,000	98,172

Diamond Infrastructure Funding LLC, Series 2021-1A, Class C, 3.47%, 4/15/49(a)	104,000	82,776
Diamond Issuer, Series 2021-1A, Class C, 3.79%, 11/20/51(a)	282,000	227,299
Elm Trust,
Series 2020-3A, Class A2, 2.95%, 8/20/29(a)	134,000	125,662
Series 2020-3A, Class B, 4.48%, 8/20/29(a)	332,000	299,046

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
	Par	Value
Other (Continued)
Elm Trust,
Series 2020-4A, Class A2, 2.29%, 10/20/29(a)	$113,000	$105,860
Series 2020-4A, Class B, 3.87%, 10/20/29(a)	338,000	307,076

FCI Funding, Series 2021-1A, Class A, 1.13%, 4/15/33(a)	48,391	47,527
Fortress Credit Opportunities IX CLO Ltd., Series 2017-9A, Class A1TR, (3M USD LIBOR + 1.55%, 1.55% Floor), 6.34%, 10/15/33(a)(c)	954,000	913,878
Fortress Credit Opportunities XI CLO Ltd., Series 2018-11A, Class A1T, (3M USD LIBOR + 1.30%), 6.09%, 4/15/31(a)(c)	373,000	366,733
Fortress Credit Opportunities XVII CLO Ltd., Series 2022-17A, Class A, (3M CME Term SOFR + 1.37%, 1.37% Floor), 6.03%, 1/15/30(a)(c)	421,961	416,329
Golub Capital Partners ABS Funding Ltd.,
Series 2020-1A, Class A2, 3.21%, 1/22/29(a)	769,000	713,413
Series 2020-1A, Class B, 4.50%, 1/22/29(a)	476,000	443,944
Series 2021-1A, Class A2, 2.77%, 4/20/29(a)	161,000	148,060
Series 2021-1A, Class B, 3.82%, 4/20/29(a)	382,000	336,724
Series 2021-2A, Class A, 2.94%, 10/19/29(a)	796,000	692,462
Series 2021-2A, Class B, 3.99%, 10/19/29(a)	926,000	781,877

Golub Capital Partners CLO 36m Ltd., Series 2018-36A, Class A, (3M USD LIBOR + 1.30%), 5.83%, 2/05/31(a)(c)	562,000	551,167
Golub Capital Partners CLO Ltd.,
Series 2018-38A, Class C, (3M USD LIBOR + 2.80%, 2.80% Floor), 7.61%, 7/20/30(a)(c)	507,000	480,494
	Par	Value
Other (Continued)
Golub Capital Partners CLO Ltd.,
Series 2019-42A, Class A2, (3M USD LIBOR + 2.00%, 2.00% Floor), 6.81%, 4/20/31(a)(c)	$472,000	$465,442
HPEFS Equipment Trust,
Series 2022-1A, Class A3, 1.38%, 5/21/29(a)	551,000	530,783
Series 2022-1A, Class B, 1.79%, 5/21/29(a)	226,000	214,327
Series 2022-1A, Class C, 1.96%, 5/21/29(a)	150,000	140,778

Ivy Hill Middle Market Credit Fund XVIII Ltd., Series 18A, Class E, (3M USD LIBOR + 7.75%, 7.75% Floor), 12.57%, 4/22/33(a)(c)	970,000	842,896
Lake Shore MM CLO III LLC,
Series 2019-2A, Class A1R, (3M USD LIBOR + 1.48%, 1.48% Floor), 6.27%, 10/17/31(a)(c)	202,000	198,099
Series 2019-2A, Class A2R, 2.52%, 10/17/31(a)	100,000	91,643

Lake Shore MM CLO IV Ltd., Series 2021-1A, Class X, (3M USD LIBOR + 1.18%, 1.18% Floor), 5.97%, 10/15/33(a)(c)	106,333	105,831
Legal Fee Funding LLC, Series 2006-1A, Class A, 8.00%, 7/20/36(a)	17,068	15,124
MCF CLO IX Ltd., Series 2019-1A, Class A1R, (3M CME Term SOFR + 1.50%, 1.50% Floor), 6.16%, 7/17/31(a)(c)	971,000	952,740
Monroe Capital ABS Funding Ltd.,
Series 2021-1A, Class A2, 2.81%, 4/22/31(a)(b)	403,000	370,644
Series 2021-1A, Class B, 3.91%, 4/22/31(a)(b)	221,000	204,560

NRZ Advance Receivables Trust, Series 2020-T2, Class AT2, 1.48%, 9/15/53(a)	930,000	900,229

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
	Par	Value
Other (Continued)

Oasis Securitization Funding LLC, Series 2021-1A, Class A, 2.58%, 2/15/33(a)	$32,406	$31,994
Oportun Funding XIV LLC, Series 2021-A, Class A, 1.21%, 3/08/28(a)	143,000	134,217
Oportun Issuance Trust,
Series 2021-B, Class A, 1.47%, 5/08/31(a)	230,000	207,611
Series 2021-C, Class A, 2.18%, 10/08/31(a)	803,000	721,499

Owl Rock CLO III Ltd., Series 2020-3A, Class A1L, (3M USD LIBOR + 1.80%), 6.61%, 4/20/32(a)(c)	400,000	391,057
Owl Rock CLO VI Ltd., Series 2021-6A, Class A, (3M USD LIBOR + 1.45%, 1.45% Floor), 6.20%, 6/21/32(a)(c)	915,000	888,015
Owl Rock Technology Financing LLC, Series 2020-1A, Class A, (3M USD LIBOR + 2.95%, 2.95% Floor), 7.03%, 1/15/31(a)(c)	788,000	769,531
Parliament CLO II Ltd., Series 2021-2A, Class A, (3M USD LIBOR + 1.35%, 1.35% Floor), 6.03%, 8/20/32(a)(c)	334,000	328,560
Parliament Funding II Ltd., Series 2020-1A, Class AR, (3M USD LIBOR + 1.25%, 1.25% Floor), 6.06%, 10/20/31(a)(c)	347,051	343,368
Pawneee Equipment Receivables LLC, Series 2021-1, Class A2, 1.10%, 7/15/27(a)	127,117	121,934
PFS Financing Corp.,
Series 2020-E, Class B, 1.57%, 10/15/25(a)	747,000	723,206
Series 2020-G, Class A, 0.97%, 2/15/26(a)	531,000	507,587
Series 2020-G, Class B, 1.57%, 2/15/26(a)	100,000	95,530
Series 2021-A, Class A, 0.71%, 4/15/26(a)	367,000	347,588
Series 2021-A, Class B, 0.96%, 4/15/26(a)	100,000	94,521
Series 2021-B, Class A, 0.77%, 8/15/26(a)	317,000	296,399
Series 2021-B, Class B, 1.09%, 8/15/26(a)	101,000	93,723
	Par	Value
Other (Continued)
PFS Financing Corp.,
Series 2022-A, Class A, 2.47%, 2/15/27(a)	$899,000	$854,710
PRET LLC,
Series 2021-NPL6, Class A1, (Step to 5.49% on 12/25/24), 2.49%, 7/25/51(a)(d)	224,600	210,356
Series 2021-NPL5, Class A1, (Step to 5.49% on 11/25/24), 2.49%, 10/25/51(a)(d)	801,910	737,388
Pretium Mortgage Credit Partners I LLC,
Series 2021-NPL2, Class A1, (Step to 3.43% on 7/27/24), 1.99%, 6/27/60(a)(d)	338,334	315,534
Series 2021-NPL4, Class A1, (Step to 3.27% on 11/27/24), 2.36%, 10/27/60(a)(d)	666,695	622,141

SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(a)	307,246	279,750
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25%, 3/25/58(a)	222,118	214,042
TVEST LLC, Series 2020-A, Class A, 4.50%, 7/15/32(a)	53,785	53,051
Vantage Data Centers Issuer LLC, Series 2020-1A, Class A2, 1.65%, 9/15/45(a)	140,000	125,635
VCAT LLC,
Series 2021-NPL1, Class A1, (Step to 5.29% on 1/25/24), 2.29%, 12/26/50(a)(d)	50,148	47,956
Series 2021-NPL2, Class A1, (Step to 5.12% on 4/25/24), 2.12%, 3/27/51(a)(d)	229,674	217,857
VCP CLO II Ltd.,
Series 2021-2A, Class E, (3M USD LIBOR + 8.41%), 13.20%, 4/15/31(a)(b)(c)	1,119,000	1,064,608
Series 2021-2A, Class A1, (3M USD LIBOR + 1.67%), 6.46%, 4/15/31(a)(b)(c)	817,000	817,978
VCP RRL ABS I Ltd.,
Series 2021-1A, Class A, 2.15%, 10/20/31(a)	316,260	290,116

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
	Par	Value
Other (Continued)
VCP RRL ABS I Ltd.,
Series 2021-1A, Class B, 2.85%, 10/20/31(a)(b)	$282,740	$253,000

VOLT C LLC, Series 2021-NPL9, Class A1, (Step to 4.99% on 5/25/24), 1.99%, 5/25/51(a)(d)	232,460	212,159
VOLT XCIV LLC, Series 2021-NPL3, Class A1, (Step to 5.24% on 2/25/24), 2.24%, 2/27/51(a)(d)	321,552	301,410
VOLT XCV LLC, Series 2021-NPL4, Class A1, (Step to 5.24% on 3/25/24), 2.24%, 3/27/51(a)(d)	292,020	270,613
Woodmont Trust,
Series 2019-6A, Class A1R, (3M USD LIBOR + 1.48%, 1.48% Floor), 6.27%, 7/15/31(a)(c)	526,000	512,432
Series 2019-6A, Class A1R2, (3M USD LIBOR + 1.48%, 1.48% Floor), 6.27%, 7/15/31(a)(c)	250,000	246,897

Zais CLO 7 Ltd., Series 2017-2A, Class A, (3M USD LIBOR + 1.29%), 6.08%, 4/15/30(a)(c)	258,797	255,807
		34,271,238
Specialty Finance – 0.3%
CarMax Auto Owner Trust, Series 2023-1, Class A4, 4.65%, 1/16/29	100,000	100,124
GM Financial Consumer Automobile Receivables Trust, Series 2023-1, Class A4, 4.59%, 7/17/28	122,000	122,820
Mercedes-Benz Auto Receivables Trust, Series 2023-1, Class A4, 4.31%, 4/16/29	100,000	99,774
Toyota Auto Receivables Owner Trust, Series 2023-A, Class A4, 4.42%, 8/15/28	125,000	125,294
		448,012
	Par	Value
Whole Loan – 0.2%
RCO VII Mortgage LLC, Series 2021-2, Class A1, (Step to 5.12% on 10/25/24), 2.12%, 9/25/26(a)(d)	$218,481	$201,845
Total Asset-Backed Securities (Cost $47,823,444)		45,308,837

	Number of Shares
Common Stocks – 0.6%
Real Estate Services – 0.3%
Copper Property CTL Pass Through Trust(e)	25,536	338,352
Retail - Discretionary – 0.0%(f)
J.C. Penney Earnout(e)*	3,405	11,918
Telecommunications – 0.0%(f)
Windstream Corp.(e)*	3,347	33,470
Transportation & Logistics – 0.3%
PHI Group, Inc.*	44,387	399,483
Total Common Stocks (Cost $894,480)		783,223

	Par
Corporate Bonds – 2.5%
Asset Management – 1.1%
Ares Capital Corp., 2.88%, 6/15/28	$398,000	$336,103
Golub Capital BDC, Inc., 3.37%, 4/15/24	513,000	497,707
OWL Rock Core Income Corp., 4.70%, 2/08/27	660,000	604,037
		1,437,847
Commercial Support Services – 0.1%
Aramark Services, Inc., 6.38%, 5/01/25(a)	159,000	159,040
Home & Office Products – 0.2%
CD&R Smokey Buyer, Inc., 6.75%, 7/15/25(a)	315,000	285,862
Leisure Facilities & Services – 0.1%
Royal Caribbean Cruises Ltd., 11.50%, 6/01/25(a)	164,000	176,100

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
	Par	Value
Specialty Finance – 0.5%
Midcap Financial Issuer Trust, 6.50%, 5/01/28(a)	$761,000	$669,680
Telecommunications – 0.5%
Consolidated Communications, Inc., 6.50%, 10/01/28(a)(g)	381,000	310,379
Frontier Communications Holdings LLC,
5.88%, 10/15/27(a)	137,000	130,824
6.00%, 1/15/30(a)(g)	214,000	175,786
		616,989
Total Corporate Bonds (Cost $3,620,810)		3,345,518

Foreign Issuer Bonds – 0.5%
Canada – 0.4%
Air Canada Pass Through Trust, Series 2020-1, Class C, 10.50%, 7/15/26(a)	470,000	497,025
Ireland – 0.1%
Cimpress PLC, 7.00%, 6/15/26(g)	175,000	121,502
Total Foreign Issuer Bonds (Cost $612,889)		618,527

Mortgage-Backed Securities – 3.2%
Commercial Mortgage-Backed Securities – 1.1%
BX Commercial Mortgage Trust,
Series 2021-VOLT, Class E, (1M USD LIBOR + 2.00%, 2.00% Floor), 6.46%, 9/15/36(a)(c)	242,000	232,610
Series 2021-VOLT, Class F, (1M USD LIBOR + 2.40%, 2.40% Floor), 6.86%, 9/15/36(a)(c)	370,000	349,972

Hawaii Hotel Trust, Series 2019-MAUI, Class C, (1M USD LIBOR + 1.65%, 1.65% Floor), 6.11%, 5/15/38(a)(c)	616,000	597,482
	Par	Value
Commercial Mortgage-Backed Securities (Continued)

LoanCore Issuer Ltd., Series 2021-CRE4, Class A, (30D Average SOFR + 0.91%, 0.80% Floor), 5.19%, 7/15/35(a)(c)	$100,310	$98,864
VMC Finance LLC, Series 2021-HT1, Class A, (1M USD LIBOR + 1.65%, 1.65% Floor), 6.12%, 1/18/37(a)(c)	172,297	168,103
		1,447,031
Federal Home Loan Mortgage Corporation – 0.1%
Real Estate Mortgage Investment Conduits, Series 4162, Class P, 3.00%, 2/15/33	156,554	151,272
Federal National Mortgage Association – 0.1%
Interest Strip, Series 284, Class 1, 0.00%, 7/25/27(h)	64,522	59,266
Real Estate Mortgage Investment Conduits,
Series 2014-3, Class AM, 2.50%, 1/25/32	23,516	23,330
Series 2012-144, Class PD, 3.50%, 4/25/42	99,771	97,244
		179,840
Government National Mortgage Association – 0.3%
Series 2012-150, Class IO, 0.44%, 11/16/52(i)	696,285	6,435
Series 2015-108, Class IO, 0.33%, 10/16/56(i)	41,937	1,091
Series 2015-7, Class IO, 0.45%, 1/16/57(i)	1,508,440	32,272
Series 2020-42, Class IO, 0.94%, 3/16/62(i)	1,429,171	93,038
Series 2020-43, Class IO, 1.26%, 11/16/61(i)	971,676	69,566
Series 2020-71, Class IO, 1.09%, 1/16/62(i)	1,265,848	88,677
Series 2020-75, Class IO, 0.87%, 2/16/62(i)	2,277,086	141,289
		432,368
Whole Loan – 1.6%
Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.90%, 6/25/36(a)	117,493	111,738

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
	Par	Value
Whole Loan (Continued)
CFMT LLC,
Series 2021-HB5, Class A, 0.80%, 2/25/31(a)(i)	$209,945	$202,901
Series 2021-HB7, Class A, 1.15%, 10/27/31(a)	142,781	134,353
Series 2021-HB7, Class M1, 2.12%, 10/27/31(a)(i)	192,000	177,595
PRPM LLC,
Series 2021-2, Class A1, 2.12%, 3/25/26(a)(i)	229,779	217,670
Series 2021-9, Class A1, (Step to 5.36% on 11/25/24), 2.36%, 10/25/26(a)(d)	353,201	331,511
Series 2021-10, Class A1, (Step to 5.49% on 11/25/24), 2.49%, 10/25/26(a)(d)	357,394	337,194
Series 2021-11, Class A1, (Step to 5.49% on 12/25/24), 2.49%, 11/25/26(a)(d)	433,191	407,394

Towd Point Mortgage Trust, Series 2023-1, Class A1, 3.75%, 1/25/63(a)	203,000	193,105
		2,113,461
Total Mortgage-Backed Securities (Cost $5,240,632)		4,323,972

Term Loans – 2.8%(c)
Commercial Support Services – 0.4%
Cimpress PLC, Tranche B-1 Term Loan, (1M USD LIBOR + 3.50%, 0.50% Floor), 8.07%, 5/17/28	267,920	242,524
Packers Holdings LLC, Initial Term Loan, (1M USD LIBOR + 3.25%, 0.75% Floor), 7.71%, 3/09/28	328,275	303,382
		545,906
Health Care Facilities & Services – 0.9%
GHX Ultimate Parent Corp., Initial Term Loan, (3M USD LIBOR + 3.25%, 1.00% Floor), 7.98%, 6/28/24	489,580	487,132
	Par	Value
Health Care Facilities & Services (Continued)
Heartland Dental LLC, 2021 Incremental Term Loan, (1M USD LIBOR + 4.00%), 8.55%, 4/30/25	$491,570	$471,907
PetVet Care Centers LLC, 2021 First Lien Replacement Term Loan, (1M USD LIBOR + 3.50%, 0.75% Floor), 8.07%, 2/14/25	320,218	303,487
		1,262,526
Insurance – 0.5%
Asurion LLC, New B-7 Term Loan, (1M USD LIBOR + 3.00%), 7.57%, 11/03/24	641,564	634,244
Retail - Discretionary – 0.0%(f)
J.C. Penney Corp., Inc., Term Loan, (j)	233,386	23
Software – 0.5%
Applied Systems, Inc., 2026 Term Loan, (3M USD CME Term SOFR + 4.50%, 0.50% Floor), 9.08%, 9/18/26	59,000	59,098
Azalea TopCo, Inc., Initial Term Loan, (1M USD LIBOR + 3.50%), 8.07%, 7/24/26	327,946	312,880
Polaris Newco LLC, Dollar Term Loan, (3M USD LIBOR + 4.00%, 0.50% Floor), 8.73%, 6/02/28	325,875	309,275
		681,253
Telecommunications – 0.5%
Frontier Communications Corp., TLB, (3M USD LIBOR + 3.75%, 0.75% Floor), 8.50%, 5/01/28	363,525	355,688
Windstream Services II LLC, Initial Term Loan, (1M USD CME Term SOFR + 6.25%, 1.00% Floor), 10.91%, 9/21/27	308,014	279,778
		635,466
Total Term Loans (Cost $3,902,277)		3,759,418

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
	Number of Shares	Value
Warrants – 0.0%(f)
Telecommunications – 0.0%(f)
Windstream Services LLC(e)*	318	$3,180
Total Warrants (Cost $146,140)		3,180

Investment Companies – 46.1%
Schwab Intermediate-Term U.S. Treasury ETF	296,270	14,923,120
Schwab Short-Term U.S. Treasury ETF	470,158	22,849,679
Vanguard Short-Term Corporate Bond ETF	201,875	15,439,400
Vanguard Short-Term Inflation-Protected Securities ETF	186,006	8,757,162
Total Investment Companies (Cost $66,318,550)		61,969,361

Par/Number of Shares
Short-Term Investments – 11.2%
Asset-Backed Securities – 0.3%
Gracie Point International Funding, (1M USD LIBOR + 0.75%), 5.32%, 11/01/23(a)(c)	$402,845	402,304
	Par/Number of Shares	Value
Money Market Funds – 6.3%
Northern Institutional Funds - Liquid Assets Portfolio (Shares), 4.35%(k)(l)	451,755	$451,755
Northern Institutional Funds - Treasury Portfolio (Premier), 4.02%(k)	8,015,390	8,015,390
		8,467,145
U.S. Treasury Bills – 4.6%
U.S. Treasury Bill, 2.70%, 2/02/23(m)	$6,183,000	6,182,314
Total Short-Term Investments (Cost $15,052,294)		15,051,763
Total Investments – 100.6% (Cost $143,611,516)		135,163,799
Liabilities less Other Assets – (0.6)%		(803,169)
NET ASSETS – 100.0%		$134,360,630

Percentages shown are based on Net Assets.

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Restricted security that has been deemed illiquid. At January 31, 2023, the value of these restricted illiquid securities amounted to $4,652,795 or 3.46% of net assets. Additional information on these restricted illiquid securities is as follows:

Security	Acquisition Date	Acquisition Cost
ABPCI Direct Lending Fund ABS I Ltd., 4.93%, 12/20/30	12/16/20	$891,000
ABPCI Direct Lending Fund ABS II LLC, 6.77%, 3/1/32	2/15/22	224,000
ABPCI Direct Lending Fund ABS II LLC, 8.24%, 3/1/32	2/15/22	935,000
Monroe Capital ABS Funding Ltd., 2.81%, 4/22/31	2/18/21-3/25/21	403,000
Monroe Capital ABS Funding Ltd., 3.91%, 4/22/31	2/18/21	221,000
VCP CLO II Ltd., 13.20%, 4/15/31	2/5/21	1,085,000
VCP CLO II Ltd., 6.46%, 4/15/31	3/7/22	813,000
VCP RRL ABS I Ltd., 2.85%, 10/20/31	7/28/21	283,000

(c)	Variable rate security. Rate as of January 31, 2023 is disclosed.
(d)	Step coupon bond. Rate as of January 31, 2023 is disclosed.
(e)	Investment is valued using significant unobservable inputs (Level 3).
(f)	Amount rounds to less than 0.05%.
(g)	Security either partially or fully on loan. As of January 31, 2023, the total value of securities on loan is $617,858.
(h)	Zero coupon bond.

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
(i)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate as of January 31, 2023 is disclosed.
(j)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(k)	7-day current yield as of January 31, 2023 is disclosed.
(l)	Security purchased with the cash proceeds from securities loaned. As of January 31, 2023, total cash collateral has a value of $451,755 and total non-cash collateral has a value of $178,762.
(m)	Discount rate at the time of purchase.
*	Non-Income Producing Security

Abbreviations:
1M	1 Month
3M	3 Month
ABS	Asset-Backed Security
BDC	Business Development Company
CLO	Collateralized Loan Obligation
CME	Chicago Mercantile Exchange
ETF	Exchange-Traded Fund
IO	Interest Only
L.P.	Limited Partnership
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
PLC	Public Limited Company
SOFR	United States Secured Overnight Financing Rate
Strip	Separate Trading of Registered Interest and Principal
USD	United States Dollar
Country Diversification (%)(a)
United States	80.3
Cayman Islands	8.5
All other countries less than 5%	11.2
Total	100.0

(a) Percentages shown are based on Net Assets.
Sector Diversification (%)(a)
Investment Companies	46.1
Asset-Backed Securities	33.7
Short-Term Investments	11.2
All other sectors less than 5%	9.0
Total	100.0
(a) Percentages shown are based on Net Assets.

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
Valuation Hierarchy
The following is a summary of the inputs used, as of January 31, 2023, in valuing the Fund's investments carried at fair value:
Morningstar Defensive Bond Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Asset-Backed Securities	$—	$45,308,837	$—	$45,308,837
Common Stocks	399,483	—	383,740	783,223
Corporate Bonds	—	3,345,518	—	3,345,518
Foreign Issuer Bonds	—	618,527	—	618,527
Mortgage-Backed Securities	—	4,323,972	—	4,323,972
Term Loans	—	3,759,418	—	3,759,418
Warrants	—	—	3,180	3,180
Investment Companies	61,969,361	—	—	61,969,361
Short-Term Investments	8,467,145	6,584,618	—	15,051,763
Total Investments	$70,835,989	$63,940,890	$386,920	$135,163,799

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments
Morningstar Multisector Bond Fund
	Par(a)	Value
Asset-Backed Securities – 0.3%
Other – 0.3%
AIG CLO LLC, Series 2021-2A, Class E, (3M USD LIBOR + 6.50%, 6.50% Floor), 11.31%, 7/20/34(b)(c)	$250,000	$230,337
Pikes Peak CLO 4, Series 2019-4A, Class ER, (3M USD LIBOR + 6.61%, 6.61% Floor), 11.40%, 7/15/34(b)(c)	250,000	219,806
Total Asset-Backed Securities (Cost $497,673)		450,143

	Number of Shares
Common Stocks – 0.0%(d)
Cable & Satellite – 0.0%(d)
Altice USA, Inc., Class A*	16,055	78,670
Engineering & Construction – 0.0%(d)
Mcdermott International Ltd.*	1,932	754
Oil & Gas Producers – 0.0%(d)
Battalion Oil Corp.*	363	3,746
Technology Services – 0.0%(d)
Clarivate PLC*	78	867
Total Common Stocks (Cost $338,427)		84,037

	Par(a)
Convertible Bonds – 1.5%
Biotechnology & Pharmaceuticals – 0.3%
BioMarin Pharmaceutical, Inc., 1.25%, 5/15/27	$335,000	$376,875
Livongo Health, Inc., 0.88%, 6/01/25	120,000	106,656
		483,531
Cable & Satellite – 0.5%
DISH Network Corp.,
0.00%, 12/15/25(e)	125,000	82,437
3.38%, 8/15/26	1,145,000	749,165
		831,602
Entertainment Content – 0.1%
Bilibili, Inc., 0.50%, 12/01/24	105,000	91,124
	Par(a)	Value
Health Care Facilities & Services – 0.2%
Teladoc Health, Inc., 1.25%, 6/01/27	$460,000	$368,874
Household Products – 0.0%(d)
Beauty Health (The) Co., 1.25%, 10/01/26(b)	15,000	12,272
Internet Media & Services – 0.1%
Uber Technologies, Inc., 0.00%, 12/15/25(e)	240,000	210,899
Zillow Group, Inc., 1.38%, 9/01/26	30,000	35,790
		246,689
Leisure Facilities & Services – 0.1%
NCL Corp. Ltd., 1.13%, 2/15/27	150,000	114,375
Penn Entertainment, Inc., 2.75%, 5/15/26	30,000	50,130
		164,505
Medical Equipment & Devices – 0.0%(d)
Lantheus Holdings, Inc., 2.63%, 12/15/27(b)	60,000	64,014
Semiconductors – 0.0%(d)
Wolfspeed, Inc.,
0.25%, 2/15/28(b)	15,000	13,688
1.88%, 12/01/29(b)	35,000	33,989
		47,677
Software – 0.1%
RingCentral, Inc., 0.00%, 3/15/26(e)	65,000	52,123
Unity Software, Inc., 0.00%, 11/15/26(e)	55,000	42,405
		94,528
Transportation & Logistics – 0.1%
Southwest Airlines Co., 1.25%, 5/01/25	210,000	251,790
Total Convertible Bonds (Cost $3,085,498)		2,656,606

Number of Shares
Convertible Preferred Stocks – 0.3%
Technology Services – 0.1%
Clarivate PLC, 5.25%	3,251	157,543

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Number of Shares	Value
Telecommunications – 0.2%
2020 Cash Mandatory Exchangeable Trust(b)(f)*	250	$301,535
Total Convertible Preferred Stocks (Cost $526,672)		459,078

	Par(a)
Corporate Bonds – 41.8%
Advertising & Marketing – 0.0%(d)
CMG Media Corp., 8.88%, 12/15/27(b)	$55,000	$42,900
Aerospace & Defense – 0.6%
Boeing (The) Co.,
3.25%, 2/01/28	117,000	109,222
5.71%, 5/01/40	132,000	135,070
3.85%, 11/01/48	23,000	17,346
5.81%, 5/01/50	49,000	50,024
5.93%, 5/01/60	23,000	23,503

Lockheed Martin Corp., 5.25%, 1/15/33	111,000	118,451
Moog, Inc., 4.25%, 12/15/27(b)	15,000	13,913
Raytheon Technologies Corp.,
4.45%, 11/16/38	65,000	62,632
4.50%, 6/01/42	67,000	64,269
4.80%, 12/15/43	7,000	6,806
4.35%, 4/15/47	48,000	44,440

Spirit AeroSystems, Inc., 4.60%, 6/15/28	230,000	193,318
TransDigm, Inc.,
6.25%, 3/15/26(b)	175,000	174,938
5.50%, 11/15/27	80,000	76,398
		1,090,330
Asset Management – 0.6%
Blackstone Holdings Finance Co. LLC,
2.00%, 1/30/32(b)	47,000	35,881
6.20%, 4/22/33(b)	49,000	51,687
2.85%, 8/05/51(b)	97,000	60,611
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
6.38%, 12/15/25	105,000	104,082
6.25%, 5/15/26	105,000	103,583
5.25%, 5/15/27	565,000	526,069
	Par(a)	Value
Asset Management (Continued)

Main Street Capital Corp., 3.00%, 7/14/26	$70,000	$61,661
OWL Rock Core Income Corp., 7.75%, 9/16/27(b)	57,000	57,431
		1,001,005
Automotive – 1.4%
Dana, Inc., 4.25%, 9/01/30	45,000	38,084
Ford Motor Co., 3.25%, 2/12/32	340,000	269,847
Ford Motor Credit Co. LLC,
4.06%, 11/01/24	505,000	489,087
2.30%, 2/10/25	475,000	440,450

General Motors Co., 6.13%, 10/01/25	60,000	61,530
General Motors Financial Co., Inc.,
(3M USD LIBOR + 3.60%), 5.75%, 9/30/27(g)(h)	260,000	237,981
(3M USD LIBOR + 3.44%), 6.50%, 9/30/28(g)(h)	120,000	112,280
Goodyear Tire & Rubber (The) Co.,
4.88%, 3/15/27	210,000	196,627
5.00%, 7/15/29	5,000	4,404

Harley-Davidson Financial Services, Inc., 3.05%, 2/14/27(b)	105,000	96,430
Toyota Motor Credit Corp.,
4.40%, 9/20/24	290,000	288,616
4.45%, 6/29/29	60,000	60,379
4.70%, 1/12/33	60,000	60,989

Wheel Pros, Inc., 6.50%, 5/15/29(b)	65,000	25,984
		2,382,688
Banking – 2.8%
Bank of America Corp.,
(3M USD LIBOR + 0.78%), 3.55%, 3/05/24(h)	470,000	469,271
(SOFR + 0.69%), 0.98%, 4/22/25(h)	68,000	64,438
(SOFR + 0.65%), 1.53%, 12/06/25(h)	45,000	42,054
(3M USD LIBOR + 0.64%), 2.02%, 2/13/26(h)	178,000	167,070
(SOFR + 1.01%), 1.20%, 10/24/26(h)	28,000	25,246
(SOFR + 1.29%), 5.08%, 1/20/27(h)	120,000	120,441
(SOFR + 0.91%), 1.66%, 3/11/27(h)	130,000	117,399
(SOFR + 0.96%), 1.73%, 7/22/27(h)	51,000	45,697

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(a)	Value
Banking (Continued)
Bank of America Corp.,
(3M USD LIBOR + 1.51%), 3.71%, 4/24/28(h)	$133,000	$126,821
(3M USD LIBOR + 1.37%), 3.59%, 7/21/28(h)	29,000	27,399
(SOFR + 1.99%), 6.20%, 11/10/28(h)	39,000	41,127
(3M USD LIBOR + 1.04%), 3.42%, 12/20/28(h)	36,000	33,670
(SOFR + 1.06%), 2.09%, 6/14/29(h)	6,000	5,229
(3M USD LIBOR + 1.31%), 4.27%, 7/23/29(h)	103,000	99,569
(3M USD LIBOR + 1.18%), 3.19%, 7/23/30(h)	85,000	76,231
(SOFR + 2.15%), 2.59%, 4/29/31(h)	41,000	35,065
(SOFR + 1.53%), 1.90%, 7/23/31(h)	208,000	168,137
(SOFR + 1.32%), 2.69%, 4/22/32(h)	176,000	148,588
(SOFR + 1.22%), 2.30%, 7/21/32(h)	78,000	63,493
(SOFR + 1.33%), 2.97%, 2/04/33(h)	149,000	127,064
(SOFR + 1.83%), 4.57%, 4/27/33(h)	163,000	157,502
(SOFR + 2.16%), 5.02%, 7/22/33(h)	83,000	82,950
(5Y US Treasury CMT + 1.20%), 2.48%, 9/21/36(h)	178,000	138,870
(5Y US Treasury CMT + 2.00%), 3.85%, 3/08/37(h)	54,000	47,057
(SOFR + 1.93%), 2.68%, 6/19/41(h)	7,000	5,160
(3M USD LIBOR + 3.15%), 4.08%, 3/20/51(h)	22,000	18,937
Citigroup, Inc.,
(SOFR + 1.28%), 3.07%, 2/24/28(h)	34,000	31,605
(SOFR + 3.91%), 4.41%, 3/31/31(h)	41,000	39,327
JPMorgan Chase & Co.,
(3M CME Term SOFR + 0.58%), 0.97%, 6/23/25(h)	327,000	308,104
(SOFR + 1.16%), 2.30%, 10/15/25(h)	75,000	71,392
(SOFR + 1.07%), 5.55%, 12/15/25(h)	86,000	86,694
(SOFR + 0.92%), 2.60%, 2/24/26(h)	27,000	25,688
(SOFR + 1.85%), 2.08%, 4/22/26(h)	352,000	330,581
	Par(a)	Value
Banking (Continued)
JPMorgan Chase & Co.,
(3M USD LIBOR + 1.25%), 3.96%, 1/29/27(h)	$58,000	$56,664
(3M CME Term SOFR + 0.70%), 1.04%, 2/04/27(h)	179,000	159,395
(SOFR + 0.89%), 1.58%, 4/22/27(h)	67,000	60,216
(SOFR + 0.77%), 1.47%, 9/22/27(h)	115,000	101,879
(SOFR + 1.17%), 2.95%, 2/24/28(h)	106,000	98,358
(SOFR + 1.89%), 2.18%, 6/01/28(h)	42,000	37,659
(3M USD LIBOR + 0.95%), 3.51%, 1/23/29(h)	76,000	71,214
(SOFR + 1.02%), 2.07%, 6/01/29(h)	39,000	33,794
(3M USD LIBOR + 1.33%), 4.45%, 12/05/29(h)	126,000	122,887
(SOFR + 1.07%), 1.95%, 2/04/32(h)	155,000	124,560
(SOFR + 1.18%), 2.55%, 11/08/32(h)	33,000	27,393
(SOFR + 1.26%), 2.96%, 1/25/33(h)	31,000	26,574
(SOFR + 2.58%), 5.72%, 9/14/33(h)	40,000	41,269
(SOFR + 2.46%), 3.11%, 4/22/41(h)	43,000	33,994
(SOFR + 2.44%), 3.11%, 4/22/51(h)	66,000	48,275

PNC Financial Services Group (The), Inc., (SOFR + 1.93%), 5.07%, 1/24/34(h)	76,000	76,661
Truist Financial Corp.,
(3M USD LIBOR + 0.65%), 5.42%, 3/15/28(c)	106,000	99,378
(SOFR + 1.85%), 5.12%, 1/26/34(h)	92,000	93,233
Wells Fargo & Co.,
(SOFR + 2.53%), 3.07%, 4/30/41(h)	21,000	16,374
(SOFR + 4.50%), 5.01%, 4/04/51(h)	48,000	47,324
(SOFR + 2.13%), 4.61%, 4/25/53(h)	150,000	139,955
		4,864,932
Beverages – 0.0%(d)
PepsiCo, Inc.,
3.90%, 7/18/32	41,000	40,058
4.20%, 7/18/52	34,000	32,774
		72,832

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(a)	Value
Biotechnology & Pharmaceuticals – 1.4%
AbbVie, Inc.,
3.20%, 5/14/26	$68,000	$65,287
3.20%, 11/21/29	77,000	71,597
4.50%, 5/14/35	83,000	81,023
4.05%, 11/21/39	121,000	109,020
4.63%, 10/01/42	59,000	55,496
4.25%, 11/21/49	58,000	51,920
Amgen, Inc.,
2.20%, 2/21/27	59,000	54,123
2.45%, 2/21/30	36,000	31,308
2.30%, 2/25/31	22,000	18,511
3.15%, 2/21/40	96,000	75,062
4.20%, 2/22/52	27,000	23,076
Bausch Health Cos., Inc.,
6.13%, 2/01/27(b)	65,000	44,363
4.88%, 6/01/28(b)	520,000	334,266
6.25%, 2/15/29(b)	120,000	55,149
5.00%, 2/15/29(b)	5,000	2,247
5.25%, 1/30/30(b)	140,000	61,393
Bristol-Myers Squibb Co.,
3.20%, 6/15/26	46,000	44,546
3.40%, 7/26/29	11,000	10,484
4.63%, 5/15/44	25,000	24,467
4.55%, 2/20/48	40,000	38,861
4.25%, 10/26/49	35,000	32,271
3.70%, 3/15/52	113,000	95,544
3.90%, 3/15/62	23,000	19,399

Endo Dac/Endo Finance LLC/Endo Finco, Inc., 6.00%, 6/30/28(b)(i)	100,000	6,005
Endo Luxembourg Finance Co. I S.a.r.l./Endo U.S., Inc., 6.13%, 4/01/29(b)(i)	10,000	7,850
Gilead Sciences, Inc., 3.50%, 2/01/25	107,000	104,693
Johnson & Johnson,
3.63%, 3/03/37	61,000	56,892
5.85%, 7/15/38	43,000	50,232
2.10%, 9/01/40	40,000	29,313
3.70%, 3/01/46	22,000	19,836
Merck & Co., Inc.,
2.75%, 12/10/51	28,000	20,165
2.90%, 12/10/61	47,000	32,720

Mylan, Inc., 5.20%, 4/15/48	72,000	59,247
Organon & Co./Organon Foreign Debt Co-Issuer B.V., 5.13%, 4/30/31(b)	240,000	216,670
Prestige Brands, Inc., 3.75%, 4/01/31(b)	45,000	38,210
	Par(a)	Value
Biotechnology & Pharmaceuticals (Continued)

Roche Holdings, Inc., 2.08%, 12/13/31(b)	$200,000	$168,836
Royalty Pharma PLC,
1.75%, 9/02/27	101,000	87,780
3.55%, 9/02/50	26,000	18,323

Utah Acquisition Sub, Inc., 5.25%, 6/15/46	14,000	11,681
Viatris, Inc.,
3.85%, 6/22/40	43,000	31,386
4.00%, 6/22/50	7,000	4,852
		2,364,104
Cable & Satellite – 2.8%
Block Communications, Inc., 4.88%, 3/01/28(b)	25,000	22,000
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.50%, 5/01/26(b)	25,000	24,564
5.13%, 5/01/27(b)	460,000	438,403
5.00%, 2/01/28(b)	515,000	480,881
4.75%, 3/01/30(b)	620,000	541,750
4.25%, 2/01/31(b)	102,000	84,971
4.50%, 5/01/32	44,000	36,410
4.25%, 1/15/34(b)	90,000	70,159
Charter Communications Operating LLC/Charter Communications Operating Capital,
4.91%, 7/23/25	10,000	9,949
2.80%, 4/01/31	29,000	23,746
2.30%, 2/01/32	27,000	20,764
6.48%, 10/23/45	9,000	8,854
4.80%, 3/01/50	79,000	62,209
3.95%, 6/30/62	67,000	43,299
Comcast Corp.,
5.35%, 11/15/27	10,000	10,418
1.95%, 1/15/31	36,000	30,130
5.65%, 6/15/35	72,000	78,495
6.50%, 11/15/35	11,000	12,782
3.20%, 7/15/36	23,000	19,715
3.90%, 3/01/38	48,000	43,870
3.25%, 11/01/39	88,000	73,136
4.00%, 8/15/47	43,000	37,250
2.89%, 11/01/51	89,000	62,131
2.94%, 11/01/56	140,000	95,539
CSC Holdings LLC,
5.75%, 1/15/30(b)	900,000	567,000
4.63%, 12/01/30(b)	1,000,000	591,302

Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.88%, 8/15/27(b)	340,000	307,974

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(a)	Value
Cable & Satellite (Continued)
DISH DBS Corp.,
7.75%, 7/01/26	$315,000	$255,830
5.25%, 12/01/26(b)	65,000	56,022
7.38%, 7/01/28	80,000	57,451
5.75%, 12/01/28(b)	70,000	57,273
5.13%, 6/01/29	585,000	371,996

Radiate Holdco LLC/Radiate Finance, Inc., 6.50%, 9/15/28(b)	130,000	67,729
Sirius XM Radio, Inc., 5.00%, 8/01/27(b)	175,000	165,594
		4,829,596
Chemicals – 0.3%
ASP Unifrax Holdings, Inc., 5.25%, 9/30/28(b)	120,000	102,814
Chemours (The) Co., 5.38%, 5/15/27	70,000	64,714
Dow Chemical (The) Co.,
6.30%, 3/15/33	20,000	22,035
4.38%, 11/15/42	71,000	63,410
6.90%, 5/15/53	52,000	61,635
International Flavors & Fragrances, Inc.,
1.83%, 10/15/27(b)	75,000	64,904
2.30%, 11/01/30(b)	34,000	28,180
Mosaic (The) Co.,
5.45%, 11/15/33	81,000	83,188
4.88%, 11/15/41	19,000	17,274
5.63%, 11/15/43	15,000	14,976

RPM International, Inc., 2.95%, 1/15/32	86,000	70,839
		593,969
Commercial Support Services – 0.4%
ADT Security (The) Corp., 4.13%, 8/01/29(b)	265,000	235,916
Aramark Services, Inc., 5.00%, 2/01/28(b)	25,000	23,562
Clean Harbors, Inc., 6.38%, 2/01/31(b)	50,000	50,935
Covanta Holding Corp., 4.88%, 12/01/29(b)	165,000	144,169
Deluxe Corp., 8.00%, 6/01/29(b)	95,000	81,344
Republic Services, Inc., 2.90%, 7/01/26	35,000	33,123
Waste Connections, Inc.,
2.60%, 2/01/30	16,000	14,116
3.20%, 6/01/32	16,000	14,348

Waste Management, Inc., 2.95%, 6/01/41	27,000	21,304
		618,817
	Par(a)	Value
Construction Materials – 0.1%
Advanced Drainage Systems, Inc., 6.38%, 6/15/30(b)	$85,000	$84,455
Standard Industries, Inc., 4.38%, 7/15/30(b)	80,000	68,390
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 1/15/29(b)	50,000	46,949
		199,794
Containers & Packaging – 0.1%
Graham Packaging Co., Inc., 7.13%, 8/15/28(b)	75,000	65,549
Sealed Air Corp., 6.13%, 2/01/28(b)	60,000	60,534
WRKCo, Inc., 4.65%, 3/15/26	16,000	15,944
		142,027
Diversified Industrials – 0.0%(d)
Honeywell International, Inc., 5.00%, 2/15/33	25,000	26,323
Parker-Hannifin Corp., 4.25%, 9/15/27	54,000	53,386
		79,709
E-Commerce Discretionary – 0.3%
Amazon.com, Inc.,
4.55%, 12/01/27	53,000	53,673
2.10%, 5/12/31	17,000	14,483
3.60%, 4/13/32	53,000	50,425
4.70%, 12/01/32	70,000	71,659
3.10%, 5/12/51	110,000	83,637
3.95%, 4/13/52	27,000	23,912
3.25%, 5/12/61	73,000	53,684
4.10%, 4/13/62	99,000	86,906
		438,379
Electric Utilities – 3.0%
AEP Transmission Co. LLC, 2.75%, 8/15/51	25,000	17,102
Alabama Power Co.,
3.85%, 12/01/42	4,000	3,397
3.75%, 3/01/45	29,000	23,936
4.30%, 7/15/48	38,000	33,748
3.45%, 10/01/49	26,000	20,024

Alliant Energy Finance LLC, 3.60%, 3/01/32(b)	28,000	25,126
American Electric Power Co., Inc., (5Y US Treasury CMT + 2.68%), 3.88%, 2/15/62(h)	36,000	30,875

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(a)	Value
Electric Utilities (Continued)
Appalachian Power Co.,
3.40%, 6/01/25	$25,000	$24,210
4.50%, 3/01/49	33,000	29,228

Avangrid, Inc., 3.15%, 12/01/24	47,000	45,394
Calpine Corp.,
5.25%, 6/01/26(b)	40,000	38,687
4.50%, 2/15/28(b)	150,000	138,414
5.13%, 3/15/28(b)	175,000	158,447

CMS Energy Corp., (5Y US Treasury CMT + 4.12%), 4.75%, 6/01/50(h)	207,000	188,258
Connecticut Light and Power (The) Co., 5.25%, 1/15/53	115,000	123,149
Consumers Energy Co., 4.20%, 9/01/52	27,000	24,634
Dominion Energy, Inc.,
3.07%, 8/15/24	38,000	36,873
5.38%, 11/15/32	77,000	79,220
Duke Energy Carolinas LLC,
6.45%, 10/15/32	34,000	38,014
4.25%, 12/15/41	23,000	20,968
4.00%, 9/30/42	29,000	25,407
3.75%, 6/01/45	6,000	5,031
5.35%, 1/15/53	65,000	68,673
Duke Energy Corp.,
3.15%, 8/15/27	32,000	30,116
2.55%, 6/15/31	71,000	60,231
Duke Energy Florida LLC,
2.40%, 12/15/31	35,000	29,732
4.20%, 7/15/48	8,000	7,110
5.95%, 11/15/52	23,000	26,059
Duke Energy Ohio, Inc.,
3.70%, 6/15/46	41,000	32,252
4.30%, 2/01/49	49,000	42,574
Duke Energy Progress LLC,
4.10%, 5/15/42	60,000	53,418
4.10%, 3/15/43	42,000	37,269
4.20%, 8/15/45	61,000	54,150
Entergy Arkansas LLC,
4.00%, 6/01/28	10,000	9,681
5.15%, 1/15/33	23,000	23,902
4.20%, 4/01/49	23,000	20,257
2.65%, 6/15/51	14,000	9,271
3.35%, 6/15/52	34,000	25,811
Entergy Louisiana LLC,
5.40%, 11/01/24	66,000	67,146
3.25%, 4/01/28	5,000	4,686
4.00%, 3/15/33	27,000	25,493
4.95%, 1/15/45	181,000	169,634
4.20%, 9/01/48	36,000	31,907
	Par(a)	Value
Electric Utilities (Continued)
Entergy Mississippi LLC,
3.85%, 6/01/49	$34,000	$27,837
3.50%, 6/01/51	15,000	11,606
Eversource Energy,
1.40%, 8/15/26	119,000	106,589
2.90%, 3/01/27	68,000	63,821

Exelon Corp., 4.95%, 6/15/35	138,000	138,965
Florida Power & Light Co.,
5.40%, 9/01/35	31,000	32,317
5.65%, 2/01/37	20,000	21,388
2.88%, 12/04/51	4,000	2,909

Georgia Power Co., 4.70%, 5/15/32	32,000	31,905
Indiana Michigan Power Co.,
3.85%, 5/15/28	22,000	21,243
6.05%, 3/15/37	12,000	13,008

IPALCO Enterprises, Inc., 4.25%, 5/01/30	66,000	61,031
Metropolitan Edison Co., 4.00%, 4/15/25(b)	71,000	68,474
MidAmerican Energy Co.,
4.80%, 9/15/43	15,000	14,843
4.40%, 10/15/44	113,000	105,462
4.25%, 5/01/46	52,000	46,358
Mississippi Power Co.,
4.75%, 10/15/41	11,000	9,560
4.25%, 3/15/42	26,000	22,438

Monongahela Power Co., 3.55%, 5/15/27(b)	47,000	44,946
National Rural Utilities Cooperative Finance Corp.,
3.40%, 2/07/28	22,000	20,952
2.75%, 4/15/32	32,000	27,491
4.02%, 11/01/32	41,000	38,814
4.15%, 12/15/32	50,000	47,904
5.80%, 1/15/33	12,000	12,939
(3M USD LIBOR + 3.63%), 5.25%, 4/20/46(h)	97,000	90,452
NextEra Energy Capital Holdings, Inc.,
4.26%, 9/01/24	50,000	49,571
4.45%, 6/20/25	51,000	50,690
1.88%, 1/15/27	89,000	80,376
NRG Energy, Inc.,
5.25%, 6/15/29(b)	10,000	9,025
3.88%, 2/15/32(b)	100,000	77,840

Oklahoma Gas and Electric Co., 5.40%, 1/15/33	24,000	25,105

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(a)	Value
Electric Utilities (Continued)
Pacific Gas and Electric Co.,
3.25%, 6/01/31	$31,000	$26,314
4.45%, 4/15/42	52,000	41,339
4.30%, 3/15/45	46,000	35,051
6.75%, 1/15/53	32,000	33,518
PacifiCorp.,
4.10%, 2/01/42	112,000	98,984
5.35%, 12/01/53	88,000	93,983

Pattern Energy Operations L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(b)	55,000	50,462
PG&E Corp.,
5.00%, 7/01/28	105,000	98,390
5.25%, 7/01/30	15,000	13,800
Public Service Co. of New Hampshire,
3.60%, 7/01/49	33,000	27,287
5.15%, 1/15/53	82,000	86,650
Public Service Co. of Oklahoma,
2.20%, 8/15/31	59,000	48,737
3.15%, 8/15/51	57,000	40,497
Public Service Electric and Gas Co.,
3.00%, 5/15/27	25,000	23,769
3.10%, 3/15/32	27,000	24,447
Public Service Enterprise Group, Inc.,
5.85%, 11/15/27	38,000	39,901
2.45%, 11/15/31	90,000	75,144

Sempra Energy, (5Y US Treasury CMT + 2.87%), 4.13%, 4/01/52(h)	182,000	159,312
Southern (The) Co., (5Y US Treasury CMT + 3.73%), 4.00%, 1/15/51(h)	214,000	203,585
Southern California Edison Co.,
4.05%, 3/15/42	60,000	50,846
4.13%, 3/01/48	33,000	28,053
3.65%, 2/01/50	15,000	11,791

Tucson Electric Power Co., 4.00%, 6/15/50	27,000	21,942
Union Electric Co., 2.15%, 3/15/32	24,000	19,732
Virginia Electric and Power Co., 3.80%, 4/01/28	104,000	100,465
Vistra Operations Co. LLC,
5.13%, 5/13/25(b)	80,000	78,461
5.50%, 9/01/26(b)	210,000	204,528
	Par(a)	Value
Electric Utilities (Continued)
WEC Energy Group, Inc.,
5.00%, 9/27/25	$15,000	$15,078
5.15%, 10/01/27	20,000	20,444

Wisconsin Power and Light Co., 3.00%, 7/01/29	33,000	29,953
		5,137,836
Electric, Gas Marketing & Trading – 0.1%
New York State Electric & Gas Corp., 3.25%, 12/01/26(b)	95,000	90,720
PECO Energy Co., 2.85%, 9/15/51	36,000	25,509
		116,229
Electrical Equipment – 0.0%(d)
Sensata Technologies, Inc.,
4.38%, 2/15/30(b)	20,000	18,105
3.75%, 2/15/31(b)	30,000	25,466
		43,571
Engineering & Construction – 0.0%(d)
Installed Building Products, Inc., 5.75%, 2/01/28(b)	30,000	27,596
Quanta Services, Inc., 2.35%, 1/15/32	41,000	32,813
		60,409
Entertainment Content – 0.6%
Diamond Sports Group LLC/Diamond Sports Finance Co.,
5.38%, 8/15/26(b)	215,000	15,856
6.63%, 8/15/27(b)(f)	115,000	2,300
Discovery Communications LLC,
4.88%, 4/01/43	62,000	51,367
5.30%, 5/15/49	23,000	19,454
Paramount Global,
4.95%, 1/15/31	70,000	64,553
5.50%, 5/15/33	18,000	16,993
4.38%, 3/15/43	87,000	64,193
5.85%, 9/01/43	49,000	43,599
5.25%, 4/01/44	17,000	13,826
4.95%, 5/19/50	86,000	68,364
(5Y US Treasury CMT + 4.00%), 6.38%, 3/30/62(h)	42,000	36,644

Playtika Holding Corp., 4.25%, 3/15/29(b)	60,000	49,785
Time Warner Cable Enterprises LLC, 8.38%, 7/15/33	37,000	43,370

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(a)	Value
Entertainment Content (Continued)
TWDC Enterprises 18 Corp.,
3.15%, 9/17/25	$29,000	$27,951
4.13%, 12/01/41	12,000	10,986
Walt Disney (The) Co.,
8.50%, 2/23/25	37,000	39,770
2.00%, 9/01/29	20,000	17,283
6.55%, 3/15/33	41,000	47,034
4.75%, 9/15/44	35,000	34,273
4.75%, 11/15/46	43,000	41,682
Warnermedia Holdings, Inc.,
3.76%, 3/15/27(b)	192,000	179,946
4.28%, 3/15/32(b)	89,000	79,206
5.05%, 3/15/42(b)	41,000	35,007
5.14%, 3/15/52(b)	23,000	19,103
5.39%, 3/15/62(b)	24,000	19,972
		1,042,517
Food – 0.6%
Cargill, Inc.,
2.13%, 4/23/30(b)	34,000	28,839
1.70%, 2/02/31(b)	17,000	13,699
2.13%, 11/10/31(b)	7,000	5,743
5.13%, 10/11/32(b)	15,000	15,638
3.13%, 5/25/51(b)	22,000	16,331

Hershey (The) Co., 3.13%, 11/15/49	65,000	50,182
HLF Financing S.a.r.l. LLC/Herbalife International, Inc., 4.88%, 6/01/29(b)	70,000	51,188
Hormel Foods Corp., 3.05%, 6/03/51	34,000	25,529
J M Smucker (The) Co., 2.75%, 9/15/41	65,000	47,735
Kraft Heinz Foods Co.,
5.00%, 6/04/42	29,000	27,911
5.20%, 7/15/45	29,000	28,356

Mars, Inc., 2.38%, 7/16/40(b)	99,000	72,409
Mondelez International, Inc., 2.63%, 3/17/27	30,000	27,921
Nestle Holdings, Inc., 4.70%, 1/15/53(b)	150,000	153,328
Pilgrim's Pride Corp., 5.88%, 9/30/27(b)	300,000	297,687
Post Holdings, Inc., 4.63%, 4/15/30(b)	165,000	145,200
Simmons Foods, Inc., 4.63%, 3/01/29(b)	65,000	55,109
		1,062,805
	Par(a)	Value
Forestry, Paper & Wood Products – 0.0%(d)
Georgia-Pacific LLC, 0.63%, 5/15/24(b)	$55,000	$52,155
Gas & Water Utilities – 0.2%
Ferrellgas L.P./Ferrellgas Finance Corp., 5.38%, 4/01/26(b)	65,000	59,800
ONE Gas, Inc., 4.25%, 9/01/32	33,000	32,193
Piedmont Natural Gas Co., Inc., 3.60%, 9/01/25	28,000	26,792
South Jersey Industries, Inc., 5.02%, 4/15/31	202,000	160,945
Suburban Propane Partners L.P./Suburban Energy Finance Corp., 5.00%, 6/01/31(b)	95,000	82,648
		362,378
Health Care Facilities & Services – 1.8%
AdaptHealth LLC, 5.13%, 3/01/30(b)	95,000	84,553
AHP Health Partners, Inc., 5.75%, 7/15/29(b)	65,000	53,475
Centene Corp.,
2.45%, 7/15/28	225,000	194,906
3.00%, 10/15/30	120,000	102,600

CHS/Community Health Systems, Inc., 5.25%, 5/15/30(b)	280,000	225,938
Cigna Corp.,
4.13%, 11/15/25	23,000	22,740
4.80%, 8/15/38	130,000	127,273
3.20%, 3/15/40	93,000	74,275
4.90%, 12/15/48	21,000	20,129
3.40%, 3/15/50	31,000	23,528
CVS Health Corp.,
4.30%, 3/25/28	85,000	83,561
4.78%, 3/25/38	204,000	195,268
2.70%, 8/21/40	34,000	24,541
5.13%, 7/20/45	13,000	12,515
5.05%, 3/25/48	58,000	55,142

DaVita, Inc., 3.75%, 2/15/31(b)	215,000	167,162
Elevance Health, Inc.,
2.88%, 9/15/29	54,000	48,766
2.55%, 3/15/31	20,000	17,291
4.10%, 5/15/32	35,000	33,648
5.50%, 10/15/32	58,000	61,614
2/15/33(j)	45,000	45,146
4.63%, 5/15/42	45,000	43,405
5.10%, 1/15/44	31,000	31,153
6.10%, 10/15/52	24,000	27,317

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(a)	Value
Health Care Facilities & Services (Continued)
Elevance Health, Inc.,
2/15/53(j)	$57,000	$57,232

Encompass Health Corp., 4.75%, 2/01/30	105,000	96,249
HCA, Inc.,
5.88%, 2/01/29	15,000	15,429
3.38%, 3/15/29(b)	35,000	31,681
4.13%, 6/15/29	75,000	71,289
3.50%, 9/01/30	31,000	27,786
2.38%, 7/15/31	32,000	25,991
5.25%, 6/15/49	77,000	70,352

Humana, Inc., 5.75%, 3/01/28	25,000	26,099
LifePoint Health, Inc., 5.38%, 1/15/29(b)	205,000	136,939
Molina Healthcare, Inc., 3.88%, 5/15/32(b)	35,000	29,343
RP Escrow Issuer LLC, 5.25%, 12/15/25(b)	50,000	40,800
Tenet Healthcare Corp.,
6.25%, 2/01/27	125,000	122,555
5.13%, 11/01/27	60,000	57,750
6.13%, 10/01/28	75,000	70,131
UnitedHealth Group, Inc.,
1.15%, 5/15/26	38,000	34,400
5.30%, 2/15/30	116,000	121,964
5.35%, 2/15/33	66,000	70,338
3.50%, 8/15/39	32,000	27,802
2.75%, 5/15/40	78,000	60,474
3.05%, 5/15/41	35,000	27,958
3.75%, 10/15/47	9,000	7,655
4.45%, 12/15/48	9,000	8,561
3.25%, 5/15/51	42,000	32,861
4.75%, 5/15/52	16,000	15,845

US Acute Care Solutions LLC, 6.38%, 3/01/26(b)	50,000	45,230
		3,108,660
Home & Office Products – 0.1%
Newell Brands, Inc., 4.45%, 4/01/26	155,000	147,256
Tempur Sealy International, Inc., 3.88%, 10/15/31(b)	70,000	57,674
		204,930
Home Construction – 0.2%
Cornerstone Building Brands, Inc., 6.13%, 1/15/29(b)	120,000	89,894
CP Atlas Buyer, Inc., 7.00%, 12/01/28(b)	65,000	50,213
	Par(a)	Value
Home Construction (Continued)
JELD-WEN, Inc., 4.63%, 12/15/25(b)	$55,000	$48,675
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 2/01/30(b)	90,000	74,832
Victors Merger Corp., 6.38%, 5/15/29(b)	125,000	76,192
		339,806
Household Products – 0.2%
Coty, Inc., 5.00%, 4/15/26(b)	70,000	67,025
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 4.75%, 1/15/29(b)	155,000	140,662
Energizer Holdings, Inc., 4.38%, 3/31/29(b)	135,000	117,237
		324,924
Industrial Intermediate Products – 0.0%(d)
Chart Industries, Inc., 7.50%, 1/01/30(b)	65,000	66,462
Industrial Support Services – 0.1%
Resideo Funding, Inc., 4.00%, 9/01/29(b)	95,000	78,786
WW Grainger, Inc.,
3.75%, 5/15/46	54,000	45,580
4.20%, 5/15/47	20,000	18,132
		142,498
Institutional Financial Services – 1.9%
Bank of New York Mellon (The) Corp.,
(SOFR + 1.76%), 4.60%, 7/26/30(h)	27,000	26,859
(SOFR Index + 2.07%), 5.83%, 10/25/33(h)	139,000	150,541
Coinbase Global, Inc.,
3.38%, 10/01/28(b)	45,000	29,025
3.63%, 10/01/31(b)	50,000	29,125

Goldman Sachs Capital I, 6.35%, 2/15/34	82,000	88,364
Goldman Sachs Group (The), Inc.,
3.50%, 4/01/25	38,000	36,887
(3M USD LIBOR + 1.75%), 6.55%, 10/28/27(c)	43,000	44,262
(SOFR + 1.25%), 2.38%, 7/21/32(h)	8,000	6,550
6.45%, 5/01/36	33,000	36,025
6.25%, 2/01/41	8,000	9,069

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(a)	Value
Institutional Financial Services (Continued)
Intercontinental Exchange, Inc.,
2.10%, 6/15/30	$38,000	$32,167
4.60%, 3/15/33	157,000	155,763
4.95%, 6/15/52	67,000	66,005
Morgan Stanley,
(SOFR + 0.62%), 0.73%, 4/05/24(h)	55,000	54,523
(3M USD LIBOR + 0.85%), 3.74%, 4/24/24(h)	107,000	106,623
(SOFR + 0.51%), 0.79%, 1/22/25(h)	165,000	157,407
(SOFR + 1.15%), 2.72%, 7/22/25(h)	58,000	56,003
(SOFR + 0.94%), 2.63%, 2/18/26(h)	315,000	299,330
(SOFR + 1.99%), 2.19%, 4/28/26(h)	132,000	124,049
(SOFR + 0.72%), 0.99%, 12/10/26(h)	63,000	56,060
(SOFR + 0.88%), 1.59%, 5/04/27(h)	74,000	66,453
(SOFR + 0.86%), 1.51%, 7/20/27(h)	300,000	267,669
(SOFR + 1.00%), 2.48%, 1/21/28(h)	29,000	26,441
(3M USD LIBOR + 1.34%), 3.59%, 7/22/28(h)	22,000	20,812
(SOFR + 2.24%), 6.30%, 10/18/28(h)	17,000	17,973
(SOFR + 1.02%), 1.93%, 4/28/32(h)	77,000	61,167
(SOFR + 1.18%), 2.24%, 7/21/32(h)	58,000	47,175
(SOFR + 1.20%), 2.51%, 10/20/32(h)	18,000	14,865
(SOFR + 2.56%), 6.34%, 10/18/33(h)	423,000	465,001
(SOFR + 2.62%), 5.30%, 4/20/37(h)	339,000	328,769
(5Y US Treasury CMT + 2.43%), 5.95%, 1/19/38(h)	158,000	161,464

Northern Trust Corp., 6.13%, 11/02/32	148,000	162,724
State Street Corp., (SOFR + 1.72%), 5.82%, 11/04/28(h)	44,000	46,216
		3,251,366
Insurance – 0.9%
Alleghany Corp.,
3.63%, 5/15/30	181,000	171,447
4.90%, 9/15/44	5,000	4,911
3.25%, 8/15/51	45,000	33,747
	Par(a)	Value
Insurance (Continued)

American International Group, Inc., 3.90%, 4/01/26	$40,000	$39,182
AmWINS Group, Inc., 4.88%, 6/30/29(b)	125,000	109,645
Assurant, Inc., 3.70%, 2/22/30	56,000	49,517
AssuredPartners, Inc., 5.63%, 1/15/29(b)	100,000	85,538
Berkshire Hathaway Finance Corp., 4.40%, 5/15/42	18,000	17,685
Brighthouse Financial, Inc., 4.70%, 6/22/47	21,000	17,074
BroadStreet Partners, Inc., 5.88%, 4/15/29(b)	95,000	83,914
Chubb INA Holdings, Inc., 1.38%, 9/15/30	49,000	39,679
Corebridge Financial, Inc.,
3.85%, 4/05/29(b)	39,000	36,400
3.90%, 4/05/32(b)	76,000	69,224
(5Y US Treasury CMT + 3.85%), 6.88%, 12/15/52(b)(h)	114,000	113,400

Enstar Finance LLC, (5Y US Treasury CMT + 4.01%), 5.50%, 1/15/42(h)	89,000	73,407
Hartford Financial Services Group (The), Inc.,
5.95%, 10/15/36	44,000	46,991
(3M USD LIBOR + 2.13%), 6.73%, 2/12/47(b)(c)	131,000	112,038
Liberty Mutual Group, Inc.,
5.50%, 6/15/52(b)	36,000	35,768
4.30%, 2/01/61(b)	128,000	83,450

New York Life Global Funding, 4.55%, 1/28/33(b)	102,000	102,288
Old Republic International Corp., 3.85%, 6/11/51	85,000	64,452
PartnerRe Finance B LLC, (5Y US Treasury CMT + 3.82%), 4.50%, 10/01/50(h)	194,000	173,340
		1,563,097
Internet Media & Services – 1.3%
ANGI Group LLC, 3.88%, 8/15/28(b)	80,000	61,322
Arches Buyer, Inc., 6.13%, 12/01/28(b)	50,000	42,113
Endurance International Group Holdings, Inc., 6.00%, 2/15/29(b)	215,000	152,787

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(a)	Value
Internet Media & Services (Continued)
Match Group Holdings II LLC,
5.00%, 12/15/27(b)	$55,000	$52,738
3.63%, 10/01/31(b)	25,000	20,062
Meta Platforms, Inc.,
3.50%, 8/15/27	33,000	31,691
3.85%, 8/15/32	47,000	43,691
4.45%, 8/15/52	104,000	90,823
4.65%, 8/15/62	68,000	59,593
Netflix, Inc.,
5.88%, 2/15/25	100,000	101,459
6.38%, 5/15/29	15,000	16,073
5.38%, 11/15/29(b)	150,000	152,134
4.88%, 6/15/30(b)	10,000	9,876
Uber Technologies, Inc.,
8.00%, 11/01/26(b)	325,000	332,683
7.50%, 9/15/27(b)	95,000	96,460
4.50%, 8/15/29(b)	925,000	823,539

Ziff Davis, Inc., 4.63%, 10/15/30(b)	98,000	86,834
		2,173,878
Leisure Facilities & Services – 2.0%
Bloomin' Brands, Inc./OSI Restaurant Partners LLC, 5.13%, 4/15/29(b)	90,000	80,383
Caesars Entertainment, Inc., 6.25%, 7/01/25(b)	150,000	149,422
Carnival Corp., 5.75%, 3/01/27(b)	260,000	215,800
Everi Holdings, Inc., 5.00%, 7/15/29(b)	50,000	45,242
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow,
5.00%, 6/01/29(b)	205,000	183,342
4.88%, 7/01/31(b)	120,000	104,062

KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 6/01/27(b)	140,000	135,800
Live Nation Entertainment, Inc.,
4.75%, 10/15/27(b)	135,000	124,875
3.75%, 1/15/28(b)	100,000	88,969
Marriott Ownership Resorts, Inc.,
4.75%, 1/15/28	255,000	230,137
4.50%, 6/15/29(b)	70,000	60,936
McDonald's Corp.,
5.70%, 2/01/39	23,000	24,720
	Par(a)	Value
Leisure Facilities & Services (Continued)
McDonald's Corp.,
4.20%, 4/01/50	$32,000	$28,650
NCL Corp. Ltd.,
5.88%, 3/15/26(b)	335,000	289,768
5.88%, 3/15/26	5,000	4,325

NCL Finance Ltd., 6.13%, 3/15/28(b)	55,000	44,688
Papa John's International, Inc., 3.88%, 9/15/29(b)	70,000	60,214
Royal Caribbean Cruises Ltd.,
4.25%, 7/01/26(b)	160,000	138,800
11.63%, 8/15/27(b)	115,000	122,037
3.70%, 3/15/28	115,000	90,561
5.50%, 4/01/28(b)	320,000	275,200
Scientific Games International, Inc.,
7.00%, 5/15/28(b)	280,000	277,198
7.25%, 11/15/29(b)	35,000	35,093

Speedway Motorsports LLC/Speedway Funding II, Inc., 4.88%, 11/01/27(b)	70,000	65,353
Travel + Leisure Co.,
6.63%, 7/31/26(b)	145,000	143,894
6.00%, 4/01/27	10,000	9,813
4.50%, 12/01/29(b)	70,000	60,207
4.63%, 3/01/30(b)	155,000	131,802

Viking Ocean Cruises Ship VII Ltd., 5.63%, 2/15/29(b)	105,000	89,775
VOC Escrow Ltd., 5.00%, 2/15/28(b)	100,000	87,915
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/29(b)	150,000	133,875
		3,532,856
Leisure Products – 0.0%(d)
Hasbro, Inc.,
3.00%, 11/19/24	40,000	38,649
3.55%, 11/19/26	36,000	34,309
		72,958
Machinery – 0.5%
CNH Industrial Capital LLC, 5.45%, 10/14/25	20,000	20,328
Deere & Co., 3.10%, 4/15/30	44,000	40,813
Eaton Corp., 4.15%, 3/15/33	160,000	154,729
John Deere Capital Corp., 3.35%, 4/18/29	68,000	64,372

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(a)	Value
Machinery (Continued)
Madison IAQ LLC, 5.88%, 6/30/29(b)	$80,000	$63,459
Regal Rexnord Corp.,
6.30%, 2/15/30(b)	20,000	20,393
6.40%, 4/15/33(b)	20,000	20,507

Trane Technologies Global Holding Co. Ltd., 3.75%, 8/21/28	20,000	19,315
Trane Technologies Luxembourg Finance S.A.,
3.55%, 11/01/24	257,000	252,118
3.50%, 3/21/26	25,000	23,988
3.80%, 3/21/29	20,000	19,030

Xylem, Inc., 3.25%, 11/01/26	102,000	96,938
		795,990
Medical Equipment & Devices – 0.2%
Baxter International, Inc., 1.92%, 2/01/27	68,000	61,376
Boston Scientific Corp., 4.70%, 3/01/49	21,000	20,269
Garden Spinco Corp., 8.63%, 7/20/30(b)	90,000	96,300
Medline Borrower L.P., 5.25%, 10/01/29(b)	135,000	113,034
PerkinElmer, Inc., 3.30%, 9/15/29	43,000	38,719
Thermo Fisher Scientific, Inc., 4.80%, 11/21/27	26,000	26,696
		356,394
Metals & Mining – 0.1%
Novelis Corp., 4.75%, 1/30/30(b)	175,000	158,375
Oil & Gas Producers – 5.3%
Antero Midstream Partners L.P./Antero Midstream Finance Corp.,
7.88%, 5/15/26(b)	60,000	61,575
5.38%, 6/15/29(b)	60,000	55,725

Ascent Resources Utica Holdings LLC/ARU Finance Corp., 7.00%, 11/01/26(b)	155,000	147,734
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.63%, 12/15/25(b)	130,000	132,031
BP Capital Markets America, Inc.,
3.94%, 9/21/28	89,000	87,337
3.38%, 2/08/61	43,000	32,234
	Par(a)	Value
Oil & Gas Producers (Continued)
Buckeye Partners L.P.,
4.50%, 3/01/28(b)	$105,000	$95,839
5.85%, 11/15/43	55,000	42,075
5.60%, 10/15/44	30,000	22,878

California Resources Corp., 7.13%, 2/01/26(b)	70,000	68,127
Callon Petroleum Co., 8.00%, 8/01/28(b)	85,000	84,954
Calumet Specialty Products Partners L.P./Calumet Finance Corp., 11.00%, 4/15/25(b)	40,000	41,904
Cameron LNG LLC, 2.90%, 7/15/31(b)	78,000	69,903
Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/29	11,000	10,330
Cheniere Energy Partners L.P., 4.00%, 3/01/31	95,000	85,230
Chesapeake Energy Corp.,
5.50%, 2/01/26(b)	240,000	232,657
6.75%, 4/15/29(b)	50,000	49,303

Chevron USA, Inc., 3.25%, 10/15/29	25,000	23,592
Chord Energy Corp., 6.38%, 6/01/26(b)	50,000	49,250
CNX Resources Corp., 7.25%, 3/14/27(b)	110,000	109,450
Comstock Resources, Inc., 6.75%, 3/01/29(b)	95,000	87,637
Continental Resources, Inc.,
5.75%, 1/15/31(b)	70,000	68,730
2.88%, 4/01/32(b)	230,000	180,714
Coterra Energy, Inc.,
3.90%, 5/15/27	98,000	94,061
4.38%, 3/15/29	14,000	13,434

Crescent Energy Finance LLC, 7.25%, 5/01/26(b)	110,000	105,600
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., 6.00%, 2/01/29(b)	100,000	94,867
CVR Energy, Inc., 5.25%, 2/15/25(b)	155,000	149,575
DCP Midstream Operating L.P.,
5.38%, 7/15/25	80,000	79,838
5.63%, 7/15/27	170,000	172,536
3.25%, 2/15/32	10,000	8,645
Diamondback Energy, Inc.,
3.50%, 12/01/29	21,000	19,150
6.25%, 3/15/33	71,000	75,563

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(a)	Value
Oil & Gas Producers (Continued)
Diamondback Energy, Inc.,
4.40%, 3/24/51	$57,000	$47,282
6.25%, 3/15/53	62,000	64,835
Energy Transfer L.P.,
(5Y US Treasury CMT + 5.69%), 6.50%, 11/15/26(g)(h)	82,000	76,906
(5Y US Treasury CMT + 5.31%), 7.13%, 5/15/30(g)(h)	66,000	60,291
5.75%, 2/15/33	56,000	57,551
5.30%, 4/15/47	82,000	74,183
5.40%, 10/01/47	46,000	42,186

EnLink Midstream LLC, 6.50%, 9/01/30(b)	95,000	96,781
EnLink Midstream Partners L.P.,
5.60%, 4/01/44	35,000	29,316
5.05%, 4/01/45	5,000	3,931
5.45%, 6/01/47	65,000	54,070

Enterprise Products Operating LLC, 3.95%, 1/31/60	92,000	72,769
EQM Midstream Partners L.P.,
6.00%, 7/01/25(b)	28,000	27,566
7.50%, 6/01/27(b)	170,000	169,996
6.50%, 7/01/27(b)	140,000	137,481
5.50%, 7/15/28	30,000	27,675
7.50%, 6/01/30(b)	35,000	34,956
6.50%, 7/15/48	30,000	23,100
EQT Corp.,
6.13%, 2/01/25	205,000	207,013
3.13%, 5/15/26(b)	10,000	9,351
3.90%, 10/01/27	140,000	132,815
5.70%, 4/01/28	16,000	16,189
Exxon Mobil Corp.,
2.28%, 8/16/26	80,000	74,824
2.44%, 8/16/29	15,000	13,578
3.00%, 8/16/39	34,000	27,902
4.23%, 3/19/40	129,000	123,257

Genesis Energy L.P./Genesis Energy Finance Corp., 7.75%, 2/01/28	170,000	164,285
Gulfport Energy Corp., 8.00%, 5/17/26(b)	55,000	54,495
Hess Midstream Operations L.P.,
5.63%, 2/15/26(b)	169,000	167,330
4.25%, 2/15/30(b)	125,000	109,476
	Par(a)	Value
Oil & Gas Producers (Continued)

Holly Energy Partners L.P./Holly Energy Finance Corp., 6.38%, 4/15/27(b)	$75,000	$74,156
Kinder Morgan, Inc.,
5.20%, 6/01/33	95,000	94,666
3.60%, 2/15/51	124,000	91,812
Marathon Petroleum Corp.,
4.75%, 9/15/44	22,000	19,740
5.00%, 9/15/54	65,000	58,723

Matador Resources Co., 5.88%, 9/15/26	150,000	147,543
MPLX L.P.,
4.00%, 2/15/25	54,000	52,808
1.75%, 3/01/26	45,000	40,981
2.65%, 8/15/30	29,000	24,728
5.20%, 3/01/47	145,000	133,792
5.20%, 12/01/47	45,000	41,090
4.70%, 4/15/48	16,000	13,806
5.50%, 2/15/49	47,000	44,853

Murphy Oil Corp., 6.13%, 12/01/42	120,000	98,190
Murphy Oil USA, Inc., 4.75%, 9/15/29	25,000	22,906
Northern Oil and Gas, Inc., 8.13%, 3/01/28(b)	60,000	59,765
NuStar Logistics L.P., 5.75%, 10/01/25	100,000	98,951
Occidental Petroleum Corp.,
5.55%, 3/15/26	35,000	35,352
8.50%, 7/15/27	45,000	49,781
8.88%, 7/15/30	140,000	164,850
6.63%, 9/01/30	229,000	243,117
6.13%, 1/01/31	179,000	186,821
7.50%, 5/01/31	55,000	61,188
7.88%, 9/15/31	25,000	28,315
6.60%, 3/15/46	260,000	276,866

ONEOK Partners L.P., 6.13%, 2/01/41	18,000	18,184
PDC Energy, Inc., 5.75%, 5/15/26	245,000	236,947
Permian Resources Operating LLC,
6.88%, 4/01/27(b)	90,000	88,190
5.88%, 7/01/29(b)	60,000	56,238
Phillips 66,
0.90%, 2/15/24	42,000	40,258
2.15%, 12/15/30	36,000	30,020

Pioneer Natural Resources Co., 1.90%, 8/15/30	34,000	27,891

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(a)	Value
Oil & Gas Producers (Continued)
Plains All American Pipeline L.P./PAA Finance Corp.,
3.55%, 12/15/29	$41,000	$36,875
4.30%, 1/31/43	8,000	6,188

Range Resources Corp., 8.25%, 1/15/29	55,000	56,542
Sabine Pass Liquefaction LLC, 4.20%, 3/15/28	148,000	143,434
SM Energy Co.,
5.63%, 6/01/25	80,000	78,400
6.75%, 9/15/26	75,000	73,827

Southwestern Energy Co., 5.38%, 2/01/29	50,000	46,982
Sunoco L.P./Sunoco Finance Corp., 4.50%, 5/15/29	60,000	54,281
Tap Rock Resources LLC, 7.00%, 10/01/26(b)	90,000	85,185
Targa Resources Corp.,
5.20%, 7/01/27	130,000	130,707
6.13%, 3/15/33	63,000	65,720
6.25%, 7/01/52	21,000	21,292
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
5.00%, 1/15/28	25,000	24,384
5.50%, 3/01/30	70,000	68,293
4.88%, 2/01/31	101,000	94,417
4.00%, 1/15/32	73,000	63,744

Transcontinental Gas Pipe Line Co. LLC, 3.25%, 5/15/30	29,000	26,140
Western Midstream Operating L.P.,
3.35%, 2/01/25	50,000	47,750
4.50%, 3/01/28	25,000	23,625
4.75%, 8/15/28	80,000	75,400
5.30%, 3/01/48	80,000	70,000
5.50%, 2/01/50	55,000	47,713
Williams (The) Cos., Inc.,
4.55%, 6/24/24	83,000	82,840
3.75%, 6/15/27	104,000	100,550
2.60%, 3/15/31	58,000	49,090
5.10%, 9/15/45	67,000	63,369
		9,153,144
Oil, Gas Services & Equipment – 0.4%
Nabors Industries, Inc., 7.38%, 5/15/27(b)	85,000	85,111
Solaris Midstream Holdings LLC, 7.63%, 4/01/26(b)	50,000	50,000
	Par(a)	Value
Oil, Gas Services & Equipment (Continued)
Transocean Pontus Ltd., 6.13%, 8/01/25(b)	$39,200	$40,381
Transocean Poseidon Ltd., 6.88%, 2/01/27(b)	306,250	305,530
Transocean Proteus Ltd., 6.25%, 12/01/24(b)	47,200	47,674
Transocean Titan Financing Ltd., 8.38%, 2/01/28(b)	70,000	72,640
Weatherford International Ltd.,
11.00%, 12/01/24(b)	7,000	7,193
8.63%, 4/30/30(b)	135,000	136,270
		744,799
Publishing & Broadcasting – 0.3%
iHeartCommunications, Inc.,
6.38%, 5/01/26	155,000	148,087
8.38%, 5/01/27	195,000	174,769
4.75%, 1/15/28(b)	160,000	136,809

Nexstar Media, Inc., 5.63%, 7/15/27(b)	25,000	23,814
Sinclair Television Group, Inc., 5.13%, 2/15/27(b)	100,000	88,382
		571,861
Real Estate Investment Trusts – 1.5%
American Homes 4 Rent L.P.,
3.38%, 7/15/51	57,000	39,367
4.30%, 4/15/52	12,000	9,774
American Tower Corp.,
4.40%, 2/15/26	26,000	25,698
3.65%, 3/15/27	35,000	33,250
3.60%, 1/15/28	48,000	45,126
4.05%, 3/15/32	57,000	52,814

AvalonBay Communities, Inc., 5.00%, 2/15/33	37,000	38,450
Camden Property Trust, 2.80%, 5/15/30	79,000	70,933
Crown Castle, Inc., 5.00%, 1/11/28	50,000	50,590
CubeSmart L.P., 2.50%, 2/15/32	64,000	51,663
Extra Space Storage L.P., 3.90%, 4/01/29	45,000	41,706
Invitation Homes Operating Partnership L.P.,
2.30%, 11/15/28	85,000	72,486
2.00%, 8/15/31	94,000	72,954
4.15%, 4/15/32	89,000	81,616
2.70%, 1/15/34	42,000	32,419

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(a)	Value
Real Estate Investment Trusts (Continued)
Iron Mountain, Inc.,
5.25%, 3/15/28(b)	$60,000	$57,054
4.88%, 9/15/29(b)	190,000	171,596
4.50%, 2/15/31(b)	85,000	72,836

Life Storage L.P., 2.40%, 10/15/31	73,000	58,513
Mid-America Apartments L.P.,
3.60%, 6/01/27	47,000	45,494
4.20%, 6/15/28	78,000	76,186
2.75%, 3/15/30	85,000	75,842
1.70%, 2/15/31	17,000	13,737

Prologis L.P., 2.25%, 1/15/32	24,000	20,070
Realty Income Corp.,
4.88%, 6/01/26	33,000	33,222
3.95%, 8/15/27	62,000	60,494
4.85%, 3/15/30	34,000	34,059

Rexford Industrial Realty L.P., 2.15%, 9/01/31	37,000	29,605
SBA Communications Corp.,
3.88%, 2/15/27	115,000	106,207
3.13%, 2/01/29	325,000	275,334
Service Properties Trust,
7.50%, 9/15/25	110,000	108,162
4.75%, 10/01/26	80,000	66,058

Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC, 4.75%, 4/15/28(b)	115,000	94,037
VICI Properties L.P., 4.38%, 5/15/25	170,000	166,230
VICI Properties L.P./VICI Note Co., Inc.,
5.63%, 5/01/24(b)	5,000	4,990
4.50%, 9/01/26(b)	5,000	4,766
4.25%, 12/01/26(b)	5,000	4,719
4.50%, 1/15/28(b)	226,000	211,148

Weyerhaeuser Co., 4.00%, 3/09/52	27,000	22,468
		2,531,673
Real Estate Services – 0.1%
Realogy Group LLC/Realogy Co-Issuer Corp.,
5.75%, 1/15/29(b)	120,000	93,305
5.25%, 4/15/30(b)	65,000	48,750
		142,055
	Par(a)	Value
Retail - Consumer Staples – 0.3%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC, 4.63%, 1/15/27(b)	$245,000	$232,272
Kroger (The) Co., 2.20%, 5/01/30	63,000	52,978
Target Corp.,
4.50%, 9/15/32	52,000	52,445
4.40%, 1/15/33	39,000	38,990
2.95%, 1/15/52	9,000	6,669
4.80%, 1/15/53	98,000	99,015
Walmart, Inc.,
4.15%, 9/09/32	46,000	46,092
4.50%, 9/09/52	33,000	33,178
		561,639
Retail - Discretionary – 0.9%
Asbury Automotive Group, Inc.,
4.50%, 3/01/28	94,000	84,985
4.63%, 11/15/29(b)	75,000	66,183
4.75%, 3/01/30	27,000	23,618

AutoZone, Inc., 4.75%, 2/01/33	110,000	109,384
Bath & Body Works, Inc.,
5.25%, 2/01/28	40,000	37,757
6.88%, 11/01/35	5,000	4,557
6.75%, 7/01/36	75,000	67,832
Builders FirstSource, Inc.,
5.00%, 3/01/30(b)	55,000	51,282
4.25%, 2/01/32(b)	70,000	60,217
Carvana Co.,
5.50%, 4/15/27(b)	110,000	49,500
4.88%, 9/01/29(b)	20,000	8,900

Foundation Building Materials, Inc., 6.00%, 3/01/29(b)	135,000	108,589
Group 1 Automotive, Inc., 4.00%, 8/15/28(b)	35,000	30,781
Home Depot (The), Inc.,
3.25%, 4/15/32	20,000	18,397
3.30%, 4/15/40	65,000	55,052
2.75%, 9/15/51	102,000	72,434
3.63%, 4/15/52	21,000	17,514
4.95%, 9/15/52	62,000	63,874

Ken Garff Automotive LLC, 4.88%, 9/15/28(b)	60,000	51,675
LBM Acquisition LLC, 6.25%, 1/15/29(b)	105,000	79,800
Lowe's Cos., Inc.,
4.65%, 4/15/42	33,000	30,618
4.45%, 4/01/62	28,000	23,638

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(a)	Value
Retail - Discretionary (Continued)
Lowe's Cos., Inc.,
5.80%, 9/15/62	$33,000	$34,281

Michaels (The) Cos., Inc., 7.88%, 5/01/29(b)	70,000	53,200
Patrick Industries, Inc., 4.75%, 5/01/29(b)	105,000	89,759
QVC, Inc., 4.85%, 4/01/24	5,000	4,758
Sonic Automotive, Inc.,
4.63%, 11/15/29(b)	130,000	108,042
4.88%, 11/15/31(b)	120,000	95,819
		1,502,446
Semiconductors – 1.0%
Advanced Micro Devices, Inc.,
3.92%, 6/01/32	102,000	97,525
4.39%, 6/01/52	72,000	66,926
Broadcom, Inc.,
2.45%, 2/15/31(b)	35,000	28,731
4.30%, 11/15/32	165,000	151,944
3.42%, 4/15/33(b)	46,000	38,592
3.19%, 11/15/36(b)	139,000	106,286
4.93%, 5/15/37(b)	49,000	44,975

Entegris Escrow Corp., 5.95%, 6/15/30(b)	210,000	201,669
Intel Corp.,
3.70%, 7/29/25	32,000	31,300
2.80%, 8/12/41	132,000	96,960
4.75%, 3/25/50	23,000	21,248
5.05%, 8/05/62	27,000	25,284
KLA Corp.,
4.65%, 7/15/32	40,000	40,625
4.95%, 7/15/52	51,000	51,199
5.25%, 7/15/62	40,000	41,435

Micron Technology, Inc., 6.75%, 11/01/29	210,000	223,985
NVIDIA Corp.,
1.55%, 6/15/28	180,000	158,106
2.00%, 6/15/31	114,000	95,407
3.50%, 4/01/40	44,000	38,230

QUALCOMM, Inc., 6.00%, 5/20/53	93,000	106,677
Texas Instruments, Inc.,
3.65%, 8/16/32	62,000	59,360
3.88%, 3/15/39	90,000	84,204
		1,810,668
Software – 0.8%
Cloud Software Group Holdings, Inc., 6.50%, 3/31/29(b)	45,000	39,491
Fortinet, Inc., 1.00%, 3/15/26	66,000	58,747
	Par(a)	Value
Software (Continued)
Gen Digital, Inc., 6.75%, 9/30/27(b)	$130,000	$131,826
GoTo Group, Inc., 5.50%, 9/01/27(b)	165,000	83,042
Microsoft Corp.,
3.45%, 8/08/36	19,000	17,587
2.53%, 6/01/50	2,000	1,425
2.92%, 3/17/52	120,000	91,752
2.68%, 6/01/60	45,000	31,222
Oracle Corp.,
2.95%, 5/15/25	167,000	160,425
2.80%, 4/01/27	53,000	49,056
3.25%, 11/15/27	122,000	114,840
2.30%, 3/25/28	68,000	60,727
6.15%, 11/09/29	47,000	50,236
4.30%, 7/08/34	58,000	53,629
3.80%, 11/15/37	16,000	13,448
4.13%, 5/15/45	96,000	77,875
4.00%, 11/15/47	33,000	26,174
3.60%, 4/01/50	39,000	28,659
3.95%, 3/25/51	7,000	5,441
6.90%, 11/09/52	32,000	37,016
3.85%, 4/01/60	43,000	31,077
Salesforce, Inc.,
2.70%, 7/15/41	151,000	113,807
2.90%, 7/15/51	26,000	18,572

SS&C Technologies, Inc., 5.50%, 9/30/27(b)	60,000	57,705
		1,353,779
Specialty Finance – 1.7%
Aircastle Ltd., (5Y US Treasury CMT + 4.41%), 5.25%, 6/15/26(b)(g)(h)	55,000	45,100
American Express Co., (SOFR + 1.76%), 4.42%, 8/03/33(h)	121,000	117,458
Aviation Capital Group LLC,
1.95%, 9/20/26(b)	67,000	58,174
3.50%, 11/01/27(b)	53,000	47,458
Capital One Financial Corp.,
(SOFR + 1.29%), 2.64%, 3/03/26(h)	49,000	46,402
(SOFR + 1.79%), 3.27%, 3/01/30(h)	48,000	42,525
(SOFR + 2.60%), 5.25%, 7/26/30(h)	35,000	34,418
(SOFR + 2.60%), 5.82%, 2/01/34(h)	82,000	82,635

Cobra AcquisitionCo LLC, 6.38%, 11/01/29(b)	200,000	122,000

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(a)	Value
Specialty Finance (Continued)

Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.25%, 2/01/27(b)	$105,000	$92,531
LFS Topco LLC, 5.88%, 10/15/26(b)	90,000	74,451
Nationstar Mortgage Holdings, Inc.,
6.00%, 1/15/27(b)	175,000	162,312
5.13%, 12/15/30(b)	75,000	60,750
5.75%, 11/15/31(b)	145,000	116,725
Navient Corp.,
5.00%, 3/15/27	300,000	273,775
4.88%, 3/15/28	115,000	101,627
OneMain Finance Corp.,
6.88%, 3/15/25	100,000	99,686
7.13%, 3/15/26	140,000	139,084
3.50%, 1/15/27	145,000	126,109

Provident Funding Associates L.P./PFG Finance Corp., 6.38%, 6/15/25(b)	105,000	98,426
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
2.88%, 10/15/26(b)	205,000	182,771
2.88%, 10/15/26	30,000	26,747
3.63%, 3/01/29(b)	40,000	33,748
3.63%, 3/01/29	80,000	67,495
3.88%, 3/01/31(b)	115,000	93,664
4.00%, 10/15/33(b)	565,000	448,067

Synchrony Financial, 7.25%, 2/02/33	86,000	86,110
		2,880,248
Steel – 0.3%
ATI, Inc.,
5.88%, 12/01/27	155,000	149,558
4.88%, 10/01/29	50,000	45,757

Cleveland-Cliffs, Inc., 6.75%, 3/15/26(b)	150,000	152,438
Commercial Metals Co., 4.13%, 1/15/30	120,000	107,400
Nucor Corp., 4.30%, 5/23/27	39,000	38,629
United States Steel Corp., 6.88%, 3/01/29	22,000	22,229
		516,011
Technology Hardware – 0.8%
Apple, Inc.,
1.65%, 2/08/31	12,000	9,950
1.70%, 8/05/31	20,000	16,463
3.85%, 5/04/43	65,000	59,079
	Par(a)	Value
Technology Hardware (Continued)
Apple, Inc.,
4.38%, 5/13/45	$25,000	$24,332
4.65%, 2/23/46	93,000	93,670
4.25%, 2/09/47	37,000	35,571
2.70%, 8/05/51	62,000	44,082
3.95%, 8/08/52	79,000	70,945
2.85%, 8/05/61	68,000	47,312
4.10%, 8/08/62	16,000	14,319

Avnet, Inc., 5.50%, 6/01/32	52,000	51,249
CommScope Technologies LLC, 5.00%, 3/15/27(b)	590,000	450,452
Dell International LLC/EMC Corp., 5.75%, 2/01/33	101,000	100,920
NCR Corp.,
5.75%, 9/01/27(b)	105,000	101,888
5.00%, 10/01/28(b)	60,000	52,852
5.13%, 4/15/29(b)	55,000	47,908
Seagate HDD Cayman,
4.88%, 6/01/27	25,000	24,237
9.63%, 12/01/32(b)	3,825	4,331

ViaSat, Inc., 6.50%, 7/15/28(b)	65,000	52,164
Western Digital Corp.,
4.75%, 2/15/26	40,000	38,650
3.10%, 2/01/32	25,000	19,150
		1,359,524
Technology Services – 1.1%
Block, Inc., 2.75%, 6/01/26	165,000	149,959
Dun & Bradstreet (The) Corp., 5.00%, 12/15/29(b)	55,000	48,702
Fiserv, Inc., 3.50%, 7/01/29	111,000	103,380
Global Payments, Inc.,
4.95%, 8/15/27	155,000	155,248
4.45%, 6/01/28	131,000	126,333
5.95%, 8/15/52	24,000	23,701
International Business Machines Corp.,
4.15%, 7/27/27	51,000	50,580
3.50%, 5/15/29	146,000	137,218
4.40%, 7/27/32	81,000	79,618
4.75%, 2/06/33	44,000	44,126
4.90%, 7/27/52	41,000	39,814
Kyndryl Holdings, Inc.,
2.05%, 10/15/26	21,000	18,105
2.70%, 10/15/28	106,000	85,300
3.15%, 10/15/31	61,000	44,800

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(a)	Value
Technology Services (Continued)
Moody's Corp.,
3.75%, 3/24/25	$50,000	$48,974
3.75%, 2/25/52	45,000	36,923

Neptune Bidco U.S., Inc., 9.29%, 4/15/29(b)	105,000	102,063
PayPal Holdings, Inc.,
2.85%, 10/01/29	12,000	10,800
2.30%, 6/01/30	60,000	51,107
4.40%, 6/01/32	29,000	28,459
3.25%, 6/01/50	84,000	62,412
5.25%, 6/01/62	69,000	68,047
Presidio Holdings, Inc.,
4.88%, 2/01/27(b)	30,000	27,888
8.25%, 2/01/28(b)	30,000	28,837
S&P Global, Inc.,
2.45%, 3/01/27(b)	68,000	63,239
2.70%, 3/01/29(b)	34,000	30,817
1.25%, 8/15/30	32,000	25,520
2.90%, 3/01/32(b)	126,000	111,622
3.70%, 3/01/52(b)	54,000	45,559

Sabre GLBL, Inc., 11.25%, 12/15/27(b)	40,000	42,400
Visa, Inc., 4.15%, 12/14/35	86,000	84,984
		1,976,535
Telecommunications – 1.1%
AT&T, Inc.,
3.50%, 6/01/41	127,000	101,958
3.55%, 9/15/55	121,000	88,534
3.80%, 12/01/57	69,000	52,458
3.65%, 9/15/59	204,000	149,554
Frontier Communications Holdings LLC,
5.88%, 10/15/27(b)	185,000	176,660
8.75%, 5/15/30(b)	60,000	62,175
Level 3 Financing, Inc.,
4.25%, 7/01/28(b)	45,000	35,662
3.63%, 1/15/29(b)	125,000	93,000
T-Mobile USA, Inc.,
2.25%, 2/15/26	97,000	89,898
2.63%, 4/15/26	45,000	41,784
2.63%, 2/15/29	24,000	20,976
3.38%, 4/15/29	60,000	54,686
2.88%, 2/15/31	63,000	53,860
2.55%, 2/15/31	23,000	19,526
3.50%, 4/15/31	180,000	161,073
4.50%, 4/15/50	52,000	45,922
5.80%, 9/15/62	16,000	16,798
Verizon Communications, Inc.,
2.36%, 3/15/32	112,000	92,266
4.50%, 8/10/33	277,000	270,814
	Par(a)	Value
Telecommunications (Continued)
Verizon Communications, Inc.,
4.40%, 11/01/34	$33,000	$31,731
4.81%, 3/15/39	116,000	112,187
2.65%, 11/20/40	40,000	28,891
4.75%, 11/01/41	19,000	18,281
3.70%, 3/22/61	109,000	82,800
		1,901,494
Tobacco & Cannabis – 0.1%
Altria Group, Inc.,
4.80%, 2/14/29	14,000	13,848
3.40%, 5/06/30	66,000	58,403
3.70%, 2/04/51	52,000	34,694

Philip Morris International, Inc., 5.75%, 11/17/32	77,000	80,969
		187,914
Transportation & Logistics – 1.3%
Alaska Airlines Pass Through Trust, Series 2020-1, Class A, 4.80%, 8/15/27(b)	5,059	4,922
Allegiant Travel Co., 7.25%, 8/15/27(b)	80,000	78,209
American Airlines Pass Through Trust,
Series 2015-2, Class AA, 3.60%, 9/22/27	10,381	9,494
Series 2015-2, Class A, 4.00%, 9/22/27	29,068	24,070
Series 2016-1, Class AA, 3.58%, 1/15/28	4,834	4,378
Series 2016-1, Class A, 4.10%, 1/15/28	1,381	1,188
Series 2016-2, Class AA, 3.20%, 6/15/28	28,780	25,638
Series 2016-2, Class A, 3.65%, 6/15/28	12,951	10,955
Series 2017-1, Class A, 4.00%, 2/15/29	104,192	87,345
Series 2017-2, Class AA, 3.35%, 10/15/29	171,714	152,142

American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 4/20/29(b)	645,000	623,858
Burlington Northern Santa Fe LLC,
4.40%, 3/15/42	23,000	21,838
4.38%, 9/01/42	53,000	50,118
5.15%, 9/01/43	41,000	42,458
4.90%, 4/01/44	35,000	35,166
4.45%, 1/15/53	122,000	116,321

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(a)	Value
Transportation & Logistics (Continued)
CSX Corp.,
4.50%, 11/15/52	$52,000	$48,265
4.65%, 3/01/68	84,000	76,518
Delta Air Lines Pass Through Trust,
Series 2015-1, Class A, 3.88%, 7/30/27	8,344	7,707
Series 2020-1, Class AA, 2.00%, 6/10/28	5,954	5,214
Series 2020-1, Class A, 2.50%, 6/10/28	41,802	36,005

Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(b)	32,000	31,178
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27(b)	52,201	52,739
Norfolk Southern Corp.,
3.95%, 10/01/42	61,000	53,499
4.55%, 6/01/53	48,000	44,792
U.S. Airways Pass Through Trust,
Series 2012-1, Class A, 5.90%, 10/01/24	44,343	43,144
Series 2012-2, Class A, 4.63%, 6/03/25	44,654	41,309
Series 2013-1, Class A, 3.95%, 11/15/25	36,838	34,127
Union Pacific Corp.,
3.60%, 9/15/37	14,000	12,434
3.55%, 8/15/39	37,000	32,367
3.38%, 2/14/42	21,000	17,711
4.95%, 9/09/52	33,000	33,768
3.50%, 2/14/53	41,000	33,142
3.84%, 3/20/60	30,000	24,849
5.15%, 1/20/63	27,000	27,938
4.10%, 9/15/67	26,000	22,028
United Airlines Pass Through Trust,
Series 2012-1, Class A, 4.15%, 4/11/24	60,696	59,533
Series 2020-1, Class A, 5.88%, 10/15/27	103,371	104,600
Series 2016-2, Class A, 3.10%, 10/07/28	17,657	14,772
Series 2016-2, Class AA, 2.88%, 10/07/28	5,886	5,262
Series 2018-1, Class AA, 3.50%, 3/01/30	11,328	10,066
Series 2018-1, Class A, 3.70%, 3/01/30	8,091	6,913
	Par(a)	Value
Transportation & Logistics (Continued)
United Airlines Pass Through Trust,
Series 2019-1, Class AA, 4.15%, 8/25/31	$10,825	$9,962
Series 2019-1, Class A, 4.55%, 8/25/31	3,096	2,658
Series 2019-2, Class AA, 2.70%, 5/01/32	18,575	15,485
		2,196,085
Transportation Equipment – 0.1%
Allison Transmission, Inc., 4.75%, 10/01/27(b)	155,000	146,974
Wholesale - Consumer Staples – 0.1%
Performance Food Group, Inc., 4.25%, 8/01/29(b)	110,000	98,147
Total Corporate Bonds (Cost $75,965,088)		72,326,172

Foreign Issuer Bonds – 48.1%
Angola – 0.3%
Angolan Government International Bond,
8.25%, 5/09/28(b)	260,000	245,830
8.75%, 4/14/32(b)	270,000	249,391
		495,221
Argentina – 0.3%
Argentine Republic Government International Bond,
(Step to 4.25% on 7/9/23), 3.88%, 1/09/38(k)	688,956	253,081
(Step to 4.88% on 7/9/29), 3.50%, 7/09/41(k)	658,931	224,187
		477,268
Australia – 0.4%
CSL Finance PLC,
4.25%, 4/27/32(b)	51,000	49,773
4.63%, 4/27/42(b)	73,000	69,986
4.75%, 4/27/52(b)	61,000	59,424
4.95%, 4/27/62(b)	31,000	30,155
Mineral Resources Ltd.,
8.13%, 5/01/27(b)	110,000	110,825
8.00%, 11/01/27(b)	25,000	25,595

NBN Co. Ltd., 2.50%, 1/08/32(b)	200,000	163,078

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
		Par(a)	Value
Australia (Continued)
Newcrest Finance Pty. Ltd.,
3.25%, 5/13/30(b)		$36,000	$31,333
4.20%, 5/13/50(b)		41,000	31,517

Rio Tinto Finance USA Ltd., 2.75%, 11/02/51		35,000	25,036
South32 Treasury Ltd., 4.35%, 4/14/32(b)		47,000	42,320
			639,042
Bahrain – 0.7%
Bahrain Government International Bond, 5.63%, 5/18/34		600,000	533,522
Oil and Gas Holding (The) Co. BSCC,
7.63%, 11/07/24		450,000	461,568
7.50%, 10/25/27		200,000	208,644
			1,203,734
Belgium – 0.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.,
3.65%, 2/01/26		137,000	133,878
4.90%, 2/01/46		233,000	227,427
Anheuser-Busch InBev Worldwide, Inc.,
4.75%, 1/23/29		72,000	73,144
4.38%, 4/15/38		93,000	88,199
4.44%, 10/06/48		86,000	79,207
5.55%, 1/23/49		38,000	40,756
			642,611
Bermuda – 0.0%(d)
Triton Container International Ltd., 3.15%, 6/15/31(b)		49,000	39,394
Brazil – 2.6%
Acu Petroleo Luxembourg S.a.r.l., 7.50%, 1/13/32(b)		248,470	233,870
Brazil Minas SPE via State of Minas Gerais, 5.33%, 2/15/28		120,000	117,300
Brazil Notas do Tesouro Nacional, Serie B, 6.00%, 8/15/50	BRL	315,000	236,173
Brazil Notas do Tesouro Nacional, Serie F,
10.00%, 1/01/25	BRL	9,549,000	1,795,387
10.00%, 1/01/27	BRL	5,055,000	914,480
10.00%, 1/01/29	BRL	2,057,000	358,256

Brazilian Government International Bond, 3.75%, 9/12/31		250,000	214,540
	Par(a)	Value
Brazil (Continued)

CSN Resources S.A., 4.63%, 6/10/31(b)	$200,000	$168,362
Globo Comunicacao e Participacoes S.A., 5.50%, 1/14/32(b)	200,000	172,725
MC Brazil Downstream Trading S.a.r.l., 7.25%, 6/30/31(b)	193,251	168,570
MV24 Capital B.V., 6.75%, 6/01/34(b)	171,300	163,420
		4,543,083
Canada – 1.6%
1011778 B.C. ULC/New Red Finance, Inc., 3.88%, 1/15/28(b)	315,000	287,904
Algonquin Power & Utilities Corp., (5Y US Treasury CMT + 3.25%), 4.75%, 1/18/82(h)	80,000	67,600
Bank of Montreal, 3.70%, 6/07/25	68,000	66,395
Bank of Nova Scotia (The),
5.25%, 12/06/24	62,000	62,489
2/01/30(j)	44,000	44,085
(5Y US Treasury CMT + 2.05%), 4.59%, 5/04/37(h)	204,000	183,843

Baytex Energy Corp., 8.75%, 4/01/27(b)	165,000	170,740
Bombardier, Inc.,
7.13%, 6/15/26(b)	380,000	379,092
6.00%, 2/15/28(b)	35,000	33,193

Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 4.88%, 2/15/30(b)	70,000	54,247
Enbridge, Inc.,
(5Y US Treasury CMT + 3.71%), 7.38%, 1/15/83(h)	49,000	49,084
(5Y US Treasury CMT + 4.42%), 7.63%, 1/15/83(h)	49,000	50,518

GFL Environmental, Inc., 4.00%, 8/01/28(b)	80,000	71,020
Intact Financial Corp., 5.46%, 9/22/32(b)	151,000	154,203
MEG Energy Corp., 5.88%, 2/01/29(b)	30,000	28,650
Nutrien Ltd.,
5.95%, 11/07/25	24,000	24,720
2.95%, 5/13/30	179,000	159,704
4.13%, 3/15/35	31,000	28,185

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
		Par(a)	Value
Canada (Continued)
Open Text Corp.,
6.90%, 12/01/27(b)		$130,000	$133,088
3.88%, 12/01/29(b)		195,000	162,172

Parkland Corp., 5.88%, 7/15/27(b)		95,000	91,134
Precision Drilling Corp.,
7.13%, 1/15/26(b)		5,000	4,948
6.88%, 1/15/29(b)		65,000	62,611
Rogers Communications, Inc.,
3.80%, 3/15/32(b)		25,000	22,503
4.55%, 3/15/52(b)		30,000	25,217
Royal Bank of Canada,
3.63%, 5/04/27		14,000	13,533
4.24%, 8/03/27		26,000	25,638

Strathcona Resources Ltd., 6.88%, 8/01/26(b)		125,000	106,563
Telesat Canada/Telesat LLC, 5.63%, 12/06/26(b)		80,000	36,950
Toronto-Dominion Bank (The),
2.80%, 3/10/27		42,000	39,405
4.11%, 6/08/27		111,000	109,189
			2,748,623
Chile – 1.1%
Bonos de la Tesoreria de la Republica en pesos,
4.50%, 3/01/26	CLP	80,000,000	96,312
5.00%, 10/01/28(b)	CLP	95,000,000	116,562
4.70%, 9/01/30(b)	CLP	420,000,000	502,820
5.00%, 3/01/35	CLP	100,000,000	120,516
Chile Government International Bond,
2.55%, 1/27/32		390,000	329,817
2.55%, 7/27/33		200,000	162,880
3.50%, 1/31/34		600,000	530,482
			1,859,389
China – 2.1%
Agile Group Holdings Ltd., 6.05%, 10/13/25		205,000	118,465
Agricultural Development Bank of China, 2.25%, 4/22/25	CNH	1,990,000	292,211
China Evergrande Group, 8.75%, 6/28/25		200,000	20,600
China Government Bond,
3.22%, 12/06/25	CNH	4,670,000	706,512
2.85%, 6/04/27	CNH	3,700,000	551,301
3.28%, 12/03/27	CNH	3,250,000	495,601
2.75%, 6/15/29	CNH	4,280,000	630,255
3.27%, 11/19/30	CNH	2,860,000	439,006
		Par(a)	Value
China (Continued)

Global Aircraft Leasing Co. Ltd., 6.50%, 9/15/24(b)(l)		$92,718	$84,613
Kaisa Group Holdings Ltd., 9.38%, 6/30/24(i)		200,000	38,000
NXP B.V./NXP Funding LLC/NXP USA, Inc.,
5.00%, 1/15/33		78,000	76,478
3.13%, 2/15/42		23,000	16,534
3.25%, 11/30/51		55,000	37,548

Sunac China Holdings Ltd., 6.50%, 1/26/26		200,000	56,693
Times China Holdings Ltd., 6.20%, 3/22/26		215,000	41,201
Yuzhou Group Holdings Co. Ltd., 6.35%, 1/13/27(i)		200,000	29,750
Zhenro Properties Group Ltd., 6.63%, 1/07/26		200,000	17,394
			3,652,162
Colombia – 2.1%
Colombia Government International Bond,
8.00%, 4/20/33		200,000	204,818
2/02/34(j)		600,000	592,924
4.13%, 2/22/42		500,000	321,656
Colombian TES,
7.50%, 8/26/26	COP	1,737,800,000	326,204
5.75%, 11/03/27	COP	3,423,000,000	574,572
6.00%, 4/28/28	COP	1,425,600,000	237,037
7.75%, 9/18/30	COP	1,823,700,000	308,277
7.00%, 6/30/32	COP	3,035,500,000	466,333

Ecopetrol S.A., 8.88%, 1/13/33		285,000	292,324
Gran Tierra Energy International Holdings Ltd., 6.25%, 2/15/25		200,000	178,847
Multibank, Inc., 7.75%, 2/03/28(b)		200,000	202,800
			3,705,792
Czech Republic – 1.1%
Czech Republic Government Bond,
1.25%, 2/14/25	CZK	8,090,000	340,493
1.00%, 6/26/26	CZK	6,500,000	261,146
2.75%, 7/23/29	CZK	8,230,000	335,356
0.95%, 5/15/30	CZK	8,670,000	307,165
1.75%, 6/23/32	CZK	5,220,000	188,552
2.00%, 10/13/33	CZK	14,740,000	528,750
			1,961,462

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(a)	Value
Dominican Republic – 0.8%
Dominican Republic International Bond,
5.50%, 2/22/29(b)	$475,000	$446,817
4.50%, 1/30/30(b)	355,000	307,914
4.88%, 9/23/32(b)	150,000	127,693
5.30%, 1/21/41(b)	410,000	328,140
5.88%, 1/30/60	265,000	203,552
		1,414,116
Ecuador – 0.3%
Ecuador Government International Bond,
(Step to 6.00% on 7/31/23), 5.50%, 7/31/30(k)	725,610	481,992
(Step to 3.50% on 7/31/23), 2.50%, 7/31/35(b)(k)	120,291	58,537
		540,529
Egypt – 0.6%
Egypt Government International Bond,
7.05%, 1/15/32(b)	810,000	607,176
7.30%, 9/30/33	650,000	477,607
		1,084,783
El Salvador – 0.2%
El Salvador Government International Bond,
6.38%, 1/18/27	230,000	126,007
8.25%, 4/10/32	210,000	107,100
7.12%, 1/20/50	300,000	138,846
		371,953
France – 0.4%
Altice France S.A., 5.13%, 1/15/29(b)	290,000	227,290
BPCE S.A., (SOFR + 1.09%), 2.05%, 10/19/27(b)(h)	250,000	221,209
Orange S.A., 9.00%, 3/01/31	37,000	46,805
TotalEnergies Capital International S.A.,
2.83%, 1/10/30	47,000	42,767
2.99%, 6/29/41	32,000	25,506

XLIT Ltd., 5.50%, 3/31/45	106,000	107,777
		671,354
Gabon – 0.1%
Gabon Government International Bond, 6.63%, 2/06/31	200,000	168,886
		Par(a)	Value
Germany – 0.2%
Deutsche Bank A.G., (5Y USD Swap Rate + 2.55%), 4.88%, 12/01/32(h)		$400,000	$356,622
Guatemala – 0.2%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.25%, 4/27/29(b)		110,000	105,632
Guatemala Government Bond, 3.70%, 10/07/33(b)		200,000	168,593
			274,225
Hungary – 1.5%
Hungary Government Bond,
3.00%, 6/26/24	HUF	299,510,000	740,870
2.50%, 10/24/24	HUF	133,550,000	319,004
1.00%, 11/26/25	HUF	39,680,000	86,717
3.00%, 10/27/27	HUF	62,670,000	134,896
3.25%, 10/22/31	HUF	91,050,000	180,298
4.75%, 11/24/32	HUF	71,320,000	155,959
3.00%, 10/27/38	HUF	23,570,000	38,071
Hungary Government International Bond,
6.13%, 5/22/28(b)		200,000	206,783
5.25%, 6/16/29(b)		400,000	393,600
5.50%, 6/16/34		200,000	197,055
3.13%, 9/21/51		200,000	126,448
			2,579,701
India – 0.5%
Adani Green Energy Ltd., 4.38%, 9/08/24		200,000	155,973
Clean Renewable Power Mauritius Pte. Ltd., 4.25%, 3/25/27(b)		191,000	169,960
India Airport Infra, 6.25%, 10/25/25		250,000	237,500
India Green Power Holdings, 4.00%, 2/22/27		250,000	217,748
			781,181
Indonesia – 3.4%
Freeport Indonesia PT,
5.32%, 4/14/32(b)		400,000	380,048
6.20%, 4/14/52		200,000	185,000
Indonesia Asahan Aluminium Persero PT,
4.75%, 5/15/25(b)		400,000	396,617
5.45%, 5/15/30(b)		300,000	298,593

Indonesia Government International Bond, 5.65%, 1/11/53		200,000	209,927

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
		Par(a)	Value
Indonesia (Continued)
Indonesia Treasury Bond,
8.38%, 9/15/26	IDR	$5,700,000,000	$406,700
6.13%, 5/15/28	IDR	12,593,000,000	828,396
9.00%, 3/15/29	IDR	9,247,000,000	694,711
7.00%, 9/15/30	IDR	7,666,000,000	521,881
6.38%, 4/15/32	IDR	3,817,000,000	249,549
7.50%, 8/15/32	IDR	5,944,000,000	417,948
8.38%, 3/15/34	IDR	3,453,000,000	257,489
7.50%, 6/15/35	IDR	4,715,000,000	331,591
Perusahaan Penerbit SBSN Indonesia III,
4.40%, 6/06/27(b)		200,000	199,485
2.55%, 6/09/31		200,000	172,700
4.70%, 6/06/32(b)		200,000	200,300

Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 4.88%, 7/17/49		200,000	163,396
			5,914,331
Iraq – 0.1%
Iraq International Bond, 5.80%, 1/15/28		175,000	162,634
Ireland – 0.1%
Avolon Holdings Funding Ltd.,
2.13%, 2/21/26(b)		67,000	59,935
4.38%, 5/01/26(b)		41,000	38,966
			98,901
Israel – 1.1%
Bank Leumi Le-Israel B.M., (5Y US Treasury CMT + 3.47%), 7.13%, 7/18/33(b)(h)		400,000	413,800
Energean Israel Finance Ltd.,
4.88%, 3/30/26(b)		95,000	89,602
5.38%, 3/30/28(b)		150,000	138,664
5.88%, 3/30/31(b)		175,000	158,597

Leviathan Bond Ltd., 6.75%, 6/30/30(b)		85,000	83,139
Teva Pharmaceutical Finance Co. LLC, 6.15%, 2/01/36		60,000	55,503
Teva Pharmaceutical Finance Netherlands III B.V.,
3.15%, 10/01/26		500,000	448,590
4.10%, 10/01/46		787,000	539,619
			1,927,514
		Par(a)	Value
Italy – 0.3%
Intesa Sanpaolo S.p.A., 5.71%, 1/15/26(b)		$200,000	$196,532
Telecom Italia Capital S.A.,
6.38%, 11/15/33		70,000	59,516
6.00%, 9/30/34		10,000	8,024
7.20%, 7/18/36		59,000	50,123

UniCredit S.p.A., (5Y US Treasury CMT + 4.75%), 5.46%, 6/30/35(b)(h)		200,000	174,972
			489,167
Ivory Coast – 0.2%
Ivory Coast Government International Bond,
4.88%, 1/30/32(b)	EUR	200,000	171,248
6.88%, 10/17/40(b)	EUR	275,000	230,158
			401,406
Japan – 0.5%
Mitsubishi UFJ Financial Group, Inc., 1.41%, 7/17/25		200,000	183,110
SoftBank Group Corp., 4.63%, 7/06/28		605,000	547,946
Takeda Pharmaceutical Co. Ltd., 5.00%, 11/26/28		200,000	203,214
			934,270
Jordan – 0.1%
Jordan Government International Bond, 7.75%, 1/15/28(b)		200,000	206,540
Kazakhstan – 0.5%
KazMunayGas National Co. JSC,
4.75%, 4/19/27(b)		200,000	185,660
3.50%, 4/14/33(b)		325,000	246,203
5.75%, 4/19/47		200,000	160,372
Tengizchevroil Finance Co. International Ltd.,
4.00%, 8/15/26		200,000	178,432
3.25%, 8/15/30		200,000	154,264
			924,931
Luxembourg – 0.1%
Altice Financing S.A., 5.00%, 1/15/28(b)		240,000	204,070
Macau – 0.5%
Sands China Ltd.,
5.90%, 8/08/28		200,000	196,495
3.35%, 3/08/29		10,000	8,555
4.88%, 6/18/30		400,000	364,404

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
		Par(a)	Value
Macau (Continued)

Studio City Finance Ltd., 5.00%, 1/15/29(b)		$200,000	$162,441
Wynn Macau Ltd., 5.13%, 12/15/29(b)		200,000	166,750
			898,645
Malaysia – 2.2%
Malaysia Government Bond,
4.18%, 7/15/24	MYR	156,000	37,091
3.96%, 9/15/25	MYR	1,720,000	408,719
3.90%, 11/30/26	MYR	1,000,000	237,704
3.90%, 11/16/27	MYR	2,685,000	638,159
3.73%, 6/15/28	MYR	2,174,000	516,747
3.89%, 8/15/29	MYR	3,048,000	720,462
3.58%, 7/15/32	MYR	1,960,000	451,777
4.76%, 4/07/37	MYR	789,000	197,797
3.76%, 5/22/40	MYR	778,000	173,251

Malaysia Government Investment Issue, 3.47%, 10/15/30	MYR	1,720,000	392,398
			3,774,105
Mexico – 4.5%
Cemex S.A.B. de C.V.,
(5Y US Treasury CMT + 4.53%), 5.13%, 6/08/26(b)(g)(h)		400,000	368,080
3.88%, 7/11/31(b)		490,000	413,148
Comision Federal de Electricidad,
4.69%, 5/15/29(b)		400,000	368,500
6.26%, 2/15/52		200,000	173,400

Electricidad Firme de Mexico Holdings S.A. de C.V., 4.90%, 11/20/26(b)		200,000	179,791
Mexican Bonos,
10.00%, 12/05/24	MXN	12,391,600	660,112
5.00%, 3/06/25	MXN	12,960,600	624,508
5.75%, 3/05/26	MXN	13,387,900	644,767
8.50%, 5/31/29	MXN	15,406,300	811,628
7.75%, 5/29/31	MXN	15,396,300	773,597
10.00%, 11/20/36	MXN	1,346,500	79,253
8.50%, 11/18/38	MXN	13,050,000	678,485
Mexico Government International Bond,
3.50%, 2/12/34		200,000	168,072
3.77%, 5/24/61		250,000	170,058
Petroleos Mexicanos,
6.49%, 1/23/27		550,000	516,456
5.35%, 2/12/28		99,000	86,310
6.84%, 1/23/30		592,000	515,053
5.95%, 1/28/31		307,000	245,767
	Par(a)	Value
Mexico (Continued)
Petroleos Mexicanos,
6.70%, 2/16/32	$250,000	$207,516
6.63%, 6/15/35	90,000	70,654
		7,755,155
Morocco – 0.1%
Morocco Government International Bond, 4.00%, 12/15/50	200,000	137,980
Mozambique – 0.1%
Mozambique International Bond, (Step to 9.00% on 9/15/23), 5.00%, 9/15/31(k)	200,000	161,152
Netherlands – 0.4%
Cooperatieve Rabobank U.A., (1Y US Treasury CMT + 1.75%), 4.66%, 8/22/28(b)(h)	250,000	247,536
Shell International Finance B.V.,
4.13%, 5/11/35	31,000	30,022
2.88%, 11/26/41	29,000	22,506
4.00%, 5/10/46	109,000	97,023
3.00%, 11/26/51	62,000	45,588

UPC Broadband Finco B.V., 4.88%, 7/15/31(b)	220,000	193,549
Ziggo Bond Co. B.V., 6.00%, 1/15/27(b)	150,000	141,867
		778,091
Nigeria – 0.5%
IHS Netherlands Holdco B.V., 8.00%, 9/18/27	200,000	181,030
Nigeria Government International Bond,
7.38%, 9/28/33	600,000	430,652
7.70%, 2/23/38(b)	390,000	270,075
		881,757
Oman – 0.8%
Lamar Funding Ltd., 3.96%, 5/07/25	200,000	192,186
Oman Government International Bond,
6.00%, 8/01/29	200,000	205,402
6.50%, 3/08/47	200,000	192,012
6.75%, 1/17/48	200,000	197,699

OmGrid Funding Ltd., 5.20%, 5/16/27	290,000	284,834
OQ SAOC, 5.13%, 5/06/28	250,000	241,347
		1,313,480

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
		Par(a)	Value
Pakistan – 0.1%
Pakistan Government International Bond,
6.00%, 4/08/26(b)		$200,000	$86,000
6.88%, 12/05/27		335,000	144,050
			230,050
Panama – 0.8%
Panama Government International Bond,
2.25%, 9/29/32		200,000	153,008
6.40%, 2/14/35		650,000	685,353
6.70%, 1/26/36		350,000	377,827
4.50%, 4/16/50		200,000	156,511
			1,372,699
Paraguay – 0.2%
Paraguay Government International Bond, 3.85%, 6/28/33		300,000	263,063
Peru – 0.8%
Peru Government Bond,
5.94%, 2/12/29	PEN	370,000	87,554
6.15%, 8/12/32	PEN	1,150,000	261,859
Peruvian Government International Bond,
8.20%, 8/12/26	PEN	254,000	68,145
6.35%, 8/12/28	PEN	675,000	164,515
2.78%, 1/23/31		340,000	287,787
1.86%, 12/01/32		200,000	149,418
3.00%, 1/15/34		465,000	377,445

Volcan Cia Minera S.A.A., 4.38%, 2/11/26(b)		35,000	30,927
			1,427,650
Philippines – 0.5%
Philippine Government International Bond,
3.56%, 9/29/32		400,000	369,316
3.20%, 7/06/46		350,000	261,798
5.95%, 10/13/47		200,000	218,807
			849,921
Poland – 1.1%
Republic of Poland Government Bond,
2.25%, 10/25/24	PLN	1,994,000	432,846
0.75%, 4/25/25	PLN	1,501,000	310,426
2.50%, 7/25/26	PLN	1,668,000	343,566
2.50%, 7/25/27	PLN	1,659,000	332,837
2.75%, 10/25/29	PLN	1,005,000	193,427
1.25%, 10/25/30	PLN	955,000	158,548
1.75%, 4/25/32	PLN	976,000	159,433
			1,931,083
		Par(a)	Value
Qatar – 0.4%
Qatar Energy, 3.13%, 7/12/41(b)		$925,000	$732,036
Romania – 1.3%
Romania Government Bond,
3.25%, 4/29/24	RON	1,325,000	281,637
4.75%, 2/24/25	RON	360,000	76,215
3.25%, 6/24/26	RON	2,255,000	440,881
5.00%, 2/12/29	RON	470,000	91,964
6.70%, 2/25/32	RON	590,000	125,084
Romanian Government International Bond,
6.63%, 2/17/28(b)		170,000	176,035
7.13%, 1/17/33(b)		280,000	295,400
6.00%, 5/25/34(b)		200,000	195,900
7.63%, 1/17/53(b)		560,000	603,555
			2,286,671
Saudi Arabia – 0.9%
Gaci First Investment Co., 5.38%, 10/13/22		600,000	579,692
Saudi Government International Bond,
5.50%, 10/25/32(b)		400,000	428,520
4.88%, 7/18/33(b)		300,000	305,250
4.63%, 10/04/47		200,000	182,237
			1,495,699
Senegal – 0.2%
Senegal Government International Bond,
5.38%, 6/08/37(b)	EUR	300,000	229,801
6.75%, 3/13/48		200,000	150,198
			379,999
Serbia – 0.2%
Serbia International Bond,
6.25%, 5/26/28(b)		200,000	203,000
6.50%, 9/26/33(b)		200,000	200,380
			403,380
South Africa – 2.7%
Eskom Holdings SOC Ltd.,
7.13%, 2/11/25		425,000	408,225
6.35%, 8/10/28		300,000	287,586
Republic of South Africa Government Bond,
10.50%, 12/21/26	ZAR	3,654,517	227,009
8.00%, 1/31/30	ZAR	12,895,956	679,932
7.00%, 2/28/31	ZAR	12,825,574	614,026
8.25%, 3/31/32	ZAR	5,040,321	255,176
8.88%, 2/28/35	ZAR	16,384,022	815,036
6.25%, 3/31/36	ZAR	3,350,467	130,132

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
		Par(a)	Value
South Africa (Continued)
Republic of South Africa Government Bond,
8.50%, 1/31/37	ZAR	$15,024,445	$701,924
Republic of South Africa Government International Bond,
4.85%, 9/30/29		200,000	182,149
5.65%, 9/27/47		325,000	247,855

Transnet SOC Ltd., 8.25%, 2/06/28(b)		200,000	199,944
			4,748,994
South Korea – 0.4%
POSCO, 5.75%, 1/17/28(b)		200,000	206,442
SK Hynix, Inc., 6.38%, 1/17/28(b)		400,000	406,077
			612,519
Spain – 0.0%(d)
Iberdrola International B.V., 5.81%, 3/15/25		33,000	33,603
Sri Lanka – 0.1%
Sri Lanka Government International Bond,
6.20%, 5/11/27		275,000	93,204
6.75%, 4/18/28		400,000	135,460
			228,664
Switzerland – 0.4%
Credit Suisse Group A.G., (SOFR + 3.34%), 6.37%, 7/15/26(b)(h)		250,000	242,735
UBS A.G., 5.13%, 5/15/24		200,000	198,410
UBS Group A.G., (5Y US Treasury CMT + 4.86%), 5.13%, 7/29/26(g)(h)		200,000	190,250
			631,395
Tanzania, United Republic of – 0.1%
HTA Group Ltd., 7.00%, 12/18/25(b)		255,000	239,700
Thailand – 1.7%
Thailand Government Bond,
0.75%, 6/17/24	THB	11,998,000	358,837
2.13%, 12/17/26	THB	9,883,000	301,372
2.88%, 12/17/28	THB	29,638,000	933,492
1.60%, 12/17/29	THB	5,919,000	171,943
2.00%, 12/17/31	THB	14,849,000	435,041
3.78%, 6/25/32	THB	2,316,000	77,783
3.35%, 6/17/33	THB	4,551,000	147,986
1.59%, 12/17/35	THB	7,400,000	196,277
3.30%, 6/17/38	THB	8,000,000	252,842
			2,875,573
	Par(a)	Value
Tunisia – 0.1%
Tunisian Republic, 5.75%, 1/30/25	$200,000	$131,757
Turkey – 1.1%
Turkey Government International Bond,
9.88%, 1/15/28	650,000	666,250
5.88%, 6/26/31	200,000	161,452
9.38%, 1/19/33	825,000	807,926
6.88%, 3/17/36	375,000	308,437
		1,944,065
United Arab Emirates – 0.5%
Galaxy Pipeline Assets Bidco Ltd.,
2.16%, 3/31/34(b)	184,932	159,568
2.63%, 3/31/36(b)	550,000	449,215
2.94%, 9/30/40(b)	217,469	177,643
		786,426
United Kingdom – 0.9%
BAT Capital Corp.,
2.73%, 3/25/31	84,000	67,589
3.98%, 9/25/50	104,000	73,178

BP Capital Markets PLC, 3.28%, 9/19/27	63,000	60,368
Coca-Cola Europacific Partners PLC, 1.50%, 1/15/27(b)	200,000	176,671
HSBC Holdings PLC, (SOFR + 1.73%), 2.01%, 9/22/28(h)	200,000	172,991
Jaguar Land Rover Automotive PLC, 5.50%, 7/15/29(b)	200,000	159,492
Lloyds Banking Group PLC, (1Y US Treasury CMT + 1.00%), 2.44%, 2/05/26(h)	200,000	188,494
LSEGA Financing PLC, 1.38%, 4/06/26(b)	200,000	179,065
Unilever Capital Corp., 2.63%, 8/12/51	100,000	71,208
Virgin Media Secured Finance PLC, 5.50%, 5/15/29(b)	250,000	231,923
Vodafone Group PLC,
5.13%, 6/19/59	41,000	38,202
(5Y US Treasury CMT + 3.07%), 5.13%, 6/04/81(h)	140,000	107,625
		1,526,806
Uruguay – 0.2%
Uruguay Government International Bond, 5.10%, 6/18/50	375,000	378,345

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(a)	Value
Zambia – 0.4%
First Quantum Minerals Ltd., 6.88%, 3/01/26(b)	$710,000	$690,439
Total Foreign Issuer Bonds (Cost $86,829,712)		83,375,797

Mortgage-Backed Securities – 0.8%
Commercial Mortgage-Backed Securities – 0.7%
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class D, 4.94%, 5/10/47(b)(m)	175,000	129,840
Commercial Mortgage Trust, Series 2012-CR3, Class B, 3.92%, 10/15/45(b)	100,000	86,820
GS Mortgage Securities Trust,
Series 2011-GC5, Class C, 5.15%, 8/10/44(b)(m)	350,000	156,185
Series 2013-GC13, Class C, 4.08%, 7/10/46(b)(m)	320,000	228,018
Series 2014-GC22, Class D, 4.69%, 6/10/47(b)(m)	50,000	44,470

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class C, 5.36%, 2/15/46(b)	100,000	93,686
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class B, 4.40%, 8/15/46(m)	110,000	81,135
MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class C, 4.28%, 10/15/30(b)(m)	100,000	73,227
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class C, 4.46%, 8/15/50	75,000	46,591
Series 2016-C36, Class C, 4.13%, 11/15/59(m)	45,000	34,711
WFRBS Commercial Mortgage Trust,
Series 2011-C3, Class D, 5.38%, 3/15/44(b)(m)	172,921	64,845
Series 2012-C7, Class D, 4.81%, 6/15/45(b)(m)	320,000	120,000
Series 2012-C10, Class C, 4.33%, 12/15/45(m)	120,000	105,601
		1,265,129
	Par(a)	Value
Whole Loan – 0.1%
PRPM LLC, Series 2022-5, Class A1, (Step to 9.17% on 9/25/25), 6.90%, 9/27/27(b)(k)	$122,849	$123,176
Total Mortgage-Backed Securities (Cost $1,950,996)		1,388,305

Term Loans – 0.0%(c)(d)
Leisure Facilities & Services – 0.0%(d)
Carnival Corp., 2021 Incremental Term B Advance, 10/18/28(n)	15,000	14,625
Carnival Corp., Initial Advance, 6/30/25(n)	70,000	68,800
Total Term Loans (Cost $84,061)		83,425

U.S. Government Obligations – 1.6%
U.S. Treasury Bonds – 0.2%
4.00%, 11/15/42	254,000	262,493
3.00%, 8/15/52	117,100	103,615
		366,108
U.S. Treasury Notes – 1.4%
4.13%, 1/31/25	18,000	17,980
3.88%, 1/15/26	479,300	479,262
2.63%, 5/31/27	855,000	819,264
3.50%, 1/31/28	996,000	991,565
4.13%, 11/15/32	112,300	118,143
		2,426,214
Total U.S. Government Obligations (Cost $2,794,065)		2,792,322

	Number of Shares
Warrants – 0.0%(d)
Engineering & Construction – 0.0%(d)
Mcdermott International Ltd., Class A(o)*	3,868	1
Mcdermott International Ltd., Class B(o)*	4,298	1
Total Warrants (Cost $6,000)		2

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
		Par(a)/Number of Shares	Value
Short-Term Investments – 4.6%
Corporate Bonds – 0.2%
Aviation Capital Group LLC, 3.88%, 5/01/23(b)		$48,000	$47,711
Delta Air Lines Pass Through Trust, 4.25%, 7/30/23		13,294	13,172
Entergy Louisiana LLC, 4.05%, 9/01/23		8,000	7,962
Entergy Louisiana LLC, 0.62%, 11/17/23		46,000	44,468
Ligado Networks LLC, 15.50%, 11/01/23(b)(l)		137,322	41,969
Mid-America Apartments L.P., 4.30%, 10/15/23		30,000	29,829
NextEra Energy Capital Holdings, Inc., (SOFR Index + 0.40%), 4.73%, 11/03/23(c)		151,000	150,789
			335,900
Foreign Issuer Bonds – 0.7%
Brazil Letras do Tesouro Nacional, 0.00%, 1/01/24(e)	BRL	2,155,000	378,648
Danone S.A., 2.59%, 11/02/23(b)		200,000	196,154
Fantasia Holdings Group Co. Ltd., 11.88%, 6/01/23		200,000	33,994
Greenko Investment Co., 4.88%, 8/16/23		200,000	196,000
Romania Government Bond, 4.25%, 6/28/23	RON	1,685,000	368,383
			1,173,179
	Par(a)/Number of Shares	Value
Money Market Fund – 2.1%
Northern Institutional Funds - Treasury Portfolio (Premier), 4.02%(p)	3,674,933	$3,674,933
U.S. Government Obligations – 1.6%
U.S. Treasury Bill, 4.25%, 3/30/23(q)	$1,440,000	1,429,746
U.S. Treasury Notes, 0.13%, 3/31/23	590,000	585,785
U.S. Treasury Notes, 0.25%, 4/15/23	305,000	302,285
U.S. Treasury Notes, 0.13%, 9/15/23	425,000	413,113
		2,730,929
Total Short-Term Investments (Cost $8,030,960)		7,914,941
Total Investments – 99.0% (Cost $180,109,152)		171,530,828
Other Assets less Liabilities – 1.0%(r)		1,708,376
NET ASSETS – 100.0%		$173,239,204

Percentages shown are based on Net Assets.

(a)	Par value is in USD unless otherwise indicated.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Variable rate security. Rate as of January 31, 2023 is disclosed.
(d)	Amount rounds to less than 0.05%.
(e)	Zero coupon bond.
(f)	Restricted security that has been deemed illiquid. At January 31, 2023, the value of these restricted illiquid securities amounted to $303,835 or 0.18% of net assets. Additional information on these restricted illiquid securities is as follows:

Security	Acquisition Date	Acquisition Cost
2020 Cash Mandatory Exchangeable Trust	5/6/21	$305,140
Diamond Sports Group LLC/Diamond Sports Finance Co., 6.63%, 8/15/27	9/29/20-12/5/22	47,148

(g)	Perpetual bond. Maturity date represents next call date.
(h)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate as of January 31, 2023 is disclosed.
(i)	Issuer has defaulted on terms of debt obligation.
(j)	When-Issued Security. Coupon rate was not yet in effect at January 31, 2023.

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
(k)	Step coupon bond. Rate as of January 31, 2023 is disclosed.
(l)	Distributions from this security are made via payments in-kind (PIK) unless otherwise noted in the description.
(m)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate as of January 31, 2023 is disclosed.
(n)	Position is unsettled. Contract rate was not determined at January 31, 2023 and does not take effect until settlement date.
(o)	Investment is valued using significant unobservable inputs (Level 3).
(p)	7-day current yield as of January 31, 2023 is disclosed.
(q)	Discount rate at the time of purchase.
(r)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
*	Non-Income Producing Security

Abbreviations:
1Y	1 Year
3M	3 Month
5Y	5 Year
BRL	Brazilian Real
CLO	Collateralized Loan Obligation
CLP	Chilean Peso
CME	Chicago Mercantile Exchange
CMS	Constant Maturity Swap
CMT	Constant Maturity
CNH	Chinese Yuan Renminbi
COP	Colombian Peso
CP	Commercial Paper
CVR	Contingent Value Rights
CZK	Czech Republic Koruna
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
JSC	Joint Stock Company
L.P.	Limited Partnership
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sole
PLC	Public Limited Company
PLN	Polish Zloty
RON	Romania New Leu
S&P	Standards & Poor's
SOFR	United States Secured Overnight Financing Rate
THB	Thai Baht
USD	United States Dollar
ZAR	South African Rand
Concentration by Currency (%)(a)
U.S. Dollar	74.2
All other currencies less than 5%	25.8
Total	100.0
(a) Percentages shown are based on Net Assets.
Sector Diversification (%)(a)
Foreign Issuer Bonds	48.1
Corporate Bonds	41.8
All other sectors less than 5%	10.1
Total	100.0
(a)Percentages shown are based on Net Assets.

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
Futures Contracts outstanding at January 31, 2023: Exchange Traded

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
2-Year U.S. Treasury Note	19	3/31/2023	USD	3,907,320	$14,316
5-Year U.S. Treasury Note	10	3/31/2023	USD	1,092,422	11,840
Total Long Contracts					$26,156
Short Contracts
10-Year U.S. Treasury Note	(6)	3/22/2023	USD	687,094	$(9,703)
U.S. Treasury Long Bond	(5)	3/22/2023	USD	649,375	(16,313)
Ultra 10-Year U.S. Treasury Note	(16)	3/22/2023	USD	1,939,250	(33,500)
Total Short Contracts					$(59,516)
					$(33,360)

Forward Foreign Currency Exchange Contracts outstanding at January 31, 2023:

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)

02/21/23	Mexican Pesos	7,599,200	U.S. Dollars	368,000	Barclays	$34,160
06/06/23	Indonesian Rupiahs	8,169,609,140	U.S. Dollars	522,621	Bank of America	21,189
02/07/23	Czech Republic Koruna	6,154,170	U.S. Dollars	264,877	BNP	16,396
02/07/23	Czech Republic Koruna	2,364,951	U.S. Dollars	94,000	Barclays	14,089
03/06/23	Polish Zloty	1,423,958	U.S. Dollars	319,154	Bank of America	8,779
06/06/23	Indonesian Rupiahs	2,231,073,200	U.S. Dollars	141,100	JPMorgan Chase	7,411
03/23/23	Turkish Lira	6,612,327	U.S. Dollars	335,600	Barclays	6,737
03/06/23	Polish Zloty	2,626,494	U.S. Dollars	598,211	Barclays	6,662
06/06/23	Indonesian Rupiahs	2,322,882,156	U.S. Dollars	148,228	Barclays	6,395
04/10/23	Thai Baht	8,545,050	U.S. Dollars	255,000	JPMorgan Chase	5,664
04/06/23	Euro	591,536	U.S. Dollars	642,284	BNP	3,441
06/06/23	U.S. Dollars	558,412	Indonesian Rupiahs	8,345,470,975	Standard Chartered Bank	2,896
02/17/23	Indonesian Rupiahs	2,607,046,483	U.S. Dollars	171,833	Bank of America	1,956
04/03/23	Euro	86,173	U.S. Dollars	93,091	Barclays	961
02/17/23	Indonesian Rupiahs	1,382,790,105	U.S. Dollars	91,267	Barclays	911
02/17/23	Thai Baht	7,000,064	U.S. Dollars	211,900	JPMorgan Chase	511

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
Forward Foreign Currency Exchange Contracts outstanding at January 31, 2023: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
04/13/23	Chinese Offshore Yuan	3,143,610	U.S. Dollars	467,000	Bank of America	$440
03/02/23	U.S. Dollars	120,200	South African Rand	2,092,502	JPMorgan Chase	238
Total Unrealized Appreciation						$138,836

03/23/23	South African Rand	5,924,159	U.S. Dollars	339,676	BNP	$(693)
02/17/23	U.S. Dollars	118,917	Indonesian Rupiahs	1,795,401,325	Bank of America	(767)
02/17/23	U.S. Dollars	145,375	Indonesian Rupiahs	2,194,435,263	Goldman Sachs	(908)
03/02/23	South African Rand	2,092,502	U.S. Dollars	120,911	BNP	(949)
04/03/23	U.S. Dollars	92,500	Euro	86,174	Barclays	(1,552)
06/06/23	U.S. Dollars	289,710	Indonesian Rupiahs	4,378,093,521	JPMorgan Chase	(1,718)
04/27/23	Hungarian Forints	134,394,750	U.S. Dollars	367,500	JPMorgan Chase	(3,689)
02/07/23	U.S. Dollars	185,834	Czech Republic Koruna	4,183,931	JPMorgan Chase	(5,390)
04/10/23	Thai Baht	28,605,001	U.S. Dollars	878,324	JPMorgan Chase	(5,736)
04/06/23	U.S. Dollars	631,151	Euro	591,536	JPMorgan Chase	(14,574)
02/15/23	Egyptian Pounds	5,456,861	U.S. Dollars	212,909	JPMorgan Chase	(34,305)
02/21/23	U.S. Dollars	365,548	Mexican Pesos	7,599,200	Bank of America	(36,612)
02/14/23	Egyptian Pounds	5,811,755	U.S. Dollars	228,091	Citibank	(37,714)
Total Unrealized Depreciation						$(144,607)
Net Unrealized Depreciation						$(5,771)
Credit Default Swap Contracts outstanding - Buy Protection as of January 31, 2023:
Exchange Traded
Reference Obligation	Fixed Deal Pay Rate	Maturity Date		Notional Amount	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Markit CDX North America Investment Grade Index Series 39 (Pay Quarterly)	1.00%	12/20/2027	USD	2,082,853	$(28,258)	$(18,374)	$(9,884)
Total					$(28,258)	$(18,374)	$(9,884)

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
Valuation Hierarchy
The following is a summary of the inputs used, as of January 31, 2023, in valuing the Fund's investments carried at fair value:
Morningstar Multisector Bond Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Asset-Backed Securities	$—	$450,143	$—	$450,143
Common Stocks	84,037	—	—	84,037
Convertible Bonds	—	2,656,606	—	2,656,606
Convertible Preferred Stocks	157,543	301,535	—	459,078
Corporate Bonds	—	72,326,172	—	72,326,172
Foreign Issuer Bonds	—	83,375,797	—	83,375,797
Mortgage-Backed Securities	—	1,388,305	—	1,388,305
Term Loans	—	83,425	—	83,425
U.S. Government Obligations	—	2,792,322	—	2,792,322
Warrants	—	—	2	2
Short-Term Investments	3,674,933	4,240,008	—	7,914,941
Total Investments	$3,916,513	$167,614,313	$2	$171,530,828

Morningstar Multisector Bond Fund	Level 1	Level 2	Level 3	Totals
Derivative Financial Instruments
Assets:
Futures Contracts	$26,156	$—	$—	$26,156
Forward Foreign Currency Exchange Contracts	—	138,836	—	138,836
Total Assets - Derivative Financial Instruments	$26,156	$138,836	$—	$164,992
Liabilities:
Futures Contracts	$(59,516)	$—	$—	$(59,516)
Forward Foreign Currency Exchange Contracts	—	(144,607)	—	(144,607)
Swap Agreements	—	(28,258)	—	(28,258)
Total Liabilities - Derivative Financial Instruments	$(59,516)	$(172,865)	$—	$(232,381)
Net Derivative Financial Instruments	$(33,360)	$(34,029)	$—	$(67,389)

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments
Morningstar Global Opportunistic Equity Fund
	Number of Shares	Value
Common Stocks – 54.2%
Advertising & Marketing – 1.7%
Dentsu Group, Inc. (Japan)	1,900	$61,197
Omnicom Group, Inc.	40,177	3,454,820
WPP PLC (United Kingdom)	10,954	127,984
		3,644,001
Aerospace & Defense – 0.1%
BAE Systems PLC (United Kingdom)	20,325	215,162
Apparel & Textile Products – 1.8%
Tapestry, Inc.	83,943	3,825,283
Asset Management – 0.5%
Investor AB, Class B (Sweden)	10,174	197,701
Julius Baer Group Ltd. (Switzerland)	2,170	139,193
Kinnevik AB, Class B (Sweden)*	3,130	48,381
Schroders PLC (United Kingdom)	6,224	36,805
St. James's Place PLC (United Kingdom)	13,734	208,259
UBS Group A.G. (Switzerland)(a)	18,146	387,333
		1,017,672
Automotive – 0.7%
Bridgestone Corp. (Japan)	5,600	209,066
Denso Corp. (Japan)	2,000	108,011
Honda Motor Co. Ltd. (Japan)	12,800	316,627
Nissan Motor Co. Ltd. (Japan)	31,100	111,741
Stanley Electric Co. Ltd. (Japan)	5,900	126,975
Sumitomo Electric Industries Ltd. (Japan)	5,700	68,492
Toyota Motor Corp. (Japan)	42,400	622,675
		1,563,587
Banking – 3.1%
ABN AMRO Bank N.V. - CVA (Netherlands)(b)	6,108	101,378
Banco Bilbao Vizcaya Argentaria S.A. (Spain)	31,883	225,214
Banco Santander S.A. (Spain)	101,628	355,184
Barclays PLC (United Kingdom)	165,048	379,411
BNP Paribas S.A. (France)	7,269	499,249
CaixaBank S.A. (Spain)	24,977	110,822
DNB Bank ASA (Norway)	4,323	80,838
	Number of Shares	Value
Banking (Continued)
Erste Group Bank A.G. (Austria)	3,344	$126,885
HSBC Holdings PLC (United Kingdom)	198,151	1,460,046
ING Groep N.V. (Netherlands)	26,185	379,166
Intesa Sanpaolo S.p.A. (Italy)	69,012	181,451
KBC Group N.V. (Belgium)	1,313	97,250
Lloyds Banking Group PLC (United Kingdom)	877,298	570,942
Mitsubishi UFJ Financial Group, Inc. (Japan)	30,800	225,606
Mizuho Financial Group, Inc. (Japan)	4,900	76,540
NatWest Group PLC (United Kingdom)	72,658	277,196
Nordea Bank Abp (Finland)	15,095	176,467
Resona Holdings, Inc. (Japan)	12,500	69,172
Skandinaviska Enskilda Banken AB, Class A (Sweden)	9,939	120,320
Standard Chartered PLC (United Kingdom)	30,461	255,861
Sumitomo Mitsui Financial Group, Inc. (Japan)	9,000	391,150
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	5,000	182,143
Svenska Handelsbanken AB, Class A (Sweden)	12,493	130,277
Swedbank AB, Class A (Sweden)	8,143	156,642
UniCredit S.p.A. (Italy)	6,461	126,191
		6,755,401
Beverages – 0.6%
Anheuser-Busch InBev S.A./N.V. (Belgium)	8,939	539,574
Asahi Group Holdings Ltd. (Japan)	2,100	69,347
Diageo PLC (United Kingdom)	10,966	479,500
Kirin Holdings Co. Ltd. (Japan)	10,000	154,097
		1,242,518
Biotechnology & Pharmaceuticals – 0.9%
Astellas Pharma, Inc. (Japan)	7,300	107,457
AstraZeneca PLC (United Kingdom)	6,270	821,449
Chugai Pharmaceutical Co. Ltd. (Japan)	6,100	158,143

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Global Opportunistic Equity Fund
	Number of Shares	Value
Biotechnology & Pharmaceuticals (Continued)
Daiichi Sankyo Co. Ltd. (Japan)	3,300	$103,643
GSK PLC	20,039	351,986
Ono Pharmaceutical Co. Ltd. (Japan)	2,600	56,416
Takeda Pharmaceutical Co. Ltd. (Japan)	7,600	238,924
		1,838,018
Cable & Satellite – 0.3%
Comcast Corp., Class A	18,951	745,722
Chemicals – 0.2%
Nitto Denko Corp. (Japan)	2,000	129,275
Shin-Etsu Chemical Co. Ltd. (Japan)	2,000	294,846
Toray Industries, Inc. (Japan)	11,800	72,500
		496,621
Commercial Support Services – 2.8%
Compass Group PLC (United Kingdom)	7,944	189,766
H&R Block, Inc.	63,441	2,472,930
Recruit Holdings Co. Ltd. (Japan)	7,100	228,338
Rentokil Initial PLC (United Kingdom)	14,583	88,423
Secom Co. Ltd. (Japan)	44,015	2,622,230
Stericycle, Inc.*	10,502	565,113
		6,166,800
Diversified Industrials – 0.1%
Hitachi Ltd. (Japan)	3,000	157,327
E-Commerce Discretionary – 3.7%
Alibaba Group Holding Ltd. (China)*	235,300	3,235,062
eBay, Inc.	52,079	2,577,910
JD.com, Inc., Class A (China)	47,050	1,397,073
Pinduoduo, Inc. ADR (China)*	8,124	795,990
		8,006,035
Electric Utilities – 0.9%
Chubu Electric Power Co., Inc. (Japan)	6,500	70,012
National Grid PLC (United Kingdom)	146,432	1,861,577
SSE PLC (United Kingdom)	4,472	95,453
		2,027,042
	Number of Shares	Value
Electrical Equipment – 0.2%
Daikin Industries Ltd. (Japan)	900	$156,325
Mitsubishi Electric Corp. (Japan)	20,700	228,130
Toshiba Corp. (Japan)	2,588	88,889
		473,344
Engineering & Construction – 1.7%
Ferrovial S.A. (Spain)	82,438	2,432,601
Vinci S.A. (France)	10,901	1,231,700
		3,664,301
Entertainment Content – 0.9%
Activision Blizzard, Inc.	1,828	139,970
Electronic Arts, Inc.	1,567	201,642
NetEase, Inc. (China)	46,000	816,137
Nexon Co. Ltd. (Japan)	3,200	77,160
Square Enix Holdings Co. Ltd. (Japan)	1,100	52,020
Walt Disney (The) Co.*	6,869	745,218
		2,032,147
Food – 0.1%
Associated British Foods PLC (United Kingdom)	4,862	111,608
MEIJI Holdings Co. Ltd. (Japan)	2,800	144,404
Yamazaki Baking Co. Ltd. (Japan)	4,586	53,655
		309,667
Gas & Water Utilities – 0.3%
Osaka Gas Co. Ltd. (Japan)	3,700	59,706
Severn Trent PLC (United Kingdom)	2,212	76,980
United Utilities Group PLC (United Kingdom)	43,821	573,401
		710,087
Health Care Facilities & Services – 4.9%
Alfresa Holdings Corp. (Japan)	5,400	67,592
CVS Health Corp.	42,100	3,714,062
DaVita, Inc.*	14,984	1,234,532
Fresenius Medical Care A.G. & Co. KGaA (Germany)	89,323	3,354,497
Pediatrix Medical Group, Inc.*	141,484	2,171,779
		10,542,462

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Global Opportunistic Equity Fund
	Number of Shares	Value
Home Construction – 0.1%
Berkeley Group Holdings (The) PLC (United Kingdom)	2,092	$107,126
Sekisui House Ltd. (Japan)	2,961	55,961
		163,087
Household Products – 0.5%
Haleon PLC*	30,310	121,464
Kao Corp. (Japan)	4,500	181,898
Reckitt Benckiser Group PLC (United Kingdom)	4,018	286,326
Unilever PLC (United Kingdom)	10,749	547,115
		1,136,803
Industrial Support Services – 0.1%
Ferguson PLC	741	104,403
Institutional Financial Services – 0.4%
Credit Suisse Group A.G. (Switzerland)(a)	11,761	40,515
Daiwa Securities Group, Inc. (Japan)	12,600	59,461
Deutsche Boerse A.G. (Germany)	1,246	222,962
Japan Exchange Group, Inc. (Japan)	3,700	56,627
London Stock Exchange Group PLC (United Kingdom)	4,523	414,058
		793,623
Insurance – 1.6%
Allianz S.E. (Germany)(a)	2,412	576,743
Assicurazioni Generali S.p.A. (Italy)	4,812	93,937
Aviva PLC (United Kingdom)	34,976	197,259
AXA S.A. (France)	11,856	369,896
Dai-ichi Life Holdings, Inc. (Japan)	4,600	107,929
Hannover Rueck S.E. (Germany)	503	102,143
Legal & General Group PLC (United Kingdom)	81,401	256,164
MS&AD Insurance Group Holdings, Inc. (Japan)	3,700	118,673
Muenchener Rueckversicherungs-Gesellschaft A.G. (Germany)(a)	653	235,869
Prudential PLC (Hong Kong)	29,239	485,808
Sampo OYJ, Class A (Finland)	1,457	76,492
Sompo Holdings, Inc. (Japan)	1,200	51,659
	Number of Shares	Value
Insurance (Continued)
Swiss Life Holding A.G. (Switzerland)(a)	210	$124,288
Swiss Re A.G.	1,653	173,087
Tokio Marine Holdings, Inc. (Japan)	5,400	113,101
Tryg A/S (Denmark)	2,537	58,219
Zurich Insurance Group A.G. (Switzerland)	818	404,525
		3,545,792
Internet Media & Services – 6.4%
Alphabet, Inc., Class A*	30,637	3,028,161
Alphabet, Inc., Class C*	12,075	1,205,930
Baidu, Inc., Class A (China)*	92,200	1,549,886
Meituan, Class B (China)(b)*	71,070	1,588,832
Meta Platforms, Inc., Class A*	8,620	1,284,122
Netflix, Inc.*	466	164,899
Tencent Holdings Ltd. (China)	62,800	3,060,176
Tencent Music Entertainment Group ADR (China)*	79,009	662,886
Trip.com Group Ltd. (China)*	37,100	1,364,740
		13,909,632
Leisure Facilities & Services – 1.8%
Entain PLC (United Kingdom)	5,705	105,204
InterContinental Hotels Group PLC (United Kingdom)	1,653	114,757
International Game Technology PLC	141,064	3,731,143
		3,951,104
Leisure Products – 0.1%
Shimano, Inc. (Japan)	700	124,835
Machinery – 0.5%
FANUC Corp. (Japan)	1,300	229,697
Keyence Corp. (Japan)	500	230,184
Komatsu Ltd. (Japan)	5,300	130,245
Nabtesco Corp. (Japan)	2,438	71,381
SMC Corp. (Japan)	300	152,373
Smiths Group PLC (United Kingdom)	4,808	102,637
Sumitomo Heavy Industries Ltd. (Japan)	2,800	62,264
		978,781

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Global Opportunistic Equity Fund
	Number of Shares	Value
Medical Equipment & Devices – 2.9%
DENTSPLY SIRONA, Inc.	50,215	$1,849,418
Hoya Corp. (Japan)	1,000	109,972
Medtronic PLC	28,607	2,394,120
Olympus Corp. (Japan)	4,800	90,238
Smith & Nephew PLC (United Kingdom)	139,315	1,923,988
		6,367,736
Metals & Mining – 0.5%
Anglo American PLC (South Africa)	5,128	221,173
Cameco Corp. (Canada)	2,987	83,579
Glencore PLC (Australia)	36,668	245,562
Rio Tinto PLC (Australia)	5,665	443,577
Sumitomo Metal Mining Co. Ltd. (Japan)	2,000	81,206
		1,075,097
Oil & Gas Producers – 3.6%
BP PLC (United Kingdom)	220,098	1,329,448
Canadian Natural Resources Ltd. (Canada)	5,518	338,698
Cenovus Energy, Inc. (Canada)	4,628	92,452
Chevron Corp.	1,079	187,768
China Petroleum & Chemical Corp., Class H (China)	302,250	163,206
Ecopetrol S.A. ADR (Colombia)	3,505	39,922
ENEOS Holdings, Inc. (Japan)	17,600	63,011
Eni S.p.A. (Italy)	19,125	294,300
Equinor ASA (Norway)	5,440	165,793
Exxon Mobil Corp.	3,866	448,495
Galp Energia SGPS S.A. (Portugal)	5,533	75,736
Gazprom PJSC (Russia)(c)	100,532	0
Imperial Oil Ltd. (Canada)	1,136	62,087
Inpex Corp. (Japan)	15,500	170,324
LUKOIL PJSC (Russia)(c)	3,271	0
Neste OYJ (Finland)	3,687	176,247
OMV A.G. (Austria)	1,257	62,963
Petroleo Brasileiro S.A. ADR (Brazil)	26,126	303,062
Repsol S.A. (Spain)	8,920	146,527
Rosneft Oil Co. PJSC (Russia)(c)	48,304	0
Santos Ltd. (Australia)	12,020	61,361
Shell PLC (Netherlands)	77,772	2,283,214
Suncor Energy, Inc. (Canada)	6,625	229,937
	Number of Shares	Value
Oil & Gas Producers (Continued)
TotalEnergies S.E. (France)	16,340	$1,010,152
Woodside Energy Group Ltd. (Australia)	5,147	133,276
		7,837,979
Publishing & Broadcasting – 0.1%
Informa PLC (United Kingdom)	13,082	108,198
Real Estate Owners & Developers – 0.1%
Mitsubishi Estate Co. Ltd. (Japan)	11,700	150,381
Mitsui Fudosan Co. Ltd. (Japan)	2,600	48,734
Sumitomo Realty & Development Co. Ltd. (Japan)	2,100	51,192
		250,307
Retail - Consumer Staples – 0.5%
Alibaba Health Information Technology Ltd. (China)(d)*	756,000	675,195
Seven & i Holdings Co. Ltd. (Japan)	2,500	118,032
Tesco PLC (United Kingdom)	67,939	206,493
		999,720
Retail - Discretionary – 0.1%
Fast Retailing Co. Ltd. (Japan)	200	121,472
Kingfisher PLC (United Kingdom)	33,018	113,909
		235,381
Semiconductors – 0.1%
Tokyo Electron Ltd. (Japan)	500	174,762
Specialty Finance – 0.0%(e)
ORIX Corp. (Japan)	5,200	91,432
Steel – 0.1%
Mitsui & Co. Ltd. (Japan)	7,800	230,121
Technology Hardware – 0.8%
Casio Computer Co. Ltd. (Japan)	6,300	65,124
FUJIFILM Holdings Corp. (Japan)	1,900	100,550
Kyocera Corp. (Japan)	1,900	98,594
Murata Manufacturing Co. Ltd. (Japan)	4,100	234,276
Nidec Corp. (Japan)	1,800	99,754
Nintendo Co. Ltd. (Japan)	6,600	286,161
Panasonic Holdings Corp. (Japan)	16,500	153,011

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Global Opportunistic Equity Fund
	Number of Shares	Value
Technology Hardware (Continued)
Sony Group Corp. (Japan)	5,400	$482,499
TDK Corp. (Japan)	4,400	157,196
		1,677,165
Technology Services – 4.1%
Cognizant Technology Solutions Corp., Class A	56,149	3,747,946
Experian PLC (United Kingdom)	4,170	152,495
Fiserv, Inc.*	22,366	2,386,005
RELX PLC (United Kingdom)	8,272	245,752
Visa, Inc., Class A(d)	10,597	2,439,535
		8,971,733
Telecommunications – 2.1%
BT Group PLC (United Kingdom)	60,053	92,523
KDDI Corp. (Japan)	8,500	265,569
Nippon Telegraph & Telephone Corp. (Japan)	4,500	134,935
SES S.A. (United Kingdom)	337,154	2,616,358
Softbank Corp. (Japan)	5,000	57,211
SoftBank Group Corp. (Japan)	5,600	265,116
T-Mobile U.S., Inc.*	1,811	270,400
Verizon Communications, Inc.	15,785	656,183
Vodafone Group PLC (United Kingdom)	199,011	229,622
		4,587,917
Tobacco & Cannabis – 0.2%
British American Tobacco PLC (United Kingdom)	10,257	393,190
Japan Tobacco, Inc. (Japan)	3,600	73,411
		466,601
Transportation & Logistics – 0.6%
East Japan Railway Co. (Japan)	3,800	211,881
Norfolk Southern Corp.	4,361	1,071,978
Poste Italiane S.p.A. (Italy)(b)	7,984	85,301
		1,369,160
Transportation Equipment – 1.1%
Knorr-Bremse A.G. (Germany)	37,271	2,449,750
		Number of Shares	Value
Wholesale - Consumer Staples – 0.2%
ITOCHU Corp. (Japan)		8,400	$271,503
Mitsubishi Corp. (Japan)		6,000	200,916
			472,419
Wholesale - Discretionary – 0.1%
Bunzl PLC (United Kingdom)		2,646	97,138
Total Common Stocks (Cost $109,584,789)			117,603,873

Investment Companies – 40.6%
Franklin FTSE Brazil ETF		267,926	5,002,178
Invesco KBW Bank ETF(d)		196,416	11,380,343
iShares Core DAX UCITS ETF DE*	EUR	63,140	8,747,820
iShares MSCI South Korea ETF(d)		83,267	5,284,957
Schwab Fundamental Emerging Markets Large Company Index ETF		435,331	11,684,284
Vanguard Consumer Staples ETF		33,819	6,468,222
Vanguard Health Care ETF		17,440	4,291,635
Vanguard Total Stock Market ETF(d)		172,105	35,183,425
Total Investment Companies (Cost $85,180,510)			88,042,864

Short-Term Investments – 6.8%
Money Market Funds – 6.8%
Northern Institutional Funds - Liquid Assets Portfolio (Shares), 4.35%(f)(g)	3,246,837	3,246,837
Northern Institutional Funds - Treasury Portfolio (Premier), 4.02%(f)	11,533,567	11,533,567
Total Short-Term Investments (Cost $14,780,404)		14,780,404
Total Investments – 101.6% (Cost $209,545,703)		220,427,141
Liabilities less Other Assets – (1.6)%		(3,554,411)
NET ASSETS – 100.0%		$216,872,730

Percentages shown are based on Net Assets.

All securities are United States companies, unless noted otherwise in parentheses.
(a)	Security sold outside United States without registration under the Securities Act of 1933.

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Global Opportunistic Equity Fund
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Investment is valued using significant unobservable inputs (Level 3).
(d)	Security either partially or fully on loan. As of January 31, 2023, the total value of securities on loan is $5,775,873.
(e)	Amount rounds to less than 0.05%.
(f)	7-day current yield as of January 31, 2023 is disclosed.
(g)	Security purchased with the cash proceeds from securities loaned. As of January 31, 2023, total cash collateral has a value of $3,246,837 and total non-cash collateral has a value of $2,610,500.
*	Non-Income Producing Security

Abbreviations:
ADR	American Depositary Receipt
CVA	Credit Valuation Adjustment
DAX	Deutscher Aktienindex
ETF	Exchange-Traded Fund
EUR	Euro
FTSE	Financial Times Stock Exchange
MSCI	Morgan Stanley Capital International
PJSC	Public Joint Stock Company
PLC	Public Limited Company
UCITS	Undertakings for Collective Investment in Transferable Securities
Concentration by Currency (%)(a)
U.S. Dollar	59.5
Euro	12.5
British Pound	8.8
Japanese Yen	6.6
Hong Kong Dollar	5.8
All other currencies less than 5%	6.8
Total	100.0
(a) Percentages shown are based on Net Assets.

Country Diversification (%)(a)
United States	62.5
United Kingdom	8.1
China	7.1
Japan	6.6
All other countries less than 5%	15.7
Total	100.0

(a) Percentages shown are based on Net Assets.

Valuation Hierarchy
The following is a summary of the inputs used, as of January 31, 2023, in valuing the Fund's investments carried at fair value:
Morningstar Global Opportunistic Equity Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Common Stocks	$49,323,697	$68,280,176	$—*	$117,603,873
Investment Companies	88,042,864	—	—	88,042,864
Short-Term Investments	14,780,404	—	—	14,780,404
Total Investments	$152,146,965	$68,280,176	$—	$220,427,141

*Includes securities determined to have no value as of January 31, 2023.

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments
Morningstar Alternatives Fund
	Par(a)	Value
Long Positions – 104.0%
Asset-Backed Securities – 0.8%
Automobile – 0.4%
ACC Auto Trust, Series 2021-A, Class A, 1.08%, 4/15/27(b)	$137,810	$136,308
Carvana Auto Receivables Trust, Series 2021-N2, Class B, 0.75%, 3/10/28	60,719	55,707
Drive Auto Receivables Trust, Series 2019-1, Class D, 4.09%, 6/15/26	269,134	268,798
JPMorgan Chase Bank NA - CACLN,
Series 2021-2, Class B, 0.89%, 12/26/28(b)	153,038	147,167
Series 2021-3, Class B, 0.76%, 2/26/29(b)	355,890	338,052

Santander Bank NA - SBCLN, Series 2021-1A, Class B, 1.83%, 12/15/31(b)	124,381	120,263
Santander Drive Auto Receivables Trust, Series 2019-1, Class D, 3.65%, 4/15/25	76,030	75,904
		1,142,199
Other – 0.4%
Avant Loans Funding Trust, Series 2021-REV1, Class A, 1.21%, 7/15/30(b)	270,000	260,274
Conn's Receivables Funding LLC, Series 2022-A, Class A, 5.87%, 12/15/26(b)	295,264	295,153
Upstart Securitization Trust,
Series 2021-1, Class A, 0.87%, 3/20/31(b)	483	482
Series 2021-2, Class A, 0.91%, 6/20/31(b)	118,936	117,524
Series 2021-3, Class A, 0.83%, 7/20/31(b)	209,159	205,080
Series 2021-4, Class A, 0.84%, 9/20/31(b)	242,106	235,308
Series 2021-5, Class A, 1.31%, 11/20/31(b)	268,548	260,981
		1,374,802
Total Asset-Backed Securities (Cost $2,587,145)		2,517,001

	Number of Shares	Value
Common Stocks – 16.8%
Aerospace & Defense – 0.9%
Aerojet Rocketdyne Holdings, Inc.(c)*	48,177	$2,694,058
Huntington Ingalls Industries, Inc.	207	45,652
Lockheed Martin Corp.	99	45,862
		2,785,572
Banking – 0.8%
BOK Financial Corp.	17	1,708
Credicorp Ltd. (Peru)	145	19,473
Cullen/Frost Bankers, Inc.	356	46,380
First Horizon Corp.	85,645	2,118,001
First Interstate BancSystem, Inc., Class A	628	22,533
Old National Bancorp	183	3,202
Prosperity Bancshares, Inc.	649	49,233
United Bankshares, Inc.	108	4,342
		2,264,872
Beverages – 0.0%(d)
Coca-Cola Europacific Partners PLC (United Kingdom)	675	37,948
Biotechnology & Pharmaceuticals – 2.0%
AbbVie, Inc.	288	42,552
Albireo Pharma, Inc.*	21,904	978,233
Amgen, Inc.	176	44,422
Amryt Pharma PLC ADR (United Kingdom)*	26,086	381,638
Bristol-Myers Squibb Co.	654	47,513
CinCor Pharma, Inc.*	16,646	481,569
Concert Pharmaceuticals, Inc.*	87,913	733,194
Gilead Sciences, Inc.	548	45,999
Horizon Pharma PLC(e)*	23,539	2,582,699
Johnson & Johnson	263	42,980
Merck & Co., Inc.	414	44,468
Pfizer, Inc.	947	41,820
Swedish Orphan Biovitrum AB (Sweden)*	20,838	464,699
		5,931,786
Cable & Satellite – 0.5%
Shaw Communications, Inc., Class B (Canada)	54,801	1,630,994
Chemicals – 0.3%
Rogers Corp.(c)*	5,704	796,221
Commercial Support Services – 0.2%
Caverion OYJ (Finland)	71,851	662,397

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Number of Shares	Value
Construction Materials – 0.0%(d)
MDU Resources Group, Inc.	396	$12,240
Containers & Packaging – 0.0%(d)
Amcor PLC	3,771	45,478
Sonoco Products Co.	59	3,606
		49,084
Electric Utilities – 1.0%
Alliant Energy Corp.	137	7,402
American Electric Power Co., Inc.	229	21,517
Avangrid, Inc.	845	35,634
Brookfield Renewable Corp., Class A	1,694	53,395
CMS Energy Corp.	279	17,630
Consolidated Edison, Inc.	493	46,988
Dominion Energy, Inc.	519	33,029
DTE Energy Co.	112	13,033
Duke Energy Corp.	455	46,615
Evergy, Inc.	577	36,149
NorthWestern Corp.	805	45,724
OGE Energy Corp.	278	10,931
Pinnacle West Capital Corp.	67	4,995
PNM Resources, Inc.(c)	49,400	2,444,312
Southern (The) Co.	668	45,210
WEC Energy Group, Inc.	489	45,961
		2,908,525
Entertainment Content – 0.9%
Activision Blizzard, Inc.(c)(e)	35,976	2,754,682
Food – 0.1%
Cal-Maine Foods, Inc.	842	48,179
Campbell Soup Co.	838	43,517
Conagra Brands, Inc.	1,176	43,736
Flowers Foods, Inc.	1,639	45,384
Hormel Foods Corp.	1,021	46,262
Ingredion, Inc.	20	2,056
JM Smucker (The) Co.	295	45,076
Kellogg Co.	666	45,674
Kraft Heinz (The) Co.	1,138	46,123
		366,007
Forestry, Paper & Wood Products – 0.3%
Resolute Forest Products, Inc.*	44,100	957,411
Gas & Water Utilities – 0.4%
New Jersey Resources Corp.	93	4,643
ONE Gas, Inc.	67	5,518
	Number of Shares	Value
Gas & Water Utilities (Continued)
South Jersey Industries, Inc.	32,271	$1,164,660
Spire, Inc.	6	433
		1,175,254
Health Care Facilities & Services – 1.2%
CVS Health Corp.	520	45,874
LHC Group, Inc.*	11,100	1,760,460
Mediclinic International PLC (Switzerland)	98,661	603,647
Premier, Inc., Class A	1,347	44,936
Signify Health, Inc., Class A*	43,117	1,227,110
		3,682,027
Home & Office Products – 0.2%
iRobot Corp.*	13,609	612,405
Industrial Support Services – 0.1%
MSC Industrial Direct Co., Inc., Class A	610	50,447
Ritchie Bros Auctioneers, Inc. (Canada)	5,761	348,368
		398,815
Insurance – 0.1%
Aflac, Inc.	658	48,363
Allstate (The) Corp.	337	43,294
Axis Capital Holdings Ltd.	42	2,628
Everest Re Group Ltd.	120	41,963
Hartford Financial Services Group (The), Inc.	484	37,563
Old Republic International Corp.	1,950	51,461
Reinsurance Group of America, Inc.	68	10,320
TOWER Ltd. (New Zealand)	173,173	74,440
Travelers (The) Cos., Inc.	251	47,971
Unum Group	571	23,999
		382,002
Machinery – 0.7%
Altra Industrial Motion Corp.	26,720	1,631,790
Evoqua Water Technologies Corp.*	10,246	497,034
		2,128,824
Medical Equipment & Devices – 0.0%(d)
Medtronic PLC	549	45,946
Metals & Mining – 0.0%(d)
Newmont Corp.	447	23,660

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Number of Shares	Value
Oil & Gas Producers – 0.0%(d)
Williams (The) Cos., Inc.	786	$25,341
Publishing & Broadcasting – 0.8%
TEGNA, Inc.(c)	116,527	2,322,383
Real Estate Investment Trusts – 0.7%
National Retail Properties, Inc.	1,018	48,202
STORE Capital Corp.	67,925	2,187,864
		2,236,066
Retail - Consumer Staples – 0.0%(d)
Kroger (The) Co.	490	21,869
Retail - Discretionary – 0.0%(d)
Genuine Parts Co.	279	46,822
Semiconductors – 0.4%
Magnachip Semiconductor Corp. (South Korea)*	24,731	262,149
Silicon Motion Technology Corp. ADR (Taiwan)(c)	13,752	881,503
		1,143,652
Software – 3.4%
1Life Healthcare, Inc.(c)*	90,304	1,443,961
Black Knight, Inc.*	2,266	137,297
Coupa Software, Inc.*	22,152	1,770,388
Duck Creek Technologies, Inc.*	75,380	1,426,943
ForgeRock, Inc., Class A*	23,002	456,820
KnowBe4, Inc., Class A*	35,596	885,984
Magnet Forensics, Inc. (Canada)*	21,046	695,971
Micro Focus International PLC (United Kingdom)(f)	81,718	535,969
Momentive Global, Inc.(c)(e)*	90,568	698,279
VMware, Inc., Class A(c)*	19,161	2,346,648
		10,398,260
Specialty Finance – 0.2%
Home Capital Group, Inc. (Canada)	14,480	461,645
Technology Hardware – 0.5%
Cisco Systems, Inc.	1,003	48,816
Maxar Technologies, Inc.	25,622	1,323,889
		1,372,705
Technology Services – 0.5%
International Business Machines Corp.	333	44,865
	Number of Shares	Value
Technology Services (Continued)
Moneylion, Inc.*	25,132	$19,781
Paya Holdings, Inc.*	148,166	1,440,174
		1,504,820
Telecommunications – 0.0%(d)
AT&T, Inc.	2,448	49,866
Tobacco & Cannabis – 0.0%(d)
Philip Morris International, Inc.	320	33,357
Transportation & Logistics – 0.6%
Atlas Air Worldwide Holdings, Inc.*	4,483	458,208
Atlas Corp. (Canada)(c)	79,409	1,176,047
Union Pacific Corp.	44	8,984
		1,643,239
Total Common Stocks (Cost $52,900,018)		50,866,697

	Par(a)
Convertible Bonds – 26.2%
Advertising & Marketing – 0.4%
Magnite, Inc., 0.25%, 3/15/26(c)	$1,626,000	1,305,841
Aerospace & Defense – 0.2%
Kaman Corp., 3.25%, 5/01/24(c)	605,000	566,885
Asset Management – 0.4%
RWT Holdings, Inc., 5.75%, 10/01/25(c)	1,073,000	950,034
WisdomTree, Inc., 3.25%, 6/15/26	177,000	165,760
		1,115,794
Biotechnology & Pharmaceuticals – 1.1%
Coherus Biosciences, Inc., 1.50%, 4/15/26(c)	1,228,000	906,207
Halozyme Therapeutics, Inc., 0.25%, 3/01/27(c)	917,000	858,541
Insmed, Inc., 0.75%, 6/01/28(c)	1,031,000	915,012
Jazz Investments I Ltd., 1.50%, 8/15/24(c)	768,000	754,080
		3,433,840
Cable & Satellite – 0.3%
Cable One, Inc., 1.13%, 3/15/28(c)	1,343,000	1,032,095

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Consumer Services – 0.8%
Chegg, Inc., 0.00%, 9/01/26(c)(g)	$1,551,000	$1,218,466
Stride, Inc., 1.13%, 9/01/27(c)	1,115,000	1,164,506
		2,382,972
E-Commerce Discretionary – 0.6%
Etsy, Inc., 0.25%, 6/15/28(c)	1,023,000	920,086
Pinduoduo, Inc., 0.00%, 12/01/23(g)	428,000	412,592
Wayfair, Inc., 1.00%, 8/15/26	608,000	462,080
		1,794,758
Electric Utilities – 0.3%
NRG Energy, Inc., 2.75%, 9/01/25(c)	766,000	782,469
Electrical Equipment – 0.2%
Mesa Laboratories, Inc., 1.38%, 8/15/25(c)	622,000	598,053
Food – 0.4%
Herbalife Nutrition Ltd., 2.63%, 3/15/24	1,149,000	1,076,038
Health Care Facilities & Services – 0.1%
UpHealth, Inc.,
(SOFR + 9.00%), 13.31%, 12/15/25(b)(h)	182,000	171,626
6.25%, 6/15/26(b)	66,000	19,140
		190,766
Household Products – 0.4%
Beauty Health (The) Co., 1.25%, 10/01/26(b)(c)	1,394,000	1,140,466
Internet Media & Services – 2.2%
Groupon, Inc., 1.13%, 3/15/26(c)	1,035,000	593,883
iQIYI, Inc., 2.00%, 4/01/23	386,000	378,087
JOYY, Inc., 0.75%, 6/15/23	577,000	556,805
Liberty TripAdvisor Holdings, Inc., 0.50%, 3/27/25(b)(c)	1,848,000	1,472,856
Snap, Inc., 0.00%, 5/01/27(c)(g)	1,291,000	952,758
Upwork, Inc., 0.25%, 8/15/26(c)	1,498,000	1,177,877
Ziff Davis, Inc., 1.75%, 11/01/26(b)(c)	918,000	969,408
Zillow Group, Inc., 2.75%, 5/15/25(c)	534,000	547,083
		6,648,757
	Par(a)	Value
Leisure Facilities & Services – 1.5%
Carnival Corp., 5.75%, 12/01/27(b)(c)	$450,000	$501,300
Cheesecake Factory (The), Inc., 0.38%, 6/15/26(c)	1,333,000	1,158,877
Live Nation Entertainment, Inc., 3.13%, 1/15/29(b)	411,000	440,797
Marcus (The) Corp., 5.00%, 9/15/25(b)(c)	375,000	569,531
Marriott Vacations Worldwide Corp., 3.25%, 12/15/27(b)(c)	408,000	439,620
NCL Corp. Ltd., 2.50%, 2/15/27(b)(c)	1,500,000	1,181,250
Royal Caribbean Cruises Ltd., 6.00%, 8/15/25(b)(c)	275,000	419,788
		4,711,163
Leisure Products – 0.4%
Topgolf Callaway Brands Corp., 2.75%, 5/01/26(c)	383,000	583,836
Winnebago Industries, Inc., 1.50%, 4/01/25(c)	426,000	498,686
		1,082,522
Medical Equipment & Devices – 1.2%
CONMED Corp., 2.25%, 6/15/27(b)(c)	572,000	544,258
Exact Sciences Corp., 0.38%, 3/15/27(c)	1,499,000	1,412,807
Haemonetics Corp., 0.00%, 3/01/26(c)(g)	1,609,000	1,372,638
Lantheus Holdings, Inc., 2.63%, 12/15/27(b)(c)	245,000	261,391
		3,591,094
Oil & Gas Producers – 0.5%
Permian Resources Operating LLC, 3.25%, 4/01/28(c)	346,000	658,092
Pioneer Natural Resources Co., 0.25%, 5/15/25(c)	350,000	823,375
		1,481,467
Oil, Gas Services & Equipment – 0.2%
Helix Energy Solutions Group, Inc., 6.75%, 2/15/26(c)	488,000	681,980

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Real Estate Investment Trusts – 0.8%
Pebblebrook Hotel Trust, 1.75%, 12/15/26(c)	$1,426,000	$1,303,364
Summit Hotel Properties, Inc., 1.50%, 2/15/26(c)	1,234,000	1,139,599
		2,442,963
Real Estate Services – 0.3%
Realogy Group LLC/Realogy Co-Issuer Corp., 0.25%, 6/15/26(c)	1,231,000	933,714
Renewable Energy – 0.8%
Array Technologies, Inc., 1.00%, 12/01/28(c)	1,041,000	1,175,081
Sunnova Energy International, Inc.,
0.25%, 12/01/26(c)	1,027,000	827,248
2.63%, 2/15/28(b)	434,000	365,385
		2,367,714
Retail - Discretionary – 0.2%
Patrick Industries, Inc., 1.75%, 12/01/28	841,000	756,900
Semiconductors – 0.7%
Impinj, Inc., 1.13%, 5/15/27(c)	450,000	615,960
MACOM Technology Solutions Holdings, Inc., 0.25%, 3/15/26(c)	831,000	857,592
Semtech Corp., 1.63%, 11/01/27(b)(c)	692,000	762,584
		2,236,136
Software – 5.4%
8x8, Inc., 0.50%, 2/01/24(c)	1,220,000	1,110,191
Bandwidth, Inc., 0.50%, 4/01/28(c)	878,000	566,310
Bentley Systems, Inc., 0.38%, 7/01/27(c)	1,321,000	1,103,035
BigCommerce Holdings, Inc., 0.25%, 10/01/26(c)	1,619,000	1,227,364
Blackline, Inc., 0.00%, 3/15/26(c)(g)	1,306,000	1,132,139
Ceridian HCM Holding, Inc., 0.25%, 3/15/26(c)	937,000	850,327
Envestnet, Inc.,
0.75%, 8/15/25(c)	864,000	803,520
2.63%, 12/01/27(b)	676,000	755,430

Five9, Inc., 0.50%, 6/01/25(c)	438,000	413,691
i3 Verticals LLC, 1.00%, 2/15/25(c)	673,000	655,334
	Par(a)	Value
Software (Continued)

Jamf Holding Corp., 0.13%, 9/01/26	$709,000	$593,078
Kaleyra, Inc., 6.13%, 6/01/26(b)	148,000	115,474
LivePerson, Inc., 0.00%, 12/15/26(c)(g)	1,211,000	902,922
Mitek Systems, Inc., 0.75%, 2/01/26(c)	825,000	678,562
NextGen Healthcare, Inc., 3.75%, 11/15/27(b)(c)	449,000	468,083
Progress Software Corp., 1.00%, 4/15/26(c)	964,000	1,010,272
RingCentral, Inc., 0.00%, 3/01/25(c)(g)	1,498,000	1,309,814
Splunk, Inc., 1.13%, 6/15/27(c)	1,098,000	944,939
Verint Systems, Inc., 0.25%, 4/15/26(c)	1,102,000	982,846
Workiva, Inc., 1.13%, 8/15/26(c)	486,000	611,874
		16,235,205
Specialty Finance – 4.0%
Arbor Realty Trust, Inc., 7.50%, 8/01/25(b)	1,269,000	1,293,745
EZCORP, Inc., 3.75%, 12/15/29(b)(c)	408,000	420,485
LendingTree, Inc., 0.50%, 7/15/25(c)	1,786,000	1,386,829
MFA Financial, Inc., 6.25%, 6/15/24(c)	2,332,000	2,209,570
PennyMac Corp.,
5.50%, 11/01/24(c)	2,100,000	1,942,500
5.50%, 3/15/26	923,000	837,623

Redwood Trust, Inc., 5.63%, 7/15/24	1,250,000	1,182,813
SoFi Technologies, Inc., 0.00%, 10/15/26(b)(c)(g)	1,950,000	1,460,550
Two Harbors Investment Corp., 6.25%, 1/15/26(c)	1,693,000	1,503,553
		12,237,668
Technology Hardware – 0.8%
Infinera Corp., 2.13%, 9/01/24(c)	1,192,000	1,208,092
Lumentum Holdings, Inc., 0.50%, 12/15/26(c)	545,000	494,587
Western Digital Corp., 1.50%, 2/01/24	765,000	734,400
		2,437,079

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Technology Services – 0.6%
Perficient, Inc., 0.13%, 11/15/26(c)	$1,466,000	$1,186,581
Sabre GLBL, Inc., 4.00%, 4/15/25(c)	578,000	658,573
		1,845,154
Telecommunications – 0.2%
GDS Holdings Ltd., 2.00%, 6/01/23	577,000	570,076
Transportation & Logistics – 0.9%
Air Transport Services Group, Inc., 1.13%, 10/15/24(c)	602,000	635,712
CryoPort, Inc., 0.75%, 12/01/26(b)(c)	1,341,000	1,047,723
JetBlue Airways Corp., 0.50%, 4/01/26(c)	837,000	661,648
Spirit Airlines, Inc., 1.00%, 5/15/26(c)	535,000	437,898
		2,782,981
Transportation Equipment – 0.3%
Greenbrier (The) Cos., Inc., 2.88%, 4/15/28(c)	1,145,000	971,533
Lightning eMotors, Inc., 7.50%, 5/15/24(b)	42,000	21,945
		993,478
Total Convertible Bonds (Cost $81,726,591)		79,456,028

	Number of Shares
Convertible Preferred Stocks – 1.6%
Asset Management – 0.2%
AMG Capital Trust II, 5.15%(c)	10,807	540,350
Banking – 0.2%
New York Community Capital Trust V, 6.00%	15,668	703,650
Chemicals – 0.2%
Lyondellbasell Advanced Polymers, Inc., 6.00%	669	565,974
Engineering & Construction – 0.2%
Fluor Corp., 6.50%	464	788,800
Institutional Financial Services – 0.3%
Cowen, Inc., 5.63%(c)	548	839,963
Specialty Finance – 0.3%
Ready Capital Corp., 7.00%	35,062	876,901
	Number of Shares	Value
Technology Hardware – 0.2%
NCR Corp., (100% Cash), 5.50%(i)	556	$648,630
Total Convertible Preferred Stocks (Cost $4,380,237)		4,964,268

	Par(a)
Corporate Bonds – 15.2%
Advertising & Marketing – 0.0%(d)
Interpublic (The) Group of Cos., Inc, 2.40%, 3/01/31	$5,000	4,135
Aerospace & Defense – 0.3%
Boeing (The) Co.,
1.43%, 2/04/24	20,000	19,276
2.20%, 2/04/26	60,000	55,472
General Dynamics Corp.,
3.50%, 4/01/27	130,000	126,297
3.75%, 5/15/28	70,000	68,096
Howmet Aerospace, Inc.,
5.90%, 2/01/27	125,000	127,187
5.95%, 2/01/37	25,000	25,235
Lockheed Martin Corp.,
5.10%, 11/15/27	40,000	41,513
3.90%, 6/15/32	105,000	101,967
5.25%, 1/15/33	170,000	181,411

TransDigm, Inc., 6.25%, 3/15/26(b)	100,000	99,965
		846,419
Asset Management – 0.2%
Ameriprise Financial, Inc., 3.00%, 4/02/25	100,000	96,539
Ares Capital Corp.,
2.15%, 7/15/26	48,000	41,946
2.88%, 6/15/27	60,000	53,224
2.88%, 6/15/28	40,000	33,779

Barings BDC, Inc., 3.30%, 11/23/26	35,000	30,857
Blackstone Private Credit Fund, 2.70%, 1/15/25	60,000	56,165
Charles Schwab (The) Corp.,
0.75%, 3/18/24	30,000	28,677
1.15%, 5/13/26	50,000	44,945

Compass Group Diversified Holdings LLC, 5.25%, 4/15/29(b)	40,000	35,991
FS KKR Capital Corp.,
2.63%, 1/15/27	105,000	90,332
3.25%, 7/15/27	10,000	8,688

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Asset Management (Continued)

Golub Capital BDC, Inc., 2.50%, 8/24/26	$10,000	$8,770
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 4.38%, 2/01/29	60,000	52,249
Prospect Capital Corp., 3.36%, 11/15/26	60,000	52,234
		634,396
Automotive – 0.4%
American Honda Finance Corp.,
2.15%, 9/10/24	40,000	38,416
1.20%, 7/08/25	75,000	69,084
Ford Motor Co.,
9.63%, 4/22/30	50,000	58,855
4.75%, 1/15/43	25,000	19,515
5.29%, 12/08/46	25,000	20,618

Ford Motor Credit Co. LLC, 3.38%, 11/13/25	200,000	186,250
General Motors Financial Co., Inc.,
4.35%, 4/09/25	80,000	78,503
2.35%, 2/26/27	200,000	179,492

Lear Corp., 3.80%, 9/15/27	60,000	57,226
Toyota Motor Credit Corp.,
3.95%, 6/30/25	280,000	276,290
3.65%, 8/18/25	150,000	146,691
1.13%, 6/18/26	30,000	26,911
		1,157,851
Banking – 1.8%
Bank of America Corp.,
(SOFR + 0.74%), 0.81%, 10/24/24(j)	67,000	64,811
4.00%, 1/22/25	50,000	49,139
(SOFR + 0.69%), 0.98%, 4/22/25(j)	120,000	113,714
(SOFR + 0.91%), 0.98%, 9/25/25(j)	20,000	18,649
(3M USD LIBOR + 0.81%), 3.37%, 1/23/26(j)	25,000	24,141
(SOFR + 1.33%), 3.38%, 4/02/26(j)	695,000	672,282
(SOFR + 1.15%), 1.32%, 6/19/26(j)	210,000	192,342
(SOFR + 1.75%), 4.83%, 7/22/26(j)	105,000	104,736
(SOFR + 2.04%), 4.95%, 7/22/28(j)	110,000	110,189
(SOFR + 1.99%), 6.20%, 11/10/28(j)	125,000	131,818
(3M USD LIBOR + 0.99%), 2.50%, 2/13/31(j)	80,000	68,050
	Par(a)	Value
Banking (Continued)
Bank of America Corp.,
(SOFR + 1.22%), 2.65%, 3/11/32(j)	$50,000	$42,148
(SOFR + 1.21%), 2.57%, 10/20/32(j)	30,000	24,805
Citigroup, Inc.,
4.00%, 8/05/24	150,000	148,786
(SOFR + 0.69%), 0.78%, 10/30/24(j)	450,000	435,059
(SOFR + 0.67%), 0.98%, 5/01/25(j)	85,000	80,497
(SOFR + 1.37%), 4.14%, 5/24/25(j)	110,000	108,757
(SOFR + 0.77%), 1.46%, 6/09/27(j)	375,000	333,943
4.45%, 9/29/27	100,000	98,111
JPMorgan Chase & Co.,
(SOFR + 0.98%), 3.85%, 6/14/25(j)	244,000	239,730
(SOFR + 0.61%), 1.56%, 12/10/25(j)	130,000	121,769
(SOFR + 0.92%), 2.60%, 2/24/26(j)	327,000	311,108
(3M CME Term SOFR + 1.59%), 2.01%, 3/13/26(j)	300,000	282,215
(SOFR + 0.80%), 1.05%, 11/19/26(j)	180,000	161,110
(3M CME Term SOFR + 0.70%), 1.04%, 2/04/27(j)	205,000	182,548
(SOFR + 0.77%), 1.47%, 9/22/27(j)	95,000	84,161
(SOFR + 1.99%), 4.85%, 7/25/28(j)	245,000	244,938

Santander Holdings USA, Inc., (SOFR Index + 1.38%), 4.26%, 6/09/25(j)	70,000	68,485
Truist Financial Corp.,
4.00%, 5/01/25	50,000	49,234
(SOFR + 1.46%), 4.26%, 7/28/26(j)	90,000	88,997
U.S. Bancorp,
(SOFR + 1.66%), 4.55%, 7/22/28(j)	30,000	29,955
(SOFR + 1.23%), 4.65%, 2/01/29(j)	190,000	189,839
Wells Fargo & Co.,
(SOFR + 0.51%), 0.81%, 5/19/25(j)	33,000	31,235
(SOFR + 1.09%), 2.41%, 10/30/25(j)	12,000	11,456
(SOFR + 1.32%), 3.91%, 4/25/26(j)	165,000	161,200

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Banking (Continued)
Wells Fargo & Co.,
(SOFR + 1.51%), 3.53%, 3/24/28(j)	$160,000	$152,160
(SOFR + 1.98%), 4.81%, 7/25/28(j)	240,000	239,489
		5,471,606
Beverages – 0.2%
Coca-Cola (The) Co., 3.38%, 3/25/27	230,000	224,388
Constellation Brands, Inc., 4.35%, 5/09/27	65,000	64,253
Keurig Dr Pepper, Inc.,
3.95%, 4/15/29	115,000	110,728
3.20%, 5/01/30	70,000	63,267
4.05%, 4/15/32	55,000	52,135

PepsiCo, Inc., 3.60%, 2/18/28	250,000	244,289
		759,060
Biotechnology & Pharmaceuticals – 0.4%
AbbVie, Inc.,
3.85%, 6/15/24	100,000	98,772
2.60%, 11/21/24	370,000	356,572
3.80%, 3/15/25	70,000	68,656
3.60%, 5/14/25	170,000	165,698

Amgen, Inc., 4.05%, 8/18/29	15,000	14,489
Bristol-Myers Squibb Co., 1.45%, 11/13/30	50,000	40,863
Horizon Therapeutics USA, Inc., 5.50%, 8/01/27(b)	200,000	204,250
Regeneron Pharmaceuticals, Inc., 1.75%, 9/15/30	170,000	137,193
Viatris, Inc., 1.65%, 6/22/25	30,000	27,574
Zoetis, Inc.,
3.00%, 9/12/27	140,000	132,098
2.00%, 5/15/30	100,000	84,662
		1,330,827
Cable & Satellite – 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital, 2.25%, 1/15/29	15,000	12,573
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.88%, 8/15/27(b)	15,000	13,587
DISH DBS Corp.,
5.88%, 11/15/24	100,000	94,383
	Par(a)	Value
Cable & Satellite (Continued)
DISH DBS Corp.,
7.75%, 7/01/26	$50,000	$40,608
7.38%, 7/01/28	20,000	14,363

GCI LLC, 4.75%, 10/15/28(b)	20,000	17,611
Sirius XM Radio, Inc.,
5.50%, 7/01/29(b)	49,000	45,920
3.88%, 9/01/31(b)	115,000	94,804
		333,849
Chemicals – 0.3%
Air Products and Chemicals, Inc., 1.85%, 5/15/27	110,000	100,220
Albemarle Corp., 4.65%, 6/01/27	300,000	297,801
Ashland LLC, 3.38%, 9/01/31(b)	70,000	58,100
Chemours (The) Co., 5.38%, 5/15/27	50,000	46,224
EIDP, Inc., 2.30%, 7/15/30	60,000	51,986
FMC Corp., 4.10%, 2/01/24	30,000	29,755
PPG Industries, Inc., 1.20%, 3/15/26	165,000	148,577
Sherwin-Williams (The) Co.,
3.13%, 6/01/24	45,000	43,891
4.05%, 8/08/24	55,000	54,375
		830,929
Commercial Support Services – 0.2%
AMN Healthcare, Inc., 4.63%, 10/01/27(b)	15,000	13,914
ASGN, Inc., 4.63%, 5/15/28(b)	100,000	91,230
Block Financial LLC, 2.50%, 7/15/28	39,000	34,250
Cintas Corp. No. 2,
3.45%, 5/01/25	135,000	131,512
3.70%, 4/01/27	171,000	166,739

Prime Security Services Borrower LLC/Prime Finance, Inc., 5.75%, 4/15/26(b)	50,000	49,002
Waste Connections, Inc.,
2.60%, 2/01/30	5,000	4,411
3.20%, 6/01/32	55,000	49,322
		540,380
Construction Materials – 0.0%(d)
Carlisle Cos., Inc., 2.75%, 3/01/30	36,000	31,123

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Consumer Services – 0.0%(d)
Service Corp. International,
3.38%, 8/15/30	$15,000	$12,605
4.00%, 5/15/31	25,000	21,862
		34,467
Containers & Packaging – 0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.25%, 4/30/25(b)	200,000	195,550
Berry Global, Inc., 4.50%, 2/15/26(b)	45,000	43,670
Sealed Air Corp., 6.88%, 7/15/33(b)	60,000	62,362
		301,582
E-Commerce Discretionary – 0.0%(d)
eBay, Inc., 1.90%, 3/11/25	50,000	47,218
Electric Utilities – 0.7%
AEP Texas, Inc., 3.95%, 6/01/28	50,000	48,168
Alabama Power Co., 3.05%, 3/15/32	35,000	31,245
Appalachian Power Co., 4.50%, 8/01/32	20,000	19,450
Arizona Public Service Co., 2.20%, 12/15/31	50,000	39,723
Berkshire Hathaway Energy Co.,
4.05%, 4/15/25	100,000	98,741
1.65%, 5/15/31	25,000	20,073
Black Hills Corp.,
1.04%, 8/23/24	10,000	9,394
3.15%, 1/15/27	20,000	18,847

Calpine Corp., 4.63%, 2/01/29(b)	25,000	21,727
CenterPoint Energy Houston Electric LLC, 4.45%, 10/01/32	30,000	30,068
Constellation Energy Generation LLC, 3.25%, 6/01/25	50,000	48,119
Dominion Energy, Inc., 3.38%, 4/01/30	50,000	45,564
DPL, Inc., 4.35%, 4/15/29	100,000	91,338
DTE Energy Co., 1.05%, 6/01/25	55,000	50,361
Duke Energy Carolinas LLC, 4.95%, 1/15/33	10,000	10,269
Duke Energy Corp.,
3.75%, 4/15/24	30,000	29,602
2.65%, 9/01/26	100,000	93,509
3.40%, 6/15/29	50,000	46,234
	Par(a)	Value
Electric Utilities (Continued)

Duke Energy Progress LLC, 3.40%, 4/01/32	$20,000	$18,306
Entergy Louisiana LLC, 1.60%, 12/15/30	90,000	71,652
Eversource Energy,
4.20%, 6/27/24	85,000	84,141
2.90%, 10/01/24	50,000	48,548

Florida Power & Light Co., 2.45%, 2/03/32	30,000	25,881
Georgia Power Co., 4.70%, 5/15/32	20,000	19,940
ITC Holdings Corp., 3.35%, 11/15/27	90,000	85,242
National Rural Utilities Cooperative Finance Corp.,
1.00%, 6/15/26	85,000	75,913
2.40%, 3/15/30	100,000	86,200
NextEra Energy Capital Holdings, Inc.,
2.94%, 3/21/24	80,000	78,374
4.45%, 6/20/25	190,000	188,844

Pacific Gas and Electric Co., 2.50%, 2/01/31	80,000	64,548
PG&E Corp., 5.25%, 7/01/30	100,000	92,000
PPL Capital Funding, Inc., 3.10%, 5/15/26	20,000	18,977
Public Service Co. of Colorado, 4.10%, 6/01/32	25,000	24,314
Public Service Enterprise Group, Inc., 1.60%, 8/15/30	10,000	8,015
Southern California Edison Co., 2.95%, 2/01/51	6,000	4,137
Union Electric Co., 2.95%, 3/15/30	100,000	90,352
Virginia Electric and Power Co., 2.30%, 11/15/31	95,000	79,917
Vistra Operations Co. LLC, 5.00%, 7/31/27(b)	50,000	47,054
Wisconsin Electric Power Co., 1.70%, 6/15/28	10,000	8,747
Wisconsin Power and Light Co., 1.95%, 9/16/31	5,000	4,059
Xcel Energy, Inc., 4.60%, 6/01/32	10,000	9,901
		1,987,494
Electrical Equipment – 0.0%(d)
Amphenol Corp., 2.05%, 3/01/25	30,000	28,366

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Electrical Equipment (Continued)
Atkore, Inc., 4.25%, 6/01/31(b)	$35,000	$30,711
BWX Technologies, Inc., 4.13%, 6/30/28(b)	115,000	103,788
		162,865
Engineering & Construction – 0.0%(d)
Quanta Services, Inc.,
0.95%, 10/01/24	85,000	79,123
2.35%, 1/15/32	50,000	40,016
		119,139
Food – 0.2%
Campbell Soup Co., 3.95%, 3/15/25	190,000	187,130
Darling Ingredients, Inc., 5.25%, 4/15/27(b)	25,000	24,381
General Mills, Inc.,
4.00%, 4/17/25	30,000	29,537
5.24%, 11/18/25	25,000	25,131

Hershey (The) Co., 0.90%, 6/01/25	44,000	40,588
Kellogg Co., 3.25%, 4/01/26	50,000	48,225
Kraft Heinz Foods Co., 3.88%, 5/15/27	160,000	155,873
Mondelez International, Inc., 2.63%, 3/17/27	40,000	37,228
		548,093
Forestry, Paper & Wood Products – 0.2%
Boise Cascade Co., 4.88%, 7/01/30(b)	260,000	233,819
Louisiana-Pacific Corp., 3.63%, 3/15/29(b)	300,000	259,702
		493,521
Gas & Water Utilities – 0.1%
American Water Capital Corp., 4.45%, 6/01/32	30,000	29,911
AmeriGas Partners L.P./AmeriGas Finance Corp., 5.75%, 5/20/27	25,000	23,563
National Fuel Gas Co., 5.20%, 7/15/25	185,000	184,760
NiSource, Inc., 0.95%, 8/15/25	100,000	91,137
ONE Gas, Inc., 4.25%, 9/01/32	25,000	24,389
Southwest Gas Corp., 4.05%, 3/15/32	45,000	41,268
		395,028
	Par(a)	Value
Health Care Facilities & Services – 0.7%
Acadia Healthcare Co., Inc.,
5.50%, 7/01/28(b)	$75,000	$72,254
5.00%, 4/15/29(b)	75,000	70,133

Aetna, Inc., 3.50%, 11/15/24	40,000	39,102
AmerisourceBergen Corp., 3.25%, 3/01/25	75,000	72,529
Cigna Corp., 1.25%, 3/15/26	100,000	90,102
CVS Health Corp.,
6.25%, 6/01/27	80,000	85,218
1.30%, 8/21/27	65,000	56,381
HCA, Inc.,
5.25%, 4/15/25	115,000	115,118
3.50%, 9/01/30	50,000	44,816
3.63%, 3/15/32(b)	15,000	13,320
Humana, Inc.,
3.85%, 10/01/24	4,000	3,939
4.50%, 4/01/25	57,000	56,806
5.75%, 3/01/28	130,000	135,713

Laboratory Corp. of America Holdings, 1.55%, 6/01/26	40,000	36,040
McKesson Corp., 0.90%, 12/03/25	75,000	67,395
Molina Healthcare, Inc.,
4.38%, 6/15/28(b)	200,000	184,710
3.88%, 11/15/30(b)	50,000	43,007

Tenet Healthcare Corp., 6.13%, 10/01/28	65,000	60,780
UnitedHealth Group, Inc.,
3.70%, 5/15/27	125,000	122,916
5.25%, 2/15/28	170,000	177,230
5.30%, 2/15/30	390,000	410,053
2.00%, 5/15/30	125,000	106,674
		2,064,236
Home Construction – 0.0%(d)
Masco Corp., 3.50%, 11/15/27	45,000	42,913
NVR, Inc., 3.00%, 5/15/30	45,000	39,342
Tri Pointe Homes, Inc., 5.70%, 6/15/28	50,000	46,909
		129,164
Household Products – 0.0%(d)
Coty, Inc., 5.00%, 4/15/26(b)	50,000	47,875
Industrial Support Services – 0.1%
Williams Scotsman International, Inc., 4.63%, 8/15/28(b)	365,000	338,193

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Institutional Financial Services – 1.0%
Bank of New York Mellon (The) Corp.,
0.50%, 4/26/24	$85,000	$80,763
(SOFR + 1.17%), 4.54%, 2/01/29(j)	50,000	49,960
Goldman Sachs Group (The), Inc.,
(SOFR + 0.51%), 0.66%, 9/10/24(j)	470,000	456,067
(3M USD LIBOR + 1.20%), 3.27%, 9/29/25(j)	150,000	145,350
(SOFR + 0.61%), 0.86%, 2/12/26(j)	90,000	82,481
3.50%, 11/16/26	50,000	48,025
(SOFR + 0.79%), 1.09%, 12/09/26(j)	450,000	402,253
(SOFR + 0.80%), 1.43%, 3/09/27(j)	110,000	98,563
(3M USD LIBOR + 1.16%), 3.81%, 4/23/29(j)	50,000	47,219
3.80%, 3/15/30	50,000	46,975
(SOFR + 1.09%), 1.99%, 1/27/32(j)	115,000	92,047
(SOFR + 1.28%), 2.62%, 4/22/32(j)	10,000	8,356
(SOFR + 1.25%), 2.38%, 7/21/32(j)	75,000	61,410
Intercontinental Exchange, Inc.,
3.65%, 5/23/25	10,000	9,862
1.85%, 9/15/32	30,000	23,631
LPL Holdings, Inc.,
4.63%, 11/15/27(b)	100,000	95,164
4.38%, 5/15/31(b)	70,000	61,293
Morgan Stanley,
(3M USD LIBOR + 0.85%), 3.74%, 4/24/24(j)	160,000	159,436
(SOFR + 0.75%), 0.86%, 10/21/25(j)	130,000	120,478
(SOFR + 1.99%), 2.19%, 4/28/26(j)	100,000	93,976
(SOFR + 1.67%), 4.68%, 7/17/26(j)	260,000	257,827
(SOFR + 0.72%), 0.99%, 12/10/26(j)	360,000	320,344
(SOFR + 0.88%), 1.59%, 5/04/27(j)	70,000	62,861
(3M USD LIBOR + 1.63%), 4.43%, 1/23/30(j)	50,000	48,724
(SOFR + 3.12%), 3.62%, 4/01/31(j)	145,000	133,374
		3,006,439
	Par(a)	Value
Insurance – 0.6%
Aflac, Inc.,
1.13%, 3/15/26	$180,000	$162,426
3.60%, 4/01/30	64,000	60,829

Aon Corp., 2.80%, 5/15/30	20,000	17,708
Assurant, Inc., 4.90%, 3/27/28	160,000	157,721
Berkshire Hathaway, Inc., 3.13%, 3/15/26	95,000	92,274
Brown & Brown, Inc., 4.50%, 3/15/29	90,000	86,179
Corebridge Financial, Inc., 3.50%, 4/04/25(b)	80,000	77,316
Enstar Group Ltd., 3.10%, 9/01/31	165,000	127,479
Marsh & McLennan Cos., Inc.,
3.88%, 3/15/24	200,000	197,788
4.38%, 3/15/29	170,000	168,135
2.25%, 11/15/30	50,000	42,271
2.38%, 12/15/31	100,000	83,970

Progressive (The) Corp., 2.50%, 3/15/27	360,000	336,204
Willis North America, Inc., 4.65%, 6/15/27	100,000	98,965
		1,709,265
Internet Media & Services – 0.3%
Booking Holdings, Inc., 4.63%, 4/13/30	23,000	23,091
Meta Platforms, Inc.,
3.50%, 8/15/27	130,000	124,842
3.85%, 8/15/32	30,000	27,888
Netflix, Inc.,
3.63%, 6/15/25(b)	100,000	96,250
5.88%, 11/15/28	50,000	51,871
6.38%, 5/15/29	75,000	80,364
5.38%, 11/15/29(b)	75,000	76,067

Uber Technologies, Inc., 7.50%, 5/15/25(b)	75,000	76,070
VeriSign, Inc., 4.75%, 7/15/27	100,000	99,133
Ziff Davis, Inc., 4.63%, 10/15/30(b)	192,000	170,124
		825,700
Leisure Facilities & Services – 0.3%
Boyne USA, Inc., 4.75%, 5/15/29(b)	10,000	9,061
Caesars Entertainment, Inc., 6.25%, 7/01/25(b)	55,000	54,788
Choice Hotels International, Inc., 3.70%, 12/01/29	55,000	49,505

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Leisure Facilities & Services (Continued)
Hilton Domestic Operating Co., Inc., 4.00%, 5/01/31(b)	$50,000	$43,325
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, 4.88%, 7/01/31(b)	70,000	60,703
International Game Technology PLC, 5.25%, 1/15/29(b)	200,000	191,940
Marriott International, Inc.,
5.75%, 5/01/25	9,000	9,153
5.00%, 10/15/27	35,000	35,322

Marriott Ownership Resorts, Inc., 4.50%, 6/15/29(b)	25,000	21,763
McDonald's Corp., 4.60%, 9/09/32	180,000	181,373
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 5/01/29(b)	10,000	8,750
Royal Caribbean Cruises Ltd., 11.50%, 6/01/25(b)	15,000	16,107
Six Flags Theme Parks, Inc., 7.00%, 7/01/25(b)	50,000	50,546
Vail Resorts, Inc., 6.25%, 5/15/25(b)	100,000	100,478
Yum! Brands, Inc.,
4.75%, 1/15/30(b)	50,000	46,762
4.63%, 1/31/32	100,000	90,984
		970,560
Leisure Products – 0.0%(d)
Winnebago Industries, Inc., 6.25%, 7/15/28(b)	10,000	9,617
Machinery – 0.3%
Caterpillar Financial Services Corp.,
0.45%, 5/17/24	190,000	179,965
3.40%, 5/13/25	80,000	78,109
3.65%, 8/12/25	40,000	39,221
0.80%, 11/13/25	60,000	54,436

Eaton Corp., 4.15%, 3/15/33	20,000	19,341
IDEX Corp., 2.63%, 6/15/31	80,000	68,395
	Par(a)	Value
Machinery (Continued)

John Deere Capital Corp., 3.40%, 6/06/25	$280,000	$273,316
Terex Corp., 5.00%, 5/15/29(b)	145,000	135,394
		848,177
Medical Equipment & Devices – 0.1%
Agilent Technologies, Inc., 2.30%, 3/12/31	30,000	25,166
Becton Dickinson and Co., 3.70%, 6/06/27	55,000	53,487
Edwards Lifesciences Corp., 4.30%, 6/15/28	70,000	68,776
Hologic, Inc., 4.63%, 2/01/28(b)	50,000	47,648
		195,077
Metals & Mining – 0.0%(d)
Arconic Corp., 6.13%, 2/15/28(b)	40,000	38,432
Freeport-McMoRan, Inc., 4.13%, 3/01/28	35,000	33,191
		71,623
Oil & Gas Producers – 2.2%
Antero Midstream Partners L.P./Antero Midstream Finance Corp.,
5.75%, 3/01/27(b)	75,000	72,750
5.38%, 6/15/29(b)	65,000	60,369
Antero Resources Corp.,
7.63%, 2/01/29(b)	54,000	55,220
5.38%, 3/01/30(b)	20,000	18,650
Apache Corp.,
4.25%, 1/15/30	50,000	45,742
5.10%, 9/01/40	25,000	21,831

Ascent Resources Utica Holdings LLC/ARU Finance Corp., 8.25%, 12/31/28(b)	10,000	9,792
Cheniere Corpus Christi Holdings LLC,
5.88%, 3/31/25	255,000	257,457
5.13%, 6/30/27	76,000	76,572
3.70%, 11/15/29	40,000	37,564

Cheniere Energy Partners L.P., 3.25%, 1/31/32	40,000	33,393
Chevron Corp.,
1.55%, 5/11/25	80,000	75,300
2.95%, 5/16/26	140,000	134,502
Chevron USA, Inc.,
3.85%, 1/15/28	30,000	29,643
3.25%, 10/15/29	20,000	18,873

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Oil & Gas Producers (Continued)
CNX Resources Corp.,
7.25%, 3/14/27(b)	$12,000	$11,940
6.00%, 1/15/29(b)	40,000	36,719

Columbia Pipeline Group, Inc., 4.50%, 6/01/25	235,000	232,940
Conoco Funding Co., 7.25%, 10/15/31	9,000	10,584
ConocoPhillips Co.,
2.40%, 3/07/25	195,000	186,640
6.95%, 4/15/29	71,000	80,397

CQP Holdco L.P./BIP-V Chinook Holdco LLC, 5.50%, 6/15/31(b)	400,000	364,246
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., 6.00%, 2/01/29(b)	30,000	28,460
DCP Midstream Operating L.P.,
3.25%, 2/15/32	75,000	64,837
5.60%, 4/01/44	25,000	24,982
Devon Energy Corp.,
5.85%, 12/15/25	70,000	71,829
4.50%, 1/15/30	81,000	78,306
7.95%, 4/15/32	44,000	51,994
Energy Transfer L.P.,
4.05%, 3/15/25	50,000	49,011
2.90%, 5/15/25	80,000	76,322
5.75%, 2/15/33	120,000	123,324
EnLink Midstream LLC,
5.63%, 1/15/28(b)	25,000	24,438
5.38%, 6/01/29	25,000	24,095
EnLink Midstream Partners L.P.,
4.85%, 7/15/26	50,000	48,479
5.45%, 6/01/47	25,000	20,796

Enterprise Products Operating LLC, 3.75%, 2/15/25	55,000	54,114
EQM Midstream Partners L.P.,
4.13%, 12/01/26	100,000	90,464
6.50%, 7/01/27(b)	20,000	19,640
6.50%, 7/15/48	10,000	7,700
EQT Corp.,
5.68%, 10/01/25	40,000	40,052
3.90%, 10/01/27	100,000	94,868
7.00%, 2/01/30	100,000	106,361

Exxon Mobil Corp., 2.99%, 3/19/25	80,000	77,780
	Par(a)	Value
Oil & Gas Producers (Continued)

Global Partners L.P./GLP Finance Corp., 6.88%, 1/15/29	$100,000	$94,370
Harvest Midstream I L.P., 7.50%, 9/01/28(b)	35,000	34,431
Hess Corp., 4.30%, 4/01/27	50,000	48,975
Hess Midstream Operations L.P.,
5.13%, 6/15/28(b)	75,000	70,630
4.25%, 2/15/30(b)	25,000	21,895
5.50%, 10/15/30(b)	20,000	18,652

Hilcorp Energy I L.P./Hilcorp Finance Co., 6.00%, 2/01/31(b)	30,000	27,741
Kinder Morgan, Inc.,
1.75%, 11/15/26	60,000	53,824
7.75%, 1/15/32	20,000	23,240
5.20%, 6/01/33	40,000	39,859
Marathon Petroleum Corp.,
3.63%, 9/15/24	80,000	78,551
4.70%, 5/01/25	50,000	49,900
MPLX L.P.,
4.88%, 12/01/24	12,000	11,977
4.88%, 6/01/25	735,000	733,078
4.13%, 3/01/27	180,000	174,513
4.25%, 12/01/27	90,000	87,491
2.65%, 8/15/30	90,000	76,744

Murphy Oil Corp., 6.38%, 7/15/28	35,000	34,614
Murphy Oil USA, Inc., 3.75%, 2/15/31(b)	25,000	20,917
New Fortress Energy, Inc., 6.75%, 9/15/25(b)	115,000	110,013
Northern Oil and Gas, Inc., 8.13%, 3/01/28(b)	65,000	64,745
Occidental Petroleum Corp.,
5.50%, 12/01/25	25,000	25,169
8.50%, 7/15/27	65,000	71,906
6.38%, 9/01/28	45,000	46,748
6.13%, 1/01/31	25,000	26,092
6.45%, 9/15/36	25,000	26,291
ONEOK, Inc.,
2.75%, 9/01/24	50,000	48,242
2.20%, 9/15/25	80,000	74,353
5.85%, 1/15/26	77,000	78,897
4.00%, 7/13/27	255,000	245,162
6.35%, 1/15/31	60,000	63,747

Ovintiv Exploration, Inc., 5.38%, 1/01/26	10,000	10,061

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Oil & Gas Producers (Continued)

Permian Resources Operating LLC, 5.88%, 7/01/29(b)	$10,000	$9,373
Southwestern Energy Co.,
7.75%, 10/01/27	75,000	78,216
8.38%, 9/15/28	15,000	15,755

Sunoco L.P./Sunoco Finance Corp., 4.50%, 5/15/29	35,000	31,664
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 5.50%, 1/15/28(b)	100,000	92,089
Targa Resources Corp.,
5.20%, 7/01/27	160,000	160,870
4.20%, 2/01/33	40,000	36,250
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
6.50%, 7/15/27	17,000	17,401
5.00%, 1/15/28	46,000	44,866
5.50%, 3/01/30	25,000	24,391
4.88%, 2/01/31	70,000	65,438
4.00%, 1/15/32	60,000	52,392
Transcontinental Gas Pipe Line Co. LLC,
7.85%, 2/01/26	105,000	113,370
3.25%, 5/15/30	30,000	27,041

Valero Energy Corp., 2.80%, 12/01/31	30,000	25,627
Western Midstream Operating L.P.,
4.65%, 7/01/26	50,000	48,125
4.75%, 8/15/28	25,000	23,563
4.30%, 2/01/30	75,000	68,682
5.50%, 8/15/48	25,000	21,721
Williams (The) Cos., Inc.,
4.30%, 3/04/24	75,000	74,318
2.60%, 3/15/31	170,000	143,886
		6,816,842
Oil, Gas Services & Equipment – 0.1%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.,
3.14%, 11/07/29	150,000	136,213
4.49%, 5/01/30	50,000	49,218
		185,431
	Par(a)	Value
Publishing & Broadcasting – 0.1%
Nexstar Media, Inc., 5.63%, 7/15/27(b)	$100,000	$95,257
TEGNA, Inc., 5.00%, 9/15/29	200,000	188,402
		283,659
Real Estate Investment Trusts – 0.7%
American Tower Corp.,
5.00%, 2/15/24	80,000	79,960
1.45%, 9/15/26	65,000	57,590
3.13%, 1/15/27	20,000	18,722
3.65%, 3/15/27	110,000	104,501
3.55%, 7/15/27	150,000	141,663

Camden Property Trust, 3.15%, 7/01/29	50,000	46,141
Crown Castle, Inc.,
3.65%, 9/01/27	80,000	76,332
3.80%, 2/15/28	17,000	16,223

EPR Properties, 4.75%, 12/15/26	20,000	18,682
GLP Capital L.P./GLP Financing II, Inc.,
5.38%, 4/15/26	105,000	104,893
4.00%, 1/15/31	25,000	22,076

Iron Mountain Information Management Services, Inc., 5.00%, 7/15/32(b)	60,000	52,020
Iron Mountain, Inc.,
5.00%, 7/15/28(b)	75,000	68,964
4.88%, 9/15/29(b)	75,000	67,735
5.25%, 7/15/30(b)	40,000	36,198
4.50%, 2/15/31(b)	30,000	25,707
5.63%, 7/15/32(b)	50,000	44,997
Omega Healthcare Investors, Inc.,
4.50%, 1/15/25	50,000	48,880
4.50%, 4/01/27	80,000	77,178
4.75%, 1/15/28	60,000	57,605
Public Storage,
1.50%, 11/09/26	20,000	18,088
1.95%, 11/09/28	125,000	109,733
3.39%, 5/01/29	25,000	23,496
2.25%, 11/09/31	120,000	100,762
Realty Income Corp.,
5.05%, 1/13/26	45,000	45,124
5.63%, 10/13/32	30,000	31,804

SBA Communications Corp., 3.13%, 2/01/29	10,000	8,472
Simon Property Group L.P.,
3.50%, 9/01/25	65,000	63,119
1.38%, 1/15/27	10,000	8,917

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Real Estate Investment Trusts (Continued)

Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.88%, 2/15/25(b)	$50,000	$49,346
VICI Properties L.P., 5.13%, 5/15/32	29,000	27,741
VICI Properties L.P./VICI Note Co., Inc.,
4.63%, 6/15/25(b)	35,000	33,873
5.75%, 2/01/27(b)	100,000	99,475
4.13%, 8/15/30(b)	50,000	44,724
Welltower OP LLC,
3.63%, 3/15/24	50,000	49,177
4.00%, 6/01/25	57,000	55,728

Weyerhaeuser Co., 4.00%, 4/15/30	95,000	89,642
XHR L.P., 6.38%, 8/15/25(b)	30,000	29,552
		2,054,840
Renewable Energy – 0.1%
Enviva Partners Finance Corp., 6.50%, 1/15/26(b)	200,000	186,682
Retail - Consumer Staples – 0.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC,
4.63%, 1/15/27(b)	50,000	47,403
3.50%, 3/15/29(b)	30,000	25,875
4.88%, 2/15/30(b)	65,000	59,789

Costco Wholesale Corp., 1.38%, 6/20/27	140,000	125,258
Ingles Markets, Inc., 4.00%, 6/15/31(b)	35,000	30,157
Walmart, Inc., 1.50%, 9/22/28	75,000	65,928
		354,410
Retail - Discretionary – 0.3%
Abercrombie & Fitch Management Co., 8.75%, 7/15/25(b)	225,000	227,250
AutoZone, Inc., 4.50%, 2/01/28	40,000	39,883
Bath & Body Works, Inc.,
5.25%, 2/01/28	25,000	23,598
6.63%, 10/01/30(b)	35,000	34,201

Genuine Parts Co., 1.75%, 2/01/25	190,000	178,627
Home Depot (The), Inc., 4.00%, 9/15/25	105,000	104,512
Lowe's Cos., Inc.,
4.00%, 4/15/25	45,000	44,341
	Par(a)	Value
Retail - Discretionary (Continued)
Lowe's Cos., Inc.,
4.40%, 9/08/25	$65,000	$64,715
3.35%, 4/01/27	55,000	52,668
3.10%, 5/03/27	95,000	90,245
2.63%, 4/01/31	10,000	8,595

Macy's Retail Holdings LLC, 5.88%, 4/01/29(b)	5,000	4,650
Ross Stores, Inc., 4.70%, 4/15/27	2,000	1,985
		875,270
Semiconductors – 0.3%
Amkor Technology, Inc., 6.63%, 9/15/27(b)	100,000	100,412
Analog Devices, Inc.,
3.50%, 12/05/26	70,000	67,977
1.70%, 10/01/28	40,000	34,828
2.10%, 10/01/31	30,000	25,245

Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 1/15/27	390,000	375,782
Broadcom, Inc.,
3.46%, 9/15/26	70,000	66,913
4.00%, 4/15/29(b)	145,000	135,949

Entegris, Inc., 3.63%, 5/01/29(b)	30,000	25,584
Intel Corp., 3.75%, 3/25/27	100,000	97,870
Micron Technology, Inc., 4.98%, 2/06/26	30,000	30,091
Texas Instruments, Inc., 1.90%, 9/15/31	54,000	45,239
		1,005,890
Software – 0.1%
Fortinet, Inc., 2.20%, 3/15/31	40,000	32,844
Intuit, Inc., 1.65%, 7/15/30	16,000	13,243
Oracle Corp.,
1.65%, 3/25/26	180,000	164,160
2.88%, 3/25/31	10,000	8,613

Roper Technologies, Inc., 1.00%, 9/15/25	45,000	40,819
VMware, Inc.,
1.00%, 8/15/24	65,000	61,115
4.50%, 5/15/25	10,000	9,867
		330,661
Specialty Finance – 0.4%
Air Lease Corp., 3.38%, 7/01/25	45,000	43,027
American Express Co.,
2.50%, 7/30/24	50,000	48,312
3.95%, 8/01/25	70,000	68,925

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Specialty Finance (Continued)
American Express Co.,
4.20%, 11/06/25	$50,000	$49,527
4.05%, 5/03/29	43,000	41,998
Capital One Financial Corp.,
(SOFR + 1.37%), 4.17%, 5/09/25(j)	85,000	83,615
(SOFR + 2.16%), 4.99%, 7/24/26(j)	45,000	44,601

Credit Acceptance Corp., 6.63%, 3/15/26	100,000	91,500
Discover Financial Services, 6.70%, 11/29/32	15,000	16,012
Fortress Transportation and Infrastructure Investors LLC,
6.50%, 10/01/25(b)	22,000	21,296
9.75%, 8/01/27(b)	320,000	328,972

Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.75%, 6/15/29(b)	80,000	66,466
MGIC Investment Corp., 5.25%, 8/15/28	50,000	47,135
Nationstar Mortgage Holdings, Inc.,
6.00%, 1/15/27(b)	100,000	92,750
5.50%, 8/15/28(b)	25,000	21,843
5.13%, 12/15/30(b)	80,000	64,800
		1,130,779
Steel – 0.0%(d)
Big River Steel LLC/BRS Finance Corp., 6.63%, 1/31/29(b)	24,000	23,539
Cleveland-Cliffs, Inc., 5.88%, 6/01/27	50,000	49,172
Nucor Corp., 3.13%, 4/01/32	50,000	44,504
Reliance Steel & Aluminum Co., 1.30%, 8/15/25	40,000	36,645
		153,860
Technology Hardware – 0.3%
Apple, Inc.,
1.40%, 8/05/28	50,000	43,358
3.35%, 8/08/32	25,000	23,360
CDW LLC/CDW Finance Corp.,
5.50%, 12/01/24	40,000	39,965
2.67%, 12/01/26	9,000	8,092
	Par(a)	Value
Technology Hardware (Continued)
Dell International LLC/EMC Corp.,
5.85%, 7/15/25	$80,000	$81,516
6.10%, 7/15/27	30,000	31,440

Flex Ltd., 4.88%, 6/15/29	90,000	88,829
Jabil, Inc.,
1.70%, 4/15/26	65,000	58,678
4.25%, 5/15/27	70,000	68,056

Motorola Solutions, Inc., 4.60%, 5/23/29	100,000	97,619
TD SYNNEX Corp., 1.25%, 8/09/24	20,000	18,797
Teledyne Technologies, Inc., 2.75%, 4/01/31	30,000	25,501
ViaSat, Inc.,
5.63%, 4/15/27(b)	100,000	93,274
6.50%, 7/15/28(b)	115,000	92,290

Western Digital Corp., 4.75%, 2/15/26	10,000	9,662
		780,437
Technology Services – 0.7%
FactSet Research Systems, Inc., 2.90%, 3/01/27	150,000	140,078
Fidelity National Information Services, Inc., 4.50%, 7/15/25	50,000	49,488
Gartner, Inc.,
4.50%, 7/01/28(b)	30,000	28,500
3.63%, 6/15/29(b)	20,000	17,960
3.75%, 10/01/30(b)	40,000	35,450

HealthEquity, Inc., 4.50%, 10/01/29(b)	50,000	44,765
International Business Machines Corp.,
4.00%, 7/27/25	465,000	459,163
3.30%, 5/15/26	200,000	192,996
2.20%, 2/09/27	100,000	91,843
4.15%, 7/27/27	285,000	282,651

Kyndryl Holdings, Inc., 2.70%, 10/15/28	5,000	4,024
Mastercard, Inc.,
3.30%, 3/26/27	130,000	126,254
1.90%, 3/15/31	22,000	18,564
MSCI, Inc.,
3.88%, 2/15/31(b)	100,000	88,257
3.63%, 11/01/31(b)	100,000	85,470
3.25%, 8/15/33(b)	55,000	45,100
S&P Global, Inc.,
2.45%, 3/01/27(b)	150,000	139,497

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Technology Services (Continued)
S&P Global, Inc.,
1.25%, 8/15/30	$110,000	$87,724

Verisk Analytics, Inc., 4.00%, 6/15/25	83,000	81,286
Visa, Inc., 1.90%, 4/15/27	100,000	91,734
		2,110,804
Telecommunications – 0.6%
AT&T, Inc.,
1.70%, 3/25/26	375,000	344,181
2.30%, 6/01/27	75,000	68,545

Frontier Communications Holdings LLC, 5.88%, 10/15/27(b)	10,000	9,549
Level 3 Financing, Inc., 3.63%, 1/15/29(b)	100,000	74,400
Lumen Technologies, Inc.,
4.50%, 1/15/29(b)	50,000	33,625
5.38%, 6/15/29(b)	15,000	10,391
Sprint Capital Corp.,
6.88%, 11/15/28	50,000	53,492
8.75%, 3/15/32	75,000	92,625

Sprint LLC, 7.13%, 6/15/24	100,000	102,116
T-Mobile USA, Inc.,
3.50%, 4/15/25	425,000	412,694
2.88%, 2/15/31	46,000	39,326
3.50%, 4/15/31	179,000	160,178
5.20%, 1/15/33	245,000	249,950

Verizon Communications, Inc., 3.00%, 3/22/27	100,000	94,463
		1,745,535
Tobacco & Cannabis – 0.4%
Altria Group, Inc.,
2.35%, 5/06/25	260,000	246,924
2.63%, 9/16/26	260,000	242,166
3.40%, 5/06/30	30,000	26,547
Philip Morris International, Inc.,
5.13%, 11/15/24	90,000	90,630
1.50%, 5/01/25	100,000	93,563
5.63%, 11/17/29	270,000	281,992
2.10%, 5/01/30	60,000	50,224
5.75%, 11/17/32	85,000	89,381

Vector Group Ltd., 5.75%, 2/01/29(b)	60,000	52,319
		1,173,746
Transportation & Logistics – 0.1%
American Airlines, Inc., 11.75%, 7/15/25(b)	25,000	27,826
	Par(a)	Value
Transportation & Logistics (Continued)
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
5.50%, 4/20/26(b)	$20,000	$19,607
5.75%, 4/20/29(b)	20,000	19,345

Cargo Aircraft Management, Inc., 4.75%, 2/01/28(b)	10,000	9,033
Delta Air Lines, Inc., 7.38%, 1/15/26	75,000	78,063
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 9/20/25(b)	29,920	30,518
Union Pacific Corp.,
3.75%, 7/15/25	90,000	88,490
2.75%, 3/01/26	10,000	9,543
United Airlines, Inc.,
4.38%, 4/15/26(b)	30,000	28,480
4.63%, 4/15/29(b)	30,000	27,363

United Parcel Service, Inc., 4.45%, 4/01/30	15,000	15,152
		353,420
Wholesale - Consumer Staples – 0.1%
Bunge Ltd. Finance Corp.,
1.63%, 8/17/25	225,000	207,361
3.75%, 9/25/27	30,000	28,815
		236,176
Total Corporate Bonds (Cost $48,629,965)		46,024,350

Foreign Issuer Bonds – 2.9%
Australia – 0.0%(d)
Rio Tinto Finance USA Ltd., 7.13%, 7/15/28	8,000	9,018
Westpac Banking Corp., 3.74%, 8/26/25	145,000	142,137
		151,155
Canada – 0.8%
1011778 B.C. ULC/New Red Finance, Inc.,
3.88%, 1/15/28(b)	95,000	86,828
4.00%, 10/15/30(b)	130,000	110,663
Bank of Montreal,
4.25%, 9/14/24	195,000	193,144
3.70%, 6/07/25	215,000	209,924
Bank of Nova Scotia (The),
1.05%, 3/02/26	65,000	58,120
1.35%, 6/24/26	160,000	143,230

Baytex Energy Corp., 8.75%, 4/01/27(b)	75,000	77,609

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Canada (Continued)

Brookfield Corp., 4.00%, 1/15/25	$50,000	$49,225
Canadian Imperial Bank of Commerce,
3.95%, 8/04/25	50,000	49,205
0.95%, 10/23/25	170,000	154,464
Canadian Natural Resources Ltd.,
3.80%, 4/15/24	150,000	147,767
2.05%, 7/15/25	80,000	74,852

Enbridge, Inc., 4.25%, 12/01/26	90,000	88,146
Fairfax Financial Holdings Ltd., 3.38%, 3/03/31	25,000	21,260
GFL Environmental, Inc., 3.75%, 8/01/25(b)	25,000	23,756
MEG Energy Corp., 5.88%, 2/01/29(b)	20,000	19,100
Methanex Corp., 5.25%, 12/15/29	75,000	68,963
Rogers Communications, Inc.,
3.20%, 3/15/27(b)	75,000	70,534
3.80%, 3/15/32(b)	70,000	63,009
Royal Bank of Canada,
3.97%, 7/26/24	65,000	64,294
0.65%, 7/29/24	60,000	56,450
0.75%, 10/07/24	70,000	65,572
1.20%, 4/27/26	70,000	63,048
2.05%, 1/21/27	100,000	91,389

Taseko Mines Ltd., 7.00%, 2/15/26(b)	50,000	47,375
Tervita Corp., 11.00%, 12/01/25(b)	13,000	14,089
Toronto-Dominion Bank (The),
3.77%, 6/06/25	150,000	146,849
0.75%, 1/06/26	160,000	143,257
4.69%, 9/15/27	130,000	130,709
		2,532,831
Finland – 0.0%(d)
Nokia Oyj, 4.38%, 6/12/27	50,000	48,000
Germany – 0.2%
Deutsche Bank A.G.,
(SOFR + 3.19%), 6.12%, 7/14/26(j)	150,000	151,651
	Par(a)	Value
Germany (Continued)
Deutsche Bank A.G.,
(SOFR + 1.22%), 2.31%, 11/16/27(j)	$150,000	$132,573
(5Y USD Swap Rate + 2.55%), 4.88%, 12/01/32(j)	200,000	178,311
		462,535
Ireland – 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 1.65%, 10/29/24	300,000	280,662
Japan – 0.6%
Honda Motor Co. Ltd.,
2.27%, 3/10/25	60,000	57,124
2.53%, 3/10/27	70,000	65,299
Mitsubishi UFJ Financial Group, Inc.,
3.41%, 3/07/24	25,000	24,597
(1Y US Treasury CMT + 1.70%), 4.79%, 7/18/25(j)	200,000	198,963
(1Y US Treasury CMT + 0.45%), 0.96%, 10/11/25(j)	200,000	185,604
(1Y US Treasury CMT + 0.83%), 2.34%, 1/19/28(j)	275,000	248,323
Mizuho Financial Group, Inc.,
(1.25% - SOFR), 1.24%, 7/10/24(j)	200,000	196,224
(3M USD LIBOR + 1.00%), 3.92%, 9/11/24(j)	200,000	198,086

Nomura Holdings, Inc., 1.85%, 7/16/25	200,000	184,063
Sumitomo Mitsui Financial Group, Inc.,
2.45%, 9/27/24	200,000	192,039
1.40%, 9/17/26	200,000	176,816
		1,727,138
Mexico – 0.0%(d)
Coca-Cola Femsa S.A.B. de C.V., 2.75%, 1/22/30	150,000	134,661
Southern Copper Corp., 3.88%, 4/23/25	5,000	4,868
		139,529
Spain – 0.3%
Banco Santander S.A.,
2.71%, 6/27/24	200,000	193,789

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Spain (Continued)
Banco Santander S.A.,
(1Y US Treasury CMT + 0.45%), 0.70%, 6/30/24(j)	$400,000	$391,672
1.85%, 3/25/26	200,000	180,490
		765,951
Switzerland – 0.0%(d)
Novartis Capital Corp.,
3.10%, 5/17/27	15,000	14,435
2.20%, 8/14/30	10,000	8,809
		23,244
United Kingdom – 0.9%
Astrazeneca Finance LLC, 1.20%, 5/28/26	100,000	90,333
AstraZeneca PLC, 3.13%, 6/12/27	49,000	46,845
Barclays PLC, (3M USD LIBOR + 1.61%), 3.93%, 5/07/25(j)	205,000	200,878
BAT Capital Corp.,
3.22%, 8/15/24	98,000	95,326
2.26%, 3/25/28	48,000	41,272
4.91%, 4/02/30	71,000	67,252
7.75%, 10/19/32	35,000	39,021

BAT International Finance PLC, 4.45%, 3/16/28	100,000	95,710
HSBC Holdings PLC,
(SOFR + 0.53%), 0.73%, 8/17/24(j)	200,000	194,641
(SOFR + 1.51%), 4.18%, 12/09/25(j)	260,000	254,891
(SOFR + 1.43%), 3.00%, 3/10/26(j)	400,000	380,972
(SOFR + 4.25%), 8.11%, 11/03/33(j)	200,000	229,434

Lloyds Banking Group PLC, 4.58%, 12/10/25	200,000	195,249
Reynolds American, Inc., 4.45%, 6/12/25	195,000	191,445
Santander UK Group Holdings PLC, (SOFR + 0.79%), 1.09%, 3/15/25(j)	300,000	284,685
Unilever Capital Corp., 3.38%, 3/22/25	100,000	97,558
Vmed O2 UK Financing I PLC, 4.75%, 7/15/31(b)	200,000	170,005
		2,675,517
Total Foreign Issuer Bonds (Cost $9,217,192)		8,806,562

	Number of Shares	Value
Master Limited Partnerships – 0.8%
Oil & Gas Producers – 0.8%
DCP Midstream L.P.(c)	56,881	$2,391,277
Total Master Limited Partnerships (Cost $2,385,007)		2,391,277

	Par(a)
Mortgage-Backed Securities – 18.7%
Federal Home Loan Mortgage Corporation – 1.2%
Pool,
3.00%, 3/01/30 - 8/01/50	$603,803	566,390
2.50%, 4/01/32 - 11/01/50	829,642	762,487
4.50%, 4/01/49	41,708	42,163
2.00%, 10/01/50 - 1/01/52	1,266,520	1,066,121
2.50%, 9/01/51(c)	1,392,120	1,220,994
		3,658,155
Federal Home Loan Mortgage Corporation Gold – 0.1%
Pool, 3.00%, 3/01/46 - 12/01/46	231,701	214,994
Federal National Mortgage Association – 2.7%
Pool,
2.50%, 10/01/35 - 1/01/52	4,063,917	3,591,072
3.50%, 8/01/45 - 2/01/51	548,741	521,855
3.50%, 1/01/48(c)	1,068,043	1,020,803
4.00%, 9/01/48 - 3/01/51	1,660,870	1,623,737
3.00%, 11/01/48 - 6/01/51	383,118	349,558
4.50%, 1/01/49 - 2/01/50	379,679	379,874
2.00%, 2/01/51 - 11/01/51	971,871	821,421
		8,308,320
Government National Mortgage Association – 1.0%
Pool, 2/01/53(k)	3,194,000	2,981,183
Government National Mortgage Association II – 1.6%
Pool,
2.50%, 12/20/46 - 8/20/51	1,147,804	1,022,290
3.50%, 1/20/48 - 8/20/48	915,240	878,313
4.50%, 9/20/48 - 1/20/50	120,353	119,508
3.00%, 4/20/49 - 7/20/50	1,386,349	1,285,617
2.00%, 2/20/51 - 10/20/51	1,816,035	1,575,711
		4,881,439

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Uniform Mortgage-Backed Securities – 6.6%
Pool, 2/01/38 - 2/01/53(k)	$21,765,000	$19,962,804
Whole Loan – 5.5%
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2014-DN2, Class M3, (1M USD LIBOR + 3.60%), 8.11%, 4/25/24(h)	877,784	900,223
Series 2017-DNA1, Class B1, (1M USD LIBOR + 4.95%), 9.46%, 7/25/29(h)	500,000	533,851
Series 2017-HQA2, Class B1, (1M USD LIBOR + 4.75%), 9.26%, 12/25/29(h)	550,000	583,883
Series 2017-HQA3, Class M2, (1M USD LIBOR + 2.35%), 6.86%, 4/25/30(h)	522,003	527,842
Series 2018-HQA1, Class M2, (1M USD LIBOR + 2.30%), 6.81%, 9/25/30(h)	325,682	328,122
Series 2022-HQA2, Class M1A, (30D Average SOFR + 2.65%), 6.96%, 7/25/42(b)(h)	322,681	327,477
FNMA Connecticut Avenue Securities,
Series 2017-C03, Class 1B1, (1M USD LIBOR + 4.85%), 9.36%, 10/25/29(h)	430,000	458,281
Series 2017-C04, Class 2B1, (1M USD LIBOR + 5.05%), 9.56%, 11/25/29(h)	450,000	480,269
Series 2017-C06, Class 2B1, (1M USD LIBOR + 4.45%, 4.45% Floor), 8.96%, 2/25/30(h)	200,000	209,933
Series 2017-C07, Class 2B1, (1M USD LIBOR + 4.45%, 4.45% Floor), 8.96%, 5/25/30(h)	217,000	228,806
Series 2018-C02, Class 2B1, (1M USD LIBOR + 4.00%, 4.00% Floor), 8.51%, 8/25/30(h)	425,000	441,469
Series 2018-C03, Class 1B1, (1M USD LIBOR + 3.75%, 3.75% Floor), 8.26%, 10/25/30(h)	550,000	571,787
	Par(a)	Value
Whole Loan (Continued)
FNMA Connecticut Avenue Securities,
Series 2018-C05, Class 1B1, (1M USD LIBOR + 4.25%, 4.25% Floor), 8.76%, 1/25/31(h)	$340,000	$351,892
Series 2021-R02, Class 2M1, (30D Average SOFR + 0.90%), 5.21%, 11/25/41(b)(h)	566,997	561,443
Connecticut Avenue Securities Trust,
Series 2018-R07, Class 1M2, (1M USD LIBOR + 2.40%), 6.91%, 4/25/31(b)(h)	119,049	119,197
Series 2018-R07, Class 1M2C, (1M USD LIBOR + 2.40%), 6.91%, 4/25/31(b)(h)	137,457	137,456
Series 2019-R01, Class 2M2, (1M USD LIBOR + 2.45%), 6.96%, 7/25/31(b)(h)	121,483	121,634
Series 2019-R01, Class 2M2C, (1M USD LIBOR + 2.45%), 6.96%, 7/25/31(b)(h)	213,988	214,353
Series 2019-R02, Class 1M2, (1M USD LIBOR + 2.30%), 6.81%, 8/25/31(b)(h)	27,921	27,921
Series 2019-R06, Class 2M2, (1M USD LIBOR + 2.10%), 6.61%, 9/25/39(b)(h)	40,455	40,455
Series 2019-R07, Class 1M2, (1M USD LIBOR + 2.10%), 6.61%, 10/25/39(b)(h)	45,633	45,633
Series 2020-R02, Class 2M2, (1M USD LIBOR + 2.00%), 6.51%, 1/25/40(b)(h)	1,110,739	1,106,832
Series 2020-R01, Class 1M2, (1M USD LIBOR + 2.05%), 6.56%, 1/25/40(b)(h)	1,083,144	1,083,144
Series 2021-R01, Class 1M2, (30D Average SOFR + 1.55%), 5.86%, 10/25/41(b)(h)	190,000	187,100
Series 2022-R02, Class 2M1, (30D Average SOFR + 1.20%), 5.51%, 1/25/42(b)(h)	182,349	180,574

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Whole Loan (Continued)
Connecticut Avenue Securities Trust,
Series 2022-R07, Class 1M1, (30D Average SOFR + 2.95%), 7.26%, 6/25/42(b)(h)	$513,989	$524,592
Series 2022-R08, Class 1M1, (30D Average SOFR + 2.55%, 2.55% Floor), 6.86%, 7/25/42(b)(h)	211,123	213,385
Freddie Mac STACR REMIC Trust,
Series 2021-HQA1, Class M1, (30D Average SOFR + 0.70%), 5.01%, 8/25/33(b)(h)	87,017	86,886
Series 2021-DNA3, Class M2, (30D Average SOFR + 2.10%), 6.41%, 10/25/33(b)(h)	30,000	29,841
Series 2021-DNA5, Class M2, (30D Average SOFR + 1.65%), 5.96%, 1/25/34(b)(h)	734,040	726,263
Series 2021-DNA6, Class M1, (30D Average SOFR + 0.80%), 5.11%, 10/25/41(b)(h)	240,717	238,773
Series 2021-DNA7, Class M1, (30D Average SOFR + 0.85%), 5.16%, 11/25/41(b)(h)	589,317	582,322
Series 2021-DNA7, Class B1, (30D Average SOFR + 3.65%), 7.96%, 11/25/41(b)(h)	260,000	248,002
Series 2022-HQA1, Class M1A, (30D Average SOFR + 2.10%), 6.41%, 3/25/42(b)(h)	638,088	638,883
Series 2022-DNA5, Class M1A, (30D Average SOFR + 2.95%), 7.26%, 6/25/42(b)(h)	872,981	893,719
Series 2019-HQA4, Class M2, (1M USD LIBOR + 2.05%), 6.56%, 11/25/49(b)(h)	32,237	32,237
Series 2020-DNA1, Class M2, (1M USD LIBOR + 1.70%), 6.21%, 1/25/50(b)(h)	353,553	352,671
Series 2020-HQA1, Class M2, (1M USD LIBOR + 1.90%), 6.41%, 1/25/50(b)(h)	37,730	37,636
	Par(a)	Value
Whole Loan (Continued)
Freddie Mac STACR REMIC Trust,
Series 2020-DNA2, Class M2, (1M USD LIBOR + 1.85%), 6.36%, 2/25/50(b)(h)	$1,199,237	$1,196,674
Series 2020-HQA2, Class M2, (1M USD LIBOR + 3.10%), 7.61%, 3/25/50(b)(h)	450,259	460,096
Series 2020-DNA5, Class M2, (30D Average SOFR + 2.80%), 7.11%, 10/25/50(b)(h)	210,937	212,891
STACR Trust, Series 2018-HRP2, Class M3, (1M USD LIBOR + 2.40%), 6.91%, 2/25/47(b)(h)	219,111	220,207
Freddie Mac STACR Trust, Series 2019-DNA4, Class M2, (1M USD LIBOR + 1.95%), 6.46%, 10/25/49(b)(h)	79,888	79,888
		16,544,543
Total Mortgage-Backed Securities (Cost $58,205,873)		56,551,438

	Number of Shares
Preferred Stocks – 1.6%
Specialty Finance – 1.6%
AGNC Investment Corp., 6.50%(h)	3,228	72,307
AGNC Investment Corp., 6.13%(h)	21,599	466,538
Arbor Realty Trust, Inc., 6.25%(h)	39,458	799,419
Chimera Investment Corp., 8.00%(h)	24,975	558,691
Granite Point Mortgage Trust, Inc., 7.00%(h)	25,749	470,949
MFA Financial, Inc., 6.50%(h)	44,682	873,086
New York Mortgage Trust, Inc., 7.88%(h)	2,103	46,750
New York Mortgage Trust, Inc., 6.88%(h)	21,682	410,007
Redwood Trust, Inc. (h)*	7,133	178,610
Rithm Capital Corp., 7.13%(h)	2,335	51,090

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Number of Shares	Value
Specialty Finance (Continued)
Rithm Capital Corp., 6.38%(h)	43,302	$863,009
Total Preferred Stocks (Cost $5,480,057)		4,790,456

Rights – 0.0%(d)
Biotechnology & Pharmaceuticals – 0.0%(d)
Zogenix Inc. Cvr(f)*	21,009	15,568
Medical Equipment & Devices – 0.0%(d)
Contra Abiomed, Inc. Cvr(f)*	8,954	13,431
Total Rights (Cost $14,286)		28,999

Investment Companies – 0.4%
ProShares Short 20+ Year Treasury	60,796	1,284,011
Total Investment Companies (Cost $1,233,031)		1,284,011

	Par(a)/Number of Shares
Short-Term Investments – 18.9%
Corporate Bonds – 0.4%
Kinder Morgan Energy Partners L.P., 3.50%, 9/01/23	$70,000	69,525
Morgan Stanley, 4.10%, 5/22/23	25,000	24,938
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.63%, 1/15/24	220,000	216,892
Federal Realty Investment Trust, 3.95%, 1/15/24	50,000	49,439
General Motors Financial Co., Inc., 1.70%, 8/18/23	140,000	137,330
Starwood Property Trust, Inc., 5.50%, 11/01/23(b)	35,000	34,781
American Tower Corp., 0.60%, 1/15/24	135,000	129,436
Boeing (The) Co., 1.17%, 2/04/23	30,000	29,995
NextEra Energy Capital Holdings, Inc., 0.65%, 3/01/23	105,000	104,680
Elevance Health, Inc., 0.45%, 3/15/23	130,000	129,315
Pioneer Natural Resources Co., 0.55%, 5/15/23	40,000	39,508
	Par(a)/Number of Shares	Value
Corporate Bonds (Continued)
Martin Marietta Materials, Inc., 0.65%, 7/15/23	$55,000	$53,880
Humana, Inc., 0.65%, 8/03/23	22,000	21,513
Ecolab, Inc., 0.90%, 12/15/23	35,000	33,773
		1,075,005
Convertible Bonds – 4.7%
Starwood Property Trust, Inc., 4.38%, 4/01/23	657,000	652,483
Blackstone Mortgage Trust, Inc., 4.75%, 3/15/23	1,486,000	1,473,879
Apollo Commercial Real Estate Finance, Inc., 5.38%, 10/15/23(c)	2,612,000	2,571,187
Encore Capital Europe Finance Ltd., 4.50%, 9/01/23(c)	728,000	951,860
Granite Point Mortgage Trust, Inc., 6.38%, 10/01/23	1,424,000	1,388,400
PRA Group, Inc., 3.50%, 6/01/23(c)	940,000	937,180
Redwood Trust, Inc., 4.75%, 8/15/23	419,000	411,668
SFL Corp. Ltd., 4.88%, 5/01/23(c)	486,000	480,411
Ligand Pharmaceuticals, Inc., 0.75%, 5/15/23(c)	787,000	766,341
New Relic, Inc., 0.50%, 5/01/23(c)	838,000	826,268
KKR Real Estate Finance Trust, Inc., 6.13%, 5/15/23	1,536,000	1,538,880
WisdomTree, Inc., 4.25%, 6/15/23(c)	701,000	736,926
DigitalBridge Group, Inc., 5.00%, 4/15/23	705,000	698,391
Patrick Industries, Inc., 1.00%, 2/01/23	658,000	657,915
		14,091,789
Money Market Fund – 10.5%
Northern Institutional Funds - Treasury Portfolio (Premier), 4.02%(l)	31,809,879	31,809,879
Foreign Issuer Bonds – 0.0%(d)
Thomson Reuters Corp., 4.30%, 11/23/23	10,000	9,938

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)/Number of Shares	Value
Mortgage-Backed Securities – 0.0%(d)
FNMA Connecticut Avenue Securities, 8.91%, 1/25/24(h)	$122,014	$125,441
U.S. Treasury Bills – 3.3%
U.S. Treasury Bill, 4.50%, 4/27/23(m)	1,200,000	1,187,259
U.S. Treasury Bill, 4.38%, 4/06/23(m)	9,000,000	8,928,400
		10,115,659
Total Short-Term Investments (Cost $57,095,719)		57,227,711

Number of Contracts		Notional Amount
Purchased Options – 0.1%(d)
Call Options - Exchange Traded – 0.0%(d)
Meridian Bioscience, Inc., Strike Price $35.00, Expires 4/21/23	159	540,123	795
Put Options - Exchange Traded – 0.1%(d)
Activision Blizzard, Inc., Strike Price $60.00, Expires 2/17/23	72	551,304	1,728
Horizon Therapeutics PLC, Strike Price $85.00, Expires 5/19/23	21	230,412	2,310
iShares 20+ Year Treasury Bond ETF, Strike Price $98.00, Expires 3/17/23	1,040	11,145,680	31,200
iShares iBoxx High Yield Corporate Bond ETF, Strike Price $73.00, Expires 5/19/23	1,500	11,449,500	129,000
Momentive Global, Inc., Strike Price $6.00, Expires 4/21/23	692	533,532	15,570
			179,808
Total Purchased Options (Premiums Paid $549,944)			180,603
Total Long Positions – 104.0% (Cost $324,405,065)			315,089,401

	Number of Shares	Value
Short Positions – (9.9)%(n)
Common Stocks – (8.0)%
Advertising & Marketing – (0.0)%(d)
Magnite, Inc.	(2,999)	(36,228)
	Number of Shares	Value
Aerospace & Defense – (0.0)%(d)
Kaman Corp.	(466)	$(11,753)
Asset Management – (0.1)%
Affiliated Managers Group, Inc.	(557)	(96,216)
WisdomTree, Inc.	(53,371)	(307,417)
		(403,633)
Biotechnology & Pharmaceuticals – (0.4)%
Coherus Biosciences, Inc.	(34,793)	(295,045)
Halozyme Therapeutics, Inc.	(6,369)	(329,723)
Insmed, Inc.	(21,255)	(457,620)
Jazz Pharmaceuticals PLC	(1,058)	(165,746)
		(1,248,134)
Cable & Satellite – (0.0)%(d)
Cable One, Inc.	(144)	(113,743)
Consumer Services – (0.2)%
Chegg, Inc.	(2,880)	(59,789)
Stride, Inc.	(12,674)	(544,095)
		(603,884)
E-Commerce Discretionary – (0.1)%
Etsy, Inc.	(2,128)	(292,770)
Wayfair, Inc., Class A	(2,189)	(132,435)
		(425,205)
Electric Utilities – (0.1)%
NRG Energy, Inc.	(7,936)	(271,570)
Electrical Equipment – (0.0)%(d)
Mesa Laboratories, Inc.	(829)	(161,274)
Engineering & Construction – (0.2)%
Fluor Corp.	(18,778)	(690,092)
Household Products – (0.1)%
Beauty Health (The) Co.	(16,691)	(190,277)
Institutional Financial Services – (0.3)%
Cowen, Inc., Class A	(20,049)	(779,505)
Intercontinental Exchange, Inc.	(317)	(34,093)
		(813,598)
Internet Media & Services – (0.3)%
Groupon, Inc.	(3,063)	(25,300)
Snap, Inc., Class A	(3,615)	(41,790)
TripAdvisor, Inc.	(6,354)	(148,048)
Upwork, Inc.	(5,730)	(74,261)
Ziff Davis, Inc.	(5,088)	(455,274)
Zillow Group, Inc., Class C	(2,777)	(122,771)
		(867,444)

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Number of Shares	Value
Leisure Facilities & Services – (0.6)%
Carnival Corp.	(23,490)	$(254,162)
Cheesecake Factory (The), Inc.	(6,043)	(237,188)
Live Nation Entertainment, Inc.	(2,630)	(211,689)
Marcus (The) Corp.	(29,850)	(451,929)
Marriott Vacations Worldwide Corp.	(1,189)	(190,287)
Norwegian Cruise Line Holdings Ltd.	(19,560)	(297,507)
Royal Caribbean Cruises Ltd.	(4,319)	(280,476)
		(1,923,238)
Leisure Products – (0.2)%
Topgolf Callaway Brands Corp.	(16,278)	(398,648)
Winnebago Industries, Inc.	(4,295)	(273,506)
		(672,154)
Machinery – (0.2)%
Xylem, Inc.	(4,918)	(511,521)
Medical Equipment & Devices – (0.5)%
CONMED Corp.	(1,907)	(182,614)
Exact Sciences Corp.	(6,047)	(408,294)
Haemonetics Corp.	(2,745)	(232,227)
Lantheus Holdings, Inc.	(1,674)	(96,255)
Meridian Bioscience, Inc.(e)(f)	(15,900)	(540,600)
		(1,459,990)
Oil & Gas Producers – (0.4)%
Permian Resources Corp.	(44,094)	(479,302)
Pioneer Natural Resources Co.	(3,072)	(707,635)
		(1,186,937)
Oil, Gas Services & Equipment – (0.1)%
Helix Energy Solutions Group, Inc.	(45,482)	(360,672)
Real Estate Investment Trusts – (0.3)%
Pebblebrook Hotel Trust	(28,001)	(459,216)
Summit Hotel Properties, Inc.	(54,296)	(462,602)
		(921,818)
Real Estate Services – (0.1)%
Anywhere Real Estate, Inc.	(19,928)	(168,989)
	Number of Shares	Value
Renewable Energy – (0.4)%
Array Technologies, Inc.	(35,129)	$(780,918)
Sunnova Energy International, Inc.	(24,596)	(479,130)
		(1,260,048)
Retail - Discretionary – (0.1)%
Patrick Industries, Inc.	(4,625)	(328,236)
Semiconductors – (0.9)%
Broadcom, Inc.	(2,413)	(1,411,629)
Impinj, Inc.	(3,105)	(402,967)
MACOM Technology Solutions Holdings, Inc.	(5,485)	(367,605)
MaxLinear, Inc.	(5,336)	(219,843)
Semtech Corp.	(12,041)	(397,714)
		(2,799,758)
Software – (1.1)%
Bandwidth, Inc., Class A	(1,245)	(30,976)
Bentley Systems, Inc., Class B	(6,706)	(261,869)
BigCommerce Holdings, Inc., Series 1	(4,453)	(54,594)
Blackline, Inc.	(2,712)	(194,721)
Ceridian HCM Holding, Inc.	(2,465)	(178,170)
Envestnet, Inc.	(8,403)	(546,195)
Five9, Inc.	(1,138)	(89,652)
Jamf Holding Corp.	(5,672)	(112,703)
LivePerson, Inc.	(4,022)	(51,803)
Mitek Systems, Inc.	(16,500)	(162,690)
New Relic, Inc.	(293)	(17,888)
NextGen Healthcare, Inc.	(11,225)	(213,499)
Progress Software Corp.	(10,117)	(536,606)
RingCentral, Inc., Class A	(428)	(16,705)
Splunk, Inc.	(1,229)	(117,701)
Verint Systems, Inc.	(7,102)	(269,663)
Workiva, Inc.	(4,238)	(366,714)
		(3,222,149)
Specialty Finance – (0.4)%
Encore Capital Group, Inc.	(11,503)	(640,947)
EZCORP, Inc., Class A	(24,286)	(221,245)
LendingTree, Inc.	(204)	(8,091)
PRA Group, Inc.	(2,029)	(81,647)
SoFi Technologies, Inc.	(34,357)	(238,094)
		(1,190,024)
Technology Hardware – (0.3)%
Infinera Corp.	(47,085)	(344,662)
Lumentum Holdings, Inc.	(2,461)	(148,103)
NCR Corp.	(10,186)	(279,300)
		(772,065)

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Number of Shares	Value
Technology Services – (0.2)%
I3 Verticals, Inc., Class A	(6,596)	$(190,756)
Perficient, Inc.	(2,690)	(199,437)
Sabre Corp.	(44,027)	(299,824)
		(690,017)
Transportation & Logistics – (0.2)%
Air Transport Services Group, Inc.	(10,387)	(294,056)
CryoPort, Inc.	(1,692)	(38,628)
JetBlue Airways Corp.	(8,370)	(66,960)
Spirit Airlines, Inc.	(4,377)	(86,840)
		(486,484)
Transportation Equipment – (0.1)%
Greenbrier (The) Cos., Inc.	(9,301)	(287,587)
Wholesale - Discretionary – (0.1)%
IAA, Inc.	(5,761)	(240,407)
Total Common Stocks (Proceeds $24,370,614)		(24,318,929)

Par(a)
Mortgage-Backed Securities – (1.9)%
Government National Mortgage Association – (0.0)%(d)
Pool, 2/01/53(k)	$(150,000)	(129,616)
	Par(a)	Value
Uniform Mortgage-Backed Securities – (1.9)%
Pool, 2/01/53(k)	$(6,382,000)	$(5,587,427)
Total Mortgage-Backed Securities (Proceeds $5,653,383)		(5,717,043)

	Number of Shares
Rights – 0.0%(d)
Biotechnology & Pharmaceuticals — 0.0%(d)
Ligand Pharmaceuticals, Inc. Cvr	(104)	—
Total Rights (Proceeds $—)		—
Total Short Positions – (9.9)% (Proceeds $30,023,997)		(30,035,972)
Total Written Options – (0.0)%(d) (Premiums Received $176,335)		(54,602)
Other Assets less Liabilities – 5.9%(o)		17,971,103
NET ASSETS – 100.0%		$302,969,930
Percentages shown are based on Net Assets.
All securities are United States companies, unless noted otherwise in parentheses.

(a)	Par value is in USD unless otherwise indicated.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	All or a portion of the security was held as collateral for open futures, options, securities sold short and/or swap agreements.
(d)	Amount rounds to less than 0.05%.
(e)	Security represents underlying investment on open options contracts.
(f)	Investment is valued using significant unobservable inputs (Level 3).
(g)	Zero coupon bond.
(h)	Variable rate security. Rate as of January 31, 2023 is disclosed.
(i)	Distributions from this security are made via payments in-kind (PIK) unless otherwise noted in the description.
(j)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate as of January 31, 2023 is disclosed.
(k)	When-Issued Security. Coupon rate was not yet in effect at January 31, 2023.
(l)	7-day current yield as of January 31, 2023 is disclosed.
(m)	Discount rate at the time of purchase.
(n)	Securities sold short are not owned by the Fund and cannot produce income.
(o)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
*	Non-Income Producing Security

Abbreviations:
1M	1 Month
1Y	1 Year

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
3M	3 Month
5Y	5 Year
ADR	American Depositary Receipt
BDC	Business Development Company
CME	Chicago Mercantile Exchange
CMT	Constant Maturity
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
Freddie Mac	Federal Home Loan Mortgage Corporation
L.P.	Limited Partnership
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
MSCI	Morgan Stanley Capital International
PLC	Public Limited Company
REMIC	Real Estate Mortgage Investment Conduit
S&P	Standards & Poor's
SOFR	United States Secured Overnight Financing Rate
STACR	Structured Agency Credit Risk
USD	United States Dollar
Concentration by Currency (%)(a)
U.S. Dollar	73.4
All other currencies less than 5%	26.6
Total	100.0
(a) Percentages shown are based on Net Assets.
Country Diversification (%)(a)
United States	68.8
All other countries less than 5%	31.2
Total	100.0

(a) Percentages shown are based on Net Assets.

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Futures Contracts outstanding at January 31, 2023: Exchange Traded

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
10-Year Canadian Government Bond	22	3/22/2023	CAD	2,087,648	$42,458
Ultra U.S. Treasury Bond	7	3/22/2023	USD	992,250	(20,867)
Long Gilt	5	3/29/2023	GBP	644,226	(3)
Total Long Contracts					$21,588
Short Contracts
Euro-BTP Italian Government Bond	(5)	3/08/2023	EUR	620,328	$20,704
Euro-Bund	(15)	3/08/2023	EUR	2,231,158	81,905
Euro-OAT	(17)	3/08/2023	EUR	2,430,694	102,843
10-Year Australian Treasury Bond	(14)	3/15/2023	AUD	1,190,033	(34,458)
10-Year U.S. Treasury Note	(31)	3/22/2023	USD	3,549,984	(4,621)
U.S. Treasury Long Bond	(49)	3/22/2023	USD	6,363,875	(181,223)
Ultra 10-Year U.S. Treasury Note	(56)	3/22/2023	USD	6,787,375	(109,323)
2-Year U.S. Treasury Note	(5)	3/31/2023	USD	1,028,242	(3,944)
5-Year U.S. Treasury Note	(195)	3/31/2023	USD	21,302,227	(239,052)
Total Short Contracts					$(367,169)
					$(345,581)

Forward Foreign Currency Exchange Contracts outstanding at January 31, 2023:

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)

03/15/23	Euro	1,063	U.S. Dollars	1,143	Morgan Stanley	$16,230
03/15/23	U.S. Dollars	487	Swedish Krona	4,995	Morgan Stanley	8,067
03/15/23	Canadian Dollars	321	U.S. Dollars	236	Citibank	4,967
03/15/23	Canadian Dollars	292	U.S. Dollars	217	Morgan Stanley	2,607
03/15/23	U.S. Dollars	31	Swedish Krona	320	Deutsche Bank	527
03/15/23	U.S. Dollars	103	Hong Kong Dollars	800	JPMorgan Chase	520
03/15/23	U.S. Dollars	116	Euro	106	Morgan Stanley	339
03/15/23	Swedish Krona	127	U.S. Dollars	12	Morgan Stanley	250
03/15/23	New Zealand Dollars	20	U.S. Dollars	13	Morgan Stanley	141
03/15/23	U.S. Dollars	2	New Zealand Dollars	4	Morgan Stanley	10
Total Unrealized Appreciation						$33,658

03/15/23	New Zealand Dollars	6	U.S. Dollars	(4)	Morgan Stanley	$(11)
03/15/23	U.S. Dollars	44	Euro	(40)	Citibank	(35)
03/15/23	U.S. Dollars	7	Australian Dollars	(10)	Deutsche Bank	(102)

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Forward Foreign Currency Exchange Contracts outstanding at January 31, 2023: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
03/15/23	U.S. Dollars	23	Swedish Krona	(242)	Morgan Stanley	$(117)
03/15/23	U.S. Dollars	13	New Zealand Dollars	(20)	Citibank	(134)
03/15/23	U.S. Dollars	7	Canadian Dollars	(10)	Citibank	(168)
03/15/23	U.S. Dollars	21	Australian Dollars	(30)	Citibank	(370)
03/15/23	U.S. Dollars	44	Swiss Francs	(40)	Bank of America	(382)
03/15/23	U.S. Dollars	21	Australian Dollars	(30)	Morgan Stanley	(460)
03/15/23	Swedish Krona	419	U.S. Dollars	(41)	Morgan Stanley	(632)
03/15/23	British Pounds	322	U.S. Dollars	(398)	Morgan Stanley	(857)
03/15/23	U.S. Dollars	44	Canadian Dollars	(60)	Deutsche Bank	(910)
03/15/23	U.S. Dollars	88	New Zealand Dollars	(138)	Morgan Stanley	(1,009)
03/15/23	U.S. Dollars	225	Euro	(210)	Deutsche Bank	(3,733)
03/15/23	U.S. Dollars	206	Canadian Dollars	(280)	Bank of America	(4,660)
03/15/23	U.S. Dollars	2,924	British Pounds	(2,377)	Morgan Stanley	(8,089)
03/15/23	U.S. Dollars	1,660	Euro	(1,561)	Morgan Stanley	(41,177)
03/15/23	U.S. Dollars	2,997	Canadian Dollars	(4,059)	Morgan Stanley	(53,968)
Total Unrealized Depreciation						$(116,814)
Net Unrealized Depreciation						$(83,156)

Written Put Option Contracts outstanding at January 31, 2023: Exchange Traded

Description	Number of Contracts	Notional Amount		Exercise Price	Expiration Date	Value
Activision Blizzard, Inc.	72	USD	551,304	55.00	2/17/2023	$(72)
iShares 20+ Year Treasury Bond ETF	1,040	USD	11,145,680	90.00	3/17/2023	(7,280)
iShares iBoxx High Yield Corporate Bond ETF	1,500	USD	11,449,500	69.00	5/19/2023	(47,250)
Total Written Put Options Contracts (Premiums Received $176,335)						$(54,602)

Long Contracts for Difference at January 31, 2023: Over the Counter

Reference Company	The Fund Pays Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Value	Unrealized Appreciation (Depreciation)
Advanced Auto Parts, Inc.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	1,323	Monthly	$201,169	$3,764
Air Products & Chemicals, Inc.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	363	Monthly	116,272	4,356
Albemarle Corp.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	848	Monthly	238,296	32,173
Alexandria Real Estate Equities, Inc.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	1,822	Monthly	292,451	7,995
Allstate Corp.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	3,440	Monthly	441,247	(23,412)
Altria Group, Inc.	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	9,819	Monthly	441,916	1,927

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Long Contracts for Difference at January 31, 2023: Over the Counter (continued)

Reference Company	The Fund Pays Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Value	Unrealized Appreciation (Depreciation)
American Electric Power Co., Inc.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	4,724	Monthly	$443,191	$(4,928)
American Express Co.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	1,544	Monthly	269,724	31,755
American International Group, Inc.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	6,191	Monthly	390,907	(2,219)
American International Group, Inc.	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	5,856	Monthly	369,938	424
Amgen, Inc.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	1,690	Monthly	425,469	(29,565)
AMN Healthcare Services, Inc.	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	2,621	Monthly	250,963	(15,514)
Antero Resources Corp.	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	1,038	Monthly	29,912	(1,768)
Apache Corp.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	10,023	Monthly	443,636	(8,802)
Apache Corp.	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	6,014	Monthly	266,395	(6,400)
Applied Materials, Inc.	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	3,154	Monthly	351,357	(8,688)
Aramark Services, Inc.	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	9,754	Monthly	434,015	(4,818)
Arrow Electronics, Inc.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	1,795	Monthly	210,548	6,008
AT&T, Inc.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	18,103	Monthly	368,230	18,299
Atmos Energy Corp.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	1,774	Monthly	208,012	6,148
Autodesk, Inc.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	1,231	Monthly	264,461	17,399
AutoZone, Inc.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	149	Monthly	362,858	11,832
AutoZone, Inc.	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	179	Monthly	436,242	21,148
AvalonBay Communities, Inc.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	345	Monthly	61,128	2,475
Avantor, Inc.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	1,977	Monthly	47,158	3,150
Avis Budget Group, Inc.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	2,323	Monthly	463,983	12,090
Avis Budget Group, Inc.	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	1,952	Monthly	390,192	11,114
Baxter International, Inc.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	7,542	Monthly	344,172	8,450
Baxter International, Inc.	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	9,590	Monthly	437,841	4,948
Berkshire Hathaway, Inc., Class B	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	1,376	Monthly	428,330	1,192
Best Buy Co., Inc.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	2,989	Monthly	264,739	16,875
Biogen, Inc.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	1,271	Monthly	369,178	1,109
Boeing (The) Co.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	1,119	Monthly	238,509	1,990
BorgWarner, Inc.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	10,471	Monthly	494,369	31,027
BorgWarner, Inc.	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	3,902	Monthly	184,355	10,053
Boston Properties, Inc.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	5,017	Monthly	373,096	43,379
Boyd Gaming Corp.	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	7,520	Monthly	468,229	14,247
Bristol-Myers Squibb Co.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	3,861	Monthly	279,820	5,510
Bristol-Myers Squibb Co.	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	2,176	Monthly	157,967	(1,447)
Builders FirstSource, Inc.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	4,781	Monthly	380,501	37,512
Cable One, Inc.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	140	Monthly	110,285	3,151
Caesars Entertainment, Inc.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	5,558	Monthly	288,907	20,567
Camden Property Trust REIT	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	1,346	Monthly	165,601	7,123
Campbell Soup	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	4,378	Monthly	226,988	(12,313)
Canadian Natural Resources Ltd.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	2,553	Monthly	156,712	4,965

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Long Contracts for Difference at January 31, 2023: Over the Counter (continued)

Reference Company	The Fund Pays Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Value	Unrealized Appreciation (Depreciation)
Cardinal Health, Inc.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	2,655	Monthly	$204,584	$(1,364)
Cardinal Health, Inc.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	3,113	Monthly	240,120	2,224
Cardinal Health, Inc.	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	4,630	Monthly	357,409	7,977
Centene Corp.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	541	Monthly	41,221	195
CF Industries Holdings, Inc.	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	4,229	Monthly	357,924	(3,740)
CH Robinson Worldwide, Inc.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	3,752	Monthly	375,313	27,577
Chubb Limited	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	1,979	Monthly	449,040	6,714
Cigna Corp.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	1,110	Monthly	350,976	1,326
Cisco Systems, Inc.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	9,568	Monthly	464,980	4,950
Clarivate PLC	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	23,738	Monthly	263,771	4,552
Clorox (The) Co.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	256	Monthly	37,000	522
CME Group, Inc., Class A	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	2,039	Monthly	359,942	4,422
Colgate-Palmolive Co.	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	2,378	Monthly	177,108	(1,782)
ConocoPhillips	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	3,798	Monthly	462,519	6,265
Coterra Energy, Inc.	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	12,282	Monthly	307,180	(9,450)
Crown Castle International Corp.	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	2,438	Monthly	360,826	7,853
CSX Corp.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	11,048	Monthly	340,717	(14,365)
CSX Corp.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	14,317	Monthly	441,977	(24,757)
CVS Health Corp.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	6,440	Monthly	566,695	(21,623)
CVS Health Corp.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	2,505	Monthly	220,676	(2,224)
Darden Restaurants, Inc.	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	2,389	Monthly	351,548	(2,375)
Darling Ingredients, Inc.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	1,125	Monthly	74,368	(669)
DaVita, Inc.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	5,642	Monthly	463,736	19,654
Dell Technologies, Inc., Class C	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	6,546	Monthly	265,696	(2,952)
Delta Air Lines, Inc.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	11,179	Monthly	436,108	23,659
Devon Energy Corp.	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	31	Monthly	1,959	(80)
Dominion Energy, Inc.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	1,709	Monthly	108,545	2,983
DTE Energy Co.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	176	Monthly	20,450	(197)
Duke Energy Corp.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	4,505	Monthly	460,828	(8,683)
DuPont de Nemours, Inc.	U.S. Fed Funds	2/8/2023	JPMorgan Chase	244	Monthly	18,044	326
DXC Technology	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	1,903	Monthly	54,589	(788)
DXC Technology	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	5,793	Monthly	166,306	(2,502)
Eastman Chemical Co.	U.S. Fed Funds	2/8/2023	JPMorgan Chase	181	Monthly	15,959	32
Ebay, Inc.	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	7,212	Monthly	356,722	12,998
Elanco Animal Health, Inc.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	27,661	Monthly	379,250	24,359
Elastic N.V.	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	6,450	Monthly	379,240	9,590
Energy, Inc.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	1,575	Monthly	98,548	85
Entergy Corp.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	890	Monthly	96,249	253
EOG Resources, Inc.	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	619	Monthly	81,800	(1,257)
EQT Corp.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	6,572	Monthly	214,358	(16,911)
Equitable Holdings, Inc.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	7,028	Monthly	224,868	16,558
Equity Residential	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	1,190	Monthly	75,734	1,044
Eversource Energy	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	4,313	Monthly	354,830	10,264

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Long Contracts for Difference at January 31, 2023: Over the Counter (continued)

Reference Company	The Fund Pays Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Value	Unrealized Appreciation (Depreciation)
Exelon Corp.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	1,199	Monthly	$50,453	$(2,483)
Exelon Corp.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	9,257	Monthly	389,949	(9,583)
Expedia Group, Inc.	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	2,370	Monthly	270,684	(3,596)
Extra Space Storage, Inc.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	245	Monthly	38,651	1,105
Factset Research Systems, Inc.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	805	Monthly	340,025	(3,398)
Fair Isaac Corporation	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	560	Monthly	372,377	20,764
FedEx Corp.	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	2,187	Monthly	423,684	5,313
Fox Corp., Class A	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	10,431	Monthly	353,772	12,991
General Mills, Inc.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	359	Monthly	28,131	240
General Mills, Inc.	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	272	Monthly	21,298	245
General Motors Co.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	11,632	Monthly	456,727	30,880
Gilead Sciences, Inc.	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	4,176	Monthly	350,275	2,592
Goodyear Tire & Rubber (The) Co.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	38,981	Monthly	437,856	(12,374)
H&R Block, Inc.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	12,223	Monthly	475,349	33,610
H&R Block, Inc.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	9,881	Monthly	384,592	7,533
Halliburton Co.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	5,756	Monthly	236,893	(7,910)
Hartford Financial Services Group (The), Inc.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	2,178	Monthly	168,616	1,237
Hartford Financial Services Group (The), Inc.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	2,685	Monthly	208,103	4,569
Healthpeak Properties, Inc.	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	13,463	Monthly	369,686	2,012
Honeywell International, Inc.	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	2,096	Monthly	436,651	8,103
HP, Inc.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	3,860	Monthly	112,389	3,066
HP, Inc.	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	11,709	Monthly	340,948	6,070
Humana, Inc.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	704	Monthly	359,716	14,432
International Business Machines Corp.	U.S. Fed Funds + 0.15%	2/27/2023	Goldman Sachs	670	Monthly	90,269	(209)
International Paper Co.	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	12,484	Monthly	521,728	53,953
Intuit, Inc.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	569	Monthly	240,184	17,449
Johnson & Johnson	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	2,552	Monthly	416,384	(23,479)
Johnson Controls International PLC	U.S. Fed Funds	2/8/2023	JPMorgan Chase	288	Monthly	20,036	319
Johnson Controls International PLC	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	6,833	Monthly	474,672	11,600
Kellogg Co.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	5,108	Monthly	349,778	(5,810)
Keysight Technologies, Inc.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	417	Monthly	74,777	126
Kimberly-Clarke Corp.	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	1,268	Monthly	164,725	(5,479)
Kinder Morgan, Inc.	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	3,499	Monthly	63,982	(1,659)
Kroger (The) Co.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	9,668	Monthly	430,368	(16,197)
Kroger (The) Co.	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	7,534	Monthly	335,989	(781)
L Brands, Inc.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	9,580	Monthly	439,699	8,599
L Brands, Inc.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	7,985	Monthly	366,837	485
L3Harris Technologies, Inc.	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	1,780	Monthly	382,119	36,354

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Long Contracts for Difference at January 31, 2023: Over the Counter (continued)

Reference Company	The Fund Pays Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Value	Unrealized Appreciation (Depreciation)
Laboratory Corporation of America Holdings	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	331	Monthly	$83,216	$2,634
Lam Research Corp.	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	688	Monthly	343,791	6,134
Life Storage, Inc.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	342	Monthly	36,899	2,318
LIncoln National Corp.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	13,942	Monthly	493,304	55,804
LIncoln National Corp.	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	9,977	Monthly	353,303	29,471
Live Nation Entertainment, Inc.	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	3,560	Monthly	286,341	15,994
Loews Corp.	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	4,547	Monthly	279,331	8,421
Lowe's Cos., Inc.	U.S. Fed Funds	2/8/2023	JPMorgan Chase	91	Monthly	18,951	517
Lowe's Cos., Inc.	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	2,153	Monthly	448,030	6,428
Macy's, Inc.	U.S. Fed Funds	2/8/2023	JPMorgan Chase	13,745	Monthly	324,159	31,306
Macy's, Inc.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	4,595	Monthly	108,557	1,083
Marathon Petroleum Corp.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	2,731	Monthly	350,167	34,027
Marathon Petroleum Corp.	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	3,379	Monthly	433,925	5,197
Marsh & McLennan Cos., Inc.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	1,915	Monthly	334,471	4,886
Martin Marietta Materials, Inc.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	919	Monthly	330,191	7,222
Marvell Technology, Inc.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	453	Monthly	19,505	2,780
Masco Corp.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	500	Monthly	26,537	1,357
Match Group, Inc.	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	6,732	Monthly	364,057	13,522
Mcdonalds Corp.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	828	Monthly	220,855	(428)
Mcdonalds Corp.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	1,282	Monthly	342,276	(9,133)
Mcdonalds Corp.	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	743	Monthly	198,527	(1,555)
McKesson Corp.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	480	Monthly	181,309	(2,032)
McKesson Corp.	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	198	Monthly	74,906	650
MGM Resorts International	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	20,602	Monthly	851,889	49,029
Mid-America Apartment Communities, Inc.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	110	Monthly	18,337	431
Mosaic (The) Co.	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	7,700	Monthly	381,178	8,883
Murphy Oil Corp.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	10,232	Monthly	445,567	14,800
Murphy Oil USA, Inc.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	1,270	Monthly	344,964	4,706
Nasdaq, Inc.	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	5,211	Monthly	313,438	(9,496)
NetApp, Inc.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	5,715	Monthly	377,594	12,977
Netflix, Inc.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	961	Monthly	339,841	(5,966)
Netflix, Inc.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	1,280	Monthly	452,351	34,268
Norfolk Southern Corp.	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	1,764	Monthly	433,281	(17,788)
Northrop Grumman Corp.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	782	Monthly	349,974	(1,618)
Norwegian Cruise Line Holdings Ltd.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	1,818	Monthly	27,627	(647)
Nucor Corp.	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	2,070	Monthly	349,600	31,130
Nutrien ltd.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	214	Monthly	17,630	1,180
NXP Semiconductors N.V.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	867	Monthly	159,584	12,390
Occidental Petroleum Corp.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	1,636	Monthly	105,643	808
Olin Corp.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	7,301	Monthly	470,457	61,382

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Long Contracts for Difference at January 31, 2023: Over the Counter (continued)

Reference Company	The Fund Pays Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Value	Unrealized Appreciation (Depreciation)
Olin Corp.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	5,902	Monthly	$380,670	$53,640
O'Reilly Automotive, Inc.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	122	Monthly	96,623	(937)
Ovintiv, Inc.	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	3,801	Monthly	186,959	(8,222)
Owens Corning	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	3,492	Monthly	337,277	22,946
Parker-Hannifin Corp.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	120	Monthly	39,063	1,298
PBF Energy, Inc., Class A	U.S. Fed Funds	2/8/2023	JPMorgan Chase	2,208	Monthly	92,714	335
Penn National Gaming, Inc.	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	10,582	Monthly	374,844	15,902
Pfizer, Inc.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	7,640	Monthly	337,048	(7,415)
Pfizer, Inc.	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	9,527	Monthly	420,389	(8,135)
Phillips 66	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	3,304	Monthly	330,781	(7,912)
PPG Industries, Inc.	U.S. Fed Funds	2/8/2023	JPMorgan Chase	131	Monthly	17,074	70
PTC Therapeutics, Inc.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	1,870	Monthly	251,837	8,307
Public Storage	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	1,277	Monthly	388,362	16,947
Quest Diagnostics, Inc.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	219	Monthly	32,515	247
Quest Diagnostics, Inc.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	2,894	Monthly	429,057	2,047
Range Resources Corp.	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	11,890	Monthly	297,247	(22,356)
Republic Services, Inc.	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	2,811	Monthly	350,608	3,955
Royal Caribbean Cruises Ltd.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	6,804	Monthly	441,087	33,618
Royal Caribbean Cruises Ltd.	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	3,662	Monthly	237,662	5,119
SBA Communications Corp.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	1,142	Monthly	338,948	6,181
Seagate Technology, LLC	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	5,357	Monthly	362,289	65,833
SM Energy Co.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	10,903	Monthly	357,546	23,042
Southwest Airlines Co.	U.S. Fed Funds + 0.15%	1/24/2024	Barclays	1,703	Monthly	60,826	(1,657)
Southwestern Energy	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	36,887	Monthly	203,282	(18,409)
Steel Dynamics, Inc.	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	3,139	Monthly	378,451	38,257
Steris, PLC	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	557	Monthly	71,325	2,163
Synchrony Financial	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	1,674	Monthly	61,410	4,550
Sysco Corp.	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	486	Monthly	37,617	(899)
Take-Two Interactive Software, Inc.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	1,266	Monthly	143,149	10,802
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	5,311	Monthly	398,129	(3,383)
Toll Brothers, Inc.	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	8,075	Monthly	480,041	27,518
Transocean Ltd.	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	19,949	Monthly	134,362	10,080
Trimble, Inc.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	349	Monthly	20,218	1,986
Tyson Foods, Inc., Class A	U.S. Fed Funds	2/8/2023	JPMorgan Chase	5,699	Monthly	373,774	(707)
Uber Technologies, Inc.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	12,177	Monthly	376,097	20,529
UDR, Inc.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	5,689	Monthly	241,943	16,972
Union Pacific Corp.	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	2,055	Monthly	419,285	(12,532)
United States Steel Corp.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	4,931	Monthly	140,339	2,011
United States Steel Corp.	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	6,146	Monthly	174,969	1,652
UnitedHealth Group, Inc.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	900	Monthly	448,623	12,076
Valero Energy Corp.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	1,187	Monthly	165,926	2,583
Valero Energy Corp.	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	1,273	Monthly	178,092	(4,049)
VeriSign, Inc.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	241	Monthly	52,510	549

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Long Contracts for Difference at January 31, 2023: Over the Counter (continued)

Reference Company	The Fund Pays Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Value	Unrealized Appreciation (Depreciation)
Voya Financial, Inc.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	1,327	Monthly	$92,447	$1,109
Voya Financial, Inc.	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	469	Monthly	32,621	480
Vulcan Materials Co.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	488	Monthly	89,330	241
Walt Disney (The) Co.	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	2,928	Monthly	317,389	7,929
Waste Connections, Inc.	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	2,622	Monthly	348,209	9,499
Waste Management, Inc.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	783	Monthly	120,985	512
WestRock Co.	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	12,027	Monthly	471,604	26,726
Weyerhaeuser Co.	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	24,099	Monthly	829,115	49,272
Whirlpool Corp.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	1,010	Monthly	156,949	1,153
Williams (The) Cos., Inc.	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	7,244	Monthly	233,378	4,168
Xcel Energy, Inc.	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	27	Monthly	1,855	19
Xerox Holdings Corp.	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	13,622	Monthly	222,953	(9,302)
Zoetis , Inc.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	54	Monthly	8,916	975
ZoomInfo Technologies, Inc.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	2,175	Monthly	61,348	4,566
Total (Cost $59,026,330)				1,038,546		$60,406,984	$1,380,654

Short Contracts for Difference at January 31, 2023: Over the Counter

Reference Company	The Fund Receives Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Value	Unrealized Appreciation (Depreciation)
3M Co.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	1,282	Monthly	$(147,473)	$9,726
Advanced Micro Devices, Inc.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	5,976	Monthly	(448,905)	8,438
AES (The) Corp.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	16,258	Monthly	(444,677)	(1,646)
AES (The) Corp.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	13,096	Monthly	(358,791)	(6,377)
Aflac, Inc.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	3,840	Monthly	(281,931)	(3,761)
Alcoa Corp.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	539	Monthly	(28,157)	(592)
Ally Financial, Inc.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	6,688	Monthly	(216,934)	(38,809)
Ally Financial, Inc.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	14,549	Monthly	(472,132)	(78,727)
Ally Financial, Inc.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	1,898	Monthly	(61,645)	(340)
Amazon.com, Inc.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	3,710	Monthly	(382,364)	(20,565)
Amcor, PLC	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	18,909	Monthly	(227,939)	(1,031)
American Airlines Group, Inc.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	17,783	Monthly	(286,688)	933
American Express Co.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	2,555	Monthly	(446,946)	(53,476)
Aptiv PLC	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	831	Monthly	(93,943)	(4,735)
AT&T, Inc.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	1,879	Monthly	(38,275)	(183)
Baker Hughes Co., Class A	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	1,692	Monthly	(53,606)	(1,932)
Baker Hughes Co., Class A	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	10,041	Monthly	(318,490)	(11,336)
Ball Corp.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	6,349	Monthly	(369,028)	(16,214)
Ball Corp.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	5,182	Monthly	(301,651)	4,191
Barrick Gold Corp.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	15,880	Monthly	(310,454)	(8,264)

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Short Contracts for Difference at January 31, 2023: Over the Counter (continued)

Reference Company	The Fund Receives Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Value	Unrealized Appreciation (Depreciation)
Berkshire Hathaway, Inc., Class B	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	254	Monthly	$(78,801)	$620
Block, Inc.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	4,527	Monthly	(369,227)	(56,592)
Booking Holdings, Inc.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	148	Monthly	(360,003)	(4,569)
Booz Allen Hamilton Holding Corp.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	2,130	Monthly	(201,258)	1,087
Boston Scientific Corp.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	10,101	Monthly	(466,958)	(3,827)
Broadcom, Inc.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	623	Monthly	(364,212)	(1,857)
Brookfield Asset Management, Inc.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	3,879	Monthly	(143,864)	(12,599)
Brown & Brown, Inc.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	3,018	Monthly	(176,573)	10,422
Bunge Ltd.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	3,580	Monthly	(354,619)	(12,192)
Canadian Natural Resources Ltd.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	6,045	Monthly	(371,035)	(1,806)
Capital One Financial Corp.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	3,939	Monthly	(468,562)	(46,571)
Carnival Corp.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	7,344	Monthly	(79,391)	(663)
Catalent Pharma Solutions, Inc.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	1,214	Monthly	(65,010)	(367)
Caterpillar, Inc.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	1,201	Monthly	(302,661)	3,539
Caterpillar, Inc.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	1,793	Monthly	(452,150)	941
CDW Corporation of Delaware	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	94	Monthly	(18,411)	211
Celanese Corp.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	3,038	Monthly	(374,120)	(598)
Cenovus Energy, Inc.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	7,128	Monthly	(142,276)	(4,826)
Charles River Laboratories International, Inc.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	593	Monthly	(144,194)	(908)
Charter Communications, Inc., Class A	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	605	Monthly	(232,324)	3,917
Ciena Corpment, Corp.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	5,339	Monthly	(277,408)	(4,532)
Ciena Corpment, Corp.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	1,787	Monthly	(92,897)	(1,295)
Cleveland Cliffs, Inc.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	12,154	Monthly	(258,923)	(37,963)
Cleveland Cliffs, Inc.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	220	Monthly	(4,615)	(81)
Comcast Corp., Class A	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	4,361	Monthly	(171,605)	(2,682)
Comcast Corp., Class A	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	7,591	Monthly	(298,496)	7,118
Conagra Brands, Inc.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	4,019	Monthly	(149,146)	13,302
Conagra Brands, Inc.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	3,206	Monthly	(119,086)	9,250
Conagra Brands, Inc.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	4,030	Monthly	(149,804)	1,039
Corteva, Inc.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	7,039	Monthly	(452,733)	(22,580)
Crocs, Inc.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	529	Monthly	(64,409)	(298)
Crown Holdings, Inc.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	1,057	Monthly	(93,120)	1,217
Cummins, Inc.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	1,408	Monthly	(350,949)	(160)
D.R. Horton, Inc.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	8,786	Monthly	(866,706)	(26,062)
Danaher Corp.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	773	Monthly	(204,308)	9,813
Deere & Co.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	941	Monthly	(397,569)	(12,380)
Dell Technologies, Inc., Class C	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	4,374	Monthly	(177,302)	(2,211)

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Short Contracts for Difference at January 31, 2023: Over the Counter (continued)

Reference Company	The Fund Receives Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Value	Unrealized Appreciation (Depreciation)
Dentsply Sirona, Inc.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	5,742	Monthly	$(211,453)	$3,355
Devon Energy Corp.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	4,304	Monthly	(271,384)	(3,675)
Diamondback Energy, Inc.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	1,553	Monthly	(226,613)	(294)
Diamondback Energy, Inc.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	945	Monthly	(138,026)	3,110
Discover Financial Services	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	1,098	Monthly	(128,169)	(10,329)
Discovery Incment, Inc.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	19,719	Monthly	(291,808)	(30,926)
DISH Network Corp., Class A	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	1,497	Monthly	(21,532)	264
Dollar General Corp.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	308	Monthly	(71,949)	97
Dollar Tree, Inc.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	262	Monthly	(39,347)	(385)
Dow, Inc.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	8,166	Monthly	(484,090)	(15,362)
Eastman Chemical Co.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	2,042	Monthly	(178,885)	3,772
Ecolab, Inc.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	1,341	Monthly	(207,182)	(279)
Emerson Electric Co.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	3,768	Monthly	(339,548)	3,521
Enbridge, Inc.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	11,076	Monthly	(452,883)	1,233
Entegris, Inc.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	4,384	Monthly	(353,642)	(5,112)
Equifax, Inc.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	1,660	Monthly	(368,797)	(29,094)
Equinix, Inc.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	101	Monthly	(74,501)	(2,153)
Equity Residential	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	7,458	Monthly	(474,702)	(17,004)
Estee Lauder (The) Cos., Inc., Class A	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	457	Monthly	(126,544)	(1,248)
Expedia Group, Inc.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	2,100	Monthly	(240,030)	1,142
Fidelity National Information Services, Inc.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	225	Monthly	(16,848)	(1,098)
Fidelity National Information Services, Inc.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	345	Monthly	(25,871)	(176)
FirstEnergy Corp.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	10,223	Monthly	(418,577)	20,910
FirstEnergy Corp.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	5,667	Monthly	(231,907)	1,149
Fiserv, Inc.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	1,861	Monthly	(198,419)	(1,814)
Flex Ltd.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	4,754	Monthly	(110,813)	2,855
FMC Corp.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	1,058	Monthly	(140,749)	(5,875)
Ford Motor Co.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	10,307	Monthly	(139,248)	(8,452)
Ford Motor Co.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	17,578	Monthly	(236,996)	(14,283)
Ford Motor Co.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	4,228	Monthly	(57,083)	(2,965)
Fortune Brands Home & Security, Inc.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	1,233	Monthly	(79,138)	(3,703)
Freeport-McMoRan, Inc.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	3,524	Monthly	(156,996)	(1,411)
Freeport-McMoRan, Inc.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	7,747	Monthly	(345,671)	2,556
Gap (The), Inc.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	15,708	Monthly	(212,755)	(11,221)
Gap (The), Inc.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	33,928	Monthly	(460,213)	(2,864)
Gen Digital Inc.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	975	Monthly	(22,404)	(164)
General Electric Co.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	3,319	Monthly	(266,979)	408
General Electric Co.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	3,751	Monthly	(301,886)	(2,376)
Global Payments, Inc.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	1,861	Monthly	(209,684)	1,409
Halliburton Co.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	6,719	Monthly	(276,868)	(4,694)
HCA Healthcare, Inc.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	1,451	Monthly	(369,403)	5,420

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Short Contracts for Difference at January 31, 2023: Over the Counter (continued)

Reference Company	The Fund Receives Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Value	Unrealized Appreciation (Depreciation)
HCA Healthcare, Inc.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	1,455	Monthly	$(371,127)	$12,717
Hess Corp.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	2,341	Monthly	(350,618)	(12,999)
Hess Corp.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	2,850	Monthly	(426,995)	15,211
Hewlett Packard Enterprise Co.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	4,243	Monthly	(68,392)	217
Home Depot (The), Inc.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	1,045	Monthly	(338,758)	(6,646)
Host Hotels & Resorts, Inc.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	21,643	Monthly	(407,452)	(30,647)
Host Hotels & Resorts, Inc.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	3,414	Monthly	(64,329)	(3,013)
Howmet Aerospace Inc.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	6,086	Monthly	(247,307)	(938)
Howmet Aerospace Inc.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	6,020	Monthly	(244,848)	(7,479)
Hyatt Hotels Corp., Class A	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	3,245	Monthly	(353,489)	(29,467)
Intel Corp.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	1,724	Monthly	(48,319)	2,711
International Flavors & Fragrances, Inc.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	211	Monthly	(23,713)	67
Iron Mountain, Inc.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	3,352	Monthly	(182,256)	(6,880)
Iron Mountain, Inc.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	7,555	Monthly	(412,186)	(17,513)
JM Smucker (The) Co.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	17	Monthly	(2,594)	49
Juniper Networks, Inc.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	6,911	Monthly	(223,060)	(2,945)
Kinder Morgan, Inc.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	2,953	Monthly	(53,973)	1,602
Kohls Corp.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	12,827	Monthly	(414,808)	(20,964)
Kohls Corp.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	9,047	Monthly	(292,785)	2,780
Kraft Heinz Foods Co.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	10,480	Monthly	(424,752)	(2,827)
Lamb Weston Holdings, Inc.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	4,440	Monthly	(443,310)	(2,030)
Las Vegas Sands Corp.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	6,334	Monthly	(373,278)	(28,392)
Lennar Corp.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	736	Monthly	(75,079)	(4,945)
Lennar Corp.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	1,220	Monthly	(124,823)	(5,837)
Lithia Motors, Inc., Class A	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	1,478	Monthly	(388,698)	(44,073)
Lockheed Martin Corp.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	483	Monthly	(223,755)	(729)
Lockheed Martin Corp.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	665	Monthly	(308,068)	(1,398)
Lumen Technologies, Inc.	U.S. Fed Funds	2/8/2023	JPMorgan Chase	4,139	Monthly	(21,730)	(217)
Lumen Technologies, Inc.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	63,496	Monthly	(333,202)	(6,197)
Marriott International, Inc., Class A	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	1,215	Monthly	(211,576)	(2,260)
McCormick & Co., Inc. (Non Voting)	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	3,901	Monthly	(292,706)	23,665
Medical Properties Trust, Inc.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	27,196	Monthly	(351,446)	(14,759)
Metlife, Inc.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	5,300	Monthly	(386,811)	(12,154)
MGIC Investment Corp.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	5,643	Monthly	(79,576)	(4,298)
MGIC Investment Corp.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	3,636	Monthly	(51,311)	(952)
Micron Technology, Inc.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	5,980	Monthly	(360,580)	(23,547)
Molina Healthcare, Inc.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	1,164	Monthly	(362,970)	(14,680)
Mondelez International, Inc., Class A	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	3,609	Monthly	(236,187)	5,688
Motorola Solutions, Inc.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	1,320	Monthly	(339,215)	4,790

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Short Contracts for Difference at January 31, 2023: Over the Counter (continued)

Reference Company	The Fund Receives Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Value	Unrealized Appreciation (Depreciation)
Motorola Solutions, Inc.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	1,042	Monthly	$(266,942)	$664
Newell Brands, Inc.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	13,542	Monthly	(216,051)	215
Newmont Corp.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	1,202	Monthly	(63,545)	(479)
NextEra Energy, Inc.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	339	Monthly	(25,300)	(199)
NextEra Energy, Inc.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	5,681	Monthly	(423,773)	42,233
Nike, Inc., Class B	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	699	Monthly	(88,893)	247
Nordstrom, Inc.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	4,797	Monthly	(93,551)	(14,353)
Nordstrom, Inc.	U.S. Fed Funds + (0.55)%	2/27/2023	Goldman Sachs	14,654	Monthly	(285,979)	(25,578)
Nordstrom, Inc.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	2,361	Monthly	(46,104)	(1,882)
NRG Energy, Inc.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	10,454	Monthly	(357,160)	(14,886)
NRG Energy, Inc.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	13,321	Monthly	(455,642)	(23,775)
Occidental Petroleum Corp.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	5,435	Monthly	(351,580)	173
Omnicom Group, Inc.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	4,071	Monthly	(349,596)	(8,935)
Omnicom Group, Inc.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	2,724	Monthly	(234,237)	(3,950)
Onemain Holdings, Inc.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	10,667	Monthly	(460,208)	(38,968)
Oneok, Inc.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	5,345	Monthly	(365,887)	6,820
Oracle Corp.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	644	Monthly	(56,968)	(873)
Oracle Corp.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	4,494	Monthly	(396,919)	1,249
Ovintiv, Inc.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	7,279	Monthly	(358,323)	5,554
Packaging Corp. Of America	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	704	Monthly	(100,461)	(6,854)
PayPal Holdings, Inc.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	1,079	Monthly	(87,869)	(2,088)
Philip Morris International, Inc.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	594	Monthly	(61,918)	(150)
Pioneer Natural Resources Co.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	1,487	Monthly	(342,058)	11,699
Procter & Gamble (The) Co.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	1,177	Monthly	(167,505)	11,446
Prologis, Inc.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	1,812	Monthly	(234,003)	(13,207)
Prudential Financial, Inc.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	3,905	Monthly	(409,726)	(15,009)
PulteGroup, Inc.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	7,026	Monthly	(398,797)	(60,635)
PulteGroup, Inc.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	7,583	Monthly	(431,254)	(44,066)
Quanta Services, Inc.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	2,440	Monthly	(370,591)	(32,310)
Radian Group, Inc.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	8,741	Monthly	(192,842)	(28,336)
Ralph Lauren Corp., Class A	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	1,885	Monthly	(233,296)	5,797
Raymond James Financial, Inc.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	3,130	Monthly	(352,568)	13,673
Raytheon Technologies Corp.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	4,612	Monthly	(459,557)	(202)
Ross Stores, Inc.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	3,040	Monthly	(359,298)	4,773
S&P Global, Inc.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	288	Monthly	(107,809)	(1,995)
Salesforce.com, Inc.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	131	Monthly	(22,004)	(160)
Schlumberger Ltd.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	6,372	Monthly	(362,200)	(7,662)
Sealed Air Corp.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	3,582	Monthly	(196,151)	(3,720)
Sempra Energy	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	1,978	Monthly	(317,115)	2,866
Sempra Energy	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	101	Monthly	(16,183)	(150)
Sherwin-Williams (The) Co.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	8	Monthly	(1,890)	92
Sherwin-Williams (The) Co.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	1,817	Monthly	(429,684)	17,371

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Short Contracts for Difference at January 31, 2023: Over the Counter (continued)

Reference Company	The Fund Receives Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Value	Unrealized Appreciation (Depreciation)
Simon Property Group, Inc.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	3,000	Monthly	$(384,812)	$(9,752)
Southern (The) Co.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	4,056	Monthly	(273,933)	16,071
Southern (The) Co.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	1,731	Monthly	(116,987)	4,269
Southern Copper Corp.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	4,921	Monthly	(369,948)	(4,662)
Stanley Black & Decker, Inc.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	2,784	Monthly	(248,587)	(2,287)
Stryker Corp.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	1,183	Monthly	(300,207)	4,404
Tapestry, Inc.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	1,402	Monthly	(63,846)	(1,850)
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	1,261	Monthly	(94,478)	(496)
Target Corp.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	4,868	Monthly	(837,977)	(49,277)
TC Energy Corp.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	2,586	Monthly	(111,445)	(5,703)
TC Energy Corp.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	8,029	Monthly	(345,895)	(6)
Teck Resources Ltd., Class B	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	11,484	Monthly	(496,247)	(42,055)
Teledyne Technologies, Inc.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	877	Monthly	(371,628)	(6,822)
Teleflex, Inc.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	309	Monthly	(74,998)	4,462
Tenet Healthcare Corp.	U.S. Fed Funds + 0.20%	1/24/2024	Barclays	3,662	Monthly	(200,749)	(10,148)
Tesla, Inc.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	2,571	Monthly	(444,760)	(108,201)
Thermo Fisher Scientific, Inc.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	348	Monthly	(198,151)	(4,731)
T-Mobile US, Inc.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	1,129	Monthly	(168,234)	(273)
T-Mobile US, Inc.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	1,898	Monthly	(283,209)	(8,613)
TransDigm, Inc.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	308	Monthly	(220,508)	(20,055)
TransDigm, Inc.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	336	Monthly	(240,817)	(12,219)
Twilio Inc.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	6,222	Monthly	(371,995)	(28,167)
Tyson Foods, Inc., Class A	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	1,915	Monthly	(125,880)	(954)
United Airlines Holdings, Inc.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	8,914	Monthly	(435,892)	20,505
United Parcel Service, Inc., Class B	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	1,027	Monthly	(190,047)	(3,451)
United Rentals North America, Inc.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	357	Monthly	(157,377)	(22,560)
United Rentals North America, Inc.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	1,060	Monthly	(466,886)	(54,684)
Universal Health Services, Inc., Class B	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	2,912	Monthly	(431,049)	(4,295)
Ventas, Inc.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	1,449	Monthly	(75,054)	(4,560)
Verisk Analytics, Inc.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	359	Monthly	(65,143)	294
Verizon Communications, Inc.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	10,919	Monthly	(453,590)	(7,549)
Verizon Communications, Inc.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	1,995	Monthly	(82,932)	(3,870)
VF Corp.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	2,913	Monthly	(90,113)	(946)
ViacomCBS, Inc., Class B	U.S. Fed Funds + (0.57)%	2/8/2023	JPMorgan Chase	2,487	Monthly	(57,585)	(8,964)
ViacomCBS, Inc., Class B	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	34,417	Monthly	(797,098)	(68,834)

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Short Contracts for Difference at January 31, 2023: Over the Counter (continued)

Reference Company	The Fund Receives Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Value	Unrealized Appreciation (Depreciation)
VICI Properties, Inc.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	11,121	Monthly	$(379,016)	$(4,906)
Vistra Operations Co. LLC	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	20,042	Monthly	(461,579)	(17,967)
Walgreen Boots Alliance, Inc.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	8,153	Monthly	(300,088)	(3,889)
Walmart, Inc.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	2,957	Monthly	(425,338)	1,682
Welltower, Inc.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	4,977	Monthly	(372,983)	(16,082)
Western Digital Corp.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	8,448	Monthly	(371,290)	(18,248)
Western Union (The) Co.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	1,850	Monthly	(26,156)	393
Whirlpool Corp.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	1,095	Monthly	(170,310)	(4,010)
Willis Towers Watson, PLC	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	1,253	Monthly	(318,352)	(2,345)
Workday, Inc.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	433	Monthly	(78,507)	(2,113)
Yum Brands, Inc.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	2,042	Monthly	(266,501)	(368)
Zimmer Biomet Holdings, Inc.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	2,787	Monthly	(354,296)	(3,301)
Total (Cost $55,676,768)				1,114,712		$(57,204,339)	$(1,527,571)

Interest Rate Swap Contracts outstanding at January 31, 2023: Exchange Traded

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Maturity Date		Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
8.20% (Monthly)	28-Day MXN-TIIE-BANXICO (Monthly)	3/8/2028	MXN	2,040,000	$982	$—	$982
8.24% (Monthly)	28-Day MXN-TIIE-BANXICO (Monthly)	3/8/2028	MXN	1,400,000	555	—	555
8.29% (Monthly)	28-Day MXN-TIIE-BANXICO (Monthly)	3/8/2028	MXN	2,990,000	869	—	869
8.30% (Monthly)	28-Day MXN-TIIE-BANXICO (Monthly)	3/8/2028	MXN	1,920,000	517	—	517
9.00% (Monthly)	28-Day MXN-TIIE-BANXICO (Monthly)	3/8/2028	MXN	2,920,000	(3,579)	—	(3,579)
9.07% (Monthly)	28-Day MXN-TIIE-BANXICO (Monthly)	3/8/2028	MXN	4,710,000	(6,421)	—	(6,421)
1-Day CHF SARON (Annually)	2.06% (Annually)	3/15/2028	CHF	640,000	18,539	—	18,539
1-Day CHF SARON (Annually)	1.73% (Annually)	3/15/2028	CHF	320,000	3,725	907	2,818
1-Day CHF SARON (Annually)	1.54% (Annually)	3/15/2028	CHF	270,000	325	—	325
1-Day CHF SARON (Annually)	1.59% (Annually)	3/15/2028	CHF	260,000	1,120	136	984
1-Day CHF SARON (Annually)	1.51% (Annually)	3/15/2028	CHF	200,000	(45)	—	(45)
1-Day CHF SARON (Annually)	1.70% (Annually)	3/15/2028	CHF	190,000	1,859	—	1,859
1-Day CHF SARON (Annually)	1.71% (Annually)	3/15/2028	CHF	100,000	1,050	—	1,050
1-Day CHF SARON (Annually)	2.10% (Annually)	3/15/2028	CHF	70,000	2,159	—	2,159
1-Day GBP Sterling Overnight Index Average Rate (Annually)	3.60% (Annually)	3/15/2028	GBP	430,000	377	—	377

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Interest Rate Swap Contracts outstanding at January 31, 2023: Exchange Traded (continued)

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Maturity Date		Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1-Day GBP Sterling Overnight Index Average Rate (Annually)	3.80% (Annually)	3/15/2028	GBP	230,000	$2,750	$—	$2,750
1-Day GBP Sterling Overnight Index Average Rate (Annually)	3.86% (Annually)	3/15/2028	GBP	160,000	2,446	—	2,446
1-Day GBP Sterling Overnight Index Average Rate (Annually)	3.75% (Annually)	3/15/2028	GBP	120,000	1,117	—	1,117
1-Day GBP Sterling Overnight Index Average Rate (Annually)	4.50% (Annually)	3/15/2028	GBP	100,000	5,061	—	5,061
1-Day GBP Sterling Overnight Index Average Rate (Annually)	3.97% (Annually)	3/15/2028	GBP	100,000	2,137	—	2,137
1-Day GBP Sterling Overnight Index Average Rate (Annually)	4.01% (Annually)	3/15/2028	GBP	70,000	1,641	—	1,641
1-Day GBP Sterling Overnight Index Average Rate (Annually)	3.90% (Annually)	3/15/2028	GBP	50,000	866	—	866
1-Day THB THBRO (Quarterly)	2.21% (Quarterly)	3/15/2028	THB	6,150,000	272	—	272
1-Day THB THBRO (Quarterly)	2.10% (Quarterly)	3/15/2028	THB	2,690,000	(311)	—	(311)
1-Day THB THBRO (Quarterly)	2.05% (Quarterly)	3/15/2028	THB	2,690,000	(474)	—	(474)
1-Day THB THBRO (Quarterly)	2.24% (Quarterly)	3/15/2028	THB	2,005,000	172	—	172
2.67% (Quarterly)	3M SEK STBOR (Quarterly)	3/15/2028	SEK	2,590,000	1,282	—	1,282
2.68% (Semi-Annually)	1-Day SGD SIBOR (Semi-Annually)	3/15/2028	SGD	230,000	1,179	—	1,179
2.71% (Quarterly)	3M SEK STBOR (Quarterly)	3/15/2028	SEK	2,280,000	764	314	450
2.73% (Semi-Annually)	1-Day SGD SIBOR (Semi-Annually)	3/15/2028	SGD	130,000	470	—	470
2.77% (Quarterly)	3M SEK STBOR (Quarterly)	3/15/2028	SEK	2,420,000	179	—	179
2.79% (Quarterly)	3M SEK STBOR (Quarterly)	3/15/2028	SEK	2,410,000	(130)	—	(130)
2.92% (Semi-Annually)	1-Day SGD SORA (Semi-Annually)	3/15/2028	SGD	310,000	(956)	—	(956)
2.94% (Quarterly)	3M SEK STBOR (Quarterly)	3/15/2028	SEK	2,650,000	(1,871)	—	(1,871)
2.97% (Semi-Annually)	6M EUR EURIBOR (Semi-Annually)	3/15/2028	EUR	50,000	(56)	—	(56)
2-Day USD SOFR (Annually)	3.53% (Annually)	3/15/2028	USD	210,000	1,367	—	1,367
2-Day USD SOFR (Annually)	3.19% (Annually)	3/15/2028	USD	200,000	(1,727)	(485)	(1,242)
2-Day USD SOFR (Annually)	3.43% (Annually)	3/15/2028	USD	180,000	348	—	348
2-Day USD SOFR (Annually)	3.65% (Annually)	3/15/2028	USD	170,000	2,042	—	2,042
2-Day USD SOFR (Annually)	3.37% (Annually)	3/15/2028	USD	160,000	(117)	25	(142)
2-Day USD SOFR (Annually)	3.30% (Annually)	3/15/2028	USD	160,000	(607)	18	(625)
3.01% (Semi-Annually)	1-Day SGD SORA (Semi-Annually)	3/15/2028	SGD	985,000	(6,228)	—	(6,228)
3.02% (Quarterly)	3M SEK STBOR (Quarterly)	3/15/2028	SEK	2,170,000	(2,250)	—	(2,250)
3.07% (Semi-Annually)	1-Day SGD SIBOR (Semi-Annually)	3/15/2028	SGD	250,000	(2,115)	—	(2,115)
3.11% (Quarterly)	3M SEK STBOR (Quarterly)	3/15/2028	SEK	2,370,000	(3,459)	210	(3,669)
3.14% (Semi-Annually)	3M CAD CIDOR (Semi-Annually)	3/15/2028	CAD	310,000	1,853	350	1,503
3.16% (Semi-Annually)	3M CAD CIDOR (Semi-Annually)	3/15/2028	CAD	210,000	1,084	(33)	1,117
3.19% (Quarterly)	3M SEK STBOR (Quarterly)	3/15/2028	SEK	970,000	(1,733)	—	(1,733)
3.20% (Quarterly)	3M SEK STBOR (Quarterly)	3/15/2028	SEK	810,000	(1,504)	—	(1,504)
3.23% (Quarterly)	3M SEK STBOR (Quarterly)	3/15/2028	SEK	1,470,000	(2,914)	(257)	(2,657)

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Interest Rate Swap Contracts outstanding at January 31, 2023: Exchange Traded (continued)

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Maturity Date		Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3.24% (Semi-Annually)	1-Day SGD SORA (Semi-Annually)	3/15/2028	SGD	320,000	$(4,600)	$—	$(4,600)
3.26% (Semi-Annually)	3M CAD CIDOR (Semi-Annually)	3/15/2028	CAD	320,000	555	41	514
3.29% (Quarterly)	3M SEK STBOR (Quarterly)	3/15/2028	SEK	2,030,000	(4,503)	—	(4,503)
3.29% (Semi-Annually)	3M CAD CIDOR (Semi-Annually)	3/15/2028	CAD	430,000	304	(44)	348
3.38% (Semi-Annually)	6M NOK NIBOR (Semi-Annually)	3/15/2028	NOK	1,460,000	(2,371)	389	(2,760)
3.43% (Semi-Annually)	6M NOK NIBOR (Semi-Annually)	3/15/2028	NOK	1,060,000	(1,966)	86	(2,052)
3.51% (Semi-Annually)	1-Day SGD SORA (Semi-Annually)	3/15/2028	SGD	260,000	(6,168)	—	(6,168)
3.53% (Semi-Annually)	1-Day SGD SORA (Semi-Annually)	3/15/2028	SGD	360,000	(8,842)	—	(8,842)
3.57% (Semi-Annually)	6M NOK NIBOR (Semi-Annually)	3/15/2028	NOK	930,000	(2,350)	63	(2,413)
3.57% (Semi-Annually)	3M CAD CIDOR (Semi-Annually)	3/15/2028	CAD	270,000	(2,440)	(78)	(2,362)
3.58% (Semi-Annually)	3M CAD CIDOR (Semi-Annually)	3/15/2028	CAD	80,000	(739)	30	(769)
3.69% (Quarterly)	3M HKD HIBOR (Quarterly)	3/15/2028	HKD	426,400	(440)	—	(440)
3M HKD HIBOR (Quarterly)	3.28% (Quarterly)	3/15/2028	HKD	1,330,000	(1,841)	—	(1,841)
3M KRW KSDA (Quarterly)	3.28% (Quarterly)	3/15/2028	KRW	446,451,075	2,755	—	2,755
3M KRW KSDA (Quarterly)	3.01% (Quarterly)	3/15/2028	KRW	146,434,600	(580)	—	(580)
3M KRW KSDA (Quarterly)	2.98% (Quarterly)	3/15/2028	KRW	142,127,700	(713)	—	(713)
3M KRW KSDA (Quarterly)	2.96% (Quarterly)	3/15/2028	KRW	142,127,700	(830)	—	(830)
3M KRW KSDA (Quarterly)	3.29% (Quarterly)	3/15/2028	KRW	65,335,950	428	—	428
4.22% (Quarterly)	3M NZD BBR (Quarterly)	3/15/2028	NZD	270,000	769	—	769
4.30% (Quarterly)	3M NZD BBR (Quarterly)	3/15/2028	NZD	340,000	263	—	263
4.32% (Quarterly)	3M NZD BBR (Quarterly)	3/15/2028	NZD	220,000	(3)	—	(3)
4.43% (Quarterly)	3M NZD BBR (Quarterly)	3/15/2028	NZD	140,000	(443)	—	(443)
4.52% (Quarterly)	3M NZD BBR (Quarterly)	3/15/2028	NZD	60,000	(336)	—	(336)
5.07% (Semi-Annually)	6M PLN WIBOR (Semi-Annually)	3/15/2028	PLN	740,000	2,114	—	2,114
5.34% (Semi-Annually)	6M PLN WIBOR (Semi-Annually)	3/15/2028	PLN	170,000	48	—	48
5.94% (Semi-Annually)	6M PLN WIBOR (Semi-Annually)	3/15/2028	PLN	490,000	(2,637)	—	(2,637)
6.03% (Semi-Annually)	6M PLN WIBOR (Semi-Annually)	3/15/2028	PLN	600,000	(3,772)	—	(3,772)
6.21% (Semi-Annually)	6M PLN WIBOR (Semi-Annually)	3/15/2028	PLN	1,330,000	(10,642)	—	(10,642)
6M ASX BBSW (Semi-Annually)	4.21% (Semi-Annually)	3/15/2028	AUD	500,000	6,195	—	6,195
6M ASX BBSW (Semi-Annually)	4.20% (Semi-Annually)	3/15/2028	AUD	370,000	4,465	—	4,465
6M ASX BBSW (Semi-Annually)	3.73% (Semi-Annually)	3/15/2028	AUD	340,000	(996)	—	(996)
6M ASX BBSW (Semi-Annually)	3.88% (Semi-Annually)	3/15/2028	AUD	330,000	630	—	630
6M ASX BBSW (Semi-Annually)	3.97% (Semi-Annually)	3/15/2028	AUD	320,000	1,483	—	1,483
6M ASX BBSW (Semi-Annually)	3.67% (Semi-Annually)	3/15/2028	AUD	300,000	(1,466)	—	(1,466)
6M ASX BBSW (Semi-Annually)	3.78% (Semi-Annually)	3/15/2028	AUD	250,000	(316)	—	(316)
6M ASX BBSW (Semi-Annually)	4.24% (Semi-Annually)	3/15/2028	AUD	230,000	3,056	—	3,056
6M ASX BBSW (Semi-Annually)	4.00% (Semi-Annually)	3/15/2028	AUD	160,000	921	—	921
6M ASX BBSW (Semi-Annually)	4.38% (Semi-Annually)	3/15/2028	AUD	140,000	2,502	—	2,502
6M ASX BBSW (Semi-Annually)	3.83% (Semi-Annually)	3/15/2028	AUD	134,900	20	—	20
6M ASX BBSW (Semi-Annually)	3.89% (Semi-Annually)	3/15/2028	AUD	134,900	283	—	283
6M ASX BBSW (Semi-Annually)	4.50% (Semi-Annually)	3/15/2028	AUD	116,850	2,526	—	2,526
6M ASX BBSW (Semi-Annually)	3.82% (Semi-Annually)	3/15/2028	AUD	110,200	(10)	—	(10)
6M ASX BBSW (Semi-Annually)	4.44% (Semi-Annually)	3/15/2028	AUD	99,305	1,964	—	1,964
6M ASX BBSW (Semi-Annually)	4.42% (Semi-Annually)	3/15/2028	AUD	99,304	1,908	—	1,908
6M ASX BBSW (Semi-Annually)	4.43% (Semi-Annually)	3/15/2028	AUD	44,541	869	—	869

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Interest Rate Swap Contracts outstanding at January 31, 2023: Exchange Traded (continued)

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Maturity Date		Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
6M CZK PRBOR (Semi-Annually)	5.68% (Annually)	3/15/2028	CZK	2,330,000	$4,605	$—	$4,605
6M CZK PRBOR (Semi-Annually)	4.91% (Annually)	3/15/2028	CZK	2,060,000	865	—	865
6M CZK PRBOR (Semi-Annually)	4.71% (Annually)	3/15/2028	CZK	1,190,000	15	—	15
6M CZK PRBOR (Semi-Annually)	5.73% (Annually)	3/15/2028	CZK	840,000	1,751	—	1,751
7.54% (Semi-Annually)	6M PLN WIBOR (Semi-Annually)	3/15/2028	PLN	400,000	(8,249)	—	(8,249)
7.63% (Semi-Annually)	6M PLN WIBOR (Semi-Annually)	3/15/2028	PLN	850,000	(18,299)	—	(18,299)
7.79% (Quarterly)	3M ZAR JIBAR (Quarterly)	3/15/2028	ZAR	830,000	(121)	—	(121)
Total					$(21,769)	$1,672	$(23,441)
Credit Default Swap Contracts outstanding - Buy Protection as of January 31, 2023:
Exchange Traded
Reference Obligation	Fixed Deal Pay Rate	Maturity Date		Notional Amount	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Markit CDX North America Investment Grade Index Series 39 (Pay Quarterly)	1.00%	12/20/2027	USD	3,600,000	$(48,841)	$(29,390)	$(19,451)
Markit CDX North America Investment Grade Index Series 39 (Pay Quarterly)	5.00%	12/20/2027	USD	3,335,000	(108,181)	20,808	(128,989)
Total					$(157,022)	$(8,582)	$(148,440)

Inflation Swap Contracts outstanding at January 31, 2023: Exchange Traded

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Maturity Date		Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
2.31% (At Maturity)	1-Day EUR CPTFE (At Maturity)	1/15/2033	EUR	160,000	$(89)	$199	$(288)
2.40% (At Maturity)	1-Day U.S. Consumer Price Index (At Maturity)	1/19/2033	USD	270,000	1,525	—	1,525
2.49% (At Maturity)	1-Day U.S. Consumer Price Index (At Maturity)	1/26/2033	USD	630,000	(1,372)	—	(1,372)
2.48% (At Maturity)	1-Day U.S. Consumer Price Index (At Maturity)	1/27/2033	USD	270,000	(194)	—	(194)
2.54% (At Maturity)	1-Day U.S. Consumer Price Index (At Maturity)	1/31/2033	USD	270,000	(1,840)	—	(1,840)
Total					$(1,970)	$199	$(2,169)

Morningstar Funds Trust    January 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Valuation Hierarchy
The following is a summary of the inputs used, as of January 31, 2023, in valuing the Fund's investments carried at fair value:
Morningstar Alternatives Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Asset-Backed Securities	$—	$2,517,001	$—	$2,517,001
Common Stocks	48,525,545	1,805,183	535,969	50,866,697
Convertible Bonds	—	79,456,028	—	79,456,028
Convertible Preferred Stocks	2,909,701	2,054,567	—	4,964,268
Corporate Bonds	—	46,024,350	—	46,024,350
Foreign Issuer Bonds	—	8,806,562	—	8,806,562
Master Limited Partnerships	2,391,277	—	—	2,391,277
Mortgage-Backed Securities	—	56,551,438	—	56,551,438
Preferred Stocks	4,790,456	—	—	4,790,456
Rights	—	—	28,999	28,999
Investment Companies	1,284,011	—	—	1,284,011
Short-Term Investments	31,809,879	25,417,832	—	57,227,711
Purchased Options	178,875	1,728	—	180,603
Total Assets – Investments at value	$91,889,744	$222,634,689	$564,968	$315,089,401
Liabilities:
Common Stocks	$(23,778,329)	$—	$(540,600)	$(24,318,929)
Mortgage-Backed Securities	—	(5,717,043)	—	(5,717,043)
Rights	—	—*	—	—
Total Liabilities – Investments at value	$(23,778,329)	$(5,717,043)	$(540,600)	$(30,035,972)
Net Investments	$68,111,415	$216,917,646	$24,368	$285,053,429

*Includes securities determined to have no value as of January 31, 2023.

Morningstar Alternatives Fund	Level 1	Level 2	Level 3	Totals
Derivative Financial Instruments
Assets:
Futures Contracts	$247,910	$—	$—	$247,910
Forward Foreign Currency Exchange Contracts	—	33,658	—	33,658
Contracts for Difference	—	60,406,984	—	60,406,984
Swap Agreements	—	101,926	—	101,926
Total Assets - Derivative Financial Instruments	$247,910	$60,542,568	$—	$60,790,478
Liabilities:
Futures Contracts	$(593,491)	$—	$—	$(593,491)
Forward Foreign Currency Exchange Contracts	—	(116,814)	—	(116,814)
Written Options	(54,530)	(72)	—	(54,602)
Contracts for Difference	—	(57,204,339)	—	(57,204,339)
Swap Agreements	—	(282,687)	—	(282,687)
Total Liabilities - Derivative Financial Instruments	$(648,021)	$(57,603,912)	$—	$(58,251,933)
Net Derivative Financial Instruments	$(400,111)	$2,938,656	$—	$2,538,545